UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00242

Natixis Funds Trust II

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices)	(Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197 (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2822

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1. Reports to Stockholders.

The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report

June 30, 2020

AlphaSimplex Global Alternatives Fund

(formerly, ASG Global Alternatives Fund)

AlphaSimplex Managed Futures Strategy Fund

(formerly, ASG Managed Futures Strategy Fund)

AlphaSimplex Multi-Asset Fund

(formerly, ASG Dynamic Allocation Fund)

AlphaSimplex Tactical U.S. Market Fund

(formerly, ASG Tactical U.S. Market Fund)

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-225-5478. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/natixisfunds.

ALPHASIMPLEX GLOBAL ALTERNATIVES FUND

(formerly, ASG Global Alternatives Fund)

Managers	Symbols

Alexander D. Healy, PhD	Class A GAFAX

David E. Kuenzi, CFA®	Class C GAFCX

Peter A. Lee	Class N GAFNX

Philippe P. Lüdi, CFA®, PhD	Class Y GAFYX

Robert S. Rickard

AlphaSimplex Group, LLC (Adviser)

Investment Goal

The Fund pursues an absolute return strategy that seeks to provide capital appreciation consistent with the risk-return characteristics of a diversified portfolio of hedge funds. The secondary goal of the Fund is to achieve these returns with less volatility than major equity indices.

1 |

Average Annual Total Returns — June 30, 20203

					Life of Class N	Expense Ratios[4]
	6 Months	1 Year	5 Year	10 Year		Gross	Net

Class Y (Inception 9/30/08)
NAV	-7.39%	-4.22%	-0.76%	2.94%	—%	1.42%	1.39%

Class A (Inception 9/30/08)
NAV	-7.51	-4.47	-1.03	2.68	—	1.67	1.64
With 5.75% Maximum Sales Charge	-12.82	-9.99	-2.19	2.08	—

Class C (Inception 9/30/08)
NAV	-7.92	-5.22	-1.77	1.91	—	2.42	2.39
With CDSC[1]	-8.84	-6.17	-1.77	1.91	—

Class N (Inception 5/1/13)
NAV	-7.32	-4.24	-0.73	—	1.59	1.36	1.34

Comparative Performance
Barclay Fund of Funds Index[2]	-2.09	-0.46	0.47	2.08	1.71

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

Barclay Fund of Funds Index is a measure of the average return of all Fund of Funds (“FoFs”) in the Barclay database. The index is simply the arithmetic average of the net returns of all the FoFs that have reported that month. Index returns are recalculated by BarclayHedge, Ltd. throughout each month. The fund does not expect to update the index returns provided if subsequent recalculations cause such returns to change. In addition, because of these recalculations, the Barclay Fund of Funds Index returns reported by the fund may differ from the index returns for the same period published by others.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ALPHASIMPLEX MANAGED FUTURES STRATEGY FUND

(formerly, ASG Managed Futures Strategy Fund)

Managers	Symbols

Alexander D. Healy, PhD	Class A AMFAX

Kathryn M. Kaminski, PhD	Class C ASFCX

Philippe P. Lüdi, CFA®, PhD	Class N AMFNX

John C. Perry, PhD	Class Y ASFYX

Robert S. Rickard

AlphaSimplex Group, LLC (Adviser)

Investment Goal

The Fund pursues an absolute return strategy that seeks to provide capital appreciation.

3  |

Average Annual Total Returns — June 30, 20204

	6 Months		1 Year	5 Year	Life of Class		Expense Ratios[5]
							Gross	Net

Class Y (Inception 7/30/10)					Class Y/A/C	Class N
NAV	2.56%		4.33%	-0.62%	3.12%	—%	1.53%	1.45%

Class A (Inception 7/30/10)
NAV	2.48		4.15	-0.85	2.88	—	1.79	1.70
With 5.75% Maximum Sales Charge	-3.36		-1.82	-2.02	2.26	—

Class C (Inception 7/30/10)
NAV	2.16		3.43	-1.58	2.10	—	2.53	2.45
With CDSC[1]	1.16		2.43	-1.58	2.10	—

Class N (Inception 5/01/17)
NAV	2.77	[6]	4.54	—	—	1.37	1.36	1.36

Comparative Performance
Credit Suisse Managed Futures Liquid Index[2]	-5.52		-8.91	-2.46	—	-3.58
SG Trend Index[3]	-0.85		0.81	-0.42	1.87	1.24

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

Credit Suisse Managed Futures Liquid Index seeks to gain broad exposure to the Managed Futures strategy using a pre-defined quantitative methodology to invest in a range of asset classes including equities, fixed-income, commodities and currencies. Relative performance for the Credit Suisse Managed Futures Liquid Index is not available prior to January 31, 2011, which is the inception date of the index.

3

SG Trend Index is equal-weighted, reconstituted and rebalanced annually. The index calculates the net daily rate of return for a pool of Commodity Trading Advisors (CTAs) selected from the larger managers that are open to new investment. AlphaSimplex Group, LLC is part of this index.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

6

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total returns reflected above are different from the total returns reported in the financial highlights. The returns presented in the table above are what an investor would have actually experienced.

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ALPHASIMPLEX MULTI-ASSET FUND

(formerly, ASG Dynamic Allocation Fund)

Managers	Symbols

Alexander D. Healy, PhD	Class A DAAFX

John C. Perry*	Class C DACFX

Robert S. Rickard	Class Y DAYFX

Derek M. Schug, CFA®

AlphaSimplex Group, LLC (Adviser)

*	Effective at the close of business on April 30, 2020, John C. Perry joined the portfolio management team.

Investment Goal

The Fund seeks long-term capital appreciation. The secondary goal of the Fund is the protection of capital during unfavorable market conditions.

5  |

Average Annual Total Returns — June 30, 20204

				Expense Ratios[5]
	6 Months	1 Year	Life of Fund	Gross	Net

Class Y (Inception 11/30/15)
NAV	-15.07%	-8.67%	2.17%	1.42%	0.95%

Class A (Inception 11/30/15)
NAV	-15.19	-8.82	1.93	1.67	1.20
With 5.75% Maximum Sales Charge	-20.09	-14.05	0.62

Class C (Inception 11/30/15)
NAV	-15.58	-9.59	1.15	2.43	1.95
With CDSC[1]	-16.40	-10.46	1.15

Comparative Performance
Morningstar® Global Allocation IndexSM[2]	-2.73	3.15	6.77
Blended Index[3]	-0.70	5.73	6.80

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

The Morningstar® Global Allocation IndexSM represents a diverse multi-asset-class portfolio of liquid global asset classes that reflects the global investment opportunities available to an investor with a moderate risk tolerance.

3

The Blended Index is an unmanaged, blended index composed of the following weights: 60% MSCI World Index (Net)/40% Bloomberg Barclays U.S. Aggregate Bond Index. The weightings of the indices that compose the Blended Index are rebalanced on a monthly basis to maintain the allocations as described above. These rebalancings will not necessarily correspond to the rebalancing of the Fund’s investment portfolio, and the relative weightings of the asset classes in the Fund will generally differ to some extent from the weightings in the Blended Index.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ALPHASIMPLEX TACTICAL U.S. MARKET FUND

(formerly, ASG Tactical U.S. Market Fund)

Managers	Symbols

Alexander D. Healy, PhD	Class A USMAX

Robert S. Rickard	Class C USMCX

AlphaSimplex Group, LLC (Adviser)	Class Y USMYX

Kevin H. Maeda

Serena V. Stone, CFA®

Active Index Advisors®, a division of Natixis Advisors, L.P. (Subadviser)

Investment Goal

The Fund seeks long-term capital appreciation, with emphasis on the protection of capital during unfavorable market conditions.

7 |

Average Annual Total Returns — June 30, 20204

					Expense Ratios[5]
	6 Months	1 Year	5 Years	Life of Fund	Gross	Net

Class Y (Inception 9/30/13)
	-14.56%	-5.07%	5.23%	8.02%	1.06%	1.00%

Class A (Inception 9/30/13)
NAV	-14.60	-5.26	4.97	7.75	1.31	1.25
With 5.75% Maximum Sales Charge	-19.53	-10.68	3.73	6.81

Class C (Inception 9/30/13)
NAV	-15.00	-6.07	4.16	6.94	2.06	2.00
With CDSC[1]	-15.82	-6.98	4.16	6.94

Comparative Performance
S&P 500® Index[2]	-3.08	7.51	10.73	11.71
Barclay Equity Long/Short Index[3]	-1.89	0.49	2.09	3.18

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the U.S. equities market.

3

Barclay Equity Long/Short Index is comprised of equity-oriented hedge funds which hold both long and short stock positions and tend to tactically vary their net market exposure, i.e., market beta, based on their assessment of market risk and expected return. Index returns are recalculated by BarclayHedge Ltd. throughout each month. The fund does not expect to update the index returns provided if subsequent recalculations cause such returns to change. In addition, because of these recalculations, the Barclay Equity Long/Short Index returns reported by the fund may differ from the index returns for the same period published by others.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

9 |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different types of costs: transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2020 through June 30, 2020. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your Class.

The second line for the table of each class provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

ALPHASIMPLEX GLOBAL ALTERNATIVES FUND	BEGINNING ACCOUNT VALUE 1/1/2020	ENDING ACCOUNT VALUE 6/30/2020	EXPENSES PAID DURING PERIOD* 1/1/2020 – 6/30/2020
Class A
Actual	$1,000.00	$924.90	$7.37
Hypothetical (5% return before expenses)	$1,000.00	$1,017.21	$7.72
Class C
Actual	$1,000.00	$920.80	$10.94
Hypothetical (5% return before expenses)	$1,000.00	$1,013.48	$11.46
Class N
Actual	$1,000.00	$926.80	$5.94
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.22
Class Y
Actual	$1,000.00	$926.10	$6.18
Hypothetical (5% return before expenses)	$1,000.00	$1,018.45	$6.47

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.54%, 2.29%, 1.24% and 1.29% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period).

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ALPHASIMPLEX MANAGED FUTURES STRATEGY FUND	BEGINNING ACCOUNT VALUE 1/1/2020	ENDING ACCOUNT VALUE 6/30/2020	EXPENSES PAID DURING PERIOD* 1/1/2020 – 6/30/2020**
Class A
Actual	$1,000.00	$1,024.80	$8.56
Hypothetical (5% return before expenses)	$1,000.00	$1,016.41	$8.52
Class C
Actual	$1,000.00	$1,021.60	$12.31
Hypothetical (5% return before expenses)	$1,000.00	$1,012.68	$12.26
Class N
Actual	$1,000.00	$1,025.60	$6.85
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.82
Class Y
Actual	$1,000.00	$1,025.60	$7.30
Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.27

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.70%, 2.45%, 1.36% and 1.45% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period).

**

Generally accepted accounting principles require certain adjustments to be made to the net assets of the Fund for financial reporting purposes only. Amounts expressed in the table include the effect of such adjustments.

ALPHASIMPLEX MULTI-ASSET FUND	BEGINNING ACCOUNT VALUE 1/1/2020	ENDING ACCOUNT VALUE 6/30/2020	EXPENSES PAID DURING PERIOD* 1/1/2020 – 6/30/2020
Class A
Actual	$1,000.00	$848.10	$5.28
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.77
Class C
Actual	$1,000.00	$844.20	$8.71
Hypothetical (5% return before expenses)	$1,000.00	$1,015.42	$9.52
Class Y
Actual	$1,000.00	$849.30	$4.14
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	$4.52

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.15%, 1.90% and 0.90% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period).

11  |

ALPHASIMPLEX TACTICAL U.S. MARKET FUND	BEGINNING ACCOUNT VALUE 1/1/2020	ENDING ACCOUNT VALUE 6/30/2020	EXPENSES PAID DURING PERIOD* 1/1/2020 – 6/30/2020
Class A
Actual	$1,000.00	$854.00	$5.72
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.22
Class C
Actual	$1,000.00	$850.00	$9.15
Hypothetical (5% return before expenses)	$1,000.00	$1,014.97	$9.97
Class Y
Actual	$1,000.00	$854.40	$4.56
Hypothetical (5% return before expenses)	$1,000.00	$1,019.94	$4.97

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.24%, 1.99% and 0.99% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement and, with respect to AlphaSimplex Tactical U.S. Market Fund, sub-advisory agreement (collectively, the “Agreements”), at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-adviser, as applicable (collectively, the “Advisers”), believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ advisory fees and sub-advisory fees, if any, to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, the use of “soft” commission dollars to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category, performance ratings provided by a third-party where available, total return information for

13 |

various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings. These updates have increased in frequency during the COVID-19 crisis.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2020. In the case of AlphaSimplex Global Alternatives Fund, the Board approved the Agreement with an amendment that reduced the Fund’s advisory fee effective on July 1, 2020. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by Natixis Advisors, L.P. (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration increases in the services provided resulting from new regulatory requirements.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

| 14

The Board noted that, through December 31, 2019, each Fund’s one-, three- and five-year performance, as applicable, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
AlphaSimplex Global Alternatives Fund	39%	34%	67%
AlphaSimplex Managed Futures Strategy Fund	39%	69%	72%
AlphaSimplex Multi-Asset Fund	50%	24%	n/a
AlphaSimplex Tactical U.S. Market Fund	7%	1%	3%

In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third-party for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies and (2) that the Fund’s shorter-term performance was strong relative to its category. The Board also considered information about the Funds’ more recent performance, including how that performance had been impacted by the COVID-19 crisis.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services, as applicable, as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory and sub-advisory fees, as applicable, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund, as well as the need for the Advisers to offer competitive compensation and the potential need to expend additional

15 |

resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that the Funds have expense limitations in place, and they considered the amounts waived or reimbursed by the Advisers for each Fund under their expense limitation agreement. They further noted that management had proposed to reduce the expense limitation for AlphaSimplex Global Alternatives Fund on all share classes, effective as of July 1, 2020.

The Trustees noted that AlphaSimplex Global Alternatives Fund had an advisory fee rate that was above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified the relatively higher advisory fee rate, including: (1) that the Fund’s advisory fee rate was only three basis points above its peer group median and (2) management’s proposal to reduce the Fund’s advisory fee rate to a level below its peer group median.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations. With respect to economies of scale, the Trustees noted that each of the AlphaSimplex Global Alternatives Fund and the AlphaSimplex Managed Futures Strategy Fund has breakpoints in its advisory fee and that each of the Funds was subject to an expense limitation. The Trustees also considered management’s proposal to reduce the expense limitation for AlphaSimplex Global Alternatives Fund. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above.

| 16

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events, including but not limited to the COVID-19 crisis, on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions and the benefits to Natixis Advisors of being able to offer “alternative” products in the Natixis family of funds. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Advisers. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements, with the reduction of the advisory fee rate for AlphaSimplex Global Alternatives Fund, should be continued through June 30, 2021.

17 |

LIQUIDITY RISK MANAGEMENT PROGRAM

Annual Report for the Period Commencing on December 1, 2018 and ending December 31, 2019 (including updates through June 30, 2020)

Effective December 1, 2018, the Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Rule requires registered open-end funds, including mutual funds and exchange-traded funds to establish liquidity risk management programs in order to effectively manage fund liquidity and mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the Funds to assess, manage and review their liquidity risk considering applicable factors during normal and foreseeable stressed conditions. In fulfilling this requirement, each Fund assesses and reviews (where applicable and amongst other matters) its investment strategy, portfolio holdings, possible investment concentrations, use of derivatives, short-term and long-term cash flow projections, use of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Each Program has established a Program Administrator (“Administrator”) which is the adviser or sub-adviser of the Fund.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

Each Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. If a Fund does not hold a majority of highly liquid investments in its portfolio, then the Fund is required to establish a highly liquid investment minimum (“HLIM”). None of the Funds has established an HLIM.

During the period from December 1, 2018 to December 31, 2019, there were no material changes to the Program and no material events that impacted the operation of the Funds’ Programs. During the period, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations during the period.

During the period January 1, 2020 through June 30, 2020, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations.

Annual Program Assessment and Conclusion

In the opinion of the Program Administrators, the Program of each Fund approved by the Funds’ Board has been implemented effectively. The Program Administrator has also monitored, assessed and managed each Fund’s liquidity risk regularly and has determined that the Program is operating effectively.

Pursuant to the Rule’s requirements, the Board has received and reviewed a written report prepared by each Fund’s Program Administrator that addressed the operation of the Program, assessed its adequacy and effectiveness and described any material changes made to the Program.

| 18

Consolidated Portfolio of Investments – as of June 30, 2020 (Unaudited)

AlphaSimplex Global Alternatives Fund*

Shares	Description	Value (†)
Common Stocks — 18.4% of Net Assets
	Aerospace & Defense — 0.2%
1,738	Lockheed Martin Corp.	$634,231
10,060	Raytheon Technologies Corp.	619,897

		1,254,128

	Air Freight & Logistics — 0.2%
7,314	C.H. Robinson Worldwide, Inc.	578,245
7,197	Expeditors International of Washington, Inc.	547,260

		1,125,505

	Banks — 0.2%
6,152	Citigroup, Inc.	314,367
20,987	IBERIABANK Corp.	955,748

		1,270,115

	Beverages — 0.3%
17,442	Coca-Cola Co. (The)	779,309
16,562	Coca-Cola European Partners PLC	625,381
4,834	PepsiCo, Inc.	639,345

		2,044,035

	Biotechnology — 0.1%
1,577	Alnylam Pharmaceuticals, Inc.(a)	233,569
2,256	Exact Sciences Corp.(a)	196,137
408	Regeneron Pharmaceuticals, Inc.(a)	254,449
1,356	Seattle Genetics, Inc.(a)	230,412

		914,567

	Building Products — 0.1%
5,453	Allegion PLC	557,406
4,403	Masonite International Corp.(a)	342,465

		899,871

	Capital Markets — 0.9%
19,766	Bank of New York Mellon Corp. (The)	763,956
4,503	Blackstone Group, Inc. (The), Class A	255,140
9,909	Houlihan Lokey, Inc.	551,337
6,896	Intercontinental Exchange, Inc.	631,673
1,273	MarketAxess Holdings, Inc.	637,671
3,577	Morningstar, Inc.	504,250
4,461	Nasdaq, Inc.	532,956
10,005	SEI Investments Co.	550,075
42,978	TD Ameritrade Holding Corp.	1,563,539

		5,990,597

	Chemicals — 0.2%
3,367	Ecolab, Inc.	669,865
1,611	NewMarket Corp.	645,173
15,105	Olin Corp.	173,556

		1,488,594

19 |	See accompanying notes to financial statements.

Consolidated Portfolio of Investments – as of June 30, 2020 (Unaudited)

AlphaSimplex Global Alternatives Fund* – (continued)

Shares	Description	Value (†)
	Commercial Services & Supplies — 0.4%
1,966	Cintas Corp.	$523,664
3,191	Copart, Inc.(a)	265,714
2,894	Republic Services, Inc.	237,453
16,265	Ritchie Bros. Auctioneers, Inc.	664,425
10,641	Rollins, Inc.	451,072
2,265	Waste Management, Inc.	239,886

		2,382,214

	Communications Equipment — 0.1%
26,733	Radware Ltd.(a)	630,631
1,348	Ubiquiti, Inc.	235,307

		865,938

	Construction & Engineering — 0.1%
9,291	AECOM(a)	349,156

	Construction Materials — 0.1%
7,342	Eagle Materials, Inc.	515,555

	Consumer Finance — 0.1%
8,116	FirstCash, Inc.	547,668
8,006	Green Dot Corp., Class A(a)	392,934

		940,602

	Containers & Packaging — 0.3%
4,989	AptarGroup, Inc.	558,668
4,580	Avery Dennison Corp.	522,532
5,251	Packaging Corp. of America	524,050
19,853	Silgan Holdings, Inc.	643,039

		2,248,289

	Distributors — 0.0%
11,686	LKQ Corp.(a)	306,173

	Diversified Financial Services — 0.1%
2	Berkshire Hathaway, Inc., Class A(a)	534,600

	Diversified Telecommunication Services — 0.4%
54,119	AT&T, Inc.	1,636,017
11,599	Verizon Communications, Inc.	639,453

		2,275,470

	Electric Utilities — 0.5%
4,960	Alliant Energy Corp.	237,286
2,925	American Electric Power Co., Inc.	232,947
5,586	Avangrid, Inc.	234,500
2,919	Duke Energy Corp.	233,199
2,511	Entergy Corp.	235,557
2,818	Eversource Energy	234,655
6,549	Exelon Corp.	237,663
6,181	FirstEnergy Corp.	239,699
2,161	Hawaiian Electric Industries, Inc.	77,926

See accompanying notes to financial statements.	| 20

Consolidated Portfolio of Investments – as of June 30, 2020 (Unaudited)

AlphaSimplex Global Alternatives Fund* – (continued)

Shares	Description	Value (†)
	Electric Utilities — continued
2,705	IDACORP, Inc.	$236,336
976	NextEra Energy, Inc.	234,406
7,717	OGE Energy Corp.	234,288
3,251	Pinnacle West Capital Corp.	238,266
5,625	Portland General Electric Co.	235,181
4,526	Southern Co. (The)	234,673
2,953	Xcel Energy, Inc.	184,563

		3,561,145

	Electrical Equipment — 0.2%
8,840	Emerson Electric Co.	548,345
4,278	Generac Holdings, Inc.(a)	521,617
12,402	Vertiv Holdings Co.(a)	168,171

		1,238,133

	Electronic Equipment, Instruments & Components — 0.2%
5,436	Amphenol Corp., Class A	520,823
4,878	CDW Corp.	566,726
2,463	Keysight Technologies, Inc.(a)	248,221

		1,335,770

	Entertainment — 0.1%
38,565	Lions Gate Entertainment Corp., Class A(a)	285,767
1,601	Madison Square Garden Sports Corp., Class A(a)	235,171

		520,938

	Food & Staples Retailing — 0.2%
1,730	Costco Wholesale Corp.	524,553
5,675	Sysco Corp.	310,195
10,016	U.S. Foods Holding Corp.(a)	197,516
4,288	Walmart, Inc.	513,617

		1,545,881

	Food Products — 0.9%
15,909	Archer-Daniels-Midland Co.	634,769
20,204	Conagra Brands, Inc.	710,575
6,715	Flowers Foods, Inc.	150,147
23,574	Hain Celestial Group, Inc. (The)(a)	742,817
1,467	Hershey Co. (The)	190,153
11,030	Hormel Foods Corp.	532,418
51,150	Hostess Brands, Inc.(a)	625,053
7,950	Kellogg Co.	525,177
889	McCormick & Co., Inc.	159,496
18,388	Mondelez International, Inc., Class A	940,178
16,068	Tootsie Roll Industries, Inc.	550,650

		5,761,433

	Gas Utilities — 0.3%
2,389	Atmos Energy Corp.	237,897
16,272	National Fuel Gas Co.	682,285

21 |	See accompanying notes to financial statements.

Consolidated Portfolio of Investments – as of June 30, 2020 (Unaudited)

AlphaSimplex Global Alternatives Fund* – (continued)

Shares	Description	Value (†)
	Gas Utilities — continued
3,627	Spire, Inc.	$238,330
37,204	Suburban Propane Partners LP	532,017

		1,690,529

	Health Care Equipment & Supplies — 0.8%
14,355	Baxter International, Inc.	1,235,966
9,492	Danaher Corp.	1,678,470
631	DexCom, Inc.(a)	255,807
1,350	Insulet Corp.(a)	262,251
7,034	Medtronic PLC	645,018
10,360	Merit Medical Systems, Inc.(a)	472,934
3,461	STERIS PLC	531,056

		5,081,502

	Health Care Providers & Services — 0.3%
8,426	Centene Corp.(a)	535,472
4,527	Magellan Health, Inc.(a)	330,380
13,282	Premier, Inc., Class A(a)	455,307
5,983	Quest Diagnostics, Inc.	681,823

		2,002,982

	Health Care Technology — 0.3%
20,785	Cerner Corp.	1,424,812
996	Veeva Systems, Inc., Class A(a)	233,482

		1,658,294

	Hotels, Restaurants & Leisure — 0.7%
14,353	Accel Entertainment, Inc., Class A(a)	138,219
18,759	Bloomin’ Brands, Inc.	199,971
903	Chipotle Mexican Grill, Inc.(a)	950,281
9,892	Hilton Worldwide Holdings, Inc.	726,567
3,592	McDonald’s Corp.	662,616
9,954	MGM Resorts International	167,227
10,272	Starbucks Corp.	755,917
11,055	Wendy’s Co. (The)	240,778
7,227	Yum! Brands, Inc.	628,099

		4,469,675

	Household Durables — 0.0%
81	NVR, Inc.(a)	263,959

	Household Products — 0.3%
2,598	Colgate-Palmolive Co.	190,330
1,063	Kimberly-Clark Corp.	150,255
13,437	Procter & Gamble Co. (The)	1,606,662

		1,947,247

	Independent Power & Renewable Electricity Producers — 0.0%
8,177	Atlantica Sustainable Infrastructure PLC	237,951

See accompanying notes to financial statements.	| 22

Consolidated Portfolio of Investments – as of June 30, 2020 (Unaudited)

AlphaSimplex Global Alternatives Fund* – (continued)

Shares	Description	Value (†)
	Industrial Conglomerates — 0.1%
81,933	General Electric Co.	$559,602

	Insurance — 1.0%
12,264	Allstate Corp. (The)	1,189,485
3,335	Aon PLC, Class A	642,321
16,267	Axis Capital Holdings Ltd.	659,790
5,658	Brown & Brown, Inc.	230,620
1,804	Chubb Ltd.	228,422
2,735	Erie Indemnity Co., Class A	524,847
10,968	Marsh & McLennan Cos., Inc.	1,177,634
6,655	Progressive Corp. (The)	533,132
2,024	Travelers Cos., Inc. (The)	230,837
717	White Mountains Insurance Group Ltd.	636,674
4,071	WR Berkley Corp.	233,228

		6,286,990

	Interactive Media & Services — 0.1%
10,508	Snap, Inc., Class A(a)	246,833
9,212	Twitter, Inc.(a)	274,425

		521,258

	Internet & Direct Marketing Retail — 0.3%
378	Amazon.com, Inc.(a)	1,042,834
20,158	eBay, Inc.	1,057,287

		2,100,121

	IT Services — 1.0%
4,158	Accenture PLC, Class A	892,806
10,412	Amdocs Ltd.	633,883
8,802	Black Knight, Inc.(a)	638,673
12,683	Booz Allen Hamilton Holding Corp.	986,611
4,192	Broadridge Financial Solutions, Inc.	528,988
8,396	GoDaddy, Inc., Class A(a)	615,679
3,481	Jack Henry & Associates, Inc.	640,608
8,930	MAXIMUS, Inc.	629,118
1,087	Okta, Inc.(a)	217,650
7,372	Paychex, Inc.	558,429

		6,342,445

	Leisure Products — 0.0%
13,156	Callaway Golf Co.	230,362

	Life Sciences Tools & Services — 0.1%
10,378	Agilent Technologies, Inc.	917,104

	Machinery — 0.4%
11,365	Donaldson Co., Inc.	528,700
10,367	Hillenbrand, Inc.	280,635
6,407	Lincoln Electric Holdings, Inc.	539,726
9,802	Toro Co. (The)	650,264

23 |	See accompanying notes to financial statements.

Consolidated Portfolio of Investments – as of June 30, 2020 (Unaudited)

AlphaSimplex Global Alternatives Fund* – (continued)

Shares	Description	Value (†)
	Machinery — continued
30,922	Trinity Industries, Inc.	$658,329

		2,657,654

	Media — 0.2%
40,672	Altice USA, Inc., Class A(a)	916,747
14,668	Loral Space & Communications, Inc.	286,319

		1,203,066

	Metals & Mining — 0.1%
3,853	Agnico Eagle Mines Ltd.	246,823
9,190	Barrick Gold Corp.	247,579

		494,402

	Multi-Utilities — 0.4%
3,371	Ameren Corp.	237,184
4,086	CMS Energy Corp.	238,704
3,285	Consolidated Edison, Inc.	236,290
2,894	Dominion Energy, Inc.	234,935
2,211	DTE Energy Co.	237,682
10,389	NiSource, Inc.	236,246
4,440	NorthWestern Corp.	242,069
4,836	Public Service Enterprise Group, Inc.	237,738
1,977	Sempra Energy	231,764
2,696	WEC Energy Group, Inc.	236,304

		2,368,916

	Multiline Retail — 0.1%
2,815	Dollar General Corp.	536,286

	Oil, Gas & Consumable Fuels — 0.2%
11,027	CVR Energy, Inc.	221,753
15,075	Enviva Partners LP	543,303
3,316	Magellan Midstream Partners LP	143,152
1,295	Marathon Petroleum Corp.	48,407
447	Occidental Petroleum Corp.	8,180

		964,795

	Personal Products — 0.2%
2,739	Estee Lauder Cos., Inc. (The), Class A	516,794
7,865	Herbalife Nutrition Ltd.(a)	353,768
3,166	Medifast, Inc.	439,346

		1,309,908

	Pharmaceuticals — 0.3%
3,689	Johnson & Johnson	518,784
6,799	Merck & Co., Inc.	525,767
19,433	Pfizer, Inc.	635,459

		1,680,010

	Professional Services — 0.4%
375	CoStar Group, Inc.(a)	266,501

See accompanying notes to financial statements.	| 24

Consolidated Portfolio of Investments – as of June 30, 2020 (Unaudited)

AlphaSimplex Global Alternatives Fund* – (continued)

Shares	Description	Value (†)
	Professional Services — continued
6,762	Exponent, Inc.	$547,249
8,719	IHS Markit Ltd.	658,284
21,260	Nielsen Holdings PLC	315,924
3,229	Verisk Analytics, Inc.	549,576

		2,337,534

	Real Estate Management & Development — 0.1%
13,510	CBRE Group, Inc., Class A(a)	610,922

	REITs – Apartments — 0.2%
8,482	American Homes 4 Rent, Class A	228,166
1,512	AvalonBay Communities, Inc.	233,816
2,586	Camden Property Trust	235,895
3,972	Equity Residential	233,633
1,011	Essex Property Trust, Inc.	231,691
2,083	Mid-America Apartment Communities, Inc.	238,857

		1,402,058

	REITs – Hotels — 0.0%
9,989	MGM Growth Properties LLC, Class A	271,801

	REITs – Manufactured Homes — 0.1%
3,666	Equity LifeStyle Properties, Inc.	229,052
1,652	Sun Communities, Inc.	224,143

		453,195

	REITs – Mortgage — 0.2%
8,324	AGNC Investment Corp.	107,380
6,945	Annaly Capital Management, Inc.	45,559
4,880	Blackstone Mortgage Trust, Inc., Class A	117,559
58,520	Broadmark Realty Capital, Inc.	554,184
9,110	KKR Real Estate Finance Trust, Inc.	151,044

		975,726

	REITs – Office Property — 0.2%
1,425	Alexandria Real Estate Equities, Inc.	231,206
7,541	Douglas Emmett, Inc.	231,207
14,835	Equity Commonwealth	477,687
3,929	Kilroy Realty Corp.	230,633

		1,170,733

	REITs – Shopping Centers — 0.1%
2,712	Alexander’s, Inc.	653,321

	REITs – Storage — 0.1%
8,605	CubeSmart	232,249
2,527	Extra Space Storage, Inc.	233,419
2,501	Life Storage, Inc.	237,470
1,218	Public Storage	233,722

		936,860

25 |	See accompanying notes to financial statements.

Consolidated Portfolio of Investments – as of June 30, 2020 (Unaudited)

AlphaSimplex Global Alternatives Fund* – (continued)

Shares	Description	Value (†)
	REITs – Warehouse/Industrials — 0.0%
5,740	Rexford Industrial Realty, Inc.	$237,808

	Road & Rail — 0.4%
7,620	CSX Corp.	531,419
4,393	Landstar System, Inc.	493,378
4,889	Old Dominion Freight Line, Inc.	829,125
7,582	Uber Technologies, Inc.(a)	235,649
3,107	Union Pacific Corp.	525,300

		2,614,871

	Semiconductors & Semiconductor Equipment — 0.2%
4,952	Advanced Micro Devices, Inc.(a)	260,525
5,335	Applied Materials, Inc.	322,501
1,330	KLA Corp.	258,658
884	Lam Research Corp.	285,939
512	NVIDIA Corp.	194,514
3,189	Teradyne, Inc.	269,502

		1,591,639

	Software — 1.9%
9,055	2U, Inc.(a)	343,728
1,317	Adobe, Inc.(a)	573,303
1,409	Atlassian Corp. PLC, Class A(a)	254,000
16,752	Box, Inc., Class A(a)	347,771
5,956	Check Point Software Technologies Ltd.(a)	639,853
3,810	Citrix Systems, Inc.	563,537
18,534	CommVault Systems, Inc.(a)	717,266
9,885	Cornerstone OnDemand, Inc.(a)	381,166
1,702	DocuSign, Inc.(a)	293,101
4,559	Fortinet, Inc.(a)	625,814
4,153	New Relic, Inc.(a)	286,142
43,714	NortonLifeLock, Inc.	866,849
35,112	Open Text Corp.	1,491,558
11,491	Oracle Corp.	635,108
885	Paycom Software, Inc.(a)	274,111
9,105	PTC, Inc.(a)	708,278
824	RingCentral, Inc., Class A(a)	234,848
3,447	salesforce.com, Inc.(a)	645,726
1,668	ServiceNow, Inc.(a)	675,640
2,444	Tyler Technologies, Inc.(a)	847,775
7,854	Zendesk, Inc.(a)	695,315

		12,100,889

	Specialty Retail — 0.5%
4,855	Advance Auto Parts, Inc.	691,595
6,070	Best Buy Co., Inc.	529,729
4,909	Lowe’s Cos., Inc.	663,304
4,780	Murphy USA, Inc.(a)	538,180
20,558	Rent-A-Center, Inc.	571,923

See accompanying notes to financial statements.	| 26

Consolidated Portfolio of Investments – as of June 30, 2020 (Unaudited)

AlphaSimplex Global Alternatives Fund* – (continued)

Shares	Description	Value (†)
	Specialty Retail — continued
3,964	Tractor Supply Co.	$522,416

		3,517,147

	Technology Hardware, Storage & Peripherals — 0.3%
1,496	Apple, Inc.	545,741
37,649	HP, Inc.	656,222
16,604	Seagate Technology PLC	803,799

		2,005,762

	Textiles, Apparel & Luxury Goods — 0.1%
878	Lululemon Athletica, Inc.(a)	273,945
9,262	VF Corp.	564,426

		838,371

	Thrifts & Mortgage Finance — 0.3%
47,826	Columbia Financial, Inc.(a)	667,412
82,096	Kearny Financial Corp.	671,545
65,028	Northwest Bancshares, Inc.	664,912
8,091	TFS Financial Corp.	115,782

		2,119,651

	Trading Companies & Distributors — 0.2%
18,407	HD Supply Holdings, Inc.(a)	637,802
1,805	W.W. Grainger, Inc.	567,059

		1,204,861

	Water Utilities — 0.0%
1,859	American Water Works Co., Inc.	239,179

	Total Common Stocks (Identified Cost $115,625,755)	120,176,095

Exchange-Traded Funds — 0.7%
58,741	iShares® iBoxx $ High Yield Corporate Bond ETF (Identified Cost $5,048,888)	4,794,440

Principal Amount
Short-Term Investments — 78.0%
	Certificates of Deposit — 60.2%
$25,000,000	National Bank of Kuwait (NY), 0.260%, 7/01/2020	25,000,124
15,000,000	Norinchukin Bank (NY), 0.100%, 7/02/2020	15,000,008
10,000,000	Landesbank Baden-Wuerttemberg (NY), 0.150%, 7/02/2020	10,000,014
20,000,000	Royal Bank of Canada (NY), 1-month LIBOR + 0.210%, 0.387%, 7/10/2020(b)(c)	20,000,714
10,000,000	Sumitomo Mitsui Trust Bank (NY), 1.100%, 7/15/2020	10,004,149
5,000,000	DNB Nor Bank ASA (NY), 0.520%, 7/21/2020	5,001,236
25,000,000	DZ Bank (NY), 0.680%, 7/21/2020	25,007,755
20,000,000	BNP Paribas (NY), 0.760%, 7/21/2020	20,007,347
25,000,000	Mizuho Bank Ltd. (NY), 0.840%, 7/21/2020	25,010,496
10,000,000	Landesbank Hessen-Thueringen Girozentrale, 0.450%, 7/27/2020	10,002,467

27 |	See accompanying notes to financial statements.

Consolidated Portfolio of Investments – as of June 30, 2020 (Unaudited)

AlphaSimplex Global Alternatives Fund* – (continued)

Principal Amount	Description	Value (†)
	Certificates of Deposit — continued
$8,000,000	Landesbank Hessen-Thueringen Girozentrale, 0.260%, 8/05/2020	$8,001,120
5,000,000	MUFG Bank Ltd. (NY), 0.980%, 8/28/2020	5,005,989
25,000,000	Credit Industriel et Commercial (NY), 0.230%, 9/01/2020	25,005,598
20,000,000	Bank of Montreal (IL), 0.800%, 9/04/2020(c)	20,022,010
25,000,000	Nordea Bank ABP (NY), 0.180%, 9/11/2020	25,002,533
5,000,000	Toronto-Dominion Bank (NY), 1.020%, 9/11/2020(c)	5,008,162
25,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 0.260%, 9/16/2020	25,001,298
15,000,000	Sumitomo Mitsui Trust Bank (NY), 0.310%, 9/17/2020	15,002,498
21,000,000	Svenska Handelsbanken (NY), 0.200%, 9/18/2020	21,002,005
25,000,000	Commonwealth Bank of Australia (NY), 0.240%, 9/22/2020	25,002,798
25,000,000	Sumitomo Mitsui Banking Corp. (NY), 1-month LIBOR + 0.150%, 0.338%, 10/13/2020(b)	24,999,666
25,000,000	Toronto-Dominion Bank (NY), 1-month LIBOR + 0.310%, 0.500%, 10/20/2020(b)(c)	25,018,051
5,000,000	Royal Bank of Canada (NY), 3-month LIBOR + 0.110%, 0.428%, 6/11/2021(b)	5,000,000

		394,106,038

	Commercial Paper — 7.0%
20,000,000	Cooperatieve Rabobank UA, 0.090%, 7/02/2020(d)	19,999,900
1,000,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 0.280%, 7/07/2020(d)	999,977
8,000,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 0.280%, 7/14/2020(d)	7,999,546
17,000,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 0.260%, 7/28/2020(d)	16,997,448

		45,996,871

	Time Deposits — 5.5%
30,300,000	Skandinaviska Enskilda Banken (NY), 0.040%, 7/01/2020	30,300,000
5,500,000	Canadian Imperial Bank of Commerce, 0.080%, 7/01/2020	5,500,000

		35,800,000

	Treasuries — 5.3%
14,500,000	U.S. Treasury Bills, 0.114%-0.135%, 7/09/2020(d)(e)(f)	14,499,630
20,000,000	U.S. Treasury Bills, 0.120%, 8/25/2020(d)	19,995,722

		34,495,352

	Repurchase Agreements — 0.0%
221,548	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2020 at 0.000% to be repurchased at $221,548 on 7/01/2020 collateralized by $226,200 U.S. Treasury Note, 0.125% due 6/30/2022 valued at $226,023 including accrued interest (Note 2 of Notes to Financial Statements)	221,548

	Total Short-Term Investments (Identified Cost $510,522,195)	510,619,809

	Total Investments — 97.1% (Identified Cost $631,196,838)	635,590,344
	Other assets less liabilities — 2.9%	19,306,933

	Net Assets — 100.0%	$654,897,277

See accompanying notes to financial statements.	| 28

Consolidated Portfolio of Investments – as of June 30, 2020 (Unaudited)

AlphaSimplex Global Alternatives Fund* – (continued)

*	Formerly ASG Global Alternatives Fund.
(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Variable rate security. Rate as of June 30, 2020 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(e)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.
(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
REITs	Real Estate Investment Trusts

CHF	Swiss Franc
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

At June 30, 2020, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
UBS AG	9/16/2020	CHF	B	1,500,000	$1,580,571	$1,586,758	$6,187
UBS AG	9/16/2020	CHF	B	7,000,000	7,431,287	7,404,869	(26,418)
UBS AG	9/16/2020	CHF	S	15,000,000	15,771,511	15,867,576	(96,065)
UBS AG	9/16/2020	NOK	B	20,000,000	2,124,053	2,078,452	(45,601)
UBS AG	9/16/2020	NZD	B	16,900,000	10,979,051	10,904,836	(74,215)
UBS AG	9/16/2020	NZD	S	1,700,000	1,106,657	1,096,936	9,721
UBS AG	9/16/2020	NZD	S	4,700,000	3,017,568	3,032,706	(15,138)
UBS AG	9/16/2020	PLN	B	3,500,000	889,188	884,874	(4,314)
UBS AG	9/16/2020	PLN	S	3,500,000	889,408	884,874	4,534
UBS AG	9/16/2020	SEK	B	8,000,000	849,049	859,329	10,280
UBS AG	9/16/2020	SEK	B	112,000,000	12,158,309	12,030,609	(127,700)
UBS AG	9/16/2020	SEK	S	12,000,000	1,275,227	1,288,994	(13,767)
UBS AG	9/16/2020	SGD	S	4,500,000	3,235,571	3,229,739	5,832
UBS AG	9/16/2020	ZAR	S	19,500,000	1,153,564	1,115,005	38,559

Total							$(328,105)

29 |	See accompanying notes to financial statements.

Consolidated Portfolio of Investments – as of June 30, 2020 (Unaudited)

AlphaSimplex Global Alternatives Fund* – (continued)

At June 30, 2020, open long futures contracts were as follows:

Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	9/30/2020	1,592	$351,375,865	$351,558,376	$182,511
3 Year Australia Government Bond	9/15/2020	359	28,991,712	29,001,088	9,376
5 Year U.S. Treasury Note	9/30/2020	376	47,078,602	47,279,063	200,461
10 Year Australia Government Bond	9/15/2020	57	5,853,279	5,852,696	(583)
10 Year U.S. Treasury Note	9/21/2020	527	72,998,844	73,343,578	344,734
AEX-Index®	7/17/2020	6	757,373	754,385	(2,988)
Canadian Dollar	9/15/2020	35	2,619,190	2,576,700	(42,490)
DAX	9/18/2020	40	13,686,556	13,847,694	161,138
E-mini NASDAQ 100	9/18/2020	6	1,155,926	1,217,670	61,744
E-mini S&P MidCap 400®	9/18/2020	3	525,960	533,730	7,770
EURO STOXX 50®	9/18/2020	68	2,425,529	2,462,307	36,778
Euro-BTP	9/08/2020	296	46,904,624	47,848,139	943,515
Euro-Buxl® 30 Year Bond	9/08/2020	5	1,214,391	1,235,625	21,234
Eurodollar	9/14/2020	40	9,972,000	9,973,500	1,500
FTSE 100 Index	9/18/2020	118	9,027,727	8,988,497	(39,230)
German Euro BOBL	9/08/2020	34	5,129,360	5,156,099	26,739
German Euro Bund	9/08/2020	123	24,278,163	24,393,378	115,215
Hang Seng Index®	7/30/2020	10	1,596,220	1,564,222	(31,998)
Japanese Yen	9/14/2020	43	5,025,825	4,983,163	(42,662)
MSCI Emerging Markets Index	9/18/2020	105	5,259,035	5,174,925	(84,110)
MSCI Taiwan Index	7/30/2020	34	1,467,310	1,471,180	3,870
Nikkei 225™	9/10/2020	4	853,549	825,006	(28,543)
OMXS30®	7/17/2020	43	732,430	768,912	36,482
S&P/TSX 60 Index	9/17/2020	6	829,243	820,713	(8,530)
Short-Term Euro-BTP	9/08/2020	63	7,900,673	7,918,919	18,246
Sterling	9/16/2020	394	60,871,698	60,943,318	71,620
TOPIX	9/10/2020	19	2,863,857	2,742,440	(121,417)
U.S. Dollar Index	9/14/2020	120	11,588,460	11,681,880	93,420
UK Long Gilt	9/28/2020	303	51,516,746	51,676,590	159,844

Total					$2,093,646

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Brent Crude Oil	7/31/2020	112	$4,663,620	$4,622,240	$(41,380)
Coffee	9/18/2020	60	2,391,525	2,272,500	(119,025)
Copper LME	9/16/2020	87	12,230,860	13,091,325	860,465
Gasoline	8/31/2020	5	249,354	249,354	—
Gold	8/27/2020	89	15,529,690	16,024,450	494,760
Nickel LME	9/16/2020	55	4,071,507	4,224,330	152,823
Soybean	11/13/2020	95	4,046,813	4,190,688	143,875
Soybean Oil	12/14/2020	166	2,914,968	2,869,476	(45,492)
Sugar	9/30/2020	162	2,105,253	2,170,023	64,770
Wheat	9/14/2020	420	10,446,988	10,326,750	(120,238)
Zinc LME	9/16/2020	152	7,299,800	7,774,800	475,000

Total					$1,865,558

See accompanying notes to financial statements.	| 30

Consolidated Portfolio of Investments – as of June 30, 2020 (Unaudited)

AlphaSimplex Global Alternatives Fund* – (continued)

At June 30, 2020, open short futures contracts were as follows:

Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year Canada Government Bond	9/21/2020	806	$91,141,514	$91,322,127	$(180,613)
30 Year U.S. Treasury Bond	9/21/2020	113	20,014,954	20,177,563	(162,609)
Australian Dollar	9/14/2020	40	2,797,178	2,760,000	37,178
Brazilian Real	7/31/2020	52	972,790	955,760	17,030
British Pound	9/14/2020	25	1,930,100	1,937,031	(6,931)
E-mini S&P 500®	9/18/2020	308	47,252,175	47,589,080	(336,905)
Euribor	9/14/2020	57	16,073,908	16,082,714	(8,806)
Euro	9/14/2020	324	45,845,142	45,576,675	268,467
Euro-OAT	9/08/2020	46	8,654,452	8,664,316	(9,864)
Indian Rupee	7/29/2020	132	3,451,008	3,485,856	(34,848)
Mexican Peso	9/14/2020	274	6,224,765	5,901,960	322,805

Total					$(95,096)

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Aluminum LME	9/16/2020	79	$3,076,625	$3,191,600	$(114,975)
Cocoa	9/15/2020	173	4,099,530	3,781,780	317,750
Copper	9/28/2020	121	7,970,763	8,253,713	(282,950)
Copper LME	9/16/2020	101	13,528,806	15,197,975	(1,669,169)
Corn	12/14/2020	665	11,158,325	11,654,125	(495,800)
Cotton	12/08/2020	11	332,035	334,840	(2,805)
Live Cattle	8/31/2020	80	3,151,590	3,080,800	70,790
Low Sulfur Gasoil	8/12/2020	61	2,231,750	2,167,025	64,725
Natural Gas	7/29/2020	24	434,530	420,240	14,290
New York Harbor ULSD	7/31/2020	24	1,175,773	1,195,992	(20,219)
Nickel LME	9/16/2020	16	1,184,448	1,228,896	(44,448)
Soybean Meal	12/14/2020	76	2,222,380	2,248,840	(26,460)
WTI Crude Oil	8/20/2020	10	393,400	393,400	—
Zinc LME	9/16/2020	141	7,123,964	7,212,150	(88,186)

Total					$(2,277,457)

1 Commodity futures are held by AlphaSimplex Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary. See Note 1 of Notes to Financial Statements.

Bilateral Equity Basket Total Return Swaps(a)

Reference Entity	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)	Value of Reference Entities	Notional Amount Net Asset Percentage
Equity Securities Short	Morgan Stanley Capital Services LLC	5/19/2021	$(24,190,591)	$—	$(24,190,591)	(3.7%)

(a)

The Fund receives or pays, on a monthly basis, the total return on a portfolio of short equity positions net of one day U.S. Federal Funds Effective Rate minus a spread of 0.45%-0.68% as calculated on the notional amount. See Note 2 of Notes to Financial Statements.

31 |	See accompanying notes to financial statements.

Consolidated Portfolio of Investments – as of June 30, 2020 (Unaudited)

AlphaSimplex Global Alternatives Fund* – (continued)

The following table represents the reference entities underlying the total return swap with Morgan Stanley Capital Services LLC as of June 30, 2020:

Common Stocks – Short	Shares	Value	% of Basket Value
Aerospace & Defense
AeroVironment, Inc.	(2,495)	$(198,677)	(0.8%)
Spirit AeroSystems Holdings, Inc.	(4,301)	(102,966)	(0.4%)

		(301,643)

Auto Components
Goodyear Tire & Rubber Co. (The)	(20,017)	(179,052)	(0.7%)

Banks
First Horizon National Corp.	(95,439)	(950,572)	(3.9%)

Biotechnology
Agios Pharmaceuticals, Inc.	(4,132)	(220,979)	(0.9%)
Alkermes PLC	(12,848)	(249,316)	(1.0%)
Bluebird Bio, Inc.	(3,393)	(207,109)	(0.9%)
Caredx, Inc.	(7,721)	(273,555)	(1.1%)
Enanta Pharmaceuticals, Inc.	(4,368)	(219,317)	(0.9%)
Intercept Pharmaceuticals, Inc.	(4,842)	(231,980)	(1.0%)
Ionis Pharmaceuticals, Inc.	(3,770)	(222,279)	(0.9%)
Madrigal Pharmaceuticals, Inc.	(2,201)	(249,263)	(1.0%)
Sarepta Therapeutics, Inc.	(1,390)	(222,873)	(0.9%)

		(2,096,671)

Building Products
Advanced Drainage Systems, Inc.	(9,589)	(473,697)	(2.0%)

Capital Markets
Ares Management Corp., Class A	(11,425)	(453,573)	(1.9%)
Charles Schwab Corp. (The)	(45,649)	(1,540,197)	(6.4%)

		(1,993,770)

Chemicals
DuPont de Nemours, Inc.	(3,822)	(203,063)	(0.8%)
Ferro Corp.	(19,792)	(236,316)	(1.0%)
Mosaic Co. (The)	(11,873)	(148,531)	(0.6%)
Tronox Holdings PLC, Class A	(32,235)	(232,737)	(1.0%)

		(820,647)

Communications Equipment
CommScope Holding Co., Inc.	(17,165)	(142,984)	(0.6%)

Diversified Financial Services
Cannae Holdings, Inc.	(11,722)	(481,774)	(2.0%)

Diversified Telecommunication Services
Anterix, Inc.	(10,164)	(460,836)	(1.9%)

Energy Equipment & Services
Halliburton Co.	(12,880)	(167,182)	(0.7%)
National Oilwell Varco, Inc.	(12,787)	(156,641)	(0.6%)
Schlumberger Ltd.	(9,616)	(176,838)	(0.7%)

		(500,661)

See accompanying notes to financial statements.	| 32

Consolidated Portfolio of Investments – as of June 30, 2020 (Unaudited)

AlphaSimplex Global Alternatives Fund* – (continued)

Common Stocks – Short	Shares	Value	% of Basket Value
Equity Real Estate Investment Trusts
Americold Realty Trust	(12,673)	$(460,030)	(1.9%)
Brandywine Realty Trust	(45,292)	(493,230)	(2.0%)
CyrusOne, Inc.	(6,224)	(452,796)	(1.9%)
Easterly Government Properties, Inc.	(12,731)	(294,341)	(1.2%)
Franklin Street Properties	(90,468)	(460,482)	(1.9%)
Healthcare Trust of America, Inc., Class A	(16,547)	(438,826)	(1.8%)
Invitation Homes Trust	(15,519)	(427,238)	(1.8%)
JBG SMITH Properties	(9,092)	(268,851)	(1.1%)
QTS Realty Trust, Inc., Class A	(6,888)	(441,452)	(1.8%)
UDR, Inc.	(7,159)	(267,603)	(1.1%)
UMH Properties, Inc.	(33,194)	(429,198)	(1.8%)

		(4,434,047)

Food Products
Bunge Ltd.	(10,901)	(448,358)	(1.9%)
Cal-Maine Foods, Inc.	(10,376)	(461,525)	(1.9%)
Sanderson Farms, Inc.	(3,680)	(426,475)	(1.8%)

		(1,336,358)

Health Care Equipment & Supplies
ABIOMED, Inc.	(936)	(226,100)	(0.9%)
STAAR Surgical Co.	(4,665)	(287,084)	(1.2%)
Tandem Diabetes Care, Inc.	(3,177)	(314,269)	(1.3%)

		(827,453)

Health Care Providers & Services
BioTelemetry, Inc.	(5,039)	(227,713)	(0.9%)
MEDNAX, Inc.	(9,944)	(170,042)	(0.7%)
R1 RCM, Inc.	(41,236)	(459,781)	(1.9%)

		(857,536)

Insurance
Old Republic International Corp.	(26,135)	(426,262)	(1.8%)
United Fire Group, Inc.	(17,579)	(487,114)	(2.0%)

		(913,376)

Interactive Media & Entertainment
SINA Corp.	(6,486)	(232,912)	(1.0%)

Internet & Direct Marketing Retail
Grubhub, Inc.	(3,038)	(213,571)	(0.9%)

IT Services
LiveRamp Holdings, Inc.	(4,518)	(191,880)	(0.8%)

Machinery
Greenbrier Cos., Inc. (The)	(8,626)	(196,242)	(0.8%)

Media
AMC Networks, Inc., Class A	(8,767)	(205,060)	(0.8%)
Liberty Broadband Corp., Class A	(3,509)	(428,765)	(1.8%)

		(633,825)

33 |	See accompanying notes to financial statements.

Consolidated Portfolio of Investments – as of June 30, 2020 (Unaudited)

AlphaSimplex Global Alternatives Fund* – (continued)

Common Stocks – Short	Shares	Value	% of Basket Value
Metals & Mining
Alcoa Corp.	(15,914)	$(178,873)	(0.7%)
Hecla Mining Co.	(145,833)	(476,874)	(2.0%)

		(655,747)

Oil, Gas & Consumable Fuels
Apache Corp.	(13,488)	(182,088)	(0.8%)
Cabot Oil & Gas Corp.	(12,725)	(218,615)	(0.9%)
Chevron Corp.	(4,721)	(421,255)	(1.7%)
Cimarex Energy Co.	(6,785)	(186,520)	(0.8%)
Exxon Mobil Corp	(5,221)	(233,483)	(1.0%)
Golar LNG Ltd.	(22,248)	(161,076)	(0.7%)
PBF Energy, Inc.	(13,539)	(138,639)	(0.6%)
Renewable Energy Group, Inc.	(19,647)	(486,853)	(2.0%)

		(2,028,529)

Personal Products
Edgewell Personal Care Co.	(7,250)	(225,910)	(0.9%)

Pharmaceuticals
Supernus Pharmaceuticals, Inc.	(9,799)	(232,726)	(1.0%)

Professional Services
Clarivate PLC	(19,929)	(445,015)	(1.8%)
Equifax, Inc.	(2,556)	(439,325)	(1.8%)

		(884,340)

Semiconductors & Semiconductor Equipment
Microchip Technology, Inc.	(831)	(87,513)	(0.4%)
MKS Instruments, Inc.	(2,305)	(261,018)	(1.1%)
Ultra Clean Holdings, Inc.	(8,966)	(202,901)	(0.8%)

		(551,432)

Software
Teradata Corp.	(10,986)	(228,509)	(0.9%)

Specialty Retail
Foot Locker, Inc.	(8,403)	(245,032)	(1.0%)
L Brands, Inc.	(10,125)	(151,571)	(0.6%)
National Vision Holdings, Inc.	(6,665)	(203,416)	(0.9%)

		(600,019)

Technology Hardware, Storage & Peripherals
Western Digital Corp.	(3,243)	(143,178)	(0.6%)

Textiles, Apparel & Luxury Goods
Capri Holdings Ltd.	(10,296)	(160,927)	(0.7%)

Wireless Telecommunication Services
U.S. Cellular Corp.	(7,767)	(239,767)	(1.0%)

Total Common Stocks – Short		$(24,190,591)

See accompanying notes to financial statements.	| 34

Consolidated Portfolio of Investments – as of June 30, 2020 (Unaudited)

AlphaSimplex Global Alternatives Fund* – (continued)

Investment Summary at June 30, 2020 (Unaudited)

Certificates of Deposit	60.2%
Common Stocks	18.4
Commercial Paper	7.0
Time Deposits	5.5
Treasuries	5.3
Exchange-Traded Funds	0.7
Repurchase Agreements	0.0 *

Total Investments	97.1
Other assets less liabilities (including swap agreements, forward foreign currency and futures contracts)	2.9

Net Assets	100.0%

* Less than 0.1%

35 |	See accompanying notes to financial statements.

Consolidated Portfolio of Investments – as of June 30, 2020 (Unaudited)

AlphaSimplex Managed Futures Strategy Fund*

Principal Amount	Description	Value (†)
Short-Term Investments — 91.6% of Net Assets
	Certificates of Deposit — 66.5%
$22,000,000	DNB Nor Bank ASA (NY), 0.080%, 7/01/2020	$21,999,994
50,000,000	National Bank of Kuwait (NY), 0.260%, 7/01/2020	50,000,249
10,000,000	Norinchukin Bank (NY), 0.100%, 7/02/2020	10,000,006
35,000,000	Landesbank Baden-Wuerttemberg (NY), 0.150%, 7/02/2020	35,000,050
50,000,000	Cooperatieve Rabobank UA, 1.250%, 7/07/2020	50,011,275
30,000,000	Royal Bank of Canada (NY), 1-month LIBOR + 0.210%, 0.387%, 7/10/2020(a)(b)	30,001,070
13,000,000	Sumitomo Mitsui Banking Corp. (NY), 1.100%, 7/14/2020(b)	13,005,044
25,000,000	Mitsubishi UFJ Trust & Banking Corp. (NY), 1.100%, 7/15/2020	25,010,121
35,000,000	Sumitomo Mitsui Trust Bank (NY), 1.100%, 7/15/2020	35,014,521
32,000,000	DNB Nor Bank ASA (NY), 0.520%, 7/21/2020	32,007,912
40,000,000	DZ Bank (NY), 0.680%, 7/21/2020	40,012,408
50,000,000	BNP Paribas (NY), 0.760%, 7/21/2020	50,018,368
65,000,000	Mizuho Bank Ltd. (NY), 0.840%, 7/21/2020	65,027,290
21,000,000	Norinchukin Bank (NY), 0.500%, 7/24/2020	21,004,603
15,000,000	Landesbank Hessen-Thueringen Girozentrale, 0.450%, 7/27/2020	15,003,700
50,000,000	Landesbank Hessen-Thueringen Girozentrale, 0.260%, 8/05/2020	50,006,997
10,500,000	DZ Bank (NY), 0.240%, 8/12/2020	10,500,363
25,000,000	MUFG Bank Ltd. (NY), 0.980%, 8/28/2020(b)	25,029,947
60,000,000	Credit Industriel et Commercial (NY), 0.230%, 9/01/2020	60,013,435
20,000,000	Toronto-Dominion Bank (NY), FEDL01 + 0.360%, 0.440%, 9/04/2020(a)(b)	20,003,194
30,000,000	Bank of Montreal (IL), 0.800%, 9/04/2020(b)	30,033,015
60,000,000	Bank of Nova Scotia (TX), 0.730%, 9/10/2020	60,065,927
50,000,000	Nordea Bank ABP (NY), 0.180%, 9/11/2020	50,005,067
16,500,000	Toronto-Dominion Bank (NY), 1.020%, 9/11/2020(b)	16,526,933
45,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 0.260%, 9/16/2020	45,002,336
30,000,000	Sumitomo Mitsui Trust Bank (NY), 0.310%, 9/17/2020	30,004,995
12,500,000	Svenska Handelsbanken (NY), 0.200%, 9/18/2020	12,501,194
46,000,000	Commonwealth Bank of Australia (NY), 0.240%, 9/22/2020	46,005,148
50,000,000	Sumitomo Mitsui Banking Corp. (NY), 1-month LIBOR + 0.150%, 0.338%, 10/13/2020(a)	49,999,332
20,500,000	Oversea-Chinese Banking Corp. Ltd. (NY), 0.950%, 10/15/2020(b)	20,541,612
30,000,000	Toronto-Dominion Bank (NY), 1-month LIBOR + 0.310%, 0.500%, 10/20/2020(a)(b)	30,021,662
30,000,000	Royal Bank of Canada (NY), 3-month LIBOR + 0.110%, 0.428%, 6/11/2021(a)	29,999,997

		1,079,377,765

	Time Deposits — 8.4%
76,000,000	Skandinaviska Enskilda Banken (NY), 0.040%, 7/01/2020	76,000,000
60,500,000	Canadian Imperial Bank of Commerce, 0.080%, 7/01/2020	60,500,000

		136,500,000

	Commercial Paper — 7.8%
39,200,000	Santander UK PLC, 0.070%, 7/01/2020(c)	39,199,880
20,000,000	Cooperatieve Rabobank UA, 0.090%, 7/02/2020(c)	19,999,900
20,100,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 0.280%, 7/07/2020(c)	20,099,531

See accompanying notes to financial statements.	| 36

Consolidated Portfolio of Investments – as of June 30, 2020 (Unaudited)

AlphaSimplex Managed Futures Strategy Fund* – (continued)

Principal Amount	Description	Value (†)
	Commercial Paper — continued
$22,560,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 0.280%, 7/14/2020(c)	$22,558,719
24,750,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 0.260%, 7/28/2020(c)	24,746,285

		126,604,315

	Treasuries — 5.8%
21,000,000	U.S. Treasury Bills, 0.085%, 7/09/2020(c)(d)	20,999,463
56,000,000	U.S. Treasury Bills, 0.123%-0.145%, 8/06/2020(c)(d)(e)	55,993,280
17,500,000	U.S. Treasury Bills, 0.120%, 8/25/2020(c)	17,496,257

		94,489,000

	Other Notes — 3.1%
50,000,000	Bank of America NA, 1-month LIBOR + 0.150%, 0.325%, 7/08/2020(a)	49,999,750

	Repurchase Agreements — 0.0%
266,702	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, 6/30/2020 at 0.125% to be repurchased at $266,702 on 7/01/2020 collateralized by $272,300 U.S. Treasury Note, 0.000% due 6/30/2022 valued at $272,087 including accrued interest (Note 2 of Notes to Financial Statements)	266,702

	Total Short-Term Investments (Identified Cost $1,486,872,084)	1,487,237,532

	Total Investments — 91.6% (Identified Cost $1,486,872,084)	1,487,237,532
	Other assets less liabilities — 8.4%	135,844,688

	Net Assets — 100.0%	$1,623,082,220

*	Formerly ASG Managed Futures Strategy Fund.
(†)	See Note 2 of Notes to Financial Statements.
(a)	Variable rate security. Rate as of June 30, 2020 is disclosed.
(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(d)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(e)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

FEDL01	Federal Funds Rate
LIBOR	London Interbank Offered Rate

CHF	Swiss Franc
CNH	Chinese Yuan Renminbi Offshore
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

37 |	See accompanying notes to financial statements.

Consolidated Portfolio of Investments – as of June 30, 2020 (Unaudited)

AlphaSimplex Managed Futures Strategy Fund* – (continued)

PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand

At June 30, 2020, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
UBS AG	9/16/2020	CHF	B	20,750,000	$21,936,101	$21,950,146	$14,045
UBS AG	9/16/2020	CHF	B	65,500,000	69,589,695	69,288,413	(301,282)
UBS AG	9/16/2020	CNH	B	167,000,000	23,547,153	23,525,251	(21,902)
UBS AG	9/16/2020	CNH	S	298,000,000	41,900,612	41,979,190	(78,578)
UBS AG	9/17/2020	MXN	S	302,500,000	13,655,994	13,028,685	627,309
UBS AG	9/17/2020	MXN	S	105,000,000	4,505,300	4,522,353	(17,053)
UBS AG	9/16/2020	NOK	S	188,000,000	20,041,232	19,537,450	503,782
UBS AG	9/16/2020	NOK	S	56,000,000	5,748,465	5,819,666	(71,201)
UBS AG	9/16/2020	NZD	B	18,400,000	11,840,414	11,872,721	32,307
UBS AG	9/16/2020	NZD	B	102,300,000	66,426,021	66,009,749	(416,272)
UBS AG	9/16/2020	NZD	S	22,100,000	14,141,305	14,260,171	(118,866)
UBS AG	9/16/2020	PLN	B	92,500,000	23,608,670	23,385,956	(222,714)
UBS AG	9/16/2020	PLN	S	134,500,000	34,178,686	34,004,444	174,242
UBS AG	9/16/2020	SEK	B	20,000,000	2,148,112	2,148,323	211
UBS AG	9/16/2020	SEK	B	666,000,000	72,289,123	71,539,154	(749,969)
UBS AG	9/16/2020	SEK	S	82,000,000	8,745,071	8,808,124	(63,053)
UBS AG	9/16/2020	SGD	B	14,750,000	10,577,579	10,586,368	8,789
UBS AG	9/16/2020	SGD	B	63,750,000	45,934,706	45,754,639	(180,067)
UBS AG	9/16/2020	SGD	S	174,125,000	125,198,628	124,972,966	225,662
UBS AG	9/16/2020	TRY	S	180,600,000	25,673,700	25,800,700	(127,000)
UBS AG	9/16/2020	ZAR	B	104,000,000	6,028,046	5,946,692	(81,354)
UBS AG	9/16/2020	ZAR	S	905,000,000	53,537,181	51,747,659	1,789,522

Total							$926,558

At June 30, 2020, open long futures contracts were as follows:

Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	9/30/2020	4,849	$1,070,305,189	$1,070,795,583	$490,394
3 Year Australia Government Bond	9/15/2020	6,783	547,775,445	547,950,912	175,467
5 Year U.S. Treasury Note	9/30/2020	7,193	901,614,474	904,463,558	2,849,084
10 Year Australia Government Bond	9/15/2020	1,861	189,264,567	191,085,394	1,820,827
10 Year Canada Government Bond	9/21/2020	2,553	288,471,848	289,262,272	790,424
10 Year U.S. Treasury Note	9/21/2020	3,371	467,362,007	469,148,391	1,786,384
30 Year U.S. Treasury Bond	9/21/2020	747	132,668,266	133,386,188	717,922
AEX-Index®	7/17/2020	154	19,351,572	19,362,549	10,977

See accompanying notes to financial statements.	| 38

Consolidated Portfolio of Investments – as of June 30, 2020 (Unaudited)

AlphaSimplex Managed Futures Strategy Fund* – (continued)

Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Australian Dollar	9/14/2020	2,000	$139,112,370	$138,000,000	$(1,112,370)
DAX	9/18/2020	39	13,367,749	13,501,502	133,753
E-mini Dow	9/18/2020	129	16,454,350	16,569,405	115,055
E-mini NASDAQ 100	9/18/2020	436	84,674,719	88,484,020	3,809,301
E-mini Russell 2000	9/18/2020	117	7,919,145	8,409,960	490,815
E-mini S&P 500®	9/18/2020	259	40,846,470	40,018,090	(828,380)
E-mini S&P MidCap 400®	9/18/2020	58	10,168,950	10,318,780	149,830
Euribor	9/14/2020	367	103,550,104	103,550,104	—
Euro	9/14/2020	588	83,427,563	82,713,225	(714,338)
EURO STOXX 50®	9/18/2020	46	1,638,029	1,665,678	27,649
Euro-BTP	9/08/2020	533	85,014,965	86,158,980	1,144,015
Euro-Buxl® 30 Year Bond	9/08/2020	273	66,459,763	67,465,115	1,005,352
Euro-OAT	9/08/2020	1,339	249,975,350	252,206,946	2,231,596
Eurodollar	9/14/2020	10,673	2,659,087,763	2,661,179,138	2,091,375
FTSE China A50 Index	7/30/2020	4,213	57,462,340	57,728,632	266,292
FTSE/JSE Top 40 Index	9/17/2020	80	2,368,815	2,318,605	(50,210)
German Euro BOBL	9/08/2020	1,945	294,066,046	294,959,194	893,148
German Euro Bund	9/08/2020	1,061	208,618,051	210,417,673	1,799,622
MSCI EAFE Index	9/18/2020	85	7,561,375	7,558,200	(3,175)
MSCI Emerging Markets Index	9/18/2020	380	18,952,735	18,728,300	(224,435)
MSCI Taiwan Index	7/30/2020	837	36,159,820	36,216,990	57,170
Nikkei 225™	9/10/2020	115	24,404,047	23,718,916	(685,131)
OMXS30®	7/17/2020	1,153	19,789,634	20,617,569	827,935
S&P/TSX 60 Index	9/17/2020	76	10,474,661	10,395,698	(78,963)
Short-Term Euro-BTP	9/08/2020	1,853	232,222,035	232,916,785	694,750
Sterling	9/16/2020	7,578	1,170,387,595	1,172,153,460	1,765,865
TOPIX	9/10/2020	99	14,922,204	14,289,558	(632,646)
UK Long Gilt	9/28/2020	1,824	310,411,654	311,082,838	671,184
Ultra Long U.S. Treasury Bond	9/21/2020	305	66,186,914	66,537,656	350,742

Total					$22,837,280

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Aluminum LME	9/16/2020	133	$5,243,881	$5,373,200	$129,319
Copper	9/28/2020	1,185	79,005,500	80,831,813	1,826,313
Copper LME	9/16/2020	410	59,933,236	61,694,750	1,761,514
Gold	8/27/2020	657	114,170,390	118,292,850	4,122,460
Nickel LME	9/16/2020	147	11,310,795	11,290,482	(20,313)
Platinum	10/28/2020	56	2,345,740	2,383,360	37,620
Silver	9/28/2020	206	18,682,870	19,196,110	513,240
Zinc LME	9/16/2020	31	1,600,455	1,585,650	(14,805)

Total					$8,355,348

39 |	See accompanying notes to financial statements.

Consolidated Portfolio of Investments – as of June 30, 2020 (Unaudited)

AlphaSimplex Managed Futures Strategy Fund* – (continued)

At June 30, 2020, open short futures contracts were as follows:

Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
ASX SPI 200™	9/17/2020	48	$4,799,784	$4,879,284	$(79,500)
Brazilian Real	7/31/2020	365	6,807,230	6,708,700	98,530
British Pound	9/14/2020	620	48,292,378	48,038,375	254,003
CAC 40®	7/17/2020	130	7,094,619	7,176,410	(81,791)
Canadian Dollar	9/15/2020	1,303	96,364,404	95,926,860	437,544
Euro Schatz	9/08/2020	3,813	479,616,600	480,396,977	(780,377)
FTSE 100 Index	9/18/2020	124	9,492,824	9,445,540	47,284
FTSE MIB	9/18/2020	44	4,762,964	4,767,660	(4,696)
Hang Seng China Enterprises Index	7/30/2020	69	4,400,580	4,294,639	105,941
Hang Seng Index®	7/30/2020	51	8,144,339	7,977,530	166,809
IBEX 35	7/17/2020	104	8,556,921	8,424,215	132,706
Indian Rupee	7/29/2020	1,685	44,052,640	44,497,480	(444,840)
Japanese Yen	9/14/2020	393	45,672,412	45,543,788	128,624
MSCI Singapore	7/29/2020	418	9,046,645	8,873,802	172,843

Total					$153,080

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Aluminum LME	9/16/2020	1,154	$44,277,538	$46,621,600	$(2,344,062)
Brent Crude Oil	7/31/2020	398	16,636,320	16,425,460	210,860
Cocoa	9/15/2020	404	9,409,490	8,831,440	578,050
Coffee	9/18/2020	669	24,822,900	25,338,375	(515,475)
Copper LME	9/16/2020	91	12,135,987	13,693,225	(1,557,238)
Corn	12/14/2020	3,358	55,766,437	58,848,950	(3,082,513)
Cotton	12/08/2020	338	9,838,685	10,288,720	(450,035)
Gasoline	8/31/2020	59	2,942,377	2,942,377	—
Lean Hog	8/14/2020	564	12,396,650	11,060,040	1,336,610
Live Cattle	8/31/2020	533	20,706,880	20,525,830	181,050
Low Sulfur Gasoil	8/12/2020	502	18,366,825	17,833,550	533,275
Natural Gas	7/29/2020	3,239	57,575,520	56,714,890	860,630
New York Harbor ULSD	7/31/2020	307	14,243,548	15,298,731	(1,055,183)
Nickel LME	9/16/2020	215	15,939,131	16,513,290	(574,159)
Soybean	11/13/2020	993	42,419,013	43,803,713	(1,384,700)
Soybean Meal	12/14/2020	1,440	42,618,650	42,609,600	9,050
Soybean Oil	12/14/2020	1,010	17,142,948	17,458,860	(315,912)
Sugar	9/30/2020	606	7,430,237	8,117,491	(687,254)
Wheat	9/14/2020	2,121	52,766,013	52,150,088	615,925
WTI Crude Oil	8/20/2020	392	15,421,280	15,421,280	—
Zinc LME	9/16/2020	231	11,103,025	11,815,650	(712,625)

Total					$(8,353,706)

1 Commodity futures are held by AlphaSimplex Managed Futures Strategy Cayman Fund Ltd., a wholly-owned subsidiary. See Note 1 of Notes to Financial Statements.

See accompanying notes to financial statements.	| 40

Consolidated Portfolio of Investments – as of June 30, 2020 (Unaudited)

AlphaSimplex Managed Futures Strategy Fund* – (continued)

Investment Summary at June 30, 2020 (Unaudited)

Certificates of Deposit	66.5%
Time Deposits	8.4
Commercial Paper	7.8
Treasuries	5.8
Other Notes	3.1
Repurchase Agreements	0.0 *

Total Investments	91.6
Other assets less liabilities (including forward foreign currency and futures contracts)	8.4

Net Assets	100.0%

*	Less than 0.1%

41 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

AlphaSimplex Multi-Asset Fund*

Shares	Description	Value (†)
Exchange-Traded Funds — 30.0% of Net Assets
12,511	iShares® Core U.S. Aggregate Bond ETF	$1,478,925
6,965	iShares® Edge MSCI Minimum Volatility Emerging Markets ETF	362,180
4,958	iShares® JP Morgan USD Emerging Markets Bond ETF	541,513
25,588	SPDR® Bloomberg Barclays International Treasury Bond ETF	739,749
3,312	Vanguard FTSE All World ex-U.S. Small-Cap ETF	320,006
19,676	Vanguard FTSE Developed Markets ETF	763,232
9,818	Vanguard FTSE Emerging Markets ETF	388,891
15,218	Vanguard FTSE Europe ETF	765,922
11,999	Vanguard FTSE Pacific ETF	763,736
7,940	Vanguard Intermediate-Term Corporate Bond ETF	755,412
5,941	Vanguard Mid-Cap ETF	973,789
12,606	Vanguard Total International Bond ETF	727,744
7,261	Vanguard Total Stock Market ETF	1,136,564
10,738	Vanguard Value ETF	1,069,398

	Total Exchange-Traded Funds (Identified Cost $9,859,108)	10,787,061

Principal Amount
Short-Term Investments — 66.3%
	Certificates of Deposit — 42.9%
$1,500,000	National Bank of Kuwait (NY), 0.260%, 7/01/2020	1,500,007
500,000	Royal Bank of Canada (NY), 1-month LIBOR + 0.210%, 0.387%, 7/10/2020(a)(b)	500,018
1,000,000	Mizuho Bank Ltd. (NY), 0.840%, 7/21/2020	1,000,420
1,000,000	Landesbank Hessen-Thueringen Girozentrale, 0.260%, 8/05/2020	1,000,140
1,000,000	DZ Bank (NY), 0.240%, 8/12/2020(b)	1,000,035
1,400,000	Credit Industriel et Commercial (NY), 0.230%, 9/01/2020(b)	1,400,313
1,300,000	Nordea Bank ABP (NY), 0.180%, 9/11/2020	1,300,132
1,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 0.260%, 9/16/2020	1,000,052
1,400,000	Sumitomo Mitsui Trust Bank (NY), 0.310%, 9/17/2020(b)	1,400,233
1,500,000	Svenska Handelsbanken (NY), 0.200%, 9/18/2020	1,500,143
1,000,000	Commonwealth Bank of Australia (NY), 0.240%, 9/22/2020	1,000,112
1,300,000	Sumitomo Mitsui Banking Corp. (NY), 1-month LIBOR + 0.150%, 0.338%, 10/13/2020(a)	1,299,983
1,000,000	Toronto-Dominion Bank (NY), 1-month LIBOR + 0.310%, 0.500%, 10/20/2020(a)(b)	1,000,722
500,000	Royal Bank of Canada (NY), 3-month LIBOR + 0.110%, 0.428%, 6/11/2021(a)	500,000

		15,402,310

	Commercial Paper — 11.1%
1,600,000	Santander UK PLC, 0.070%, 7/01/2020(c)	1,599,995
1,000,000	Cooperatieve Rabobank UA, 0.090%, 7/02/2020(c)	999,995
400,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 0.280%, 7/07/2020(c)	399,991
1,000,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 0.280%, 7/14/2020(c)	999,943

		3,999,924

See accompanying notes to financial statements.	| 42

Portfolio of Investments – as of June 30, 2020 (Unaudited)

AlphaSimplex Multi-Asset Fund* – (continued)

Principal Amount	Description	Value (†)
	Treasuries — 5.6%
$500,000	U.S. Treasury Bills, 0.135%, 7/09/2020(c)(d)	$499,987
1,500,000	U.S. Treasury Bills, 0.120%, 8/25/2020(c)	1,499,679

		1,999,666

	Other Notes — 1.4%
500,000	Bank of America NA, 1-month LIBOR + 0.150%, 0.325%, 7/08/2020(a)(b)	499,998

	Repurchase Agreements — 5.3%
1,901,256	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, 6/30/2020 at 0.000% to be repurchased at $1,901,256 on 7/01/2020 collateralized by $1,940,800 U.S. Treasury Note, 0.125% due 6/30/2022 valued at $1,939,284 including accrued interest (Note 2 of Notes to Financial Statements)	1,901,256

	Total Short-Term Investments (Identified Cost $23,800,894)	23,803,154

	Total Investments — 96.3% (Identified Cost $33,660,002)	34,590,215
	Other assets less liabilities — 3.7%	1,333,248

	Net Assets — 100.0%	$35,923,463

*	Formerly ASG Dynamic Allocation Fund.
(†)	See Note 2 of Notes to Financial Statements.
(a)	Variable rate security. Rate as of June 30, 2020 is disclosed.
(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(d)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
SPDR®	Standard & Poor’s Depositary Receipt

At June 30, 2020, open long futures contracts were as follows:

Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year Australia Government Bond	9/15/2020	52	$5,270,188	$5,339,301	$69,113
10 Year Canada Government Bond	9/21/2020	22	2,472,149	2,492,663	20,514
10 Year U.S. Treasury Note	9/21/2020	104	14,420,781	14,473,875	53,094
30 Year U.S. Treasury Bond	9/21/2020	23	4,081,563	4,106,938	25,375
ASX SPI 200™	9/17/2020	3	300,038	304,955	4,917
Australian Dollar	9/14/2020	4	274,320	276,000	1,680
E-mini Dow	9/18/2020	3	381,060	385,335	4,275
E-mini NASDAQ 100	9/18/2020	5	963,271	1,014,725	51,454
E-mini Russell 2000	9/18/2020	1	67,685	71,880	4,195
E-mini S&P 500®	9/18/2020	5	788,422	772,550	(15,872)

43 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

AlphaSimplex Multi-Asset Fund* – (continued)

Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
EURO STOXX 50®	9/18/2020	25	$890,233	$905,260	$15,027
Euro-BTP	9/08/2020	39	6,188,292	6,304,316	116,024
FTSE 100 Index	9/18/2020	7	534,071	533,216	(855)
German Euro Bund	9/08/2020	2	394,382	396,640	2,258
Hang Seng Index®	7/30/2020	2	319,244	312,844	(6,400)
MSCI EAFE Index	9/18/2020	4	350,390	355,680	5,290
MSCI Emerging Markets Index	9/18/2020	6	301,170	295,710	(5,460)
New Zealand Dollar	9/14/2020	11	713,740	710,050	(3,690)
S&P/TSX 60 Index	9/17/2020	4	552,829	547,142	(5,687)
TOPIX	9/10/2020	6	904,376	866,034	(38,342)
U.S. Dollar Index	9/14/2020	7	676,016	681,443	5,427
UK Long Gilt	9/28/2020	77	13,082,040	13,132,335	50,295

Total					$352,632

At June 30, 2020, open short futures contracts were as follows:

Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
British Pound	9/14/2020	17	$1,334,265	$1,317,181	$17,084
Canadian Dollar	9/15/2020	4	293,470	294,480	(1,010)
Euro	9/14/2020	30	4,244,168	4,220,063	24,105
Euro-OAT	9/08/2020	1	187,568	188,354	(786)
Japanese Yen	9/14/2020	13	1,502,426	1,506,537	(4,111)

Total					$35,282

Investment Summary at June 30, 2020 (Unaudited)

Certificates of Deposit	42.9%
Exchange-Traded Funds	30.0
Commercial Paper	11.1
Treasuries	5.6
Repurchase Agreements	5.3
Other Notes	1.4

Total Investments	96.3
Other assets less liabilities (including futures contracts)	3.7

Net Assets	100.0%

See accompanying notes to financial statements.	| 44

Portfolio of Investments – as of June 30, 2020 (Unaudited)

AlphaSimplex Tactical U.S. Market Fund*

Shares	Description	Value (†)
Common Stocks — 68.0% of Net Assets
	Aerospace & Defense — 0.7%
1,629	General Dynamics Corp.	$243,470
340	Lockheed Martin Corp.	124,073
1,103	Northrop Grumman Corp.	339,106
4,070	Raytheon Technologies Corp.	250,794

		957,443

	Air Freight & Logistics — 0.3%
3,819	United Parcel Service, Inc., Class B	424,596

	Banks — 1.8%
24,223	Bank of America Corp.	575,296
13,535	JPMorgan Chase & Co.	1,273,102
25,105	KeyCorp	305,779
5,249	U.S. Bancorp	193,268

		2,347,445

	Beverages — 1.2%
16,590	Coca-Cola Co. (The)	741,241
1,498	Constellation Brands, Inc., Class A	262,075
4,465	PepsiCo, Inc.	590,541

		1,593,857

	Biotechnology — 1.5%
7,117	AbbVie, Inc.	698,747
3,256	Amgen, Inc.	767,960
1,688	Vertex Pharmaceuticals, Inc.(a)	490,044

		1,956,751

	Building Products — 0.3%
7,715	Carrier Global Corp.	171,427
2,965	Fortune Brands Home & Security, Inc.	189,553

		360,980

	Capital Markets — 2.9%
1,620	BlackRock, Inc.	881,426
2,433	Cboe Global Markets, Inc.	226,950
4,308	CME Group, Inc.	700,222
1,326	Moody’s Corp.	364,292
2,069	MSCI, Inc.	690,674
3,172	Northern Trust Corp.	251,666
1,764	S&P Global, Inc.	581,203

		3,696,433

	Chemicals — 1.5%
1,652	Air Products & Chemicals, Inc.	398,892
3,219	Corteva, Inc.	86,237
2,958	Dow, Inc.	120,568
1,176	Eastman Chemical Co.	81,897
1,961	Ecolab, Inc.	390,141

45 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

AlphaSimplex Tactical U.S. Market Fund* – (continued)

Shares	Description	Value (†)
	Chemicals — continued
2,638	Linde PLC	$559,546
418	Sherwin-Williams Co. (The)	241,541

		1,878,822

	Commercial Services & Supplies — 1.2%
2,517	Cintas Corp.	670,428
7,957	Waste Management, Inc.	842,726

		1,513,154

	Communications Equipment — 0.0%
144	Cisco Systems, Inc.	6,716

	Construction & Engineering — 0.1%
1,883	Jacobs Engineering Group, Inc.	159,678

	Containers & Packaging — 0.2%
588	Avery Dennison Corp.	67,085
2,735	Ball Corp.	190,055

		257,140

	Diversified Financial Services — 0.6%
4,241	Berkshire Hathaway, Inc., Class B(a)	757,061

	Diversified Telecommunication Services — 1.3%
7,726	AT&T, Inc.	233,557
27,126	Verizon Communications, Inc.	1,495,456

		1,729,013

	Electric Utilities — 1.2%
3,056	Alliant Energy Corp.	146,199
2,699	American Electric Power Co., Inc.	214,948
3,845	Duke Energy Corp.	307,177
2,288	Edison International	124,261
2,183	NextEra Energy, Inc.	524,291
2,687	Xcel Energy, Inc.	167,938

		1,484,814

	Energy Equipment & Services — 0.5%
16,445	Baker Hughes Co.	253,089
27,384	Halliburton Co.	355,444

		608,533

	Entertainment — 1.6%
2,941	Netflix, Inc.(a)	1,338,273
6,562	Walt Disney Co. (The)	731,728

		2,070,001

	Food & Staples Retailing — 1.7%
4,810	Costco Wholesale Corp.	1,458,440
6,091	Walmart, Inc.	729,580

		2,188,020

See accompanying notes to financial statements.	| 46

Portfolio of Investments – as of June 30, 2020 (Unaudited)

AlphaSimplex Tactical U.S. Market Fund* – (continued)

Shares	Description	Value (†)
	Food Products — 0.5%
1,356	McCormick & Co., Inc.	$243,280
8,150	Mondelez International, Inc., Class A	416,709

		659,989

	Health Care Equipment & Supplies — 1.2%
1	Becton Dickinson & Co.	239
1,118	Cooper Cos., Inc. (The)	317,110
7,263	Danaher Corp.	1,284,316

		1,601,665

	Health Care Providers & Services — 1.7%
1,684	Anthem, Inc.	442,858
3,136	Centene Corp.(a)	199,293
5,080	UnitedHealth Group, Inc.	1,498,346

		2,140,497

	Hotels, Restaurants & Leisure — 0.7%
175	Chipotle Mexican Grill, Inc.(a)	184,163
1,260	Marriott International, Inc., Class A	108,020
2,978	McDonald’s Corp.	549,352
1,333	Wynn Resorts Ltd.	99,295

		940,830

	Household Durables — 0.3%
2,657	DR Horton, Inc.	147,331
1,460	Garmin Ltd.	142,350
918	Whirlpool Corp.	118,908

		408,589

	Household Products — 1.3%
2,242	Church & Dwight Co., Inc.	173,307
2,184	Kimberly-Clark Corp.	308,708
9,689	Procter & Gamble Co. (The)	1,158,514

		1,640,529

	Industrial Conglomerates — 0.9%
2,794	3M Co.	435,836
30,495	General Electric Co.	208,281
3,278	Honeywell International, Inc.	473,966

		1,118,083

	Insurance — 1.8%
4,030	Aon PLC, Class A	776,178
3,465	Assurant, Inc.	357,900
3,008	Globe Life, Inc.	223,284
3,635	Marsh & McLennan Cos., Inc.	390,290
2,881	Willis Towers Watson PLC	567,413

		2,315,065

	Interactive Media & Services — 3.5%
979	Alphabet, Inc., Class A(a)	1,388,271

47 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

AlphaSimplex Tactical U.S. Market Fund* – (continued)

Shares	Description	Value (†)
	Interactive Media & Services — continued
1,004	Alphabet, Inc., Class C(a)	$1,419,265
7,731	Facebook, Inc., Class A(a)	1,755,478

		4,563,014

	Internet & Direct Marketing Retail — 4.0%
1,779	Amazon.com, Inc.(a)	4,907,941
127	Booking Holdings, Inc.(a)	202,227

		5,110,168

	IT Services — 3.6%
3,160	Accenture PLC, Class A	678,515
2,856	Akamai Technologies, Inc.(a)	305,849
2,884	Automatic Data Processing, Inc.	429,399
3,583	MasterCard, Inc., Class A	1,059,493
5,236	PayPal Holdings, Inc.(a)	912,268
6,774	Visa, Inc., Class A	1,308,534

		4,694,058

	Life Sciences Tools & Services — 1.6%
3,966	Agilent Technologies, Inc.	350,475
4,031	Thermo Fisher Scientific, Inc.	1,460,593
994	Waters Corp.(a)	179,318

		1,990,386

	Machinery — 0.9%
2,367	Deere & Co.	371,974
2,552	Fortive Corp.	172,668
2,761	Illinois Tool Works, Inc.	482,761
3,207	Otis Worldwide Corp.	182,350

		1,209,753

	Media — 0.8%
649	Charter Communications, Inc., Class A(a)	331,016
16,931	Comcast Corp., Class A	659,970

		990,986

	Metals & Mining — 0.2%
2,873	Newmont Corp.	177,379
1,825	Nucor Corp.	75,573

		252,952

	Multi-Utilities — 1.0%
2,749	CMS Energy Corp.	160,597
7,422	Consolidated Edison, Inc.	533,864
3,415	Dominion Energy, Inc.	277,230
3,100	Public Service Enterprise Group, Inc.	152,396
1,549	Sempra Energy	181,589

		1,305,676

	Multiline Retail — 0.4%
1,330	Dollar General Corp.	253,378

See accompanying notes to financial statements.	| 48

Portfolio of Investments – as of June 30, 2020 (Unaudited)

AlphaSimplex Tactical U.S. Market Fund* – (continued)

Shares	Description	Value (†)
	Multiline Retail — continued
2,460	Target Corp.	$295,028

		548,406

	Oil, Gas & Consumable Fuels — 1.5%
4,492	Concho Resources, Inc.	231,338
6,587	EOG Resources, Inc.	333,698
18,507	Exxon Mobil Corp.	827,633
2,932	Pioneer Natural Resources Co.	286,456
15,686	Williams Cos., Inc. (The)	298,348

		1,977,473

	Pharmaceuticals — 3.9%
4,820	Eli Lilly & Co.	791,348
12,858	Johnson & Johnson	1,808,221
20,965	Merck & Co., Inc.	1,621,223
2,634	Pfizer, Inc.	86,132
4,958	Zoetis, Inc.	679,444

		4,986,368

	Professional Services — 0.2%
1,313	Verisk Analytics, Inc.	223,473

	REITs – Apartments — 0.1%
1,111	AvalonBay Communities, Inc.	171,805

	REITs – Diversified — 1.6%
4,568	American Tower Corp.	1,181,011
1,616	Crown Castle International Corp.	270,438
4,191	Duke Realty Corp.	148,319
346	Equinix, Inc.	242,996
734	SBA Communications Corp.	218,673

		2,061,437

	REITs – Health Care — 0.1%
3,880	Ventas, Inc.	142,086

	REITs – Hotels — 0.1%
5,916	Host Hotels & Resorts, Inc.	63,834

	REITs – Office Property — 0.1%
916	Alexandria Real Estate Equities, Inc.	148,621

	Road & Rail — 0.5%
3,588	Union Pacific Corp.	606,623

	Semiconductors & Semiconductor Equipment — 3.0%
7,892	Advanced Micro Devices, Inc.(a)	415,198
3,020	Analog Devices, Inc.	370,373
17,965	Intel Corp.	1,074,846
1,203	Lam Research Corp.	389,122
2,644	NVIDIA Corp.	1,004,482
6,232	QUALCOMM, Inc.	568,421

		3,822,442

49 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

AlphaSimplex Tactical U.S. Market Fund* – (continued)

Shares	Description	Value (†)
	Software — 7.6%
2,129	Adobe, Inc.(a)	$926,775
1,067	ANSYS, Inc.(a)	311,276
32,382	Microsoft Corp.	6,590,061
11,152	Oracle Corp.	616,371
7,028	salesforce.com, Inc.(a)	1,316,555

		9,761,038

	Specialty Retail — 1.6%
160	AutoZone, Inc.(a)	180,499
3,978	Home Depot, Inc. (The)	996,529
3,242	Lowe’s Cos., Inc.	438,059
469	O’Reilly Automotive, Inc.(a)	197,763
4,486	TJX Cos., Inc. (The)	226,812

		2,039,662

	Technology Hardware, Storage & Peripherals — 4.2%
14,227	Apple, Inc.	5,190,009
6,099	Western Digital Corp.	269,271

		5,459,280

	Textiles, Apparel & Luxury Goods — 0.4%
5,060	NIKE, Inc., Class B	496,133

	Tobacco — 0.1%
1,928	Philip Morris International, Inc.	135,076

	Total Common Stocks (Identified Cost $53,830,373)	87,576,454

Principal Amount
Short-Term Investments — 31.3%
	Certificates of Deposit — 19.4%
$2,000,000	DNB Nor Bank ASA (NY), 0.080%, 7/01/2020	2,000,000
2,000,000	Landesbank Baden-Wuerttemberg (NY), 0.150%, 7/02/2020	2,000,003
3,000,000	Royal Bank of Canada (NY), 1-month LIBOR + 0.210%, 0.387%, 7/10/2020(b)	3,000,107
1,500,000	DZ Bank (NY), 0.680%, 7/21/2020	1,500,465
2,000,000	Landesbank Hessen-Thueringen Girozentrale, 0.260%, 8/05/2020(c)	2,000,280
1,000,000	Nordea Bank ABP (NY), 0.180%, 9/11/2020	1,000,101
1,500,000	Oversea-Chinese Banking Corp. Ltd. (NY), 0.260%, 9/16/2020	1,500,078
2,000,000	Svenska Handelsbanken (NY), 0.200%, 9/18/2020(c)	2,000,191
2,000,000	Commonwealth Bank of Australia (NY), 0.240%, 9/22/2020(c)	2,000,224
3,500,000	Sumitomo Mitsui Banking Corp. (NY), 1-month LIBOR + 0.150%, 0.338%, 10/13/2020(b)(c)	3,499,953
4,000,000	Toronto-Dominion Bank (NY), 1-month LIBOR + 0.310%, 0.500%, 10/20/2020(b)(c)	4,002,888
500,000	Royal Bank of Canada (NY), 3-month LIBOR + 0.110%, 0.428%, 6/11/2021(b)(c)	500,000

		25,004,290

	Commercial Paper — 6.8%
6,000,000	Santander UK PLC, 0.070%, 7/01/2020(d)	5,999,982

See accompanying notes to financial statements.	| 50

Portfolio of Investments – as of June 30, 2020 (Unaudited)

AlphaSimplex Tactical U.S. Market Fund* – (continued)

Principal Amount	Description	Value (†)
	Commercial Paper — continued
$700,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 0.280%, 7/07/2020(d)	$699,984
2,000,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 0.280%, 7/14/2020(d)	1,999,886

		8,699,852

	Time Deposits — 4.1%
5,300,000	Skandinaviska Enskilda Banken (NY), 0.040%, 7/01/2020	5,300,000

	Treasuries — 0.8%
1,000,000	U.S. Treasury Bills, 0.135%, 7/09/2020(d)(e)	999,975

	Repurchase Agreements — 0.2%
224,038	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2020 at 0.000% to be repurchased at $224,038 on 7/01/2020 collateralized by $228,700 U.S. Treasury Note, 0.125% due 6/30/2022 valued at $228,521 including accrued interest (Note 2 of Notes to Financial Statements)	224,038

	Total Short-Term Investments (Identified Cost $40,224,362)	40,228,155

	Total Investments — 99.3% (Identified Cost $94,054,735)	127,804,609
	Other assets less liabilities — 0.7%	955,909

	Net Assets — 100.0%	$128,760,518

*	Formerly ASG Tactical U.S. Market Fund.
(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Variable rate security. Rate as of June 30, 2020 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(e)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

LIBOR	London Interbank Offered Rate
REITs	Real Estate Investment Trusts

At June 30, 2020, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500®	9/18/2020	156	$24,630,000	$24,103,560	$526,440

51 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

AlphaSimplex Tactical U.S. Market Fund* – (continued)

Industry Summary at June 30, 2020 (Unaudited)

Software	7.6%
Technology Hardware, Storage & Peripherals	4.2
Internet & Direct Marketing Retail	4.0
Pharmaceuticals	3.9
IT Services	3.6
Interactive Media & Services	3.5
Semiconductors & Semiconductor Equipment	3.0
Capital Markets	2.9
Other Investments, less than 2% each	35.3
Short-Term Investments	31.3

Total Investments	99.3
Other assets less liabilities (including futures contracts)	0.7

Net Assets	100.0%

See accompanying notes to financial statements.	| 52

Statements of Assets and Liabilities

June 30, 2020 (Unaudited)

	AlphaSimplex Global Alternatives Fund (Consolidated*)(a)	AlphaSimplex Managed Futures Strategy Fund (Consolidated*)(b)	AlphaSimplex Multi-Asset Fund(c)
ASSETS
Investments at cost	$631,196,838	$1,486,872,084	$33,660,002
Net unrealized appreciation	4,393,506	365,448	930,213

Investments at value	635,590,344	1,487,237,532	34,590,215
Cash	1,964,335	11,746,684	—
Due from brokers (including variation margin on futures contracts) (Note 2)	16,373,544	83,494,171	1,000,540
Receivable for Fund shares sold	3,684,175	22,399,227	28,560
Dividends and interest receivable	389,093	1,145,380	4,909
Unrealized appreciation on forward foreign currency contracts (Note 2)	75,113	3,375,869	—
Unrealized appreciation on futures contracts (Note 2)	5,800,925	41,427,128	470,127
Receivable from distributor (Note 6d)	—	—	107
Prepaid expenses (Note 8)	133	272	6

TOTAL ASSETS	663,877,662	1,650,826,263	36,094,464

LIABILITIES
Payable for securities purchased	1,476,444	—	—
Payable for Fund shares redeemed	1,835,158	4,503,490	9,366
Unrealized depreciation on forward foreign currency contracts (Note 2)	403,218	2,449,311	—
Unrealized depreciation on futures contracts (Note 2)	4,214,274	18,435,126	82,213
Management fees payable (Note 6)	571,631	1,451,548	5,498
Deferred Trustees’ fees (Note 6)	255,569	240,587	24,862
Administrative fees payable (Note 6)	59,561	139,416	1,302
Payable to distributor (Note 6d)	3,534	21,291	—
Other accounts payable and accrued expenses	160,996	503,274	47,760

TOTAL LIABILITIES	8,980,385	27,744,043	171,001

NET ASSETS	$654,897,277	$1,623,082,220	$35,923,463

NET ASSETS CONSIST OF:
Paid-in capital	$773,220,771	$1,753,150,931	$40,548,297
Accumulated loss	(118,323,494)	(130,068,711)	(4,624,834)

NET ASSETS	$654,897,277	$1,623,082,220	$35,923,463

53 |	See accompanying notes to financial statements.

Statements of Assets and Liabilities (continued)

June 30, 2020 (Unaudited)

	AlphaSimplex Global Alternatives Fund (Consolidated*)(a)	AlphaSimplex Managed Futures Strategy Fund (Consolidated*)(b)	AlphaSimplex Multi-Asset Fund(c)
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$15,987,669	$187,151,595	$336,812

Shares of beneficial interest	1,547,000	19,724,707	36,715

Net asset value and redemption price per share	$10.33	$9.49	$9.17

Offering price per share (100/94.25 of net asset value) (Note 1)	$10.96	$10.07	$9.73

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$7,858,571	$21,443,745	$22,231

Shares of beneficial interest	814,369	2,392,214	2,452

Net asset value and offering price per share	$9.65	$8.96	$9.07

Class N shares:
Net assets	$238,966	$124,998,192	$—

Shares of beneficial interest	22,749	12,991,049	—

Net asset value, offering and redemption price per share	$10.50	$9.62	$—

Class Y shares:
Net assets	$630,812,071	$1,289,488,688	$35,564,420

Shares of beneficial interest	59,984,574	134,319,211	3,862,671

Net asset value, offering and redemption price per share	$10.52	$9.60	$9.21

*	See Notes 1 and 2 of the Notes to Financial Statements.
(a)	Formerly ASG Global Alternatives Fund.
(b)	Formerly ASG Managed Futures Strategy Fund.
(c)	Formerly ASG Dynamic Allocation Fund.

See accompanying notes to financial statements.	| 54

Statements of Assets and Liabilities (continued)

June 30, 2020 (Unaudited)

AlphaSimplex Tactical U.S. Market Fund(a)
ASSETS
Investments at cost	$94,054,735
Net unrealized appreciation	33,749,874

Investments at value	127,804,609
Cash	58,148
Due from brokers (including variation margin on futures contracts) (Note 2)	251,289
Receivable for Fund shares sold	153,041
Receivable for securities sold	378,121
Dividends and interest receivable	76,738
Unrealized appreciation on futures contracts (Note 2)	526,440
Receivable from distributor (Note 6d)	1,192
Prepaid expenses (Note 8)	30

TOTAL ASSETS	129,249,608

LIABILITIES
Payable for securities purchased	208,407
Payable for Fund shares redeemed	98,349
Management fees payable (Note 6)	64,994
Deferred Trustees’ fees (Note 6)	54,285
Administrative fees payable (Note 6)	4,739
Other accounts payable and accrued expenses	58,316

TOTAL LIABILITIES	489,090

NET ASSETS	$128,760,518

NET ASSETS CONSIST OF:
Paid-in capital	$122,420,289
Accumulated earnings	6,340,229

NET ASSETS	$128,760,518

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$9,312,622

Shares of beneficial interest	696,780

Net asset value and redemption price per share	$13.37

Offering price per share (100/94.25 of net asset value) (Note 1)	$14.19

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$1,974,150

Shares of beneficial interest	153,093

Net asset value and offering price per share	$12.90

Class Y shares:
Net assets	$117,473,746

Shares of beneficial interest	8,752,425

Net asset value, offering and redemption price per share	$13.42

(a)	Formerly ASG Tactical U.S. Market Fund.

55 |	See accompanying notes to financial statements.

Statements of Operations

For the Six Months Ended June 30, 2020 (Unaudited)

	AlphaSimplex Global Alternatives Fund (Consolidated*)(a)	AlphaSimplex Managed Futures Strategy Fund (Consolidated*)(b)	AlphaSimplex Multi-Asset Fund(c)
INVESTMENT INCOME
Interest	$3,530,792	$8,901,704	$113,229
Dividends	1,943,212	—	156,880
Less net foreign taxes withheld	(2,338)	—	—

	5,471,666	8,901,704	270,109

Expenses
Management fees (Note 6)	4,233,582	10,023,438	133,548
Service and distribution fees (Note 6)	75,676	384,227	781
Administrative fees (Note 6)	201,950	435,782	8,484
Trustees’ and directors’ fees and expenses (Note 6)	28,716	45,205	10,102
Transfer agent fees and expenses (Notes 6 and 7)	265,311	1,507,188	34,459
Audit and tax services fees	43,307	37,681	29,415
Custodian fees and expenses	50,588	91,545	5,484
Legal fees (Note 8)	10,017	17,765	772
Registration fees	37,343	88,232	15,559
Shareholder reporting expenses	24,637	90,611	6,984
Miscellaneous expenses (Note 8)	43,013	53,654	17,204

Total expenses	5,014,140	12,775,328	262,792
Less waiver and/or expense reimbursement (Note 6)	(189,399)	(817,285)	(90,261)

Net expenses	4,824,741	11,958,043	172,531

Net investment income (loss)	646,925	(3,056,339)	97,578

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, SWAP AGREEMENTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(30,555,598)	134	(560,213)
Futures contracts	(33,393,957)	52,030,403	(4,794,094)
Swap agreements	10,839,023	—	—
Forward foreign currency contracts (Note 2e)	93,711	(30,223,530)	—
Foreign currency transactions (Note 2d)	451,309	44,028	32,394
Net change in unrealized appreciation (depreciation) on:
Investments	(9,788,323)	278,390	(1,306,846)
Futures contracts	(3,017,770)	12,448,607	(157,798)
Forward foreign currency contracts (Note 2e)	929,385	4,099,913	—
Foreign currency translations (Note 2d)	(37,963)	(28,142)	(391)

Net realized and unrealized gain (loss) on investments, futures contracts, swap agreements, forward foreign currency contracts and foreign currency transactions	(64,480,183)	38,649,803	(6,786,948)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(63,833,258)	$35,593,464	$(6,689,370)

*	See Notes 1 and 2 of the Notes to Financial Statements.
(a)	Formerly ASG Global Alternatives Fund.
(b)	Formerly ASG Managed Futures Strategy Fund.
(c)	Formerly ASG Dynamic Allocation Fund.

See accompanying notes to financial statements.	| 56

Statements of Operations (continued)

For the Six Months Ended June 30, 2020 (Unaudited)

AlphaSimplex Tactical U.S. Market Fund(a)
INVESTMENT INCOME
Interest	$371,959
Dividends	800,608

1,172,567

Expenses
Management fees (Note 6)	621,101
Service and distribution fees (Note 6)	29,614
Administrative fees (Note 6)	34,482
Trustees’ fees and expenses (Note 6)	11,957
Transfer agent fees and expenses (Notes 6 and 7)	83,154
Audit and tax services fees	21,206
Custodian fees and expenses	10,050
Legal fees (Note 8)	2,584
Registration fees	26,832
Shareholder reporting expenses	12,378
Miscellaneous expenses (Note 8)	16,886

Total expenses	870,244
Less waiver and/or expense reimbursement (Note 6)	(72,019)

Net expenses	798,225

Net investment income	374,342

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS
Net realized loss on:
Investments	(3,562,095)
Futures contracts	(20,083,241)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,593,657)
Futures contracts	(3,962,343)

Net realized and unrealized loss on investments and futures contracts	(30,201,336)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(29,826,994)

(a)	Formerly ASG Tactical U.S. Market Fund.

57 |	See accompanying notes to financial statements.

Statements of Changes in Net Assets

	AlphaSimplex Global Alternatives Fund (Consolidated*)(a)		AlphaSimplex Managed Futures Strategy Fund (Consolidated*)(b)
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income (loss)	$646,925	$12,779,334	$(3,056,339)	$12,884,018
Net realized gain (loss) on investments, futures contracts, swap agreements, forward foreign currency contracts and foreign currency transactions	(52,565,512)	46,725,936	21,851,035	172,692,001
Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency contracts and foreign currency translations	(11,914,671)	44,540,700	16,798,768	(46,336,670)

Net increase (decrease) in net assets resulting from operations	(63,833,258)	104,045,970	35,593,464	139,239,349

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	(228,062)	—	(10,061,550)
Class C	—	(8,948)	—	(839,596)
Class N	—	(6,327)	—	(5,760,322)
Class Y	—	(9,035,275)	—	(57,921,320)

Total distributions	—	(9,278,612)	—	(74,582,788)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(103,192,071)	(468,465,733)	13,578,083	(559,082,083)

Net increase (decrease) in net assets	(167,025,329)	(373,698,375)	49,171,547	(494,425,522)
NET ASSETS
Beginning of the period	821,922,606	1,195,620,981	1,573,910,673	2,068,336,195

End of the period	$654,897,277	$821,922,606	$1,623,082,220	$1,573,910,673

*	See Notes 1 and 2 of the Notes to Financial Statements.
(a)	Formerly ASG Global Alternatives Fund.
(b)	Formerly ASG Managed Futures Strategy Fund.

See accompanying notes to financial statements.	| 58

Statements of Changes in Net Assets (continued)

	AlphaSimplex Multi-Asset Fund(a)		AlphaSimplex Tactical U.S. Market Fund(b)
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$97,578	$712,436	$374,342	$1,768,547
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(5,321,913)	3,192,731	(23,645,336)	6,858,492
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	(1,465,035)	2,576,585	(6,556,000)	31,091,574

Net increase (decrease) in net assets resulting from operations	(6,689,370)	6,481,752	(29,826,994)	39,718,613

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(7,854)	(8,974)	(351,523)	(145,350)
Class C	(3,365)	(421)	(68,003)	—
Class Y	(781,768)	(1,018,840)	(3,621,268)	(1,645,603)

Total distributions	(792,987)	(1,028,235)	(4,040,794)	(1,790,953)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(755,041)	415,711	(49,130,222)	30,755,618

Net increase (decrease) in net assets	(8,237,398)	5,869,228	(82,998,010)	68,683,278
NET ASSETS
Beginning of the period	44,160,861	38,291,633	211,758,528	143,075,250

End of the period	$35,923,463	$44,160,861	$128,760,518	$211,758,528

(a)	Formerly ASG Dynamic Allocation Fund.
(b)	Formerly ASG Tactical U.S. Market Fund.

59 |	See accompanying notes to financial statements.

Financial Highlights

For a share outstanding throughout each period.

	AlphaSimplex Global Alternatives Fund (Consolidated*)**—Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015
Net asset value, beginning of the period	$11.18		$10.24		$11.04		$10.02		$10.48		$11.12

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.00	)(b)	0.11		0.06		(0.03)		(0.09)		(0.14)
Net realized and unrealized gain (loss)	(0.85)		0.93		(0.75)		1.10		(0.37)		(0.12)

Total from Investment Operations	(0.85)		1.04		(0.69)		1.07		(0.46)		(0.26)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.10)		(0.11)		(0.05)		—		—
Net realized capital gains	—		—		—		—		—		(0.38)

Total Distributions	—		(0.10)		(0.11)		(0.05)		—		(0.38)

Net asset value, end of the period	$10.33		$11.18		$10.24		$11.04		$10.02		$10.48

Total return(c)	(7.51	)%(d)(e)	10.26	%(d)	(6.35	)%(d)	10.66%		(4.39)%		(2.69)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$15,988		$25,341		$33,649		$49,904		$76,207		$224,951
Net expenses	1.54	%(f)(g)	1.54	%(f)	1.54	%(f)	1.57	%(h)(i)	1.56	%(j)	1.53	%(k)
Gross expenses	1.59	%(g)	1.57%		1.55%		1.57	%(h)	1.56	%(j)	1.53	%(k)
Net investment income (loss)	(0.04	)%(g)	0.97%		0.58%		(0.26)%		(0.93)%		(1.27)%
Portfolio turnover rate(l)	114%		125%		59%		—%		—%		—%

*	See Notes 1 and 2 of the Notes to Financial Statements.
**	Formerly ASG Global Alternatives Fund.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.55% and the ratio of gross expenses would have been 1.56%.
(i)	Effective July 1, 2017, the expense limit decreased from 1.60% to 1.54%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.54% and the ratio of gross expenses would have been 1.54%.
(k)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.52% and the ratio of gross expenses would have been 1.52%.
(l)	Prior to 2018, the portfolio turnover rate was not reported due to the short term nature of the portfolio of investments.

See accompanying notes to financial statements.	| 60

Financial Highlights (continued)

For a share outstanding throughout each period.

	AlphaSimplex Global Alternatives Fund (Consolidated*)**—Class C
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015
Net asset value, beginning of the period	$10.48		$9.59		$10.33		$9.40		$9.91		$10.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.04)		0.02		(0.02)		(0.10)		(0.15)		(0.21)
Net realized and unrealized gain (loss)	(0.79)		0.88		(0.70)		1.03		(0.36)		(0.11)

Total from Investment Operations	(0.83)		0.90		(0.72)		0.93		(0.51)		(0.32)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.01)		(0.02)		—		—		—
Net realized capital gains	—		—		—		—		—		(0.38)

Total Distributions	—		(0.01)		(0.02)		—		—		(0.38)

Net asset value, end of the period	$9.65		$10.48		$9.59		$10.33		$9.40		$9.91

Total return(b)	(7.92	)%(c)(d)	9.48	%(c)	(7.09	)%(c)	9.89%		(5.15)%		(3.40)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$7,859		$11,171		$15,537		$24,521		$38,412		$95,885
Net expenses	2.29	%(e)(f)	2.29	%(e)	2.29	%(e)	2.32	%(g)(h)	2.31	%(i)	2.28	%(j)
Gross expenses	2.34	%(f)	2.32%		2.30%		2.32	%(h)	2.31	%(i)	2.28	%(j)
Net investment income (loss)	(0.80	)%(f)	0.23%		(0.17)%		(1.00)%		(1.68)%		(2.03)%
Portfolio turnover rate(k)	114%		125%		59%		—%		—%		—%

*	See Notes 1 and 2 of the Notes to Financial Statements.
**	Formerly ASG Global Alternatives Fund.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2017, the expense limit decreased from 2.35% to 2.29%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 2.30% and the ratio of gross expenses would have been 2.31%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 2.29% and the ratio of gross expenses would have been 2.29%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 2.26% and the ratio of gross expenses would have been 2.26%.
(k)	Prior to 2018, the portfolio turnover rate was not reported due to the short term nature of the portfolio of investments.

61 |	See accompanying notes to financial statements.

Financial Highlights (continued)

For a share outstanding throughout each period.

	AlphaSimplex Global Alternatives Fund (Consolidated*)**—Class N
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015
Net asset value, beginning of the period	$11.35		$10.40		$11.22		$10.19		$10.63		$11.24

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02		0.15		0.10		0.01		(0.06)		(0.11)
Net realized and unrealized gain (loss)	(0.87)		0.94		(0.77)		1.11		(0.38)		(0.12)

Total from Investment Operations	(0.85)		1.09		(0.67)		1.12		(0.44)		(0.23)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.14)		(0.15)		(0.09)		—		—
Net realized capital gains	—		—		—		—		—		(0.38)

Total Distributions	—		(0.14)		(0.15)		(0.09)		—		(0.38)

Net asset value, end of the period	$10.50		$11.35		$10.40		$11.22		$10.19		$10.63

Total return	(7.32	)%(b)(c)	10.48	%(b)	(6.08	)%(b)	10.98%		(4.05)%		(2.48)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$239		$526		$14,377		$10,376		$9,639		$10,476
Net expenses	1.24	%(d)(e)	1.24	%(d)	1.24	%(d)	1.26	%(f)(g)	1.24	%(h)	1.23	%(i)
Gross expenses	1.80	%(e)	1.26%		1.25%		1.26	%(g)	1.24	%(h)	1.23	%(i)
Net investment income (loss)	0.37	%(e)	1.38%		0.94%		0.09%		(0.56)%		(0.97)%
Portfolio turnover rate(j)	114%		125%		59%		—%		—%		—%

*	See Notes 1 and 2 of the Notes to Financial Statements.
**	Formerly ASG Global Alternatives Fund.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2017, the expense limit decreased from 1.30% to 1.24%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.24% and the ratio of gross expenses would have been 1.24%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.22% and the ratio of gross expenses would have been 1.22%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.21% and the ratio of gross expenses would have been 1.21%.
(j)	Prior to 2018, the portfolio turnover rate was not reported due to the short term nature of the portfolio of investments.

See accompanying notes to financial statements.	| 62

Financial Highlights (continued)

For a share outstanding throughout each period.

	AlphaSimplex Global Alternatives Fund (Consolidated*)**—Class Y
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015
Net asset value, beginning of the period	$11.36		$10.40		$11.22		$10.19		$10.64		$11.25

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01		0.14		0.09		0.00	(b)	(0.07)		(0.12)
Net realized and unrealized gain (loss)	(0.85)		0.95		(0.77)		1.11		(0.38)		(0.11)

Total from Investment Operations	(0.84)		1.09		(0.68)		1.11		(0.45)		(0.23)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.13)		(0.14)		(0.08)		—		—
Net realized capital gains	—		—		—		—		—		(0.38)

Total Distributions	—		(0.13)		(0.14)		(0.08)		—		(0.38)

Net asset value, end of the period	$10.52		$11.36		$10.40		$11.22		$10.19		$10.64

Total return	(7.39	)%(c)(d)	10.49	%(c)	(6.04	)%(c)	10.93%		(4.23)%		(2.38)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$630,812		$784,884		$1,132,058		$1,559,650		$1,504,641		$3,344,101
Net expenses	1.29	%(e)(f)	1.29	%(e)	1.29	%(e)	1.32	%(g)(h)	1.31	%(i)	1.28	%(j)
Gross expenses	1.34	%(f)	1.32%		1.30%		1.32	%(h)	1.31	%(i)	1.28	%(j)
Net investment income (loss)	0.20	%(f)	1.23%		0.85%		0.02%		(0.67)%		(1.03)%
Portfolio turnover rate(k)	114%		125%		59%		—%		—%		—%

*	See Notes 1 and 2 of the Notes to Financial Statements.
**	Formerly ASG Global Alternatives Fund.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2017, the expense limit decreased from 1.35% to 1.29%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.30% and the ratio of gross expenses would have been 1.31%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.29% and the ratio of gross expenses would have been 1.29%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.26% and the ratio of gross expenses would have been 1.26%.
(k)	Prior to 2018, the portfolio turnover rate was not reported due to the short term nature of the portfolio of investments.

63 |	See accompanying notes to financial statements.

Financial Highlights (continued)

For a share outstanding throughout each period.

	AlphaSimplex Managed Futures Strategy Fund (Consolidated*)**—Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015
Net asset value, beginning of the period	$9.26		$8.97		$10.38	$9.78		$10.37		$10.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.03)		0.04		0.02	(0.06)		(0.12)		(0.16)
Net realized and unrealized gain (loss)	0.26		0.69		(1.31)	0.66		(0.47)		0.06	(b)

Total from Investment Operations	0.23		0.73		(1.29)	0.60		(0.59)		(0.10)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.44)		—	—		—		(0.22)
Net realized capital gains	—		—		(0.12)	—		—		(0.29)

Total Distributions	—		(0.44)		(0.12)	—		—		(0.51)

Net asset value, end of the period	$9.49		$9.26		$8.97	$10.38		$9.78		$10.37

Total return(c)	2.48	%(d)(e)	8.09	%(d)	(12.55)%	6.13%		(5.69	)%(d)	(1.38)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$187,152		$222,059		$133,996	$299,505		$463,235		$486,160
Net expenses	1.70	%(f)(g)	1.70	%(f)	1.70%	1.75	%(h)(i)	1.74	%(f)(j)	1.73	%(h)(k)
Gross expenses	1.81	%(g)	1.79%		1.70%	1.75	%(h)(i)	1.75	%(j)	1.73	%(h)(k)
Net investment income (loss)	(0.57	)%(g)	0.47%		0.21%	(0.61)%		(1.11)%		(1.48)%
Portfolio turnover rate(l)	—%		—%		—%	—%		—%		—%

*	See Notes 1 and 2 of the Notes to Financial Statements.
**	Formerly ASG Managed Futures Strategy Fund.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.70% and the ratio of gross expenses would have been 1.70%.
(i)	Includes fee/expense recovery of 0.01%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.70% and the ratio of gross expenses would have been 1.71%.
(k)	Includes fee/expense recovery of less than 0.01%.
(l)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.

See accompanying notes to financial statements.	| 64

Financial Highlights (continued)

For a share outstanding throughout each period.

	AlphaSimplex Managed Futures Strategy Fund (Consolidated*)**—Class C
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015
Net asset value, beginning of the period	$8.78		$8.51		$9.93	$9.42		$10.07		$10.69

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.06)		(0.02)		(0.05)	(0.13)		(0.19)		(0.24)
Net realized and unrealized gain (loss)	0.24		0.64		(1.25)	0.64		(0.46)		0.05	(b)

Total from Investment Operations	0.18		0.62		(1.30)	0.51		(0.65)		(0.19)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.35)		—	—		—		(0.14)
Net realized capital gains	—		—		(0.12)	—		—		(0.29)

Total Distributions	—		(0.35)		(0.12)	—		—		(0.43)

Net asset value, end of the period	$8.96		$8.78		$8.51	$9.93		$9.42		$10.07

Total return(c)	2.16	%(d)(e)	7.30	%(d)	(13.22)%	5.41%		(6.45	)%(d)	(2.23)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$21,444		$21,621		$29,421	$53,661		$71,184		$67,479
Net expenses	2.45	%(f)(g)	2.45	%(f)	2.45%	2.50	%(h)(i)	2.49	%(f)(j)	2.48	%(h)(i)
Gross expenses	2.56	%(g)	2.53%		2.45%	2.50	%(h)(i)	2.50	%(j)	2.48	%(h)(i)
Net investment loss	(1.33	)%(g)	(0.24)%		(0.52)%	(1.36)%		(1.86)%		(2.24)%
Portfolio turnover rate(k)	—%		—%		—%	—%		—%		—%

*	See Notes 1 and 2 of the Notes to Financial Statements.
**	Formerly ASG Managed Futures Strategy Fund.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 2.45% and the ratio of gross expenses would have been 2.45%.
(i)	Includes fee/expense recovery of 0.01%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 2.45% and the ratio of gross expenses would have been 2.46%.
(k)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.

65 |	See accompanying notes to financial statements.

Financial Highlights (continued)

For a share outstanding throughout each period.

	AlphaSimplex Managed Futures Strategy Fund (Consolidated*)**—Class N
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Period Ended December 31, 2017***
Net asset value, beginning of the period	$9.38		$9.07	$10.46	$9.81

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)		0.08	0.08	(0.01)
Net realized and unrealized gain (loss)	0.25		0.70	(1.35)	0.67

Total from Investment Operations	0.24		0.78	(1.27)	0.66

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.47)	—	(0.01)
Net realized capital gains	—		—	(0.12)	—

Total Distributions	—		(0.47)	(0.12)	(0.01)

Net asset value, end of the period	$9.62		$9.38	$9.07	$10.46

Total return	2.56	%(b)(c)	8.45%	(12.26)%	6.76	%(b)(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$124,998		$117,258	$67,957	$1,017
Net expenses	1.36	%(e)	1.36%	1.36%	1.34	%(e)(f)(g)
Gross expenses	1.36	%(e)	1.36%	1.36%	14.83	%(e)(g)
Net investment income (loss)	(0.24	)%(e)	0.79%	0.83%	(0.17	)%(e)
Portfolio turnover rate(h)	—%		—%	—%	—%

*	See Notes 1 and 2 of the Notes to Financial Statements.
**	Formerly ASG Managed Futures Strategy Fund.
***	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)

Generally accepted accounting principles require certain adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total returns based on the adjusted net asset values per share may differ from the total returns reported in the average annual total return table.

(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.29% and the ratio of gross expenses would have been 14.78%.
(h)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.

See accompanying notes to financial statements.	| 66

Financial Highlights (continued)

For a share outstanding throughout each period.

	AlphaSimplex Managed Futures Strategy Fund (Consolidated*)**—Class Y
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015
Net asset value, beginning of the period	$9.36		$9.06		$10.46	$9.83		$10.40		$11.01

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02)		0.07		0.05	(0.03)		(0.09)		(0.14)
Net realized and unrealized gain (loss)	0.26		0.69		(1.33)	0.67		(0.48)		0.05	(b)

Total from Investment Operations	0.24		0.76		(1.28)	0.64		(0.57)		(0.09)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.46)		—	(0.01)		—		(0.23)
Net realized capital gains	—		—		(0.12)	—		—		(0.29)

Total Distributions	—		(0.46)		(0.12)	(0.01)		—		(0.52)

Net asset value, end of the period	$9.60		$9.36		$9.06	$10.46		$9.83		$10.40

Total return	2.56	%(c)(d)	8.35	%(c)	(12.35)%	6.48%		(5.47	)%(c)	(1.22)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,289,489		$1,212,973		$1,836,962	$3,102,626		$2,629,920		$2,133,620
Net expenses	1.45	%(e)(f)	1.45	%(e)	1.45%	1.50	%(g)(h)	1.49	%(e)(i)	1.48	%(g)(h)
Gross expenses	1.56	%(f)	1.53%		1.45%	1.50	%(g)(h)	1.50	%(i)	1.48	%(g)(h)
Net investment income (loss)	(0.34	)%(f)	0.77%		0.49%	(0.34)%		(0.85)%		(1.24)%
Portfolio turnover rate(j)	—%		—%		—%	—%		—%		—%

*	See Notes 1 and 2 of the Notes to Financial Statements.
**	Formerly ASG Managed Futures Strategy Fund.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of 0.01%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.45% and the ratio of gross expenses would have been 1.45%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.45% and the ratio of gross expenses would have been 1.46%.
(j)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.

67 |	See accompanying notes to financial statements.

Financial Highlights (continued)

For a share outstanding throughout each period.

	AlphaSimplex Multi-Asset Fund*—Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016		Period Ended December 31, 2015**
Net asset value, beginning of the period	$11.08		$9.71	$11.10	$10.08		$9.86		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.01		0.16	0.14	0.10		0.03		0.01
Net realized and unrealized gain (loss)	(1.71)		1.45	(1.19)	1.99		0.21		(0.14)

Total from Investment Operations	(1.70)		1.61	(1.05)	2.09		0.24		(0.13)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.24)	(0.13)	(0.07)		(0.02)		(0.01)
Net realized capital gains	(0.21)		—	(0.21)	(1.00)		—		—

Total Distributions	(0.21)		(0.24)	(0.34)	(1.07)		(0.02)		(0.01)

Net asset value, end of the period	$9.17		$11.08	$9.71	$11.10		$10.08		$9.86

Total return(b)(c)	(15.19	)%(d)	16.59%	(9.61)%	20.79%		2.41%		(1.28	)%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$337		$423	$323	$134		$29		$1
Net expenses(e)	1.15	%(f)	1.15%	1.15%	1.17	%(g)	1.17	%(h)	1.15	%(f)
Gross expenses	1.62	%(f)	1.62%	1.62%	1.74	%(g)	1.80	%(h)	3.96	%(f)
Net investment income	0.28	%(f)	1.50%	1.31%	0.90%		0.31%		1.19	%(f)
Portfolio turnover rate	28%		23%	46%	8%		115	%(i)	11%

*	Formerly ASG Dynamic Allocation Fund.
**	From commencement of operations on November 30, 2015 through December 31, 2015.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.15% and the ratio of gross expenses would have been 1.72%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.15% and the ratio of gross expenses would have been 1.78%.
(i)

The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to sales of equity securities in early 2016 in an effort to reduce risk. By mid-2016, in an effort to gain more exposure, the Fund returned to its normal investment strategy.

See accompanying notes to financial statements.	| 68

Financial Highlights (continued)

For a share outstanding throughout each period.

	AlphaSimplex Multi-Asset Fund*—Class C
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016		Period Ended December 31, 2015**
Net asset value, beginning of the period	$11.00		$9.66	$10.99		$10.01		$9.85		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.03)		0.08	0.04		(0.00	)(b)	(0.07)		(0.00	)(b)
Net realized and unrealized gain (loss)	(1.69)		1.44	(1.16)		1.99		0.23		(0.14)

Total from Investment Operations	(1.72)		1.52	(1.12)		1.99		0.16		(0.14)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.18)	(0.00	)(b)	(0.01)		(0.00	)(b)	(0.01)
Net realized capital gains	(0.21)		—	(0.21)		(1.00)		—		—

Total Distributions	(0.21)		(0.18)	(0.21)		(1.01)		(0.00)		(0.01)

Net asset value, end of the period	$9.07		$11.00	$9.66		$10.99		$10.01		$9.85

Total return(c)(d)	(15.58	)%(e)	15.75%	(10.30)%		19.92%		1.63%		(1.37	)%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$22		$27	$14		$15		$9		$8
Net expenses(f)	1.90	%(g)	1.90%	1.90%		1.92	%(h)	1.91	%(i)	1.90	%(g)
Gross expenses	2.37	%(g)	2.38%	2.34%		2.49	%(h)	2.51	%(i)	4.72	%(g)
Net investment income (loss)	(0.77	)%(g)	0.81%	0.37%		(0.02)%		(0.75)%		(0.16	)%(g)
Portfolio turnover rate	28%		23%	46%		8%		115	%(j)	11%

*	Formerly ASG Dynamic Allocation Fund.
**	From commencement of operations on November 30, 2015 through December 31, 2015.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.90% and the ratio of gross expenses would have been 2.47%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.90% and the ratio of gross expenses would have been 2.50%.
(j)

The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to sales of equity securities in early 2016 in an effort to reduce risk. By mid-2016, in an effort to gain more exposure, the Fund returned to its normal investment strategy.

69 |	See accompanying notes to financial statements.

Financial Highlights (continued)

For a share outstanding throughout each period.

	AlphaSimplex Multi-Asset Fund*—Class Y
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016		Period Ended December 31, 2015**
Net asset value, beginning of the period	$11.11		$9.73	$11.12	$10.09		$9.86		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.18	0.15	0.11		0.03		0.01
Net realized and unrealized gain (loss)	(1.72)		1.46	(1.18)	2.01		0.23		(0.14)

Total from Investment Operations	(1.69)		1.64	(1.03)	2.12		0.26		(0.13)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.26)	(0.15)	(0.09)		(0.03)		(0.01)
Net realized capital gains	(0.21)		—	(0.21)	(1.00)		—		—

Total Distributions	(0.21)		(0.26)	(0.36)	(1.09)		(0.03)		(0.01)

Net asset value, end of the period	$9.21		$11.11	$9.73	$11.12		$10.09		$9.86

Total return(b)	(15.07	)%(c)	16.82%	(9.39)%	21.19%		2.57%		(1.26	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$35,564		$43,712	$37,955	$39,571		$22,334		$20,095
Net expenses(d)	0.90	%(e)	0.90%	0.90%	0.92	%(f)	0.91	%(g)	0.90	%(e)
Gross expenses	1.37	%(e)	1.37%	1.35%	1.50	%(f)	1.54	%(g)	3.72	%(e)
Net investment income	0.52	%(e)	1.74%	1.41%	0.95%		0.32%		1.39	%(e)
Portfolio turnover rate	28%		23%	46%	8%		115	%(h)	11%

*	Formerly ASG Dynamic Allocation Fund.
**	From commencement of operations on November 30, 2015 through December 31, 2015.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.48%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.53%.
(h)

The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to sales of equity securities in early 2016 in an effort to reduce risk. By mid-2016, in an effort to gain more exposure, the Fund returned to its normal investment strategy.

See accompanying notes to financial statements.	| 70

Financial Highlights (continued)

For a share outstanding throughout each period.

	AlphaSimplex Tactical U.S. Market Fund*—Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value, beginning of the period	$16.16		$13.23	$14.11	$11.83		$11.41	$11.85

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02		0.11	0.09	0.06		0.04	(0.00	)(b)
Net realized and unrealized gain (loss)	(2.41)		2.92	(0.63)	2.95		0.43	(0.35)

Total from Investment Operations	(2.39)		3.03	(0.54)	3.01		0.47	(0.35)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.10)	(0.08)	(0.06)		(0.05)	—
Net realized capital gains	(0.40)		—	(0.26)	(0.67)		—	(0.09)

Total Distributions	(0.40)		(0.10)	(0.34)	(0.73)		(0.05)	(0.09)

Net asset value, end of the period	$13.37		$16.16	$13.23	$14.11		$11.83	$11.41

Total return(c)(d)	(14.60	)%(e)	22.94%	(3.88)%	25.37%		4.09%	(3.00)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$9,313		$22,524	$18,978	$16,292		$8,365	$9,360
Net expenses(f)	1.24	%(g)	1.24%	1.24%	1.24	%(h)	1.25%	1.32%
Gross expenses	1.33	%(g)	1.30%	1.32%	1.44%		1.40%	1.39%
Net investment income (loss)	0.27	%(g)	0.75%	0.64%	0.49%		0.36%	(0.03)%
Portfolio turnover rate	25%		37%	88%	18%		42%	149%

*	Formerly ASG Tactical U.S. Market Fund.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2017, the expense limit decreased from 1.25% to 1.24%.

71 |	See accompanying notes to financial statements.

Financial Highlights (continued)

For a share outstanding throughout each period.

	AlphaSimplex Tactical U.S. Market Fund*—Class C
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value, beginning of the period	$15.67		$12.84	$13.75	$11.59		$11.21	$11.73

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.03)		0.00 (b)	(0.01)	(0.04)		(0.05)	(0.09)
Net realized and unrealized gain (loss)	(2.34)		2.83	(0.60)	2.87		0.43	(0.34)

Total from Investment Operations	(2.37)		2.83	(0.61)	2.83		0.38	(0.43)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	—	(0.04)	(0.00	)(b)	—	—
Net realized capital gains	(0.40)		—	(0.26)	(0.67)		—	(0.09)

Total Distributions	(0.40)		—	(0.30)	(0.67)		—	(0.09)

Net asset value, end of the period	$12.90		$15.67	$12.84	$13.75		$11.59	$11.21

Total return(c)(d)	(15.00	)%(e)	22.04%	(4.55)%	24.37%		3.39%	(3.79)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,974		$3,060	$3,110	$2,190		$1,973	$2,202
Net expenses(f)	1.99	%(g)	1.99%	1.99%	2.00	%(h)	2.00%	2.07%
Gross expenses	2.08	%(g)	2.05%	2.07%	2.20%		2.15%	2.13%
Net investment income (loss)	(0.48	)%(g)	0.00%	(0.09)%	(0.28)%		(0.41)%	(0.79)%
Portfolio turnover rate	25%		37%	88%	18%		42%	149%

*	Formerly ASG Tactical U.S. Market Fund.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2017, the expense limit decreased from 2.00% to 1.99%.

See accompanying notes to financial statements.	| 72

Financial Highlights (continued)

For a share outstanding throughout each period.

	AlphaSimplex Tactical U.S. Market Fund*—Class Y
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value, beginning of the period	$16.21		$13.26	$14.17	$11.87		$11.45	$11.88

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.15	0.13	0.10		0.07	0.02
Net realized and unrealized gain (loss)	(2.43)		2.94	(0.64)	2.96		0.44	(0.34)

Total from Investment Operations	(2.39)		3.09	(0.51)	3.06		0.51	(0.32)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.14)	(0.14)	(0.09)		(0.09)	(0.02)
Net realized capital gains	(0.40)		—	(0.26)	(0.67)		—	(0.09)

Total Distributions	(0.40)		(0.14)	(0.40)	(0.76)		(0.09)	(0.11)

Net asset value, end of the period	$13.42		$16.21	$13.26	$14.17		$11.87	$11.45

Total return(c)	(14.56	)%(d)	23.34%	(3.67)%	25.67%		4.41%	(2.74)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$117,474		$186,174	$120,988	$84,880		$58,488	$89,126
Net expenses(e)	0.99	%(f)	0.99%	0.99%	0.99	%(g)	1.00%	1.07%
Gross expenses	1.08	%(f)	1.05%	1.07%	1.19%		1.15%	1.14%
Net investment income	0.52	%(f)	1.00%	0.90%	0.73%		0.58%	0.20%
Portfolio turnover rate	25%		37%	88%	18%		42%	149%

*	Formerly ASG Tactical U.S. Market Fund.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2017, the expense limit decreased from 1.00% to 0.99%.

73 |	See accompanying notes to financial statements.

Notes to Financial Statements

June 30, 2020 (Unaudited)

1.  Organization.  Natixis Funds Trust II (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

AlphaSimplex Global Alternatives Fund (formerly ASG Global Alternatives Fund) (the “Global Alternatives Fund”)

AlphaSimplex Managed Futures Strategy Fund (formerly ASG Managed Futures Strategy Fund) (the “Managed Futures Strategy Fund”)

AlphaSimplex Multi-Asset Fund (formerly ASG Dynamic Allocation Fund) (the “Multi-Asset Fund”)

AlphaSimplex Tactical U.S. Market Fund (formerly ASG Tactical U.S. Market Fund) (the “Tactical U.S. Market Fund”)

At close of business on April 30, 2020, Multi-Asset Fund changed its investment strategy.

Each Fund is a diversified investment company, except for Multi-Asset Fund, which is a non-diversified investment company.

Each Fund offers Class A, Class C and Class Y shares. Global Alternatives Fund and Managed Futures Strategy Fund also offer Class N shares.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for ten years (at which point they automatically convert to Class A shares) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C, Class Y,

| 74

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

Global Alternatives Fund and Managed Futures Strategy Fund invest in commodity-related instruments through AlphaSimplex Global Alternatives Cayman Fund Ltd. (formerly ASG Global Alternatives Cayman Fund Ltd.) and AlphaSimplex Managed Futures Strategy Cayman Fund Ltd. (formerly ASG Managed Futures Strategy Cayman Fund Ltd.), wholly-owned subsidiaries (individually, a “Subsidiary” and collectively, the “Subsidiaries”) of Global Alternatives Fund and Managed Futures Strategy Fund, respectively, organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Funds and their respective Subsidiaries with the intent that each Fund will remain the sole shareholder and primary beneficiary of its respective Subsidiary. The Subsidiaries are governed by a separate Board of Directors that is independent of the Funds’ Board of Trustees.

As of June 30, 2020, the value of each Fund’s investment in its respective Subsidiary was as follows:

Fund	Investment in Subsidiary	Percentage of Net Assets
Global Alternatives Fund	$7,748,752	1.18%
Managed Futures Strategy Fund	64,885,911	4.00%

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Consolidation.  The accompanying financial statements of Global Alternatives Fund and Managed Futures Strategy Fund present the consolidated accounts of the Funds and their respective Subsidiaries. All interfund accounts and transactions have been eliminated in consolidation.

b.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities

75 |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively. Equity basket total return swaps are valued based on the value of the underlying listed equity securities as reported by an independent pricing service. If prices from an independent pricing service are not available, prices from a broker-dealer may be used.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may,

| 76

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

As of June 30, 2020, futures contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the contracts, as follows:

	Notional Value	Unrealized Appreciation/ Depreciation*	Unrealized as a Percentage of Net Assets
Global Alternatives Fund	$33,410,551	$462,444	0.07%
Managed Futures Strategy Fund	245,762,886	3,483,333	0.21%
Multi-Asset Fund	2,947,962	65,541	0.18%

*	Amounts represent gross unrealized appreciation/(depreciation) at absolute value.

c.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

d.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign

77 |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

e.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When a Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Funds may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

f.  Futures Contracts.  The Funds and the Subsidiaries may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When a Fund or a Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund or the Subsidiary, depending on the

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Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Gross unrealized appreciation (depreciation) on futures contracts is recorded in the Statements of Assets and Liabilities as an asset (liability). The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund or a Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s or a Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds and the Subsidiaries are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

g.  Swap Agreements.  Global Alternatives Fund may enter into equity basket total return swap agreements. An equity basket total return swap is an agreement between two parties to exchange, for a specified period and based on the notional amount, the total return on an underlying basket of equity securities for, typically, fixed or floating interest payments. When a Fund pays interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Fund may be required to pay the change in value to the counterparty in addition to the interest payment; conversely, when a Fund receives interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Fund may receive the change in value in addition to the interest payment. The Fund receives net interest or pays net total return depending on whether the values of the underlying assets decrease or increase. Dividends declared on short reference entity common stocks are accrued and paid to the counterparty. Equity basket total return swap agreements typically reset on a monthly basis.

The notional amounts of equity basket total return swap agreements are not recorded in the financial statements. Equity basket total return swap agreements are valued daily, and fluctuations in value are recorded as change in unrealized appreciation (depreciation) on swap agreements in the Consolidated Statement of Operations. Fees are accrued in accordance with the terms of the agreement and are included in due to/from brokers on the Consolidated Statement of Assets and Liabilities. Payments made or received by the Fund as a result of a reset or termination of the agreement are recorded as realized gain or loss on the Consolidated Statement of Operations.

79 |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

Equity basket total return swap agreements are privately negotiated in the over-the-counter market and are entered into as bilateral contracts. Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. Bilateral swap agreements may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts. The Fund covers its net obligations under outstanding equity basket total return swap agreements by segregating or earmarking cash or securities.

h.  Due from Brokers.  Transactions and positions in certain futures, forward foreign currency contracts and swap agreements are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds or the Subsidiaries and the various broker/dealers. The due from brokers’ balances in the Statements of Assets and Liabilities for the Funds represent cash and foreign currency on deposit with brokers for open futures contracts and cash pledged as collateral for forward foreign currency contracts and swap agreements (including accrued interest receivable on equity basket total return swap agreements and net dividends payable on short reference entity common stocks). In certain circumstances the Funds’ or Subsidiaries’ use of cash, and/or foreign currency held at brokers is restricted by regulation or broker mandated limits.

i.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2020 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where

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Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

j.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as capital gain and return of capital distributions received, foreign currency gains and losses, partnership basis adjustments, total return swaps and Cayman blocker adjustments. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, constructive sales, partnership basis adjustments, wash sales, return of capital distributions received, futures and forward foreign currency contract mark-to-market and Cayman blocker adjustments. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2019 was as follows:

	2019 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Global Alternatives Fund	$9,278,612	$—	$9,278,612
Managed Futures Strategy Fund	74,582,788	—	74,582,788
Multi-Asset Fund	1,028,235	—	1,028,235
Tactical U.S. Market Fund	1,790,953	—	1,790,953

81 |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of December 31, 2019, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	Global Alternatives Fund	Managed Futures Strategy Fund	Multi-Asset Fund	Tactical U.S. Market Fund
Capital loss carryforward:
Short-term:
No expiration date	$(70,338,216)	$(152,816,236)	$—	$—
Long-term
No expiration date	—	(1,752,978)	—	—

Total capital loss carryforward	$(70,338,216)	$(154,569,214)	$—	$—

Late-year ordinary and post-October capital loss deferrals*	$(1,565,113)	$(4,972,398)	$(2,228)	$—

*

Under current tax law, capital losses, foreign currency losses, losses on passive foreign investment companies, total return swap resets and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Managed Futures Strategy Fund and Multi-Asset Fund are deferring foreign currency losses. Global Alternatives Fund is deferring foreign currency losses and losses on total return swap resets.

As of June 30, 2020, the tax cost of investments (including derivatives) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Global Alternatives Fund	Managed Futures Strategy Fund	Multi-Asset Fund	Tactical U.S. Market Fund
Federal tax cost	$631,196,838	$1,486,872,084	$33,660,002	$94,054,735

Gross tax appreciation	$13,724,914	$45,170,252	$1,418,360	$34,319,683
Gross tax depreciation	(8,072,862)	(20,886,244)	(100,233)	(43,369)

Net tax appreciation	$5,652,052	$24,284,008	$1,318,127	$34,276,314

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Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales.

k.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2020, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

l.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

m.  New Accounting Pronouncement.  In March 2020, the Financial Accounting Standards Board issued Accounting Standard Update 2020-04, Reference Rate Reform (Topic 848) (“ASU 2020-04”). In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of the London Interbank Offered Rate (“LIBOR”), which is expected to occur no later than December 31, 2021, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2020-04 amendments offer optional expedients for contract modifications that would allow an entity to account for such modifications by prospectively adjusting the effective interest rate, instead of evaluating each contract, in accordance with existing accounting standards, as to whether reference rate modifications constitute the establishment of new contracts or

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the continuation of existing contracts. ASU 2020-04 amendments are currently effective and an entity may elect to apply its provisions as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020. No Fund contracts have yet been impacted by reference rate reform. Management expects to apply the optional expedients when appropriate.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2020, at value:

Global Alternatives Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$120,176,095	$—	$—	$120,176,095
Exchange-Traded Funds	4,794,440	—	—	4,794,440
Short-Term Investments(a)	—	510,619,809	—	510,619,809
Forward Foreign Currency Contracts (unrealized appreciation)	—	75,113	—	75,113
Futures Contracts (unrealized appreciation)	5,562,657	238,268	—	5,800,925

Total	$130,533,192	$510,933,190	$—	$641,466,382

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Global Alternatives Fund (continued)

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Equity Basket Total Return Swap	$— (b)	$—	$—	$—
Forward Foreign Currency Contracts (unrealized depreciation)	—	(403,218)	—	(403,218)
Futures Contracts (unrealized depreciation)	(3,990,098)	(224,176)	—	(4,214,274)

Total	$(3,990,098)	$(627,394)	$—	$(4,617,492)

(a)	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.
(b)	Represents net unrealized appreciation (depreciation) of $0, as reflected within the Consolidated Portfolio of Investments.

Managed Futures Strategy Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments(a)	$—	$1,487,237,532	$—	$1,487,237,532
Forward Foreign Currency Contracts (unrealized appreciation)	—	3,375,869	—	3,375,869
Futures Contracts (unrealized appreciation)	39,477,769	1,949,359	—	41,427,128

Total	$39,477,769	$1,492,562,760	$—	$1,532,040,529

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(2,449,311)	$—	$(2,449,311)
Futures Contracts (unrealized depreciation)	(16,901,152)	(1,533,974)	—	(18,435,126)

Total	$(16,901,152)	$(3,983,285)	$—	$(20,884,437)

(a)	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

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Multi-Asset Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$10,787,061	$—	$—	$10,787,061
Short-Term Investments(a)	—	23,803,154	—	23,803,154
Futures Contracts (unrealized appreciation)	450,183	19,944	—	470,127

Total	$11,237,244	$23,823,098	$—	$35,060,342

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(36,616)	$(45,597)	$—	$(82,213)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Tactical U.S. Market Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$87,576,454	$—	$—	$87,576,454
Short-Term Investments(a)	—	40,228,155	—	40,228,155
Futures Contracts (unrealized appreciation)	526,440	—	—	526,440

Total	$88,102,894	$40,228,155	$—	$128,331,049

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Funds used during the period include forward foreign currency contracts, futures contracts and swap agreements.

Global Alternatives Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds. The Fund uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds, and seeks to use a variety of

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derivative instruments to capture such exposures in the aggregate. The Fund may also use various strategies commonly used by hedge funds that seek to profit from underlying risk factors, such as merger arbitrage. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices, currencies, commodities and other instruments and equity basket total return swap agreements. During the six months ended June 30, 2020, the Fund used long and short contracts on U.S. and foreign government bonds, U.S. equity market indices, foreign currencies, short term interest rates, and commodities (through investments in the Subsidiary), long contracts on foreign equity market indices, and short contracts on equity basket total return swaps in accordance with these objectives.

Managed Futures Strategy Fund seeks to generate positive absolute returns over time. The Fund uses a set of proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of asset price trends. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also adding value through volatility management. These market exposures, which are expected to change over time, may include exposures to global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the six months ended June 30, 2020, the Fund used long and short contracts on U.S. and foreign equity market indices, foreign currencies, foreign government bonds, short-term interest rates, and commodities (through investments in the Subsidiary), and long contracts on U.S. government bonds to capture the exposures suggested by the quantitative investment models.

Multi-Asset Fund tactically allocates its investments across a range of asset classes and global markets. The Fund will typically use a variety of derivative instruments, in particular long positions in futures and forward contracts, to achieve exposures to global equity and fixed income securities. The Fund may also hold short positions in derivatives for hedging purposes. During the six months ended June 30, 2020, the Fund used long contracts on U.S. and foreign equity market indices and U.S. government bonds and long and short contracts on U.S. dollar index and foreign government bonds to gain investment exposures in accordance with its objectives.

Tactical U.S. Market Fund seeks long-term capital appreciation, with emphasis on the protection of capital during unfavorable market conditions. The Fund uses long futures contracts on U.S. equity indices to increase exposure to the U.S. equity market to up to 130% of the Fund’s total assets and short futures on U.S. equity indices to decrease exposure to the U.S. equity market to as low as 0% of the Fund’s total assets (to limit the effects of extreme market drawdowns). During the six months ended June 30, 2020, the Fund used long and short contracts on U.S. equity market indices to decrease exposure to the U.S. equity market.

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Notes to Financial Statements (continued)

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The following is a summary of derivative instruments for Global Alternatives Fund as of June 30, 2020, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$75,113	$—

Exchange-traded asset derivatives
Interest rate contracts	$—	$2,094,995
Foreign exchange contracts	—	738,900
Commodity contracts	—	2,659,248
Equity contracts	—	307,782

Total exchange-traded asset derivatives	$—	$5,800,925

Total asset derivatives	$75,113	$5,800,925

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Swap agreements at value[1]
Over-the-counter liability derivatives
Foreign exchange contracts	$(403,218)	$—	$—
Equity contracts	—	—	(24,190,591)

Total over-the-counter liability derivatives	$(403,218)	$—	$(24,190,591)

Exchange-traded liability derivatives
Interest rate contracts	$—	$(362,475)	$—
Foreign exchange contracts	—	(126,931)	—
Commodity contracts	—	(3,071,147)	—
Equity contracts	—	(653,721)	—

Total exchange-traded liability derivatives	$—	$(4,214,274)	$—

Total liability derivatives	$(403,218)	$(4,214,274)	$(24,190,591)

[1]	Represents swap agreements, at value. Market value of swap agreements is reported in the Consolidated Portfolio of Investments.

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Notes to Financial Statements (continued)

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Transactions in derivative instruments for Global Alternatives Fund during the six months ended June 30, 2020, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts	Forward foreign currency transactions	Swap agreements
Interest rate contracts	$18,127,541	$—	$—
Foreign exchange contracts	(8,798,789)	93,711	—
Commodity contracts	(15,989,469)	—	—
Equity contracts	(26,733,240)	—	10,839,023

Total	$(33,393,957)	$93,711	$10,839,023

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Forward foreign currency transactions
Interest rate contracts	$2,339,675	$—
Foreign exchange contracts	879,670	929,385
Commodity contracts	(2,702,400)	—
Equity contracts	(3,534,715)	—

Total	$(3,017,770)	$929,385

The following is a summary of derivative instruments for Managed Futures Strategy Fund as of June 30, 2020, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$3,375,869	$—

Exchange-traded asset derivatives
Interest rate contracts	$—	$21,278,151
Foreign exchange contracts	—	918,701
Commodity contracts	—	12,715,916
Equity contracts	—	6,514,360

Total exchange-traded asset derivatives	$—	41,427,128

Total asset derivatives	$3,375,869	$41,427,128

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Notes to Financial Statements (continued)

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Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(2,449,311)	$—

Exchange-traded liability derivatives
Interest rate contracts	$—	$(780,377)
Foreign exchange contracts	—	(2,271,548)
Commodity contracts	—	(12,714,274)
Equity contracts	—	(2,668,927)

Total exchange-traded liability derivatives	$—	$(18,435,126)

Total liability derivatives	$(2,449,311)	$(18,435,126)

Transactions in derivative instruments for Managed Futures Strategy Fund during the six months ended June 30, 2020, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts	Forward foreign currency transactions
Interest rate contracts	$188,470,809	$—
Foreign exchange contracts	(15,012,989)	(30,223,530)
Commodity contracts	36,962,021	—
Equity contracts	(158,389,438)	—

Total	$52,030,403	$(30,223,530)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Forward foreign currency transactions
Interest rate contracts	$36,463,096	$—
Foreign exchange contracts	838,833	4,099,913
Commodity contracts	(7,322,842)	—
Equity contracts	(17,530,480)	—

Total	$12,448,607	$4,099,913

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Notes to Financial Statements (continued)

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The following is a summary of derivative instruments for Multi-Asset Fund as of June 30, 2020, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$336,673
Foreign exchange contracts	48,296
Equity contracts	85,158

Total exchange-traded asset derivatives	$470,127

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(786)
Foreign exchange contracts	(8,811)
Equity contracts	(72,616)

Total exchange-traded liability derivatives	$(82,213)

Transactions in derivative instruments for Multi-Asset Fund during the six months ended June 30, 2020, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$976,133
Foreign exchange contracts	(780,633)
Equity contracts	(4,989,594)

Total	$(4,794,094)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$448,096
Foreign exchange contracts	(87,096)
Equity contracts	(518,798)

Total	$(157,798)

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Notes to Financial Statements (continued)

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The following is a summary of derivative instruments for Tactical U.S. Market Fund as of June 30, 2020, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Equity contracts	$526,440

Transactions in derivative instruments for Tactical U.S. Market Fund during the six months ended June 30, 2020, as reflected within the Statements of Operations were as follows:

Net Realized Loss on:	Futures contracts
Equity contracts	$(20,083,241)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Equity contracts	$(3,962,343)

The volume of forward foreign currency contract, futures contract and swap agreement activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2020:

Global Alternatives Fund	Forwards	Futures	Total Return Swaps
Average Notional Amount Outstanding	22.10%	192.23%	3.08%
Highest Notional Amount Outstanding	34.31%	223.38%	4.48%
Lowest Notional Amount Outstanding	9.51%	98.48%	2.44%
Notional Amount Outstanding as of June 30, 2020	9.51%	223.38%	3.69%

Managed Futures Strategy Fund	Forwards	Futures
Average Notional Amount Outstanding	103.90%	668.25%
Highest Notional Amount Outstanding	266.63%	940.94%
Lowest Notional Amount Outstanding	40.90%	316.61%
Notional Amount Outstanding as of June 30, 2020	42.91%	694.07%

Multi-Asset Fund	Futures
Average Notional Amount Outstanding	128.39%
Highest Notional Amount Outstanding	222.84%
Lowest Notional Amount Outstanding	48.33%
Notional Amount Outstanding as of June 30, 2020	172.05%

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Tactical U.S. Market Fund	Futures
Average Notional Amount Outstanding	44.57%
Highest Notional Amount Outstanding	70.99%
Lowest Notional Amount Outstanding	4.79%
Notional Amount Outstanding as of June 30, 2020	18.72%

Notional amounts outstanding at the end of the prior period, if applicable, are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards, futures and swaps is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward, futures and swap contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Over-the-counter derivatives, including forward foreign currency contracts and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

As of June 30, 2020, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Global Alternatives Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
UBS AG	$75,113	$(75,113)	$—	$—	$—

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
UBS AG	$(403,218)	$75,113	$(328,105)	$328,105	$—

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Managed Futures Strategy Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
UBS AG	$3,375,869	$(2,449,311)	$926,558	$—	$926,558

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
UBS AG	$(2,449,311)	$2,449,311	$—	$—	$—

The Funds are required to pledge an independent amount of collateral to the counterparty for open forward foreign currency contracts. In addition to the independent amount, the amount of collateral pledged to the counterparty is subsequently increased (for losses) or decreased (for gains) based on the change in value of the contracts, as calculated by the counterparty under the terms of the Funds’ ISDA agreements. As of June 30, 2020, amounts pledged to the counterparty (which may exceed the amounts shown in the table above) are as follows:

	Independent Amount of Collateral	Increase (Decrease) For Change in Value	Required Collateral	Collateral Pledged	Excess/ (Shortfall)
Global Alternatives Fund	$1,054,089	$336,116	$1,390,205	$1,366,423	$(23,782)
Managed Futures Strategy Fund	16,645,912	(925,628)	15,720,284	16,244,655	524,371

Amounts in excess or short of the required collateral amount are received or paid by the Funds on the next business day, subject to collateral thresholds and minimum transfer requirements. The ISDA agreements include a tri-party control agreement under which collateral pledged from the Fund to the broker is held for the benefit of the broker, as secured party, at a third party custodian, State Street Bank and Trust Company (“State Street Bank”). Collateral pledged to the broker is reflected in “due from brokers” on the Statements of Assets and Liabilities.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master

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agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the applicable Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2020:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Global Alternatives Fund
Over-the-counter counterparty credit risk
Forward foreign currency contracts	$75,113	$—
Collateral pledged to UBS AG	1,366,423	1,366,423
Collateral pledged to Morgan Stanley	6,034,375	6,034,375

Total over-the-counter counterparty credit risk	7,475,911	7,400,798

Exchange-traded counterparty credit risk
Futures contracts	5,800,925	5,800,925
Margin with brokers	24,794,665	24,794,665

Total exchange-traded counterparty credit risk	30,595,590	30,595,590

Total counterparty credit risk	$38,071,501	$37,996,388

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Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Managed Futures Strategy Fund
Over-the-counter counterparty credit risk
Forward foreign currency contracts	$3,375,869	$926,558
Collateral pledged to UBS AG	16,244,655	16,244,655

Total over-the-counter counterparty credit risk	19,620,524	17,171,213

Exchange-traded counterparty credit risk
Futures contracts	41,427,128	41,427,128
Margin with brokers	169,621,393	169,621,393

Total exchange-traded counterparty credit risk	211,048,521	211,048,521

Total counterparty credit risk	$230,669,045	$228,219,734

Multi-Asset Fund
Exchange-traded counterparty credit risk
Futures contracts	$470,127	$470,127
Margin with brokers	1,587,662	1,587,662

Total exchange-traded counterparty credit risk	$2,057,789	$2,057,789

Tactical U.S. Market Fund
Exchange-traded counterparty credit risk
Futures contracts	$526,440	$526,440
Margin with brokers	1,251,264	1,251,264

Total exchange-traded counterparty credit risk	$1,777,704	$1,777,704

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2020, purchases and sales of securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Global Alternatives Fund	$157,127,669	$212,792,590
Multi-Asset Fund	4,751,877	14,559,703
Tactical U.S. Market Fund	24,767,469	49,888,773

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  AlphaSimplex Group, LLC (“AlphaSimplex”), which is a subsidiary of Natixis Investment Managers, LLC (“Natixis”), serves as investment adviser to the Funds. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets.

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Fund	Percentage of Average Daily Net Assets
Multi-Asset Fund	0.70%
Tactical U.S. Market Fund	0.80%

Global Alternatives Fund pays a management fee at an annual rate of 1.15% on the first $2 billion of the Fund’s average daily net assets (including the net asset value of the Subsidiary), and 1.10% thereafter, calculated daily and payable monthly, less the management fees paid by the Subsidiary.

Effective July 1, 2020, Global Alternatives Fund pays a management fee at the annual rate of 1.10% on the first $2 billion of the Fund’s average daily net assets (including the net asset value of the Subsidiary), and 1.05% thereafter, calculated daily and payable monthly, less the management fees paid by the Subsidiary.

Managed Futures Strategy Fund pays a management fee at an annual rate of 1.25% on the first $2.5 billion of the Fund’s average daily net assets (including the net asset value of the Subsidiary), and 1.20% thereafter, calculated daily and payable monthly, less the management fees paid by the Subsidiary.

AlphaSimplex also serves as investment adviser to AlphaSimplex Global Alternatives Cayman Fund Ltd. and AlphaSimplex Managed Futures Strategy Cayman Fund Ltd., which pay AlphaSimplex a management fee at the annual rate of 1.15% and 1.25%, respectively, of its average daily net assets.

Effective July 1, 2020, AlphaSimplex Global Alternatives Cayman Fund Ltd. pays a management fee at the annual rate of 1.10% on the first $2 billion of its average daily net assets, and 1.05% thereafter.

Additionally, AlphaSimplex has entered into a subadvisory agreement with Natixis Advisors, L.P. (“Natixis Advisors”), (through its division, Active Index Advisors), on behalf of Tactical U.S. Market Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis. Under the terms of the subadvisory agreement, the Fund pays a subadvisory fee at the annual rate of 0.10% of the average daily net assets of the Fund that are allocated by AlphaSimplex to be managed by Natixis Advisors.

Payments to AlphaSimplex are reduced by the amount of payments to Natixis Advisors as described above.

AlphaSimplex has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses, including expenses of each Subsidiary, if applicable, to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short (Global Alternatives Fund only), taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2021, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is

97 |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended June 30, 2020, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Global Alternatives Fund	1.54%	2.29%	1.24%	1.29%
Managed Futures Strategy Fund	1.70%	2.45%	1.40%	1.45%
Multi-Asset Fund	1.15%	1.90%	—	0.90%
Tactical U.S. Market Fund	1.24%	1.99%	—	0.99%

Effective July 1, 2020, the expense limits as a percentage of average daily net assets under the expense limitation agreements for Global Alternatives Fund are as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Global Alternatives Fund	1.49%	2.24%	1.19%	1.24%

This new undertaking is in effect until April 30, 2022, may be terminated before then only with the consent of the Funds’ Board of Trustees, and will be reevaluated on an annual basis.

AlphaSimplex shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2020, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Global Alternatives Fund	$4,233,582	$188,839	$4,044,743	1.15%	1.10%
Managed Futures Strategy Fund	10,023,438	—	10,023,438	1.25%	1.25%
Multi-Asset Fund	133,548	90,261	43,287	0.70%	0.23%
Tactical U.S. Market Fund	621,101	72,019	549,082	0.80%	0.71%

[1]	Management fee waivers are subject to possible recovery until December 31, 2021.

| 98

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

For the six months ended June 30, 2020, class-specific expenses have been reimbursed as follows:

	Reimbursement[1]
Fund	Class A	Class C	Class N	Class Y	Total
Managed Futures Strategy Fund	$120,791	$12,218	$—	$684,276	$817,285

[1]	Expense reimbursement is subject to possible recovery until December 31, 2021.

No expenses were recovered for any of the Funds during the six months ended June 30, 2020 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended June 30, 2020, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Global Alternatives Fund	$29,525	$11,538	$34,613
Managed Futures Strategy Fund	273,526	27,675	83,026
Multi-Asset Fund	458	81	242
Tactical U.S. Market Fund	17,679	2,984	8,951

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant

99 |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

For the six months ended June 30, 2020, the administrative fees paid to Natixis Advisors for each Fund were as follows (exclusive of sub-administrative fees paid to State Street Bank by the Subsidiaries):

Fund	Administrative Fees
Global Alternatives Fund	$163,882
Managed Futures Strategy Fund	357,678
Multi-Asset Fund	8,484
Tactical U.S. Market Fund	34,482

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended June 30, 2020, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Global Alternatives Fund	$204,416
Managed Futures Strategy Fund	776,044
Multi-Asset Fund	29,790
Tactical U.S. Market Fund	68,691

| 100

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

As of June 30, 2020, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Global Alternatives Fund	$3,534
Managed Futures Strategy Fund	21,291

As of June 30, 2020, Natixis Distribution owes the Funds the following overpayments of sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as receivable from distributor):

Fund	Overpayments of Sub-Transfer Agent Fees
Multi-Asset Fund	$107
Tactical U.S. Market Fund	1,192

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended June 30, 2020 were as follows:

Fund	Commissions
Global Alternatives Fund	$857
Managed Futures Strategy Fund	9,278
Multi-Asset Fund	19
Tactical U.S. Market Fund	909

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $199,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of

101 |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

$20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and its affiliates are also officers and/or Trustees of the Trust.

g.  Reimbursement of Transfer Agent Fees and Expenses.  Effective May 1,2020, Natixis Advisors has given a binding contractual undertaking to Global Alternatives Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through April 30, 2021 and is not subject to recovery under the expense limitation agreement described above.

For the period May 1, 2020 through June 30, 2020, Natixis Advisors reimbursed the Fund $560 for transfer agency expenses related to Class N shares.

h.  Payment by Affiliates.  For the six months ended June 30, 2020, AlphaSimplex reimbursed Multi-Asset Fund $2,814 for transaction costs incurred in conjunction with a strategy change (see Note 1 of Notes to Financial Statements). This amount is included in realized gains in the Statements of Operations.

7.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses for Global Alternatives Fund and Managed Futures Strategy Fund attributable to Class A, Class C, and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

| 102

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

All other Funds in this report allocate transfer agent fees and expenses on a pro rata basis based on the relative net assets of each class to the total net assets of those classes.

For the six months ended June 30, 2020, Global Alternatives Fund and Managed Futures Strategy Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Global Alternatives Fund	$8,434	$3,314	$741	$252,822
Managed Futures Strategy Fund	221,785	22,464	1,890	1,261,049

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended June 30, 2020, none of the Funds had borrowings under these agreements.

9.  Risk.  Each Fund’s investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

The Funds’ (excluding Multi-Asset Fund and Tactical U.S. Market Fund) investments in commodity-related instruments may subject the Funds to greater volatility than investments in other securities. The value of these investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

103 |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

Multi-Asset Fund is non-diversified, which means that it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

Global markets have experienced periods of high volatility triggered by the rapidly evolving public health emergency known as coronavirus (“COVID-19”). As the situation continues to unfold, the extent and duration of the impact that the COVID-19 outbreak may have on financial markets and the economy as a whole remains highly uncertain. If the effects of the COVID-19 outbreak on financial markets and the economy continue for an extended period of time, the Funds’ future financial and investment results may be adversely affected.

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2020, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Account Holders	Total Percentage of Ownership
Global Alternatives Fund	4	49.48%
Managed Futures Strategy Fund	2	18.64%
Multi-Asset Fund	2	84.59	%(a)
Tactical U.S. Market Fund	3	60.05	%(a)

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

(a)

Certain Fund shareholders are invested in the Fund as a result of the Fund’s inclusion in an investment portfolio model, utilized by certain third party intermediaries, developed by an affiliate of the Fund (AlphaSimplex). Without this model or as a result of changes in this model, these shareholder positions in the Fund may not exist or could change in a material amount. AlphaSimplex has no involvement in the decisions to invest in the models provided.

| 104

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

11.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
Global Alternatives Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,311,761	$14,418,126	644,252	$6,988,601
Issued in connection with the reinvestment of distributions	—	—	12,875	143,942
Redeemed	(2,030,755)	(21,250,119)	(1,678,431)	(18,199,118)

Net change	(718,994)	$(6,831,993)	(1,021,304)	$(11,066,575)

Class C
Issued from the sale of shares	13,915	$138,001	87,743	$893,373
Issued in connection with the reinvestment of distributions	—	—	603	6,317
Redeemed	(265,527)	(2,629,016)	(642,998)	(6,478,230)

Net change	(251,612)	$(2,491,015)	(554,652)	$(5,578,540)

Class N
Issued from the sale of shares	5,842	$62,496	28,333	$327,145
Issued in connection with the reinvestment of distributions	—	—	496	5,620
Redeemed	(29,450)	(330,971)	(1,365,297)	(14,957,535)

Net change	(23,608)	$(268,475)	(1,336,468)	$(14,624,770)

Class Y
Issued from the sale of shares	11,630,186	$125,091,775	17,200,887	$188,500,365
Issued in connection with the reinvestment of distributions	—	—	350,454	3,981,153
Redeemed	(20,712,530)	(218,692,363)	(57,313,299)	(629,677,366)

Net change	(9,082,344)	$(93,600,588)	(39,761,958)	$(437,195,848)

Decrease from capital share transactions	(10,076,558)	$(103,192,071)	(42,674,382)	$(468,465,733)

105 |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
Managed Futures Strategy Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	5,723,385	$55,602,850	18,897,616	$175,081,342
Issued in connection with the reinvestment of distributions	—	—	977,144	9,058,160
Redeemed	(9,968,522)	(95,981,490)	(10,842,429)	(103,378,255)

Net change	(4,245,137)	$(40,378,640)	9,032,331	$80,761,247

Class C
Issued from the sale of shares	194,682	$1,776,344	120,006	$1,092,355
Issued in connection with the reinvestment of distributions	—	—	79,212	696,274
Redeemed	(263,646)	(2,416,956)	(1,193,953)	(10,506,738)

Net change	(68,964)	$(640,612)	(994,735)	$(8,718,109)

Class N
Issued from the sale of shares	2,543,620	$24,556,083	8,843,736	$84,693,165
Issued in connection with the reinvestment of distributions	—	—	232,102	2,179,433
Redeemed	(2,055,846)	(20,238,483)	(4,062,833)	(39,555,270)

Net change	487,774	$4,317,600	5,013,005	$47,317,328

Class Y
Issued from the sale of shares	47,986,199	$470,997,027	60,717,853	$572,143,631
Issued in connection with the reinvestment of distributions	—	—	3,967,764	37,177,943
Redeemed	(43,229,713)	(420,717,292)	(137,926,321)	(1,287,764,123)

Net change	4,756,486	$50,279,735	(73,240,704)	$(678,442,549)

Increase (decrease) from capital share transactions	930,159	$13,578,083	(60,190,103)	$(559,082,083)

| 106

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
Multi-Asset Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	4,173	$38,258	6,314	$63,879
Issued in connection with the reinvestment of distributions	905	7,854	815	8,974
Redeemed	(6,503)	(58,135)	(2,261)	(24,204)

Net change	(1,425)	$(12,023)	4,868	$48,649

Class C
Issued from the sale of shares	25,279	$217,341	995	$10,000
Issued in connection with the reinvestment of distributions	368	3,161	23	252
Redeemed	(25,613)	(225,506)	—	—

Net change	34	$(5,004)	1,018	$10,252

Class Y
Issued from the sale of shares	534,189	$5,102,964	916,457	$9,438,127
Issued in connection with the reinvestment of distributions	89,120	776,236	91,957	1,015,455
Redeemed	(696,012)	(6,617,214)	(975,483)	(10,096,772)

Net change	(72,703)	$(738,014)	32,931	$356,810

Increase (decrease) from capital share transactions	(74,094)	$(755,041)	38,817	$415,711

Tactical U.S. Market Fund
Class A
Issued from the sale of shares	77,487	$1,143,512	822,584	$11,890,945
Issued in connection with the reinvestment of distributions	27,257	342,077	7,640	123,075
Redeemed	(801,346)	(11,280,866)	(871,317)	(12,915,178)

Net change	(696,602)	$(9,795,277)	(41,093)	$(901,158)

Class C
Issued from the sale of shares	13,162	$183,158	33,835	$455,193
Issued in connection with the reinvestment of distributions	5,417	65,703	—	—
Redeemed	(60,725)	(823,601)	(80,756)	(1,108,104)

Net change	(42,146)	$(574,740)	(46,921)	$(652,911)

Class Y
Issued from the sale of shares	1,650,670	$23,251,203	7,393,004	$108,190,833
Issued in connection with the reinvestment of distributions	283,386	3,570,662	86,482	1,397,559
Redeemed	(4,666,900)	(65,582,070)	(5,115,868)	(77,278,705)

Net change	(2,732,844)	$(38,760,205)	2,363,618	$32,309,687

Increase (decrease) from capital share transactions	(3,471,592)	$(49,130,222)	2,275,604	$30,755,618

107 |

Semiannual Report

June 30, 2020

Natixis Oakmark Fund

Natixis Oakmark International Fund

Vaughan Nelson Mid Cap Fund

(formerly Vaughan Nelson Value Opportunity Fund)

Vaughan Nelson Small Cap Value Fund

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-225-5478. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/natixisfunds.

NATIXIS OAKMARK FUND

Managers	Symbols

William C. Nygren, CFA®	Class A NEFOX

Kevin G. Grant, CFA®	Class C NECOX

M. Colin Hudson, CFA®	Class N NOANX

Michael J. Mangan, CFA®	Class Y NEOYX

Michael A. Nicolas, CFA®*

Harris Associates L.P.

*	Effective January 28, 2020, Michael A. Nicolas joined the portfolio management team of the Fund.

Investment Goal

The Fund seeks long-term capital appreciation.

1 |

Average Annual Total Returns — June 30, 20203

					Life of Class N	Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y (Inception 11/18/98)
NAV	-13.66%	-5.92%	5.74%	11.17%	—	0.92%	0.92%

Class A (Inception 5/6/31)
NAV	-13.78	-6.18	5.47	10.88	—	1.17%	1.17%
With 5.75% Maximum Sales Charge	-18.74	-11.59	4.22	10.23	—

Class C (Inception 5/1/95)
NAV	-14.13	-6.91	4.67	10.05	—	1.92%	1.92%
With CDSC[1]	-14.99	-7.80	4.67	10.05	—

Class N (Inception 5/1/17)
NAV	-13.60	-5.84	—	—	3.32	1.25%	0.83%

COMPARATIVE PERFORMANCE
S&P 500® Index[2]	-3.08	7.51	10.73	13.99	10.74

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the US equities market.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/21. When a Fund’s expenses are below the limitations, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  2

NATIXIS OAKMARK INTERNATIONAL FUND

Managers	Symbols

David G. Herro, CFA®	Class A NOIAX

Michael L. Manelli, CFA®	Class C NOICX

Harris Associates L.P.	Class N NIONX

Class Y NOIYX

Investment Goal

The Fund seeks long-term capital appreciation.

3  |

Average Annual Total Returns — June 30, 20204

						Expense Ratios[5]
	6 Months	1 Year	5 Years	Life of Class		Gross	Net

Class Y (Inception 5/1/17)				Class A/C	Class Y/N
NAV[1]	-23.38%	-15.40%	-1.68%	—	-6.10%	0.99%	0.99%

Class A (Inception 12/15/10)
NAV	-23.40	-15.53	-1.83	2.71	—	1.24%	1.24%
With 5.75% Maximum Sales Charge	-27.80	-20.41	-2.98	2.07	—

Class C (Inception 12/15/10)
NAV	-23.71	-16.23	-2.58	1.94	—	1.99%	1.99%
With CDSC[2]	-24.48	-17.05	-2.58	1.94	—

Class N (Inception 5/1/17)
NAV	-23.23	-15.23	—	—	-5.98	1.03%	0.89%

COMPARATIVE PERFORMANCE
MSCI World ex U.S. Index (Net)[3]	-11.49	-5.42	2.01	3.45	1.78

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Prior to the inception of Class Y shares (5/1/2017), performance is that of Class A shares and reflects the higher net expenses of that share class.

2	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3	MSCI World ex U.S. Index (Net) is an unmanaged index that is designed to measure the equity market performance of developed markets, excluding the United States.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Funds prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/21. When a Funds expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Funds expense limitations.

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VAUGHAN NELSON MID CAP FUND

(formerly Vaughan Nelson Value Opportunity Fund)

Managers	Symbols

Dennis G. Alff, CFA®	Class A VNVAX

Chad D. Fargason	Class C VNVCX

Chris D. Wallis, CFA®	Class N VNVNX

Class Y VNVYX

Vaughan Nelson Investment Management, L.P.

Investment Goal

The Fund seeks long-term capital appreciation.

5  |

Average Annual Total Returns — June 30, 20203

					Life of Class N	Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y (Inception 10/31/08)
NAV	-14.70%	-7.26%	0.20%	9.59%	—	1.04%	0.99%

Class A (Inception 10/31/08)
NAV	-14.84	-7.54	-0.06	9.32	—	1.30%	1.24%
With 5.75% Maximum Sales Charge	-19.74	-12.85	-1.24	8.68	—

Class C (Inception 10/31/08)
NAV	-15.19	-8.26	-0.81	8.51	—	2.04%	1.98%
With CDSC[1]	-16.00	-9.13	-0.81	8.51	—

Class N (Inception 5/1/13)
NAV	-14.68	-7.19	0.29	—	5.97	0.95%	0.93%

COMPARATIVE PERFORMANCE
Russell Midcap® Value Index[2]	-18.09	-11.81	3.32	10.29	6.64

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

Russell Midcap® Value Index is an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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VAUGHAN NELSON SMALL CAP VALUE FUND

Managers	Symbols

Chris D. Wallis, CFA®	Class A NEFJX

Stephen Davis, CFA®	Class C NEJCX

Class N VSCNX

Class Y NEJYX

Vaughan Nelson Investment Management, L.P.

Investment Goal

The Fund seeks capital appreciation.

7  |

Average Annual Total Returns — June 30, 20203

					Life of Class N	Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y (Inception 8/31/06)
NAV	-18.40%	-13.91%	0.62%	9.14%	—	1.27%	1.13%

Class A (Inception 12/31/96)
NAV	-18.51	-14.11	0.38	8.87	—	1.51%	1.38%
With 5.75% Maximum Sales Charge	-23.18	-19.05	-0.80	8.22	—

Class C (Inception 12/31/96)
NAV	-18.74	-14.69	-0.37	8.05	—	2.27%	2.13%
With CDSC[1]	-19.54	-15.52	-0.37	8.05	—

Class N (Inception 5/1/17)
NAV	-18.39	-13.87	—	—	-2.08	11.84%	1.08%

COMPARATIVE PERFORMANCE
Russell 2000® Value Index[2]	-23.50	-17.48	1.26	7.82	-4.16

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

9 |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2020 through June 30, 2020. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your class.

The second line in the table for each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning funds. If transaction costs were included, total costs would be higher.

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Natixis Oakmark Fund	Beginning Account Value 1/1/2020	Ending Account Value 6/30/2020	Expenses Paid During Period* 1/1/2020 – 6/30/2020
Class A
Actual	$1,000.00	$862.20	$5.42
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$5.87
Class C
Actual	$1,000.00	$858.70	$8.87
Hypothetical (5% return before expenses)	$1,000.00	$1,015.32	$9.62
Class N
Actual	$1,000.00	$864.00	$3.85
Hypothetical (5% return before expenses)	$1,000.00	$1,020.74	$4.17
Class Y
Actual	$1,000.00	$863.40	$4.31
Hypothetical (5% return before expenses)	$1,000.00	$1,020.24	$4.67

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.17%, 1.92%, 0.83% and 0.93% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period).

Natixis Oakmark International Fund	Beginning Account Value 1/1/2020	Ending Account Value 6/30/2020	Expenses Paid During Period* 1/1/2020 – 6/30/2020
Class A
Actual	$1,000.00	$766.00	$6.02
Hypothetical (5% return before expenses)	$1,000.00	$1,018.05	$6.87
Class C
Actual	$1,000.00	$762.90	$9.29
Hypothetical (5% return before expenses)	$1,000.00	$1,014.32	$10.62
Class N
Actual	$1,000.00	$767.70	$4.09
Hypothetical (5% return before expenses)	$1,000.00	$1,020.24	$4.67
Class Y
Actual	$1,000.00	$766.20	$4.92
Hypothetical (5% return before expenses)	$1,000.00	$1,019.29	$5.62

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.37%, 2.12%, 0.93% and 1.12% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period).

11 |

Vaughan Nelson Mid Cap Fund	Beginning Account Value 1/1/2020	Ending Account Value 6/30/2020	Expenses Paid During Period* 1/1/2020 – 6/30/2020
Class A
Actual	$1,000.00	$851.60	$5.52
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.02
Class C
Actual	$1,000.00	$848.10	$8.96
Hypothetical (5% return before expenses)	$1,000.00	$1,015.17	$9.77
Class N
Actual	$1,000.00	$853.20	$4.15
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	$4.52
Class Y
Actual	$1,000.00	$853.00	$4.38
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	$4.77

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.20%, 1.95%, 0.90% and 0.95% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period).

Vaughan Nelson Small Cap Value Fund	Beginning Account Value 1/1/2020	Ending Account Value 6/30/2020	Expenses Paid During Period* 1/1/2020 – 6/30/2020
Class A
Actual	$1,000.00	$814.90	$6.05
Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	$6.72
Class C
Actual	$1,000.00	$812.60	$9.42
Hypothetical (5% return before expenses)	$1,000.00	$1,014.47	$10.47
Class N
Actual	$1,000.00	$816.10	$4.70
Hypothetical (5% return before expenses)	$1,000.00	$1,019.69	$5.22
Class Y
Actual	$1,000.00	$816.00	$4.92
Hypothetical (5% return before expenses)	$1,000.00	$1,019.44	$5.47

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.34%, 2.09%, 1.04% and 1.09% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory and sub-advisory agreements (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers (collectively, the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees and other expenses, including information comparing the Funds’ advisory and sub-advisory fees to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, the use of “soft” commission dollars to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category where available, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a

13 |

Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, each quarter, the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings. These updates have increased in frequency during the COVID-19 crisis.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2020. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by Natixis Advisors, L.P. (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration increases in the services provided resulting from new regulatory requirements.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

The Board noted that, through December 31, 2019, each Fund’s one-, three- and five-year performance, as applicable, stated as percentile rankings within categories selected by the

| 14

independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Natixis Oakmark Fund	70%	92%	80%
Natixis Oakmark International Fund	27%	86%	69%
Vaughan Nelson Small Cap Value Fund	46%	86%	69%
Vaughan Nelson Mid Cap Fund	24%	73%	84%

In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third-party for certain (although not necessarily all) periods the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s more recent performance has been stronger relative to its category; (3) the Adviser’s deep value investment strategy was expected to result in cyclical underperformance from time to time and (4) that the Fund’s shorter-term performance has been strong relative to its category. The Board also considered information about the Funds’ more recent performance, including how that performance had been impacted by the COVID-19 crisis.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory and sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund, and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the

15 |

extent the Fund grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that all of the Funds included have expense limitations in place, and they considered the amounts waived or reimbursed by the Adviser for Vaughan Nelson Mid Cap Fund and Vaughan Nelson Small Cap Value Fund under their respective expense limitation agreements as well as the material terms of those expense limitations. They further noted that management had proposed to reduce the expense limitations for Natixis Oakmark International Fund and Vaughan Nelson Small Cap Value Fund on all share classes, effective as of July 1, 2020.

The Trustees noted that certain of the Funds had total advisory fee rates that were above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher advisory fee rates, including: (1) the quality of the services and the reputation and performance of the portfolio management team; (2) that the Fund had an expense limitation reduction last year and the comparison against the peer group did not reflect the full impact of that reduction; and (3) that management had proposed to further reduce the expense limitations of the Fund.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations. With respect to economies of scale, the Trustees noted that Natixis Oakmark Fund, Natixis Oakmark International Fund and Vaughan Nelson Mid Cap Fund had breakpoints in their advisory fees and that each of the Funds was subject to an expense limitation. The Trustees also considered management’s

| 16

proposal to reduce the expense limitations for Natixis Oakmark International Fund and Vaughan Nelson Small Cap Value Fund. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment each Adviser has made into its business.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events, including but not limited to the COVID-19 crisis, on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2021.

17 |

LIQUIDITY RISK MANAGEMENT PROGRAM

Annual Report for the Period Commencing on December 1, 2018 and ending December 31, 2019 (including updates through June 30, 2020)

Effective December 1, 2018, the Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Rule requires registered open-end funds, including mutual funds and exchange-traded funds to establish liquidity risk management programs in order to effectively manage fund liquidity and mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the Funds to assess, manage and review their liquidity risk considering applicable factors during normal and foreseeable stressed conditions. In fulfilling this requirement, each Fund assesses and reviews (where applicable and amongst other matters) its investment strategy, portfolio holdings, possible investment concentrations, use of derivatives, short-term and long-term cash flow projections, use of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Each Program has established a Program Administrator (“Administrator”) which is the adviser or sub-adviser of the Fund.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

Each Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. If a Fund does not hold a majority of highly liquid investments in its portfolio, then the Fund is required to establish a highly liquid investment minimum (“HLIM”). None of the Funds has established an HLIM.

During the period from December 1, 2018 to December 31, 2019, there were no material changes to the Program and no material events that impacted the operation of the Funds’ Programs. During the period, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations during the period.

During the period January 1, 2020 through June 30, 2020, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations.

Annual Program Assessment and Conclusion

In the opinion of the Program Administrators, the Program of each Fund approved by the Funds’ Board has been implemented effectively. The Program Administrator has also monitored, assessed and managed each Fund’s liquidity risk regularly and has determined that the Program is operating effectively.

Pursuant to the Rule’s requirements, the Board has received and reviewed a written report prepared by each Fund’s Program Administrator that addressed the operation of the Program, assessed its adequacy and effectiveness and described any material changes made to the Program.

| 18

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Natixis Oakmark Fund

Shares	Description	Value (†)
Common Stocks — 93.9% of Net Assets
	Aerospace & Defense — 1.0%
14,400	General Dynamics Corp.	$2,152,224

	Auto Components — 1.3%
36,600	Aptiv PLC	2,851,872

	Automobiles — 1.8%
151,800	General Motors Co.	3,840,540

	Banks — 8.1%
299,200	Bank of America Corp.	7,106,000
134,700	Citigroup, Inc.	6,883,170
118,245	Wells Fargo & Co.	3,027,072

		17,016,242

	Beverages — 2.6%
31,200	Constellation Brands, Inc., Class A	5,458,440

	Biotechnology — 1.0%
3,245	Regeneron Pharmaceuticals, Inc.(a)	2,023,744

	Capital Markets — 13.2%
104,900	Bank of New York Mellon Corp. (The)	4,054,385
156,400	Charles Schwab Corp. (The)	5,276,936
19,865	Goldman Sachs Group, Inc. (The)	3,925,721
17,710	Moody’s Corp.	4,865,469
13,440	S&P Global, Inc.	4,428,211
82,836	State Street Corp.	5,264,228

		27,814,950

	Consumer Finance — 6.9%
264,100	Ally Financial, Inc.	5,237,103
36,044	American Express Co.	3,431,389
94,805	Capital One Financial Corp.	5,933,845

		14,602,337

	Electronic Equipment, Instruments & Components — 1.5%
38,300	TE Connectivity Ltd.	3,123,365

	Entertainment — 3.2%
14,705	Netflix, Inc.(a)	6,691,363

	Health Care Providers & Services — 5.4%
63,085	CVS Health Corp.	4,098,632
30,207	HCA Healthcare, Inc.	2,931,891
11,290	Humana, Inc.	4,377,698

		11,408,221

	Hotels, Restaurants & Leisure — 2.8%
46,245	Hilton Worldwide Holdings, Inc.	3,396,695
156,400	MGM Resorts International	2,627,520

		6,024,215

	Industrial Conglomerates — 1.4%
440,100	General Electric Co.	3,005,883

19 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Natixis Oakmark Fund – (continued)

Shares	Description	Value (†)
	Insurance — 3.7%
150,795	American International Group, Inc.	$4,701,788
38,627	Reinsurance Group of America, Inc.	3,029,902

		7,731,690

	Interactive Media & Services — 9.7%
5,685	Alphabet, Inc., Class A(a)	8,061,614
31,935	Facebook, Inc., Class A(a)	7,251,481
27,036	Match Group, Inc.(a)	2,894,204
103,141	Pinterest, Inc., Class A(a)	2,286,636

		20,493,935

	Internet & Direct Marketing Retail — 5.6%
3,425	Booking Holdings, Inc.(a)	5,453,765
84,011	eBay, Inc.	4,406,377
199,200	Qurate Retail, Inc., Class A(a)	1,892,400

		11,752,542

	IT Services — 6.8%
14,320	Automatic Data Processing, Inc.	2,132,105
164,300	DXC Technology Co.	2,710,950
29,665	Gartner, Inc.(a)	3,599,254
9,750	MasterCard, Inc., Class A	2,883,075
15,805	Visa, Inc., Class A	3,053,052

		14,378,436

	Machinery — 6.2%
29,081	Caterpillar, Inc.	3,678,746
26,460	Cummins, Inc.	4,584,460
25,755	Parker-Hannifin Corp.	4,720,119

		12,983,325

	Media — 4.8%
8,115	Charter Communications, Inc., Class A(a)	4,138,975
151,200	Comcast Corp., Class A	5,893,776

		10,032,751

	Oil, Gas & Consumable Fuels — 4.6%
243,398	Apache Corp.	3,285,873
23,000	Concho Resources, Inc.	1,184,500
24,130	Diamondback Energy, Inc.	1,009,116
84,724	EOG Resources, Inc.	4,292,118

		9,771,607

	Software — 1.4%
15,398	Workday, Inc., Class A(a)	2,884,969

	Wireless Telecommunication Services — 0.9%
18,400	T-Mobile US, Inc.(a)	1,916,360

	Total Common Stocks (Identified Cost $192,084,750)	197,959,011

See accompanying notes to financial statements.	| 20

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Natixis Oakmark Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 6.4%
$13,461,035	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2020 at 0.000% to be repurchased at $13,461,035 on 7/01/2020 collateralized by $12,148,600 U.S. Treasury Note, 2.250% due 11/15/2027 valued at $13,730,293 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $13,461,035)	$13,461,035

	Total Investments — 100.3% (Identified Cost $205,545,785)	211,420,046
	Other assets less liabilities — (0.3)%	(568,866)

	Net Assets — 100.0%	$210,851,180

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

Industry Summary at June 30, 2020 (Unaudited)

Capital Markets	13.2%
Interactive Media & Services	9.7
Banks	8.1
Consumer Finance	6.9
IT Services	6.8
Machinery	6.2
Internet & Direct Marketing Retail	5.6
Health Care Providers & Services	5.4
Media	4.8
Oil, Gas & Consumable Fuels	4.6
Insurance	3.7
Entertainment	3.2
Hotels, Restaurants & Leisure	2.8
Beverages	2.6
Other Investments, less than 2% each	10.3
Short-Term Investments	6.4

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%

21 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks — 97.4% of Net Assets
	Australia — 3.4%
4,538,450	AMP Ltd.(a)	$5,872,416
565,600	Brambles Ltd.	4,288,599
546,458	Orica Ltd.	6,319,576

		16,480,591

	Canada — 2.5%
1,571,867	Cenovus Energy, Inc.	7,352,207
107,700	Open Text Corp.	4,573,442

		11,925,649

	China — 2.5%
600	Alibaba Group Holding Ltd., Sponsored ADR(a)	129,420
124,800	Alibaba Group Holding Ltd.(a)	3,367,577
42,634	Baidu, Inc., Sponsored ADR(a)	5,111,390
134,100	Trip.com Group Ltd., ADR(a)	3,475,872

		12,084,259

	Finland — 0.8%
140,900	UPM-Kymmene OYJ	4,081,125

	France — 11.8%
361,348	Accor S.A.(a)	9,861,770
525,291	BNP Paribas S.A.(a)(b)	20,987,475
203,422	Bureau Veritas S.A.(a)	4,314,466
23,700	EssilorLuxottica S.A.(a)	3,048,018
285,851	Publicis Groupe S.A.	9,285,870
337,600	Valeo S.A.	8,904,313

		56,401,912

	Germany — 16.7%
60,910	Allianz SE, (Registered)	12,446,487
120,630	Bayer AG, (Registered)	8,941,515
255,100	Bayerische Motoren Werke AG	16,285,744
153,459	Continental AG(a)	15,086,741
451,714	Daimler AG, (Registered)	18,377,467
31,500	Henkel AG & Co. KGaA	2,635,299
924,100	thyssenkrupp AG(a)	6,592,783

		80,366,036

	India — 1.1%
937,775	Axis Bank Ltd.	5,073,143

	Indonesia — 1.0%
13,450,000	Bank Mandiri Persero Tbk PT	4,670,240

	Ireland — 2.1%
153,763	Ryanair Holdings PLC, Sponsored ADR(a)	10,200,637

	Italy — 4.1%
10,146,500	Intesa Sanpaolo SpA(a)	19,498,426

See accompanying notes to financial statements.	| 22

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Natixis Oakmark International Fund – (continued)

Shares	Description	Value (†)
	Japan — 2.6%
340,100	Komatsu Ltd.	$6,965,425
86,300	Toyota Motor Corp.	5,426,894

		12,392,319

	Korea — 2.5%
38,950	NAVER Corp.	8,763,096
75,500	Samsung Electronics Co. Ltd.	3,342,206

		12,105,302

	Mexico — 0.8%
691,500	Grupo Televisa SAB, Sponsored ADR(a)	3,623,460

	Netherlands — 2.2%
186,844	EXOR NV	10,724,328

	South Africa — 2.2%
56,935	Naspers Ltd., N Shares	10,463,531

	Spain — 1.3%
115,900	Amadeus IT Group S.A.	6,084,994

	Sweden — 5.3%
596,855	Hennes & Mauritz AB, B Shares	8,711,869
412,800	SKF AB, B Shares	7,716,684
581,100	Volvo AB, B Shares(a)	9,143,538

		25,572,091

	Switzerland — 12.0%
103,800	Cie Financiere Richemont S.A., (Registered)	6,695,133
1,630,734	Credit Suisse Group AG, (Registered)(b)	16,967,570
10,216,780	Glencore PLC(b)	21,763,832
9,030	Kuehne & Nagel International AG, (Registered)(a)	1,504,114
119,121	LafargeHolcim Ltd., (Registered)	5,247,997
25,855	Swatch Group AG (The)	5,189,400

		57,368,046

	Taiwan — 0.2%
83,000	Taiwan Semiconductor Manufacturing Co. Ltd.	886,399

	United Kingdom — 22.3%
251,467	Ashtead Group PLC	8,482,750
194,781	Bunzl PLC	5,224,632
2,211,500	CNH Industrial NV(a)	15,537,127
231,000	Compass Group PLC	3,178,204
55,462	Ferguson PLC	4,534,936
2,706,800	G4S PLC	3,829,323
347,632	Liberty Global PLC, Class A(a)	7,599,235
47,637,200	Lloyds Banking Group PLC	18,376,491
568,700	Prudential PLC	8,569,206
10,800	Reckitt Benckiser Group PLC	993,583
1,939,800	Rolls-Royce Holdings PLC	6,848,685
4,900,700	Royal Bank of Scotland Group PLC	7,357,150
180,289	Schroders PLC	6,580,134
100	Schroders PLC, (Non Voting)	2,569

23 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Natixis Oakmark International Fund – (continued)

Shares	Description	Value (†)
	United Kingdom — continued
203,500	Smiths Group PLC	$3,557,569
822,400	WPP PLC	6,411,689

		107,083,283

	Total Common Stocks (Identified Cost $613,594,963)	467,085,771

Preferred Stocks — 0.3%
	Germany — 0.3%
16,700	Henkel AG & Co. KGaA (Identified Cost $1,737,081)	1,558,005

Principal Amount
Short-Term Investments — 1.9%
$9,199,723	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2020 at 0.000% to be repurchased at $9,199,723 on 7/01/2020 collateralized by $8,218,300 U.S. Treasury Note, 2.875% due 7/31/2025 valued at $9,383,733 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $9,199,723)	9,199,723

	Total Investments — 99.6% (Identified Cost $624,531,767)	477,843,499
	Other assets less liabilities — 0.4%	1,800,642

	Net Assets — 100.0%	$479,644,141

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

CHF	Swiss Franc

At June 30, 2020, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
State Street Bank and Trust Company	12/16/2020	CHF	S	4,313,000	$4,564,697	$4,576,755	$(12,058)

See accompanying notes to financial statements.	| 24

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Natixis Oakmark International Fund – (continued)

Industry Summary at June 30, 2020 (Unaudited)

Banks	15.9%
Automobiles	8.3
Machinery	8.2
Metals & Mining	6.0
Auto Components	5.0
Capital Markets	4.9
Insurance	4.4
Media	4.0
Trading Companies & Distributors	3.9
Internet & Direct Marketing Retail	3.6
Diversified Financial Services	3.4
Textiles, Apparel & Luxury Goods	3.1
Interactive Media & Services	2.9
Hotels, Restaurants & Leisure	2.8
Airlines	2.1
Other Investments, less than 2% each	19.2
Short-Term Investments	1.9

Total Investments	99.6
Other assets less liabilities (including forward foreign currency contracts)	0.4

Net Assets	100.0%

Currency Exposure Summary at June 30, 2020 (Unaudited)

Euro	40.4%
British Pound	22.1
United States Dollar	8.2
Swiss Franc	7.4
Swedish Krona	5.3
Australian Dollar	3.4
Japanese Yen	2.6
South Korean Won	2.5
Canadian Dollar	2.5
South African Rand	2.2
Other, less than 2% each	3.0

Total Investments	99.6
Other assets less liabilities (including forward foreign currency contracts)	0.4

Net Assets	100.0%

25 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Vaughan Nelson Mid Cap Fund*

Shares	Description	Value (†)
Common Stocks — 99.2% of Net Assets
	Banks — 4.1%
128,500	Bank of NT Butterfield & Son Ltd. (The)	$3,134,115
95,750	PacWest Bancorp	1,887,233
189,525	TCF Financial Corp.	5,575,825

		10,597,173

	Beverages — 2.1%
31,405	Constellation Brands, Inc., Class A	5,494,305

	Building Products — 1.0%
24,550	Allegion PLC	2,509,501

	Capital Markets — 4.9%
70,450	Ares Management Corp., Class A	2,796,865
39,200	Nasdaq, Inc.	4,683,224
73,425	Raymond James Financial, Inc.	5,053,843

		12,533,932

	Chemicals — 3.9%
52,275	FMC Corp.	5,207,635
75,150	LyondellBasell Industries NV, Class A	4,938,858

		10,146,493

	Commercial Services & Supplies — 1.3%
75,200	Brink’s Co. (The)	3,422,352

	Construction & Engineering — 1.9%
397,125	WillScot Corp.(a)	4,880,666

	Consumer Finance — 0.6%
69,950	Synchrony Financial	1,550,092

	Containers & Packaging — 3.7%
12,400	AptarGroup, Inc.	1,388,552
23,325	Avery Dennison Corp.	2,661,149
82,025	Crown Holdings, Inc.(a)	5,342,288

		9,391,989

	Distributors — 0.4%
3,830	POOL CORP.	1,041,262

	Diversified Consumer Services — 4.9%
17,600	Bright Horizons Family Solutions, Inc.(a)	2,062,720
31,750	Grand Canyon Education, Inc.(a)	2,874,327
224,000	Laureate Education, Inc., Class A(a)	2,232,160
149,575	ServiceMaster Global Holdings, Inc.(a)	5,338,332

		12,507,539

	Electric Utilities — 3.9%
67,475	Alliant Energy Corp.	3,228,004
86,325	Evergy, Inc.	5,118,209
20,350	Eversource Energy	1,694,545

		10,040,758

See accompanying notes to financial statements.	| 26

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Vaughan Nelson Mid Cap Fund* – (continued)

Shares	Description	Value (†)
	Electrical Equipment — 5.1%
52,900	AMETEK, Inc.	$4,727,673
26,050	Hubbell, Inc.	3,265,628
268,650	nVent Electric PLC	5,031,814

		13,025,115

	Electronic Equipment, Instruments & Components — 2.5%
16,875	CDW Corp.	1,960,538
43,725	Keysight Technologies, Inc.(a)	4,406,605

		6,367,143

	Energy Equipment & Services — 0.8%
128,750	Baker Hughes Co.	1,981,463

	Food & Staples Retailing — 1.8%
161,350	Performance Food Group Co.(a)	4,701,739

	Health Care Equipment & Supplies — 3.4%
14,190	Cooper Cos., Inc. (The)	4,024,852
80,625	Hologic, Inc.(a)	4,595,625

		8,620,477

	Health Care Providers & Services — 1.3%
53,325	Centene Corp.(a)	3,388,804

	Hotels, Restaurants & Leisure — 1.5%
175,275	Aramark	3,955,957

	Independent Power & Renewable Electricity Producers — 3.1%
77,650	Atlantica Sustainable Infrastructure PLC	2,259,615
300,150	Vistra Energy Corp.	5,588,793

		7,848,408

	Insurance — 5.3%
37,950	Allstate Corp. (The)	3,680,771
45,650	Arthur J. Gallagher & Co.	4,450,418
111,375	Athene Holding Ltd., Class A(a)	3,473,786
24,800	Reinsurance Group of America, Inc.	1,945,312

		13,550,287

	IT Services — 10.8%
15,135	Alliance Data Systems Corp.	682,891
25,550	Booz Allen Hamilton Holding Corp.	1,987,535
23,420	CACI International, Inc., Class A(a)	5,079,330
39,450	Fidelity National Information Services, Inc.	5,289,850
53,075	Fiserv, Inc.(a)	5,181,182
29,920	Global Payments, Inc.	5,075,030
64,000	MAXIMUS, Inc.	4,508,800

		27,804,618

	Life Sciences Tools & Services — 2.9%
26,300	Agilent Technologies, Inc.	2,324,131
35,787	IQVIA Holdings, Inc.(a)	5,077,460

		7,401,591

27 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)
Vaughan Nelson Mid Cap Fund* – (continued)

Shares	Description	Value (†)
	Machinery — 7.8%
87,575	Crane Co.	$5,207,209
66,975	Oshkosh Corp.	4,796,750
86,225	Otis Worldwide Corp.	4,902,754
113,850	Timken Co. (The)	5,179,036

		20,085,749

	Media — 3.1%
94,275	Nexstar Media Group, Inc., Class A	7,889,875

	Metals & Mining — 1.9%
643,725	Constellium SE(a)	4,943,808

	Multi-Utilities — 1.8%
45,650	Ameren Corp.	3,211,934
23,825	CMS Energy Corp.	1,391,856

		4,603,790

	Multiline Retail — 0.8%
10,175	Dollar General Corp.	1,938,439

	Oil, Gas & Consumable Fuels — 2.5%
39,200	Pioneer Natural Resources Co.	3,829,840
404,100	WPX Energy, Inc.(a)	2,578,158

		6,407,998

	REITs – Diversified — 0.7%
241,375	New Residential Investment Corp.	1,793,416

	REITs – Warehouse/Industrials — 1.9%
68,725	CyrusOne, Inc.	4,999,744

	Semiconductors & Semiconductor Equipment — 2.8%
21,575	Analog Devices, Inc.	2,645,958
74,900	Entegris, Inc.	4,422,845

		7,068,803

	Software — 3.3%
18,600	Check Point Software Technologies Ltd.(a)	1,998,198
5,110	RingCentral, Inc., Class A(a)	1,456,401
282,050	SolarWinds Corp.(a)	4,983,824

		8,438,423

	Thrifts & Mortgage Finance — 1.4%
34,475	Essent Group Ltd.	1,250,408
148,600	MGIC Investment Corp.	1,217,034
81,375	Radian Group, Inc.	1,262,126

		3,729,568

	Total Common Stocks (Identified Cost $265,377,414)	254,661,277

See accompanying notes to financial statements.	| 28

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Vaughan Nelson Mid Cap Fund* – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 1.0%
$2,605,005	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2020 at 0.000% to be repurchased at $2,605,005 on 7/01/2020 collateralized by $2,345,900 U.S. Treasury Inflation Indexed Note, 2.250% due 8/15/2027 valued at $2,657,118 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $2,605,005)	$2,605,005

	Total Investments — 100.2% (Identified Cost $267,982,419)	257,266,282
	Other assets less liabilities — (0.2)%	(604,050)

	Net Assets — 100.0%	$256,662,232

*	Formerly Vaughan Nelson Value Opportunity Fund.
(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2020 (Unaudited)

IT Services	10.8%
Machinery	7.8
Insurance	5.3
Electrical Equipment	5.1
Capital Markets	4.9
Diversified Consumer Services	4.9
Banks	4.1
Chemicals	3.9
Electric Utilities	3.9
Containers & Packaging	3.7
Health Care Equipment & Supplies	3.4
Software	3.3
Media	3.1
Independent Power & Renewable Electricity Producers	3.1
Life Sciences Tools & Services	2.9
Semiconductors & Semiconductor Equipment	2.8
Oil, Gas & Consumable Fuels	2.5
Electronic Equipment, Instruments & Components	2.5
Beverages	2.1
Other Investments, less than 2% each	19.1
Short-Term Investments	1.0

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

29 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks — 97.5% of Net Assets
	Banks — 1.9%
32,850	First Bancorp	$823,878
30,175	First Merchants Corp.	831,925

		1,655,803

	Biotechnology — 0.7%
7,163	Emergent BioSolutions, Inc.(a)	566,450

	Building Products — 5.8%
18,175	Armstrong World Industries, Inc.	1,416,923
80,350	Builders FirstSource, Inc.(a)	1,663,245
19,900	Fortune Brands Home & Security, Inc.	1,272,207
7,700	Simpson Manufacturing Co., Inc.	649,572

		5,001,947

	Capital Markets — 5.5%
31,250	LPL Financial Holdings, Inc.	2,450,000
36,800	Moelis & Co., Class A	1,146,688
48,075	Virtu Financial, Inc., Class A	1,134,570

		4,731,258

	Chemicals — 2.4%
130,800	Element Solutions, Inc.(a)	1,419,180
37,275	Huntsman Corp.	669,832

		2,089,012

	Commercial Services & Supplies — 3.6%
38,025	Brady Corp., Class A	1,780,330
7,450	UniFirst Corp.	1,333,178

		3,113,508

	Consumer Finance — 1.9%
24,650	FirstCash, Inc.	1,663,382

	Electronic Equipment, Instruments & Components — 4.8%
25,155	Fabrinet(a)	1,570,175
52,425	Insight Enterprises, Inc.(a)	2,579,310

		4,149,485

	Food & Staples Retailing — 0.8%
22,475	Performance Food Group Co.(a)	654,922

	Gas Utilities — 3.9%
25,100	Southwest Gas Holdings, Inc.	1,733,155
24,850	Spire, Inc.	1,632,893

		3,366,048

	Health Care Equipment & Supplies — 2.4%
29,450	Integra LifeSciences Holdings Corp.(a)	1,383,856
45,228	Lantheus Holdings, Inc.(a)	646,760

		2,030,616

	Health Care Providers & Services — 1.7%
31,575	AMN Healthcare Services, Inc.(a)	1,428,453

See accompanying notes to financial statements.	| 30

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Vaughan Nelson Small Cap Value Fund – (continued)

Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — 1.0%
53,125	Scientific Games Corp., Class A(a)	$821,313

	Insurance — 8.4%
39,500	First American Financial Corp.	1,896,790
17,175	Hanover Insurance Group, Inc. (The)	1,740,343
117,375	Old Republic International Corp.	1,914,386
31,525	Selective Insurance Group, Inc.	1,662,628

		7,214,147

	IT Services — 3.1%
8,910	CACI International, Inc., Class A(a)	1,932,401
40,875	Switch, Inc., Class A	728,392

		2,660,793

	Life Sciences Tools & Services — 3.7%
32,300	Bruker Corp.	1,313,964
19,175	PRA Health Sciences, Inc.(a)	1,865,536

		3,179,500

	Machinery — 8.4%
12,375	Alamo Group, Inc.	1,270,170
12,200	Albany International Corp., Class A	716,262
38,300	Federal Signal Corp.	1,138,659
20,050	Franklin Electric Co., Inc.	1,053,026
48,175	Trinity Industries, Inc.	1,025,646
24,925	Watts Water Technologies, Inc., Series A	2,018,925

		7,222,688

	Media — 3.5%
12,025	Nexstar Media Group, Inc., Class A	1,006,372
40,400	Sinclair Broadcast Group, Inc., Class A	745,784
110,275	TEGNA, Inc.	1,228,464

		2,980,620

	Metals & Mining — 0.5%
6,675	Materion Corp.	410,446

	Oil, Gas & Consumable Fuels — 1.2%
235,700	Kosmos Energy Ltd.	391,262
58,700	Parsley Energy, Inc., Class A	626,916

		1,018,178

	Professional Services — 3.4%
26,500	ASGN, Inc.(a)	1,767,020
10,075	FTI Consulting, Inc.(a)	1,154,091

		2,921,111

	Real Estate Management & Development — 3.5%
146,175	Cushman & Wakefield PLC(a)	1,821,340
40,825	Marcus & Millichap, Inc.(a)	1,178,210

		2,999,550

31 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Vaughan Nelson Small Cap Value Fund – (continued)

Shares	Description	Value (†)
	REITs – Warehouse/Industrials — 2.0%
57,850	STAG Industrial, Inc.	$1,696,162

	Road & Rail — 3.7%
16,175	Landstar System, Inc.	1,816,614
12,075	Saia, Inc.(a)	1,342,499

		3,159,113

	Semiconductors & Semiconductor Equipment — 12.4%
24,175	Cabot Microelectronics Corp.	3,373,379
16,250	MKS Instruments, Inc.	1,840,150
30,525	Nova Measuring Instruments Ltd.(a)	1,471,000
44,700	Onto Innovation, Inc.(a)	1,521,588
76,750	Rambus, Inc.(a)	1,166,600
65,075	Tower Semiconductor Ltd.(a)	1,242,282

		10,614,999

	Software — 0.7%
6,175	CyberArk Software Ltd.(a)	612,992

	Specialty Retail — 0.7%
8,425	Group 1 Automotive, Inc.	555,797

	Thrifts & Mortgage Finance — 1.3%
133,775	MGIC Investment Corp.	1,095,617

	Trading Companies & Distributors — 4.6%
30,700	GATX Corp.	1,872,086
28,025	Rush Enterprises, Inc., Class A	1,161,916
4,950	Watsco, Inc.	879,615

		3,913,617

	Total Common Stocks (Identified Cost $86,706,675)	83,527,527

Principal Amount
Short-Term Investments — 1.7%
$1,437,542	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2020 at 0.000% to be repurchased at $1,437,542 on 7/01/2020 collateralized by $1,297,400 U.S.Treasury Note, 2.250% due 11/15/2027 valued at $1,466,316 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,437,542)	1,437,542

	Total Investments — 99.2% (Identified Cost $88,144,217)	84,965,069
	Other assets less liabilities — 0.8%	708,026

	Net Assets — 100.0%	$85,673,095

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.	| 32

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Vaughan Nelson Small Cap Value Fund – (continued)

Industry Summary at June 30, 2020 (Unaudited)

Semiconductors & Semiconductor Equipment	12.4%
Machinery	8.4
Insurance	8.4
Building Products	5.8
Capital Markets	5.5
Electronic Equipment, Instruments & Components	4.8
Trading Companies & Distributors	4.6
Gas Utilities	3.9
Life Sciences Tools & Services	3.7
Road & Rail	3.7
Commercial Services & Supplies	3.6
Real Estate Management & Development	3.5
Media	3.5
Professional Services	3.4
IT Services	3.1
Chemicals	2.4
Health Care Equipment & Supplies	2.4
REITs—Warehouse/Industrials	2.0
Other Investments, less than 2% each	12.4
Short-Term Investments	1.7

Total Investments	99.2
Other assets less liabilities	0.8

Net Assets	100.0%

33 |	See accompanying notes to financial statements.

Statements of Assets and Liabilities

June 30, 2020 (Unaudited)

	Natixis Oakmark Fund	Natixis Oakmark International Fund	Vaughan Nelson Mid Cap Fund*
ASSETS
Investments at cost	$205,545,785	$624,531,767	$267,982,419
Net unrealized appreciation (depreciation)	5,874,261	(146,688,268)	(10,716,137)

Investments at value	211,420,046	477,843,499	257,266,282
Cash	—	—	21,858
Foreign currency at value (identified cost $0, $79,711 and $0, respectively)	—	79,954	—
Receivable for Fund shares sold	96,389	204,276	181,109
Receivable for securities sold	180,624	578,397	272,394
Dividends receivable	103,067	139,858	131,090
Tax reclaims receivable	68,912	2,401,103	—
Prepaid expenses (Note 8)	41	89	52

TOTAL ASSETS	211,869,079	481,247,176	257,872,785

LIABILITIES
Payable for securities purchased	38,567	102,018	536,784
Payable for Fund shares redeemed	226,927	898,936	268,782
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	12,058	—
Management fees payable (Note 6)	124,656	335,078	157,430
Deferred Trustees’ fees (Note 6)	544,281	101,744	155,428
Administrative fees payable (Note 6)	7,942	18,381	8,936
Payable to distributor (Note 6d)	147	1,589	1,054
Other accounts payable and accrued expenses	75,379	133,231	82,139

TOTAL LIABILITIES	1,017,899	1,603,035	1,210,553

NET ASSETS	$210,851,180	$479,644,141	$256,662,232

NET ASSETS CONSIST OF:
Paid-in capital	$200,025,822	$743,180,544	$251,578,172
Accumulated earnings (loss)	10,825,358	(263,536,403)	5,084,060

NET ASSETS	$210,851,180	$479,644,141	$256,662,232

See accompanying notes to financial statements.	| 34

Statements of Assets and Liabilities (continued)

June 30, 2020 (Unaudited)

	Natixis Oakmark Fund	Natixis Oakmark International Fund	Vaughan Nelson Mid Cap Fund*
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$141,001,454	$107,277,313	$24,589,916

Shares of beneficial interest	7,297,512	10,280,024	1,335,024

Net asset value and redemption price per share	$19.32	$10.44	$18.42

Offering price per share (100/94.25 of net asset value) (Note 1)	$20.50	$11.08	$19.54

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$36,443,211	$101,746,629	$14,647,491

Shares of beneficial interest	2,247,573	9,943,846	851,904

Net asset value and offering price per share	$16.21	$10.23	$17.19

Class N shares:
Net assets	$582,114	$403,533	$14,556,106

Shares of beneficial interest	28,386	38,774	780,288

Net asset value, offering and redemption price per share	$20.51	$10.41	$18.65

Class Y shares:
Net assets	$32,824,401	$270,216,666	$202,868,719

Shares of beneficial interest	1,603,511	25,995,076	10,861,994

Net asset value, offering and redemption price per share	$20.47	$10.39	$18.68

*	Formerly Vaughan Nelson Value Opportunity Fund.

35 |	See accompanying notes to financial statements.

Statements of Assets and Liabilities (continued)

June 30, 2020 (Unaudited)

Vaughan Nelson Small Cap Value Fund
ASSETS
Investments at cost	$88,144,217
Net unrealized depreciation	(3,179,148)

Investments at value	84,965,069
Receivable for Fund shares sold	30,773
Receivable for securities sold	1,429,246
Dividends receivable	48,272
Prepaid expenses (Note 8)	15

TOTAL ASSETS	86,473,375

LIABILITIES
Payable for securities purchased	257,728
Payable for Fund shares redeemed	243,374
Management fees payable (Note 6)	45,891
Deferred Trustees’ fees (Note 6)	193,929
Administrative fees payable (Note 6)	3,005
Payable to distributor (Note 6d)	318
Other accounts payable and accrued expenses	56,035

TOTAL LIABILITIES	800,280

NET ASSETS	$85,673,095

NET ASSETS CONSIST OF:
Paid-in capital	$96,045,684
Accumulated loss	(10,372,589)

NET ASSETS	$85,673,095

See accompanying notes to financial statements.	| 36

Statements of Assets and Liabilities (continued)

June 30, 2020 (Unaudited)

Vaughan Nelson Small Cap Value Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$49,765,013

Shares of beneficial interest	3,984,756

Net asset value and redemption price per share	$12.49

Offering price per share (100/94.25 of net asset value) (Note 1)	$13.25

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$944,840

Shares of beneficial interest	150,773

Net asset value and offering price per share	$6.27

Class N shares:
Net assets	$17,345

Shares of beneficial interest	1,322

Net asset value, offering and redemption price per share	$13.12

Class Y shares:
Net assets	$34,945,897

Shares of beneficial interest	2,665,056

Net asset value, offering and redemption price per share	$13.11

37 |	See accompanying notes to financial statements.

Statements of Operations

For the Six Months Ended June 30, 2020 (Unaudited)

	Natixis Oakmark Fund	Natixis Oakmark International Fund	Vaughan Nelson Mid Cap Fund*
INVESTMENT INCOME
Dividends	$1,921,867	$4,731,634	$2,511,762
Interest	17,838	18,574	4,793
Less net foreign taxes withheld	(1,216)	(638,833)	—

	1,938,489	4,111,375	2,516,555

Expenses
Management fees (Note 6)	794,829	1,995,527	1,167,858
Service and distribution fees (Note 6)	392,267	772,464	119,999
Administrative fees (Note 6)	50,927	113,896	64,822
Trustees’ fees and expenses (Note 6)	6,483	17,308	13,233
Transfer agent fees and expenses (Notes 6 and 7)	114,570	511,233	163,030
Audit and tax services fees	20,276	20,967	20,757
Custodian fees and expenses	4,986	89,543	7,193
Legal fees (Note 8)	3,162	6,286	3,587
Registration fees	35,450	71,154	29,046
Shareholder reporting expenses	13,580	25,489	13,006
Miscellaneous expenses (Note 8)	18,707	35,243	20,855

Total expenses	1,455,237	3,659,110	1,623,386
Less waiver and/or expense reimbursement (Note 6)	(734)	(16,587)	(118,672)

Net expenses	1,454,503	3,642,523	1,504,714

Net investment income	483,986	468,852	1,011,841

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	5,663,416	(67,490,665)	20,146,115
Forward foreign currency contracts (Note 2d)	—	(85,289)	—
Foreign currency transactions (Note 2c)	—	(57,735)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(45,737,486)	(99,629,143)	(77,950,231)
Forward foreign currency contracts (Note 2d)	—	58,201	—
Foreign currency translations (Note 2c)	—	19,401	—

Net realized and unrealized loss on investments, forward foreign currency contracts and foreign currency transactions	(40,074,070)	(167,185,230)	(57,804,116)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(39,590,084)	$(166,716,378)	$(56,792,275)

*	Formerly Vaughan Nelson Value Opportunity Fund.

See accompanying notes to financial statements.	| 38

Statements of Operations (continued)

For the Six Months Ended June 30, 2020 (Unaudited)

Vaughan Nelson Small Cap Value Fund
INVESTMENT INCOME
Dividends	$761,111
Interest	5,341

766,452

Expenses
Management fees (Note 6)	409,655
Service and distribution fees (Note 6)	72,505
Administrative fees (Note 6)	20,217
Trustees’ fees and expenses (Note 6)	8,305
Transfer agent fees and expenses (Notes 6 and 7)	56,574
Audit and tax services fees	20,282
Custodian fees and expenses	5,684
Legal fees (Note 8)	1,385
Registration fees	24,301
Shareholder reporting expenses	8,376
Miscellaneous expenses (Note 8)	16,423

Total expenses	643,707
Less waiver and/or expense reimbursement (Note 6)	(74,882)

Net expenses	568,825

Net investment income	197,627

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on:
Investments	(5,188,529)
Net change in unrealized appreciation (depreciation) on:
Investments	(16,067,803)

Net realized and unrealized loss on investments	(21,256,332)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(21,058,705)

39 |	See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Natixis Oakmark Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$483,986	$2,288,224
Net realized gain on investments	5,663,416	14,578,257
Net change in unrealized appreciation (depreciation) on investments	(45,737,486)	50,910,323

Net increase (decrease) in net assets resulting from operations	(39,590,084)	67,776,804

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(245,999)	(16,820,039)
Class C	(84,082)	(5,798,979)
Class N	(958)	(37,043)
Class Y	(58,320)	(5,261,958)

Total distributions	(389,359)	(27,918,019)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(32,607,092)	(28,613,857)

Net increase (decrease) in net assets	(72,586,535)	11,244,928
NET ASSETS
Beginning of the period	283,437,715	272,192,787

End of the period	$210,851,180	$283,437,715

See accompanying notes to financial statements.	| 40

Statements of Changes in Net Assets (continued)

	Natixis Oakmark International Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$468,852	$17,206,258
Net realized loss on investments, forward foreign currency contracts and foreign currency transactions	(67,633,689)	(15,858,364)
Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and foreign currency translations	(99,551,541)	136,447,696

Net increase (decrease) in net assets resulting from operations	(166,716,378)	137,795,590

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	(5,093,122)
Class C	—	(4,034,677)
Class N	—	(27,558)
Class Y	—	(8,066,849)

Total distributions	—	(17,222,206)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	48,524,349	(208,787,046)

Net decrease in net assets	(118,192,029)	(88,213,662)
NET ASSETS
Beginning of the period	597,836,170	686,049,832

End of the period	$479,644,141	$597,836,170

41 |	See accompanying notes to financial statements.

Statements of Changes in Net Assets (continued)

	Vaughan Nelson Mid Cap Fund*
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$1,011,841	$1,697,453
Net realized gain on investments	20,146,115	26,643,511
Net change in unrealized appreciation (depreciation) on investments	(77,950,231)	96,669,546

Net increase (decrease) in net assets resulting from operations	(56,792,275)	125,010,510

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(832,824)	(293,257)
Class C	(564,565)	(183,363)
Class N	(468,474)	(212,174)
Class Y	(6,836,075)	(3,167,841)

Total distributions	(8,701,938)	(3,856,635)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(50,176,045)	(340,544,321)

Net decrease in net assets	(115,670,258)	(219,390,446)
NET ASSETS
Beginning of the period	372,332,490	591,722,936

End of the period	$256,662,232	$372,332,490

*	Formerly Vaughan Nelson Value Opportunity Fund.

See accompanying notes to financial statements.	| 42

Statements of Changes in Net Assets (continued)

	Vaughan Nelson Small Cap Value Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$197,627	$258,053
Net realized gain (loss) on investments	(5,188,529)	3,647,835
Net change in unrealized appreciation (depreciation) on investments	(16,067,803)	24,895,047

Net increase (decrease) in net assets resulting from operations	(21,058,705)	28,800,935

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(370,452)	(475,801)
Class C	(14,118)	(18,939)
Class N	(119)	(194)
Class Y	(236,190)	(411,969)

Total distributions	(620,879)	(906,903)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(6,125,277)	(42,810,460)

Net decrease in net assets	(27,804,861)	(14,916,428)
NET ASSETS
Beginning of the period	113,477,956	128,394,384

End of the period	$85,673,095	$113,477,956

43 |	See accompanying notes to financial statements.

Financial Highlights

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value, beginning of the period	$22.45		$19.44		$24.72	$21.37	$18.79	$20.43

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.18	(b)	0.10	0.11	0.16	0.14
Net realized and unrealized gain (loss)	(3.15)		4.93		(3.28)	4.28	3.20	(1.02)

Total from Investment Operations	(3.10)		5.11		(3.18)	4.39	3.36	(0.88)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.21)		(0.08)	(0.10)	(0.16)	(0.13)
Net realized capital gains	(0.03)		(1.89)		(2.02)	(0.94)	(0.62)	(0.63)

Total Distributions	(0.03)		(2.10)		(2.10)	(1.04)	(0.78)	(0.76)

Net asset value, end of the period	$19.32		$22.45		$19.44	$24.72	$21.37	$18.79

Total return(c)	(13.78	)%(d)	26.77	%(b)	(13.01)%	20.75%	18.37%	(4.41)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$141,001		$181,417		$164,748	$203,792	$173,036	$173,925
Net expenses	1.17	%(e)(f)	1.17%		1.13%	1.18%	1.18%	1.14%
Gross expenses	1.17	%(e)(f)	1.17%		1.13%	1.18%	1.18%	1.14%
Net investment income	0.51	%(e)	0.85	%(b)	0.41%	0.48%	0.82%	0.68%
Portfolio turnover rate	16%		15%		39%	16%	16%	23%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.13, total return would have been 26.50% and the ratio of net investment income to average net assets would have been 0.62%.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes refund of prior year service fee of 0.01%. See Note 6b of Notes to Financial Statements.

See accompanying notes to financial statements.	| 44

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class C
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value, beginning of the period	$18.92		$16.66		$21.58	$18.83		$16.65	$18.19

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02)		0.02	(b)	(0.07)	(0.05)		0.01	(0.01)
Net realized and unrealized gain (loss)	(2.66)		4.20		(2.83)	3.74		2.80	(0.90)

Total from Investment Operations	(2.68)		4.22		(2.90)	3.69		2.81	(0.91)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.07)		—	(0.00	)(c)	(0.01)	(0.00	)(c)
Net realized capital gains	(0.03)		(1.89)		(2.02)	(0.94)		(0.62)	(0.63)

Total Distributions	(0.03)		(1.96)		(2.02)	(0.94)		(0.63)	(0.63)

Net asset value, end of the period	$16.21		$18.92		$16.66	$21.58		$18.83	$16.65

Total return(d)	(14.13	)%(e)	25.82	%(b)	(13.63)%	19.85%		17.45%	(5.07)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$36,443		$54,384		$53,606	$62,272		$55,910	$70,616
Net expenses	1.92	%(f)	1.92%		1.88%	1.93%		1.93%	1.89%
Gross expenses	1.92	%(f)	1.92%		1.88%	1.93%		1.93%	1.89%
Net investment income (loss)	(0.24	)%(f)	0.12	%(b)	(0.33)%	(0.27)%		0.09%	(0.07)%
Portfolio turnover rate	16%		15%		39%	16%		16%	23%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.02), total return would have been 25.50% and the ratio of net investment loss to average net assets would have been (0.12)%.

(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.

45 |	See accompanying notes to financial statements.

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class N
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$23.78		$20.49		$25.91	$23.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.22	(b)	0.22	0.14
Net realized and unrealized gain (loss)	(3.33)		5.25		(3.45)	3.44

Total from Investment Operations	(3.24)		5.47		(3.23)	3.58

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.29)		(0.17)	(0.17)
Net realized capital gains	(0.03)		(1.89)		(2.02)	(0.63)

Total Distributions	(0.03)		(2.18)		(2.19)	(0.80)

Net asset value, end of the period	$20.51		$23.78		$20.49	$25.91

Total return(c)	(13.60	)%(d)	27.16	%(b)	(12.60)%	15.46	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$582		$801		$10	$1
Net expenses(e)	0.83	%(f)	0.83%		0.75%	0.75	%(f)
Gross expenses	1.06	%(f)	1.25%		3.79%	13.79	%(f)
Net investment income	0.86	%(f)	0.93	%(b)	0.88%	0.84	%(f)
Portfolio turnover rate	16%		15%		39%	16	%(g)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.22, total return would have been 26.90% and the ratio of net investment income to average net assets would have been 0.92%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.	| 46

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class Y
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value, beginning of the period	$23.75		$20.46		$25.90	$22.34	$19.60	$21.28

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.27	(b)	0.17	0.17	0.21	0.19
Net realized and unrealized gain (loss)	(3.33)		5.17		(3.44)	4.48	3.36	(1.06)

Total from Investment Operations	(3.25)		5.44		(3.27)	4.65	3.57	(0.87)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.26)		(0.15)	(0.15)	(0.21)	(0.18)
Net realized capital gains	(0.03)		(1.89)		(2.02)	(0.94)	(0.62)	(0.63)

Total Distributions	(0.03)		(2.15)		(2.17)	(1.09)	(0.83)	(0.81)

Net asset value, end of the period	$20.47		$23.75		$20.46	$25.90	$22.34	$19.60

Total return	(13.66	)%(c)	27.06	%(b)(d)	(12.76)%	21.05%	18.69%	(4.18)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$32,824		$46,836		$53,829	$49,955	$26,252	$21,696
Net expenses	0.93	%(e)	0.91	%(f)	0.88%	0.93%	0.92%	0.89%
Gross expenses	0.93	%(e)	0.92%		0.88%	0.93%	0.92%	0.89%
Net investment income	0.79	%(e)	1.16	%(b)	0.68%	0.71%	1.05%	0.92%
Portfolio turnover rate	16%		15%		39%	16%	16%	23%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.20, total return would have been 26.80% and the ratio of net investment income to average net assets would have been 0.90%.

(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

47 |	See accompanying notes to financial statements.

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value, beginning of the period	$13.63		$11.29		$15.58	$12.15	$11.47	$12.44

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.00	(b)	0.37	(c)	0.25	0.18	0.17	0.15
Net realized and unrealized gain (loss)	(3.19)		2.38		(4.02)	3.41	0.76	(0.80)

Total from Investment Operations	(3.19)		2.75		(3.77)	3.59	0.93	(0.65)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.41)		(0.29)	(0.16)	(0.21)	(0.20)
Net realized capital gains	—		—		(0.23)	—	(0.04)	(0.12)

Total Distributions	—		(0.41)		(0.52)	(0.16)	(0.25)	(0.32)

Net asset value, end of the period	$10.44		$13.63		$11.29	$15.58	$12.15	$11.47

Total return(d)	(23.40	)%(e)(f)	24.35	%(c)	(24.15)%	29.56%	8.19%	(5.35)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$107,277		$172,906		$257,551	$603,988	$533,112	$722,805
Net expenses	1.37	%(g)(h)	1.29%		1.31%	1.32%	1.34%	1.31%
Gross expenses	1.38	%(g)	1.29%		1.31%	1.32%	1.34%	1.31%
Net investment income	0.06	%(g)	2.91	%(c)	1.72%	1.28%	1.54%	1.17%
Portfolio turnover rate	34%		28%		50%	40%	41%	51%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.29, total return would have been 23.55% and the ratio of net investment income to average net assets would have been 2.26%.

(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	Computed on an annualized basis for periods less than one year.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.	| 48

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class C
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value, beginning of the period	$13.41		$11.11		$15.30	$11.96	$11.29	$12.25

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.04)		0.26	(b)	0.13	0.06	0.08	0.05
Net realized and unrealized gain (loss)	(3.14)		2.34		(3.92)	3.35	0.74	(0.78)

Total from Investment Operations	(3.18)		2.60		(3.79)	3.41	0.82	(0.73)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.30)		(0.17)	(0.07)	(0.11)	(0.11)
Net realized capital gains	—		—		(0.23)	—	(0.04)	(0.12)

Total Distributions	—		(0.30)		(0.40)	(0.07)	(0.15)	(0.23)

Net asset value, end of the period	$10.23		$13.41		$11.11	$15.30	$11.96	$11.29

Total return(c)	(23.71	)%(d)(e)	23.44	%(b)	(24.74)%	28.55%	7.36%	(6.08)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$101,747		$179,533		$212,618	$363,018	$255,249	$341,959
Net expenses	2.12	%(f)(g)	2.04%		2.07%	2.07%	2.09%	2.06%
Gross expenses	2.13	%(f)	2.04%		2.07%	2.07%	2.09%	2.06%
Net investment income (loss)	(0.72	)%(f)	2.09	%(b)	0.94%	0.42%	0.73%	0.39%
Portfolio turnover rate	34%		28%		50%	40%	41%	51%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.18, total return would have been 22.63% and the ratio of net investment income to average net assets would have been 1.43%.

(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

49 |	See accompanying notes to financial statements.

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class N
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$13.56		$11.25		$15.58	$13.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.02		0.33	(b)	0.28	0.15
Net realized and unrealized gain (loss)	(3.17)		2.45		(4.02)	1.66

Total from Investment Operations	(3.15)		2.78		(3.74)	1.81

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.47)		(0.36)	(0.21)
Net realized capital gains	—		—		(0.23)	—

Total Distributions	—		(0.47)		(0.59)	(0.21)

Net asset value, end of the period	$10.41		$13.56		$11.25	$15.58

Total return(c)	(23.23	)%(d)	24.75	%(b)	(23.94)%	12.96	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$404		$811		$758	$1
Net expenses(e)	0.93	%(f)	0.94%		0.99%	0.92	%(f)
Gross expenses	1.21	%(f)	1.08%		1.02%	25.21	%(f)
Net investment income	0.45	%(f)	2.56	%(b)	2.04%	1.54	%(f)
Portfolio turnover rate	34%		28%		50%	40	%(g)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.27, total return would have been 23.94% and the ratio of net investment income to average net assets would have been 2.15%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.	| 50

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class Y
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$13.56		$11.25		$15.56	$13.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.37	(b)	0.26	0.00	(c)
Net realized and unrealized gain (loss)	(3.20)		2.40		(3.99)	1.79

Total from Investment Operations	(3.17)		2.77		(3.73)	1.79

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.46)		(0.35)	(0.21)
Net realized capital gains	—		—		(0.23)	—

Total Distributions	—		(0.46)		(0.58)	(0.21)

Net asset value, end of the period	$10.39		$13.56		$11.25	$15.56

Total return	(23.38	)%(d)(e)	24.64	%(b)	(23.93)%	12.79	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$270,217		$244,586		$215,123	$172,978
Net expenses	1.12	%(f)(g)	1.04%		1.07%	1.07	%(f)
Gross expenses	1.13	%(f)	1.04%		1.07%	1.07	%(f)
Net investment income	0.66	%(f)	2.91	%(b)	1.85%	0.03	%(f)
Portfolio turnover rate	34%		28%		50%	40	%(h)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.29, total return would have been 23.84% and the ratio of net investment income to average net assets would have been 2.29%.

(c)	Amount rounds to less than $0.01 per share.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

51 |	See accompanying notes to financial statements.

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund*—Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value, beginning of the period	$22.42		$17.37		$22.65	$20.55		$20.04	$21.29

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.03		0.09	0.17	(b)	0.07	0.03	(c)
Net realized and unrealized gain (loss)	(3.44)		5.21		(3.71)	2.48		1.05	(0.79)

Total from Investment Operations	(3.39)		5.24		(3.62)	2.65		1.12	(0.76)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.02)		(0.15)	(0.18)		(0.05)	(0.02)
Net realized capital gains	(0.61)		(0.17)		(1.51)	(0.37)		(0.56)	(0.47)

Total Distributions	(0.61)		(0.19)		(1.66)	(0.55)		(0.61)	(0.49)

Net asset value, end of the period	$18.42		$22.42		$17.37	$22.65		$20.55	$20.04

Total return(d)	(14.84	)%(e)(f)	30.21	%(e)	(16.10)%	12.93	%(b)	5.85%	(3.66	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$24,590		$33,434		$43,769	$67,186		$87,536	$142,833
Net expenses	1.20	%(g)(h)	1.25	%(g)(i)(j)	1.24%	1.22%		1.23%	1.23%
Gross expenses	1.29	%(h)	1.28	%(i)	1.24%	1.22%		1.23%	1.23%
Net investment income	0.53	%(h)	0.16%		0.42%	0.77	%(b)	0.35%	0.16	%(c)
Portfolio turnover rate	23%		52%		44%	42%		57%	32%

*	Formerly Vaughan Nelson Value Opportunity Fund.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.09, total return would have been 12.53% and the ratio of net investment income to average net assets would have been 0.41%.

(c)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.01), total return would have been (3.94)% and the ratio of net investment loss to average net assets would have been (0.04)%.

(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.23% and the ratio of gross expenses would have been 1.26%.
(j)	Effective July 1, 2019, the expense limit decreased from 1.40% to 1.20%.

See accompanying notes to financial statements.	| 52

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund*—Class C
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015
Net asset value, beginning of the period	$21.06		$16.43		$21.50	$19.51		$19.16		$20.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02)		(0.10)		(0.08)	0.00	(b)(c)	(0.07)		(0.13	)(d)
Net realized and unrealized gain (loss)	(3.24)		4.90		(3.48)	2.36		0.98		(0.75)

Total from Investment Operations	(3.26)		4.80		(3.56)	2.36		0.91		(0.88)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.00	)(b)	—	—		(0.00	)(b)	—
Net realized capital gains	(0.61)		(0.17)		(1.51)	(0.37)		(0.56)		(0.47)

Total Distributions	(0.61)		(0.17)		(1.51)	(0.37)		(0.56)		(0.47)

Net asset value, end of the period	$17.19		$21.06		$16.43	$21.50		$19.51		$19.16

Total return(e)	(15.19	)%(f)(g)	29.25	%(f)	(16.71)%	12.11	%(c)	5.03%		(4.39	)%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$14,647		$21,932		$23,967	$47,559		$68,923		$89,284
Net expenses	1.95	%(h)(i)	1.99	%(h)(j)(k)	1.98%	1.97%		1.98%		1.98%
Gross expenses	2.04	%(i)	2.02	%(j)	1.98%	1.97%		1.98%		1.98%
Net investment income (loss)	(0.24	)%(i)	(0.50)%		(0.36)%	0.00	%(c)(l)	(0.38)%		(0.61	)%(d)
Portfolio turnover rate	23%		52%		44%	42%		57%		32%

*	Formerly Vaughan Nelson Value Opportunity Fund.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.07), total return would have been 11.70% and the ratio of net investment loss to average net assets would have been (0.35)%.

(d)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.16), total return would have been (4.68)% and the ratio of net investment loss to average net assets would have been (0.77)%.

(e)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Periods less than one year are not annualized.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Computed on an annualized basis for periods less than one year.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.98% and the ratio of gross expenses would have been 2.01%.
(k)	Effective July 1, 2019, the expense limit decreased from 2.15% to 1.95%.
(l)	Amount rounds to less than 0.01%.

53 |	See accompanying notes to financial statements.

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund*—Class N
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value, beginning of the period	$22.66		$17.54		$22.87	$20.75		$20.26	$21.50

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.11		0.17	0.25	(b)	0.16	0.11	(c)
Net realized and unrealized gain (loss)	(3.48)		5.27		(3.75)	2.51		1.04	(0.81)

Total from Investment Operations	(3.40)		5.38		(3.58)	2.76		1.20	(0.70)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.09)		(0.24)	(0.27)		(0.15)	(0.07)
Net realized capital gains	(0.61)		(0.17)		(1.51)	(0.37)		(0.56)	(0.47)

Total Distributions	(0.61)		(0.26)		(1.75)	(0.64)		(0.71)	(0.54)

Net asset value, end of the period	$18.65		$22.66		$17.54	$22.87		$20.75	$20.26

Total return	(14.68	)%(d)(e)	30.67	%(d)	(15.78)%	13.31	%(b)	6.21%	(3.35	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$14,556		$18,262		$70,902	$134,205		$148,365	$65,010
Net expenses	0.90	%(f)(g)	0.92	%(f)(h)(i)	0.88%	0.88%		0.88%	0.89%
Gross expenses	0.93	%(g)	0.93	%(h)	0.88%	0.88%		0.88%	0.89%
Net investment income	0.84	%(g)	0.51%		0.76%	1.16	%(b)	0.78%	0.50	%(c)
Portfolio turnover rate	23%		52%		44%	42%		57%	32%

*	Formerly Vaughan Nelson Value Opportunity Fund.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.17, total return would have been 12.92% and the ratio of net investment income to average net assets would have been 0.76%.

(c)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.08, total return would have been (3.59)% and the ratio of net investment income to average net assets would have been 0.35%.

(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.91% and the ratio of gross expenses would have been 0.91%.
(i)	Effective July 1, 2019, the expense limit decreased from 1.10% to 0.90%.

See accompanying notes to financial statements.	| 54

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund*—Class Y
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value, beginning of the period	$22.69		$17.57		$22.89	$20.77		$20.27	$21.52

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.10		0.15	0.23	(b)	0.12	0.09	(c)
Net realized and unrealized gain (loss)	(3.48)		5.26		(3.75)	2.51		1.07	(0.82)

Total from Investment Operations	(3.40)		5.36		(3.60)	2.74		1.19	(0.73)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.07)		(0.21)	(0.25)		(0.13)	(0.05)
Net realized capital gains	(0.61)		(0.17)		(1.51)	(0.37)		(0.56)	(0.47)

Total Distributions	(0.61)		(0.24)		(1.72)	(0.62)		(0.69)	(0.52)

Net asset value, end of the period	$18.68		$22.69		$17.57	$22.89		$20.77	$20.27

Total return	(14.70	)%(d)(e)	30.52	%(d)	(15.85)%	13.19	%(b)	6.14%	(3.47	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$202,869		$298,705		$453,085	$774,304		$903,545	$1,133,634
Net expenses	0.95	%(f)(g)	1.00	%(f)(h)(i)	0.99%	0.97%		0.98%	0.98%
Gross expenses	1.04	%(g)	1.02	%(i)	0.99%	0.97%		0.98%	0.98%
Net investment income	0.77	%(g)	0.48%		0.66%	1.04	%(b)	0.62%	0.39	%(c)
Portfolio turnover rate	23%		52%		44%	42%		57%	32%

*	Formerly Vaughan Nelson Value Opportunity Fund.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.15, total return would have been 12.80% and the ratio of net investment income to average net assets would have been 0.67%.

(c)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.05, total return would have been (3.70)% and the ratio of net investment income to average net assets would have been 0.20%.

(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2019, the expense limit decreased from 1.15% to 0.95%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.98% and the ratio of gross expenses would have been 1.01%.

55 |	See accompanying notes to financial statements.

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value, beginning of the period	$15.45		$12.48		$18.71		$19.79		$17.74	$20.65

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02		0.02		0.01		(0.01)		0.02	0.06	(b)
Net realized and unrealized gain (loss)	(2.89)		3.06		(2.76)		1.21		3.49	(0.07)

Total from Investment Operations	(2.87)		3.08		(2.75)		1.20		3.51	(0.01)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(c)	(0.03)		(0.00	)(c)	(0.00	)(c)	(0.01)	(0.04)
Net realized capital gains	(0.09)		(0.08)		(3.48)		(2.28)		(1.45)	(2.86)

Total Distributions	(0.09)		(0.11)		(3.48)		(2.28)		(1.46)	(2.90)

Net asset value, end of the period	$12.49		$15.45		$12.48		$18.71		$19.79	$17.74

Total return(d)	(18.51	)%(e)(f)	24.66	%(e)	(14.84)%		6.28%		20.24%	(0.29	)%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$49,765		$67,525		$66,376		$93,751		$106,447	$103,092
Net expenses	1.34	%(g)(h)	1.40	%(h)(i)	1.38%		1.36%		1.35%	1.35%
Gross expenses	1.50	%(g)	1.47%		1.38%		1.36%		1.35%	1.35%
Net investment income (loss)	0.34	%(g)	0.12%		0.03%		(0.03)%		0.11%	0.26	%(b)
Portfolio turnover rate	55%		61%		70%		92%		74%	62%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.04), total return would have been (0.77)% and the ratio of net investment loss to average net assets would have been (0.20)%.

(c)	Amount rounds to less than $0.01 per share.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	Computed on an annualized basis for periods less than one year.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Effective July 1, 2019, the expense limit decreased from 1.45% to 1.34%.

See accompanying notes to financial statements.	| 56

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class C
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value, beginning of the period	$7.84		$6.41		$11.67		$13.26		$12.39	$15.36

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.01)		(0.05)		(0.09)		(0.10)		(0.08)	(0.08	)(b)
Net realized and unrealized gain (loss)	(1.47)		1.57		(1.69)		0.79		2.40	(0.03)

Total from Investment Operations	(1.48)		1.52		(1.78)		0.69		2.32	(0.11)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(c)	(0.01)		(0.00	)(c)	(0.00	)(c)	—	—
Net realized capital gains	(0.09)		(0.08)		(3.48)		(2.28)		(1.45)	(2.86)

Total Distributions	(0.09)		(0.09)		(3.48)		(2.28)		(1.45)	(2.86)

Net asset value, end of the period	$6.27		$7.84		$6.41		$11.67		$13.26	$12.39

Total return(d)	(18.74	)%(e)(f)	23.69	%(e)	(15.51)%		5.50%		19.32%	(1.02	)%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$945		$1,450		$3,480		$15,756		$20,379	$21,188
Net expenses	2.09	%(g)(h)	2.16	%(h)(i)	2.12%		2.11%		2.10%	2.10%
Gross expenses	2.25	%(g)	2.23%		2.12%		2.11%		2.10%	2.10%
Net investment loss	(0.41	)%(g)	(0.68)%		(0.83)%		(0.79)%		(0.64)%	(0.48	)%(b)
Portfolio turnover rate	55%		61%		70%		92%		74%	62%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.15), total return would have been (1.48)% and the ratio of net investment loss to average net assets would have been (0.96)%.

(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	Computed on an annualized basis for periods less than one year.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Effective July 1, 2019, the expense limit decreased from 2.20% to 2.09%.

57 |	See accompanying notes to financial statements.

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class N
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$16.20		$13.08		$19.37	$19.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.08		0.08	0.07
Net realized and unrealized gain (loss)	(3.03)		3.20		(2.86)	1.35

Total from Investment Operations	(2.99)		3.28		(2.78)	1.42

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.08)		(0.03)	(0.02)
Net realized capital gains	(0.09)		(0.08)		(3.48)	(1.58)

Total Distributions	(0.09)		(0.16)		(3.51)	(1.60)

Net asset value, end of the period	$13.12		$16.20		$13.08	$19.37

Total return(c)	(18.39	)%(d)	25.08%		(14.48)%	7.17	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$17		$21		$1	$1
Net expenses(e)	1.04	%(f)	1.03	%(g)	0.96%	0.96	%(f)
Gross expenses	9.28	%(f)	11.80%		15.17%	14.68	%(f)
Net investment income	0.64	%(f)	0.52%		0.43%	0.56	%(f)
Portfolio turnover rate	55%		61%		70%	92	%(h)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2019, the expense limit decreased from 1.15% to 1.04%.
(h)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.	| 58

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class Y
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value, beginning of the period	$16.19		$13.08		$19.37	$20.36	$18.21	$21.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.05		0.04	0.05	0.07	0.11	(b)
Net realized and unrealized gain (loss)	(3.03)		3.21		(2.84)	1.25	3.59	(0.07)

Total from Investment Operations	(2.99)		3.26		(2.80)	1.30	3.66	0.04

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(c)	(0.07)		(0.01)	(0.01)	(0.06)	(0.10)
Net realized capital gains	(0.09)		(0.08)		(3.48)	(2.28)	(1.45)	(2.86)

Total Distributions	(0.09)		(0.15)		(3.49)	(2.29)	(1.51)	(2.96)

Net asset value, end of the period	$13.11		$16.19		$13.08	$19.37	$20.36	$18.21

Total return	(18.40	)%(d)(e)	24.88	%(d)	(14.61)%	6.60%	20.53%	(0.05	)%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$34,946		$44,482		$58,538	$176,940	$183,145	$179,322
Net expenses	1.09	%(f)(g)	1.15	%(g)(h)	1.12%	1.11%	1.10%	1.10%
Gross expenses	1.25	%(f)	1.23%		1.12%	1.11%	1.10%	1.10%
Net investment income	0.59	%(f)	0.35%		0.22%	0.23%	0.36%	0.50	%(b)
Portfolio turnover rate	55%		61%		70%	92%	74%	62%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.02, total return would have been (0.53)% and the ratio of net investment income to average net assets would have been 0.07%.

(c)	Amount rounds to less than $0.01 per share.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Effective July 1, 2019, the expense limit decreased from 1.20% to 1.09%.

59 |	See accompanying notes to financial statements.

Notes to Financial Statements

June 30, 2020 (Unaudited)

1.  Organization.  Natixis Funds Trust I and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust I:

Natixis Oakmark International Fund

Vaughan Nelson Small Cap Value Fund (the “Small Cap Value Fund”)

Natixis Funds Trust II:

Natixis Oakmark Fund

Vaughan Nelson Mid Cap Fund (formerly Vaughan Nelson Value Opportunity Fund) (the “Mid Cap Fund”)

Effective at the close of business on June 30, 2020, Vaughan Nelson Value Opportunity Fund changed its name to Vaughan Nelson Mid Cap Fund and its investment strategy changed to require the Fund to invest at least 80% of its net assets (plus any borrowings made for investment purposes) in companies that, at the time of purchase, have market capitalizations either within the capitalization range of the Russell Midcap® Value Index, or are $15 billion or less.

Each Fund is a diversified investment company.

Each Fund offers Class A, Class C, Class N and Class Y shares.

Small Cap Value Fund was closed to new investors effective July 31, 2009. The Fund re-opened to new investors effective March 31, 2020.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for ten years (at which point they automatically convert to Class A shares) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and

| 60

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to the class (such as the Rule 12b-1 fees applicable to Class A and Class C) and transfer agent fees for each Fund are borne collectively for Class A, Class C and Class Y and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In

61 |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

As of June 30, 2020, securities held by Natixis Oakmark International Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$426,578,113	88.9%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual

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Notes to Financial Statements (continued)

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basis. Dividends reinvested are reflected as non-cash dividends on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

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Notes to Financial Statements (continued)

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d.  Forward Foreign Currency Contracts.  Certain Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

e.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2020 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the

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Notes to Financial Statements (continued)

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event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as distribution re-designations, return of capital distributions received, distributions in excess of income and/or capital gain, foreign currency gains and losses and capital gains taxes. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, return of capital distributions received and forward foreign currency contract mark-to-market. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2019 was as follows:

	2019 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Natixis Oakmark Fund	$2,339,088	$25,578,931	$27,918,019
Natixis Oakmark International Fund	17,222,206	—	17,222,206
Mid Cap Fund	996,088	2,860,547	3,856,635
Small Cap Value Fund	348,253	558,650	906,903

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

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Notes to Financial Statements (continued)

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As of December 31, 2019, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	Natixis Oakmark Fund	Natixis Oakmark International Fund	Mid Cap Fund	Small Cap Value Fund
Capital loss carryforward:
Long-term:
No expiration date	$—	$(32,773,225)	$—	$—

Late-year ordinary and post-October capital loss deferrals*	$—	$(62,337)	$—	$—

*

Under current tax law, capital losses, foreign currency losses and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Natixis Oakmark International Fund is deferring foreign currency losses.

As of June 30, 2020, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Natixis Oakmark Fund	Natixis Oakmark International Fund	Mid Cap Fund	Small Cap Value Fund
Federal tax cost	$205,545,785	$624,531,767	$267,982,419	$88,144,217

Gross tax appreciation	$32,334,787	$13,875,086	$23,076,115	$5,447,853
Gross tax depreciation	(26,460,526)	(160,575,412)	(33,792,252)	(8,627,001)

Net tax appreciation (depreciation)	$5,874,261	$(146,700,326)	$(10,716,137)	$(3,179,148)

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.

g.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of

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Notes to Financial Statements (continued)

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default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2020, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

h.  Securities Lending.  Certain Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended June 30, 2020, none of the Funds had loaned securities under this agreement.

i.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•	Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data

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Notes to Financial Statements (continued)

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(which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2020, at value:

Natixis Oakmark Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$197,959,011	$—	$—	$197,959,011
Short-Term Investments	—	13,461,035	—	13,461,035

Total	$197,959,011	$13,461,035	$—	$211,420,046

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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Notes to Financial Statements (continued)

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Natixis Oakmark International Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$16,480,591	$—	$16,480,591
China	8,716,682	3,367,577	—	12,084,259
Finland	—	4,081,125	—	4,081,125
France	—	56,401,912	—	56,401,912
Germany	—	80,366,036	—	80,366,036
India	—	5,073,143	—	5,073,143
Indonesia	—	4,670,240	—	4,670,240
Italy	—	19,498,426	—	19,498,426
Japan	—	12,392,319	—	12,392,319
Korea	—	12,105,302	—	12,105,302
Netherlands	—	10,724,328	—	10,724,328
South Africa	—	10,463,531	—	10,463,531
Spain	—	6,084,994	—	6,084,994
Sweden	—	25,572,091	—	25,572,091
Switzerland	—	57,368,046	—	57,368,046
Taiwan	—	886,399	—	886,399
United Kingdom	7,599,235	99,484,048	—	107,083,283
All Other Common stocks(a)	25,749,746	—	—	25,749,746

Total Common Stocks	42,065,663	425,020,108	—	467,085,771

Preferred Stocks(a)	—	1,558,005	—	1,558,005
Short-Term Investments	—	9,199,723	—	9,199,723

Total	$42,065,663	$435,777,836	$—	$477,843,499

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(12,058)	$—	$(12,058)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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Notes to Financial Statements (continued)

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Mid Cap Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$254,661,277	$—	$—	$254,661,277
Short-Term Investments	—	2,605,005	—	2,605,005

Total	$254,661,277	$2,605,005	$—	$257,266,282

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Small Cap Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$83,527,527	$—	$—	$83,527,527
Short-Term Investments	—	1,437,542	—	1,437,542

Total	$83,527,527	$1,437,542	$—	$84,965,069

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Natixis Oakmark International Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the six months ended June 30, 2020, the Fund engaged in forward foreign currency transactions for hedging purposes.

The following is a summary of derivative instruments for Natixis Oakmark International Fund as of June 30, 2020, as reflected within the Statements of Assets and Liabilities:

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(12,058)

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Notes to Financial Statements (continued)

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Transactions in derivative instruments for Natixis Oakmark International Fund during the six months ended June 30, 2020, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Forward foreign currency contracts
Foreign exchange contracts	$(85,289)

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts
Foreign exchange contracts	$58,201

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract activity, as a percentage of net assets, for Natixis Oakmark International Fund, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2020:

Natixis Oakmark International Fund	Forwards
Average Notional Amount Outstanding	0.91%
Highest Notional Amount Outstanding	1.12%
Lowest Notional Amount Outstanding	0.70%
Notional Amount Outstanding as of June 30, 2020	0.95%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Fund’s net assets.

The Fund enters into over-the-counter derivatives, including forward foreign currency contracts, pursuant to an International Swaps and Derivatives Association, Inc. (“ISDA”) agreement between the Fund and its counterparty. ISDA agreements typically contain master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative

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Notes to Financial Statements (continued)

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contracts to one net amount payable by either the Fund or the counterparty. For financial reporting purposes, the Fund does not offset derivative assets and liabilities on the Statements of Assets and Liabilities.

As of June 30, 2020, gross amounts of derivative assets and liabilities not offset in the Statement of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Natixis Oakmark International Fund

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Amount
State Street Bank and Trust Company	$(12,058)	$—	$(12,058)

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements and monitoring of counterparty credit default swap spreads. Based on balances reflected on the Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2020:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Natixis Oakmark International Fund	$—	$—

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2020, purchases and sales of securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Natixis Oakmark Fund	$35,490,102	$75,622,432
Natixis Oakmark International Fund	225,889,499	175,449,179
Mid Cap Fund	68,396,652	124,131,638
Small Cap Value Fund	49,898,585	58,584,861

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Natixis Advisors, L.P. (“Natixis Advisors”) serves as investment adviser to each Fund. Under the terms of the management agreements, each Fund pays

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Notes to Financial Statements (continued)

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a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $150 million	Next $50 million	Next $300 million	Next $500 million	Next $500 million	Over $1.5 billion
Natixis Oakmark Fund	0.70%	0.70%	0.65%	0.60%	0.60%	0.60%
Natixis Oakmark International Fund	0.85%	0.75%	0.75%	0.75%	0.70%	0.70%
Mid Cap Fund	0.80%	0.80%	0.80%	0.80%	0.80%	0.75%
Small Cap Value Fund	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%

Natixis Advisors has entered into subadvisory agreements for each Fund as listed below.

Natixis Oakmark Fund	Harris Associates L.P. (“Harris”)
Natixis Oakmark International Fund	Harris
Mid Cap Fund	Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”)
Small Cap Value Fund	Vaughan Nelson

Natixis Advisors, Harris and Vaughan Nelson are subsidiaries of Natixis Investment Managers, LLC (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

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Notes to Financial Statements (continued)

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Under the terms of the subadvisory agreements, each Fund has agreed to pay its respective subadviser a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

		Percentage of Average Daily Net Assets
Fund	Subadviser	First $150 million	Next $50 million	Next $800 million	Next $500 million	Over $1.5 billion
Natixis Oakmark Fund	Harris	0.52%	0.52%	0.50%	0.50%	0.50%
Natixis Oakmark International Fund	Harris	0.60%	0.50%	0.50%	0.45%	0.45%
Mid Cap Fund	Vaughan Nelson	0.50%	0.50%	0.50%	0.50%	0.47%
Small Cap Value Fund	Vaughan Nelson	0.55%	0.55%	0.55%	0.55%	0.55%

Natixis Advisors has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2021, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended June 30, 2020 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Natixis Oakmark Fund	1.30%	2.05%	1.00%	1.05%
Natixis Oakmark International Fund	1.37%	2.12%	1.07%	1.12%
Mid Cap Fund	1.20%	1.95%	0.90%	0.95%
Small Cap Value Fund	1.34%	2.09%	1.04%	1.09%

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Notes to Financial Statements (continued)

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Effective July 1, 2020, the expense limits as a percentage of average daily net assets under the expense limitation agreements for Natixis Oakmark International Fund and Small Cap Value Fund are as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Natixis Oakmark International Fund	1.20%	1.95%	0.90%	0.95%
Small Cap Value Fund	1.30%	2.05%	1.00%	1.05%

These new undertakings are in effect until April 30, 2022, may be terminated before then only with the consent of the Funds’ Board of Trustees, and will be reevaluated on an annual basis.

Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2020, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Natixis Oakmark Fund	$794,829	$—	$794,829	0.69%	0.69%
Natixis Oakmark International Fund	1,995,527	—	1,995,527	0.78%	0.78%
Mid Cap Fund	1,167,858	118,672	1,049,186	0.80%	0.72%
Small Cap Value Fund	409,655	74,155	335,500	0.90%	0.74%

For the six months ended June 30, 2020, class-specific expenses have been reimbursed as follows:

	Reimbursement[1]
Fund	Class A	Class C	Class N	Class Y	Total
Natixis Oakmark International Fund	$4,198	$4,358	$—	$7,268	$15,824

[1]	Waiver/expense reimbursements are subject to possible recovery until December 31, 2021.

No expenses were recovered for any of the Funds during the six months ended June 30, 2020 under the terms of the expense limitation agreements.

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Notes to Financial Statements (continued)

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b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended June 30, 2020, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Natixis Oakmark Fund	$179,943	$53,081	$159,243
Natixis Oakmark International Fund	154,759	154,426	463,279
Mid Cap Fund	33,955	21,511	64,533
Small Cap Value Fund	67,149	1,339	4,017

For the six months ended June 30, 2020, Natixis Distribution refunded Natixis Oakmark Fund $4,543 of prior year Class A service fees paid to Natixis Distribution in excess of amounts subsequently paid to securities dealers or financial intermediaries. Service and distribution fees on the Statements of Operations have been reduced by these amounts.

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata

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Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

For the six months ended June 30, 2020, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Natixis Oakmark Fund	$50,927
Natixis Oakmark International Fund	113,896
Mid Cap Fund	64,822
Small Cap Value Fund	20,217

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended June 30, 2020, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Natixis Oakmark Fund	$50,093
Natixis Oakmark International Fund	488,247
Mid Cap Fund	144,903
Small Cap Value Fund	26,578

77 |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

As of June 30, 2020, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Natixis Oakmark Fund	$147
Natixis Oakmark International Fund	1,589
Mid Cap Fund	1,054
Small Cap Value Fund	318

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended June 30, 2020, were as follows:

Fund	Commissions
Natixis Oakmark Fund	$6,425
Natixis Oakmark International Fund	7,024
Mid Cap Fund	448
Small Cap Value Fund	1,156

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $199,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets

| 78

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and affiliates are also officers and/or Trustees of the Trusts.

g.  Affiliated Ownership.  As of June 30, 2020, Natixis and affiliates held shares of Small Cap Value Fund representing less than 0.01% of the Fund’s net assets.

Investment activities of affiliated shareholders could have material impacts on the Fund.

h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to Natixis Oakmark Fund, Natixis Oakmark International Fund and Small Cap Value Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through April 30, 2021 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended June 30, 2020, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:

Reimbursement of Transfer Agency Expenses
Fund	Class N
Natixis Oakmark Fund	$734
Natixis Oakmark International Fund	763
Small Cap Value Fund	727

i.  Payment by Affiliates.  For the six months ended June 30, 2020, Harris reimbursed Natixis Oakmark International Fund $2,108 in connection with a trading error.

79 |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

j.  Interfund Transactions.  A Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common Trustees. For the six months ended June 30, 2020, Natixis Oakmark Fund engaged in purchase and sale transactions of $10,946 and $295,969, respectively, with an affiliate of Natixis in compliance with Rule 17a-7 of the 1940 Act pursuant to procedures adopted by the Board of Trustees.

7.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended June 30, 2020 the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Natixis Oakmark Fund	$73,517	$21,082	$734	$19,237
Natixis Oakmark International Fund	115,880	113,696	763	280,894
Mid Cap Fund	15,966	10,099	755	136,210
Small Cap Value Fund	32,967	656	727	22,224

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended June 30, 2020, Natixis Oakmark International Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $6,700,000 at a weighted average interest rate of 1.18%. Interest expense incurred on the line of credit was $440.

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Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

9.  Risk.  Natixis Oakmark International Fund’s investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Global markets have experienced periods of high volatility triggered by the rapidly evolving public health emergency known as coronavirus (“COVID-19”). As the situation continues to unfold, the extent and duration of the impact that the COVID-19 outbreak may have on financial markets and the economy as a whole remains highly uncertain. If the effects of the COVID-19 outbreak on financial markets and the economy continue for an extended period of time, the Funds’ future financial and investment results may be adversely affected.

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2020, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Account Holders	Percentage of Ownership
Natixis Oakmark International Fund	1	27.76%
Mid Cap Fund	2	24.27%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

81 |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

11.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
Natixis Oakmark Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	267,769	$4,932,958	341,587	$7,422,550
Issued in connection with the reinvestment of distributions	13,561	230,700	707,759	15,556,227
Redeemed	(1,065,271)	(20,436,276)	(1,440,445)	(31,399,881)

Net change	(783,941)	$(15,272,618)	(391,099)	$(8,421,104)

Class C
Issued from the sale of shares	124,847	$1,895,856	411,202	$7,542,498
Issued in connection with the reinvestment of distributions	4,876	69,780	258,850	4,802,209
Redeemed	(757,239)	(11,946,953)	(1,012,379)	(18,545,938)

Net change	(627,516)	$(9,981,317)	(342,327)	$(6,201,231)

Class N
Issued from the sale of shares	—	$—	38,538	$856,493
Issued in connection with the reinvestment of distributions	53	958	1,564	37,043
Redeemed	(5,358)	(94,061)	(6,880)	(164,534)

Net change	(5,305)	$(93,103)	33,222	$729,002

Class Y
Issued from the sale of shares	716,148	$13,262,852	1,091,333	$25,027,333
Issued in connection with the reinvestment of distributions	2,330	41,979	178,407	4,126,503
Redeemed	(1,087,014)	(20,564,885)	(1,928,446)	(43,874,360)

Net change	(368,536)	$(7,260,054)	(658,706)	$(14,720,524)

Decrease from capital share transactions	(1,785,298)	$(32,607,092)	(1,358,910)	$(28,613,857)

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Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
Natixis Oakmark International Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,039,527	$10,941,159	3,833,342	$48,961,166
Issued in connection with the reinvestment of distributions	—	—	293,582	3,983,907
Redeemed	(3,448,952)	(33,994,046)	(14,255,482)	(182,428,373)

Net change	(2,409,425)	$(23,052,887)	(10,128,558)	$(129,483,300)

Class C
Issued from the sale of shares	325,687	$3,450,396	1,189,713	$14,652,748
Issued in connection with the reinvestment of distributions	—	—	235,439	3,145,368
Redeemed	(3,768,935)	(37,015,305)	(7,169,411)	(88,659,492)

Net change	(3,443,248)	$(33,564,909)	(5,744,259)	$(70,861,376)

Class N
Issued from the sale of shares	2,418	$23,378	35,523	$453,334
Issued in connection with the reinvestment of distributions	—	—	2,041	27,558
Redeemed	(23,451)	(224,513)	(45,088)	(565,153)

Net change	(21,033)	$(201,135)	(7,524)	$(84,261)

Class Y
Issued from the sale of shares	21,144,348	$230,812,549	7,903,073	$103,147,261
Issued in connection with the reinvestment of distributions	—	—	590,961	7,977,970
Redeemed	(13,190,897)	(125,469,269)	(9,581,271)	(119,483,340)

Net change	7,953,451	$105,343,280	(1,087,237)	$(8,358,109)

Increase (decrease) from capital share transactions	2,079,745	$48,524,349	(16,967,578)	$(208,787,046)

83 |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
Mid Cap Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	75,228	$1,444,779	861,269	$17,619,199
Issued in connection with the reinvestment of distributions	48,711	808,115	12,533	280,906
Redeemed	(280,300)	(5,103,100)	(1,901,968)	(37,334,239)

Net change	(156,361)	$(2,850,206)	(1,028,166)	$(19,434,134)

Class C
Issued from the sale of shares	13,192	$230,848	41,784	$804,347
Issued in connection with the reinvestment of distributions	31,145	483,062	7,533	158,588
Redeemed	(234,019)	(4,138,341)	(466,640)	(9,000,145)

Net change	(189,682)	$(3,424,431)	(417,323)	$(8,037,210)

Class N
Issued from the sale of shares	63,631	$1,297,011	265,852	$5,433,660
Issued in connection with the reinvestment of distributions	27,450	460,894	9,232	208,696
Redeemed	(116,653)	(2,244,408)	(3,511,497)	(74,546,739)

Net change	(25,572)	$(486,503)	(3,236,413)	$(68,904,383)

Class Y
Issued from the sale of shares	1,074,047	$19,695,153	2,842,232	$59,252,207
Issued in connection with the reinvestment of distributions	379,132	6,373,204	129,190	2,931,301
Redeemed	(3,753,845)	(69,483,262)	(15,601,071)	(306,352,102)

Net change	(2,300,666)	$(43,414,905)	(12,629,649)	$(244,168,594)

Decrease from capital share transactions	(2,672,281)	$(50,176,045)	(17,311,551)	$(340,544,321)

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Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
Small Cap Value Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	93,253	$1,180,153	291,593	$4,253,300
Issued in connection with the reinvestment of distributions	31,423	353,345	29,009	447,550
Redeemed	(510,678)	(6,597,938)	(1,267,013)	(18,496,699)

Net change	(386,002)	$(5,064,440)	(946,411)	$(13,795,849)

Class C
Issued from the sale of shares	9,521	$59,315	14,584	$107,063
Issued in connection with the reinvestment of distributions	1,869	10,560	1,709	13,304
Redeemed	(45,492)	(312,815)	(374,191)	(2,772,672)

Net change	(34,102)	$(242,940)	(357,898)	$(2,652,305)

Class N
Issued from the sale of shares	—	$—	2,117	$32,857
Issued in connection with the reinvestment of distributions	10	119	12	194
Redeemed	—	—	(887)	(14,210)

Net change	10	$119	1,242	$18,841

Class Y
Issued from the sale of shares	559,564	$7,513,075	255,977	$3,867,153
Issued in connection with the reinvestment of distributions	18,958	223,701	24,035	388,742
Redeemed	(660,408)	(8,554,792)	(2,009,269)	(30,637,042)

Net change	(81,886)	$(818,016)	(1,729,257)	$(26,381,147)

Decrease from capital share transactions	(501,980)	$(6,125,277)	(3,032,324)	$(42,810,460)

85 |

Semiannual Report

June 30, 2020

Loomis Sayles Strategic Alpha Fund

Natixis U.S. Equity Opportunities Fund

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-225-5478. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/natixisfunds.

LOOMIS SAYLES STRATEGIC ALPHA FUND

Managers	Symbols

Matthew J. Eagan, CFA®	Class A LABAX

Kevin P. Kearns	Class C LABCX

Todd P. Vandam, CFA®	Class N LASNX

Loomis, Sayles & Company, L.P.	Class Y LASYX

Investment Goal

The Fund seeks to provide an attractive absolute total return, complemented by prudent investment management designed to manage risks and protect investor capital. The secondary goal of the Fund is to achieve these returns with relatively low volatility.

1 |

Average Annual Total Returns — June 30, 20204

						Expense Ratios[5]
	6 Months	1 Year	5 Years	Life of Class		Gross	Net

Class Y (Inception 12/15/10)				Class Y/A/C	Class N
NAV	2.06%	2.73%	2.74%	2.87%	—%	0.74%	0.74%

Class A (Inception 12/15/10)
NAV	2.01	2.54	2.49	2.63	—	0.99	0.99
With 4.25% Maximum Sales Charge	-2.33	-1.78	1.60	2.17	—

Class C (Inception 12/15/10)
NAV	1.65	1.77	1.75	1.85	—	1.74	1.74
With CDSC[1]	0.65	0.77	1.75	1.85	—

Class N (Inception 5/1/17)
NAV	2.19	2.80	—	—	2.78	0.67	0.67

Comparative Performance
3-Month LIBOR[2]	0.53	1.58	1.47	0.91	1.91
3-Month LIBOR + 300 basis points[3]	2.02	4.57	4.47	3.90	4.90

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

3-Month LIBOR, or the London Interbank Offered Rate, represents the average rate at which a leading bank, for a given currency (in this case U.S. dollars), can obtain unsecured funding, and is representative of short-term interest rates.

3	3-Month LIBOR + 300 basis points is created by adding 3.00% to the annual return of 3-Month LIBOR. The calculation is performed on a monthly basis and is subject to the effects of compounding.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

| 2

NATIXIS U.S. EQUITY OPPORTUNITIES FUND

Managers	Symbols

Large Cap Value Segment	Class A NEFSX

Harris Associates L.P.	Class C NECCX

All Cap Growth Segment	Class N NESNX

Loomis, Sayles & Company, L.P.	Class Y NESYX

Investment Goal

The Fund seeks long-term growth of capital.

3 |

Average Annual Total Returns — June 30, 20204

					Life of	Expense Ratios[5]
	6 Months	1 Year	5 Years	10 Years	Class N	Gross	Net

Class Y (Inception 11/15/94)
NAV	-1.57%	7.32%	12.13%	15.39%	—%	0.92%	0.92%

Class A (Inception 7/7/94)
NAV	-1.68	7.07	11.85	15.10	—	1.17	1.17
With 5.75% Maximum Sales Charge	-7.34	0.92	10.54	14.42	—

Class C (Inception 7/7/94)
NAV	-2.06	6.27	11.02	14.23	—	1.92	1.92
With CDSC[1]	-3.00	5.37	11.02	14.23	—

Class N (Inception 5/1/17)
NAV	-1.50	7.41	—	—	11.71	1.42	0.83

Comparative Performance
S&P 500® Index[2]	-3.08	7.51	10.73	13.99	10.74
Russell 1000® Index[3]	-2.81	7.48	10.47	13.97	10.63

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the US equities market.

3

Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Index represents approximately 92% of the U.S. market and is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are reflected.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

| 4

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT reports are available on the SEC’s website at www.sec.gov.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

5 |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectuses. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2020 through June 30, 2020. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

|  6

LOOMIS SAYLES STRATEGIC ALPHA FUND	BEGINNING ACCOUNT VALUE 1/1/2020	ENDING ACCOUNT VALUE 6/30/2020	EXPENSES PAID DURING PERIOD* 1/1/2020 – 6/30/2020
Class A
Actual	$1,000.00	$1,020.10	$4.97
Hypothetical (5% return before expenses)	$1,000.00	$1,019.94	$4.97
Class C
Actual	$1,000.00	$1,016.50	$8.72
Hypothetical (5% return before expenses)	$1,000.00	$1,016.21	$8.72
Class N
Actual	$1,000.00	$1,021.90	$3.42
Hypothetical (5% return before expenses)	$1,000.00	$1,021.48	$3.42
Class Y
Actual	$1,000.00	$1,020.60	$3.72
Hypothetical (5% return before expenses)	$1,000.00	$1,021.18	$3.72

*

Expenses are equal to the Fund’s annualized expense ratio: 0.99%, 1.74%, 0.68% and 0.74% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period).

NATIXIS U.S. EQUITY OPPORTUNITIES FUND	BEGINNING ACCOUNT VALUE 1/1/2020	ENDING ACCOUNT VALUE 6/30/2020	EXPENSES PAID DURING PERIOD* 1/1/2020 – 6/30/2020
Class A
Actual	$1,000.00	$983.20	$5.82
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.92
Class C
Actual	$1,000.00	$979.40	$9.50
Hypothetical (5% return before expenses)	$1,000.00	$1,015.27	$9.67
Class N
Actual	$1,000.00	$985.00	$4.15
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.22
Class Y
Actual	$1,000.00	$984.30	$4.54
Hypothetical (5% return before expenses)	$1,000.00	$1,020.29	$4.62

*

Expenses are equal to the Fund’s annualized expense ratio: 1.18%, 1.93%, 0.84% and 0.92% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period).

7  |

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement and Natixis U.S. Equity Opportunities Fund’s sub-advisory agreements (collectively, the “Agreements”), at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers, as applicable (collectively, the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ advisory fees and sub-advisory fees, if any, to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, the use of “soft” commission dollars to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category where available, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a

| 8

Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings. These updates have increased in frequency during the COVID-19 crisis.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2020. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by Natixis Advisors, L.P. (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration increases in the services provided resulting from new regulatory requirements.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

The Board noted that, through December 31, 2019, each Fund’s one-, three- and five-year performance, as applicable, stated as percentile rankings within categories selected by the

9 |

independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Loomis Sayles Strategic Alpha Fund	88%	82%	77%
Natixis U.S. Equity Opportunities Fund	63%	77%	42%

In the case of a Fund that had performance that lagged that of a relevant category median as determined by the independent third-party for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements, including: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Advisers that were reasonable and consistent with the Fund’s investment objective and policies; (2) that Loomis Sayles Strategic Alpha Fund’s more recent performance had shown improvement relative to its category and (3) that Natixis U.S. Equity Opportunities Fund’s longer-term performance was strong relative to its category. The Board also considered information about the Funds’ more recent performance, including how that performance had been impacted by the COVID-19 crisis.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services, as applicable, as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory and sub-advisory fees, as applicable, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers

| 10

and expense limitations for various funds in the fund family. They noted that the Funds have expense limitations in place, and that each Fund’s current expenses are below the limitation, under their respective expense limitation agreements.

The Trustees noted that Natixis U.S. Equity Opportunities Fund had a total advisory fee rate that was above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such a relatively higher advisory fee rate, including the quality of the services and the reputation and performance of the portfolio management team, and that the Fund’s long-term performance has been consistently strong.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations. With respect to economies of scale, the Trustees noted that Loomis Sayles Strategic Alpha Fund had breakpoints in its advisory fee and that each of the Funds was subject to an expense limitation. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment each Adviser has made into its business.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

11 |

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events, including but not limited to the COVID-19 crisis, on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2021.

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LIQUIDITY RISK MANAGEMENT PROGRAM

Annual Report for the Period Commencing on December 1, 2018 and ending December 31, 2019 (including updates through June 30, 2020)

Effective December 1, 2018, the Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Rule requires registered open-end funds, including mutual funds and exchange-traded funds to establish liquidity risk management programs in order to effectively manage fund liquidity and mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the Funds to assess, manage and review their liquidity risk considering applicable factors during normal and foreseeable stressed conditions. In fulfilling this requirement, each Fund assesses and reviews (where applicable and amongst other matters) its investment strategy, portfolio holdings, possible investment concentrations, use of derivatives, short-term and long-term cash flow projections, use of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Each Program has established a Program Administrator (“Administrator”) which is the adviser or sub-adviser of the Fund.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

Each Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. If a Fund does not hold a majority of highly liquid investments in its portfolio, then the Fund is required to establish a highly liquid investment minimum (“HLIM”). The Loomis Sayles Strategic Alpha Fund has established an HLIM.

During the period from December 1, 2018 to December 31, 2019, there were no material changes to the Program and no material events that impacted the operation of the Funds’ Programs. During the period, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any HLIM or illiquid security violations during the period.

During the period January 1, 2020 through June 30, 2020, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any HLIM or illiquid security violations.

Annual Program Assessment and Conclusion

In the opinion of the Program Administrators, the Program of each Fund approved by the Funds’ Board has been implemented effectively. The Program Administrator has also monitored, assessed and managed each Fund’s liquidity risk regularly and has determined that the Program is operating effectively.

13 |

Pursuant to the Rule’s requirements, the Board has received and reviewed a written report prepared by each Fund’s Program Administrator that addressed the operation of the Program, assessed its adequacy and effectiveness and described any material changes made to the Program.

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Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Strategic Alpha Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 78.6% of Net Assets
Non-Convertible Bonds — 77.0%
	ABS Car Loan — 7.4%
$2,805,000	AmeriCredit Automobile Receivables Trust, Series 2018-2, Class D, 4.010%, 7/18/2024(a)	$2,917,642
26,217	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class A2B, 1-month LIBOR + 0.250%, 0.444%, 1/18/2022(a)(b)	26,217
3,845,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class D, 4.040%, 11/18/2024(a)	3,986,717
1,210,000	Avid Automobile Receivables Trust, Series 2019-1, Class C, 3.140%, 7/15/2026, 144A	1,222,122
1,035,000	Avid Automobile Receivables Trust, Series 2019-1, Class D, 4.030%, 7/15/2026, 144A	998,298
1,785,000	California Republic Auto Receivables Trust, Series 2018-1, Class D, 4.330%, 4/15/2025	1,825,456
135,000	CarMax Auto Owner Trust, Series 2018-1, Class D, 3.370%, 7/15/2024	136,106
1,435,000	CarMax Auto Owner Trust, Series 2018-2, Class D, 3.990%, 4/15/2025(a)	1,465,401
1,002,264	CarMax Auto Owner Trust, Series 2018-4, Class A2B, 1-month LIBOR + 0.200%, 0.385%, 2/15/2022(a)(b)	1,002,337
1,125,000	CarMax Auto Owner Trust, Series 2018-4, Class D, 4.150%, 4/15/2025	1,146,059
2,350,000	CarMax Auto Owner Trust, Series 2019-1, Class D, 4.040%, 8/15/2025	2,378,097
25,555	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.710%, 5/15/2023, 144A(a)	25,599
230,000	CPS Auto Receivables Trust, Series 2018-A, Class C, 3.050%, 12/15/2023, 144A(a)	231,152
1,795,000	CPS Auto Receivables Trust, Series 2018-D, Class C, 3.830%, 9/15/2023, 144A(a)	1,832,019
525,000	Credit Acceptance Auto Loan Trust, Series 2017-3A, Class C, 3.480%, 10/15/2026, 144A(a)	525,257
1,205,000	Credit Acceptance Auto Loan Trust, Series 2018-2A, Class C, 4.160%, 9/15/2027, 144A(a)	1,244,197
4,745,000	Credit Acceptance Auto Loan Trust, Series 2019-1A, Class C, 3.940%, 6/15/2028, 144A(a)	4,881,200
2,955,000	Drive Auto Receivables Trust, Series 2018-1, Class D, 3.810%, 5/15/2024(a)	2,990,402
195,000	Drive Auto Receivables Trust, Series 2018-3, Class D, 4.300%, 9/16/2024(a)	200,692
2,395,000	Drive Auto Receivables Trust, Series 2018-5, Class D, 4.300%, 4/15/2026(a)	2,496,660
1,330,000	Drive Auto Receivables Trust, Series 2019-1, Class D, 4.090%, 6/15/2026(a)	1,355,756
1,390,000	DT Auto Owner Trust, Series 2018-2A, Class D, 4.150%, 3/15/2024, 144A(a)	1,421,153
1,655,000	DT Auto Owner Trust, Series 2019-2A, Class D, 3.480%, 2/18/2025, 144A	1,664,617
635,000	First Investors Auto Owner Trust , Series 2019-2A, Class D, 2.800%, 12/15/2025, 144A	635,486
1,475,000	First Investors Auto Owner Trust , Series 2019-2A, Class E, 3.880%, 1/15/2026, 144A	1,423,956
650,000	Flagship Credit Auto Trust, Series 2016-3, Class D, 3.890%, 11/15/2022, 144A(a)	661,142
3,305,000	Flagship Credit Auto Trust, Series 2019-2, Class D, 3.530%, 5/15/2025, 144A	3,379,328
1,260,000	GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.780%, 8/15/2023, 144A(a)	1,286,474

15 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Car Loan — continued
$5,030,000	GLS Auto Receivables Trust, Series 2019-2A, Class C, 3.540%, 2/18/2025, 144A(a)	$5,133,787
4,355,000	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A1, 1-month LIBOR + 0.680%, 0.865%, 10/17/2022, 144A(a)(b)	4,338,625
2,590,000	NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1, 1-month LIBOR + 0.640%, 0.825%, 2/15/2023, 144A(a)(b)	2,569,368
2,820,000	NextGear Floorplan Master Owner Trust, Series 2018-2A, Class A1, 1-month LIBOR + 0.600%, 0.785%, 10/15/2023, 144A(a)(b)	2,756,488
2,879,608	Prestige Auto Receivables Trust, Series 2016-1A, Class D, 5.150%, 11/15/2021, 144A(a)	2,899,639
910,000	Prestige Auto Receivables Trust, Series 2019-1A, Class E, 3.900%, 5/15/2026, 144A	880,283
3,210,000	Santander Drive Auto Receivables Trust, Series 2020-1, Class D, 5.350%, 3/15/2028(a)	3,528,182
3,585,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class D, 3.880%, 2/15/2024(a)	3,656,725
4,140,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.220%, 7/15/2025(a)	4,246,795
353,000	Tidewater Auto Receivables Trust, Series 2018-AA, Class D, 4.300%, 11/15/2024, 144A(a)	361,553
602,057	Toyota Auto Receivables Owner Trust, Series 2018-C, Class A2B, 1-month LIBOR + 0.120%, 0.305%, 8/16/2021(a)(b)	602,112
10,030	Volkswagen Auto Loan Enhanced Trust, Series 2018-1, Class A2B, 1-month LIBOR + 0.180%, 0.370%, 7/20/2021(a)(b)	10,030
4,605,000	Volvo Financial Equipment Master Owner Trust, Series 2018-A, Class A, 1-month LIBOR + 0.520%, 0.705%, 7/17/2023, 144A(a)(b)	4,577,831
847,028	World Omni Automobile Lease Securitization Trust, Series 18-B, Class A2B, 1-month LIBOR + 0.180%, 0.365%, 6/15/2021(a)(b)	846,725

		79,767,685

	ABS Credit Card — 1.2%
5,425,000	Discover Card Execution Note Trust, Series 2018-A3, Class A3, 1-month LIBOR + 0.230%, 0.415%, 12/15/2023(a)(b)	5,430,919
640,000	Genesis Sales Finance Master Trust, Series 2019-AA, Class A, 4.680%, 8/20/2023, 144A(a)	636,776
6,995,000	World Financial Network Credit Card Master Trust, Series 2019-C, Class M, 2.710%, 7/15/2026(a)	6,943,381

		13,011,076

	ABS Home Equity — 7.7%
1,086,404	Ajax Mortgage Loan Trust, Series 2017-B, Class A, 3.163%, 9/25/2056, 144A(a)(c)	1,079,465
275,520	Alternative Loan Trust, Series 2004-16CB, Class 1A1, 5.500%, 7/25/2034(a)	284,728
298,140	Alternative Loan Trust, Series 2004-16CB, Class 3A1, 5.500%, 8/25/2034(a)	308,437
474,253	Alternative Loan Trust, Series 2005-J1, Class 2A1, 5.500%, 2/25/2025(d)(e)	477,584
300,000	American Homes 4 Rent, Series 2014-SFR2, Class D, 5.149%, 10/17/2036, 144A(a)	329,990

See accompanying notes to financial statements.	| 16

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$2,170,000	American Homes 4 Rent, Series 2014-SFR2, Class E, 6.231%, 10/17/2036, 144A(a)	$2,411,987
1,200,000	American Homes 4 Rent, Series 2014-SFR3, Class E, 6.418%, 12/17/2036, 144A(a)	1,342,228
3,138,000	American Homes 4 Rent, Series 2015-SFR1, Class E, 5.639%, 4/17/2052, 144A	3,461,188
1,281,000	AMSR Trust, Series 2019-SFR1, Class B, 3.023%, 1/19/2039, 144A(a)	1,308,287
460,578	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	462,860
506,141	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	545,012
319,081	Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.500%, 11/25/2034	314,271
3,958,717	Citigroup Mortgage Loan Trust, Series 2019-E, Class A1, 3.228%, 11/25/2070, 144A(a)(c)	3,968,043
1,141,110	Citigroup Mortgage Loan Trust, Series 2018-A, Class A1, 4.000%, 1/25/2068, 144A(c)	1,149,307
2,722,040	Citigroup Mortgage Loan Trust, Series 2018-C, Class A1, 4.125%, 3/25/2059, 144A(c)	2,729,292
2,089,844	Citigroup Mortgage Loan Trust, Series 2019-B, Class A1, 3.258%, 4/25/2066, 144A(c)	2,083,801
2,200,000	Colony American Finance Ltd., Series 2015-1, Class D, 5.649%, 10/15/2047, 144A	2,209,894
1,065,000	Colony American Finance Ltd., Series 2016-1, Class C, 4.638%, 6/15/2048, 144A(a)(c)	1,067,802
1,304,000	Connecticut Avenue Securities Trust, Series 2020-R01, Class 1M2, 1-month LIBOR + 2.050%, 2.235%, 1/25/2040, 144A(b)	1,237,447
1,830,000	CoreVest American Finance Ltd., Series 2019-2, Class B, 3.424%, 6/15/2052, 144A(a)	1,830,483
438,839	Countrywide Alternative Loan Trust, Series 2003-22CB, Class 1A1, 5.750%, 12/25/2033(a)	456,547
790,966	Countrywide Alternative Loan Trust, Series 2004-J10, Class 2CB1, 6.000%, 9/25/2034	829,505
55,694	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB4, Class 2A1, 3.870%, 9/20/2034(a)(c)(d)(e)	51,859
2,405,136	Credit Suisse Mortgage Trust, Series 2018-RPL2, Class A1, 4.303%, 8/25/2062, 144A(a)(c)	2,406,779
1,068,053	Credit Suisse Mortgage Trust, Series 2018-RPL7, Class A1, 4.000%, 8/26/2058, 144A(a)	1,076,760
2,551,791	Credit Suisse Mortgage Trust, Series 2019-RP10, Class A1, 3.135%, 12/26/2059, 144A(c)	2,444,976
174,357	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-27, Class 4A4, 5.750%, 11/25/2033(a)	182,111
475,341	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.330%, 0.524%, 9/19/2045(b)	347,023
1,316,798	Dukinfield II PLC, Series 2, Class A, 3-month LIBOR + 1.250%, 1.432%, 12/20/2052, (GBP)(a)(b)	1,629,739
1,297,671	Federal National Mortgage Association Connecticut Avenue Securities, Series 2017-C05, Class 1M2, 1-month LIBOR + 2.200%, 2.385%, 1/25/2030(b)	1,270,635
548,864	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 1-month LIBOR + 1.850%, 2.035%, 10/25/2027(a)(b)	548,076

17 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$114,230	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M2, 1-month LIBOR + 1.800%, 1.985%, 7/25/2030(b)	$111,713
691,825	Grand Avenue Mortgage Loan Trust, Series 2017-RPL1, Class A1, 3.250%, 8/25/2064, 144A	672,494
570,579	IndyMac Index Mortgage Loan Trust, Series 2004-AR7, Class A5, 1-month LIBOR + 1.220%, 1.405%, 9/25/2034(b)	507,787
2,430,559	IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 2A1, 1-month LIBOR + 0.210%, 0.395%, 2/25/2046(b)	1,915,990
2,614,643	Invitation Homes Trust, Series 2018-SFR1, Class E, 1-month LIBOR + 2.000%, 2.194%, 3/17/2037, 144A(b)	2,530,838
4,475,000	Invitation Homes Trust, Series 2018-SFR2, Class E, 1-month LIBOR + 2.000%, 2.185%, 6/17/2037, 144A(b)	4,326,350
1,199,196	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1, 6.000%, 9/25/2034	1,269,094
2,254,144	Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, 3.750%, 4/25/2059, 144A(c)	2,288,399
1,990,234	Legacy Mortgage Asset Trust, Series 2020-GS1, Class A1, 2.882%, 10/25/2059, 144A(c)	1,971,242
430,222	Lehman XS Trust, Series 2006-2N, Class 1A1, 1-month LIBOR + 0.260%, 0.445%, 2/25/2046(b)	369,896
181,107	MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 5A1, 4.375%, 5/25/2034(a)(c)(d)(e)	177,107
286,226	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1, 5.250%, 11/25/2033(a)	295,193
255,354	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1, 5.500%, 6/25/2034(a)	263,046
308,156	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1, 6.000%, 6/25/2034(a)	320,321
964,548	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1, 6.000%, 9/25/2034	997,584
64,976	Merrill Lynch Mortgage Investors Trust, Series 2006-2, Class 2A, 3.236%, 5/25/2036(a)(c)(d)(e)	62,176
399,344	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 4A2, 5.500%, 11/25/2035(d)(e)	352,047
859,583	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035	842,924
895,000	Preston Ridge Partners Mortgage LLC, Series 2018-1A, Class A2, 5.000%, 4/25/2023, 144A(c)	858,331
1,757,669	Preston Ridge Partners Mortgage LLC, Series 2019-4A, Class A1, 3.351%, 11/25/2024, 144A(c)	1,759,204
3,775,381	Preston Ridge Partners Mortgage LLC, Series 2020-1A, Class A1, 2.981%, 2/25/2025, 144A(a)(c)	3,751,493
1,005,000	Progress Residential Trust, Series 2019-SFR3, Class D, 2.871%, 9/17/2036, 144A	1,008,007
681,000	Progress Residential Trust, Series 2017-SFR2, Class E, 4.142%, 12/17/2034, 144A	688,407
564,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/2035, 144A	577,755
2,398,000	Progress Residential Trust, Series 2019-SFR1, Class E, 4.466%, 8/17/2035, 144A	2,472,779
3,089,657	RCO V Mortgage LLC, Series 2019-1, Class A1, 3.721%, 5/24/2024, 144A(c)	3,096,353

See accompanying notes to financial statements.	| 18

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$1,158,335	Residential Asset Securitization Trust, Series 2005-A8CB, Class A9, 5.375%, 7/25/2035	$968,679
2,752,258	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1, 1-month LIBOR + 0.310%, 0.495%, 7/25/2035(b)	1,978,715
1,167,006	Towd Point Mortgage Trust, Series 2015-2, Class 1A13, 2.500%, 11/25/2060, 144A(a)(c)	1,175,470
4,428,262	Vericrest Opportunity Loan Trust, Series 2019-NPL5, Class A1A, 3.352%, 9/25/2049, 144A(c)	4,429,816
1,445,974	Vericrest Opportunity Loan Trust, Series 2019-NPL9, Class A1A, 3.327%, 11/26/2049, 144A(c)	1,443,425

		83,328,751

	ABS Other — 5.2%
713,754	Accelerated Assets LLC, Series 2018-1, Class B, 4.510%, 12/02/2033, 144A	702,049
2,218,114	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(c)(f)(g)	610,949
350,000	Ascentium Equipment Receivables Trust, Series 2017-2A, Class C, 2.870%, 8/10/2022, 144A(a)	353,913
982,255	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213%, 12/16/2041, 144A(a)(c)	824,456
1,335,469	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B, 5.682%, 12/16/2041, 144A(a)(c)(f)(g)	771,134
250,000	CCG Receivables Trust, Series 2018-1, Class C, 3.420%, 6/16/2025, 144A(a)	251,574
580,000	Chesapeake Funding II LLC, Series 2017-2A, Class D, 3.710%, 5/15/2029, 144A	585,174
775,000	Chesapeake Funding II LLC, Series 2017-4A, Class D, 3.260%, 11/15/2029, 144A	765,946
790,000	Chesapeake Funding II LLC, Series 2018-1A, Class C, 3.570%, 4/15/2030, 144A(a)	804,861
2,125,000	Chesapeake Funding II LLC, Series 2018-1A, Class D, 3.920%, 4/15/2030, 144A	2,144,296
323,771	Diamond Resorts Owner Trust, Series 2017-1A, Class C, 6.070%, 10/22/2029, 144A	323,110
1,282,594	Diamond Resorts Owner Trust, Series 2018-1, Class C, 4.530%, 1/21/2031, 144A	1,202,836
1,770,790	Diamond Resorts Owner Trust, Series 2019-1, Class B, 3.530%, 2/20/2032, 144A(a)	1,697,903
3,100,000	Fairstone Financial Issuance Trust I, Series 2019-1A, Class A, 3.948%, 3/21/2033, 144A, (CAD)(a)	2,241,449
2,211,228	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(d)(e)(f)(h)	682,739
989,736	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(d)(e)(f)(h)	101,092
3,410,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(d)(e)(f)(h)(i)	—
791,756	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(e)(f)(g)	626,540
4,463,313	Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038, 144A(a)	4,026,886
975,000	HPEFS Equipment Trust, Series 2020-1A, Class D, 2.260%, 2/20/2030, 144A(a)	956,028
2,154,749	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038, 144A(a)	1,799,232

19 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Other — continued
$1,322,070	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043, 144A(a)	$1,155,623
1,726,248	MAPS Ltd., Series 2018-1A, Class B, 5.193%, 5/15/2043, 144A(f)(g)	950,148
605,498	Marlette Funding Trust, Series 2019-1A, Class A, 3.440%, 4/16/2029, 144A(a)	611,143
1,739,007	Marlette Funding Trust, Series 2019-3A, Class A, 2.690%, 9/17/2029, 144A(a)	1,748,170
607,398	MVW Owner Trust, Series 2019-1A, Class C, 3.330%, 11/20/2036, 144A	565,428
1,100,000	Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, Class A, 1-month LIBOR + 0.630%, 0.815%, 9/25/2023, 144A(a)(b)	1,095,974
3,120,000	OneMain Financial Issuance Trust, Series 2015-3A, Class B, 4.160%, 11/20/2028, 144A(a)	3,108,944
3,100,000	OneMain Financial Issuance Trust, Series 2016-1A, Class C, 6.000%, 2/20/2029, 144A(a)	3,112,138
3,230,000	OneMain Financial Issuance Trust, Series 2019-1A, Class D, 4.220%, 2/14/2031, 144A	3,060,838
1,460,000	OneMain Financial Issuance Trust, Series 2020-1A, Class B, 4.830%, 5/14/2032, 144A	1,529,712
810,000	Oxford Finance Funding Trust, Series 2019-1A, Class A2, 4.459%, 2/15/2027, 144A(a)	831,330
3,980,000	Republic Finance Issuance Trust, Series 2019-A, Class A, 3.430%, 11/22/2027, 144A(a)	3,959,891
4,090,958	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A(a)	3,619,332
3,718,000	SCF Equipment Trust LLC, Series 2018-1A, Class C, 4.210%, 4/20/2027, 144A(a)	3,784,318
580,000	SoFi Consumer Loan Program Trust, Series 2018-1, Class B, 3.650%, 2/25/2027, 144A(a)	583,496
1,690,000	SoFi Consumer Loan Program Trust, Series 2018-2, Class B, 3.790%, 4/26/2027, 144A(a)	1,741,442
1,010,000	SoFi Consumer Loan Program Trust, Series 2018-4, Class C, 4.170%, 11/26/2027, 144A(a)	999,850
1,021,957	Sprite Ltd., Series 2017-1, Class B, 5.750%, 12/15/2037, 144A(a)(f)(g)	552,674
1,267,583	TAL Advantage V LLC, Series 2013-2A, Class A, 3.550%, 11/20/2038, 144A(a)	1,276,406
1,037,652	Wave LLC, Series 2017-1A, Class B, 5.682%, 11/15/2042, 144A(a)(f)(g)	520,342

		56,279,366

	ABS Student Loan — 1.5%
3,016,172	Education Funding Trust, Series 2020-A, Class A, 2.790%, 7/25/2041, 144A(a)	3,104,133
3,410,000	Navient Private Education Refi Loan Trust, Series 2019-FA, Class B, 3.120%, 8/15/2068, 144A(a)	3,332,298
1,035,000	Navient Private Education Refi Loan Trust, Series 2018-A, Class B, 3.680%, 2/18/2042, 144A(a)	1,018,042
695,000	Navient Private Education Refi Loan Trust, Series 2019-GA, Class B, 3.080%, 10/15/2068, 144A(a)	684,799
727,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28-day ARS, 3.694%, 6/15/2032(a)(b)	691,458
2,046,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28-day ARS, 3.678%, 3/15/2033(a)(b)	2,020,765
222,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28-day ARS, 3.666%, 3/15/2033(a)(b)	211,198
800,000	SMB Private Education Loan Trust, Series 2015-C, Class B, 3.500%, 9/15/2043, 144A(a)	822,694

See accompanying notes to financial statements.	| 20

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Student Loan — continued
$1,022,710	SMB Private Education Loan Trust, Series 2017-B, Class A2B, 1-month LIBOR + 0.750%, 0.935%, 10/15/2035, 144A(a)(b)	$1,012,526
190,000	SMB Private Education Loan Trust, Series 2018-B, Class B, 4.000%, 7/15/2042, 144A(a)	187,891
510,000	SMB Private Education Loan Trust, Series 2018-C, Class B, 4.000%, 11/17/2042, 144A(a)	514,904
714,956	SoFi Professional Loan Program LLC, Series 2016-A, Class B, 3.570%, 1/26/2038, 144A(a)	742,393
125,000	SoFi Professional Loan Program LLC, Series 2016-C, Class B, 3.350%, 5/25/2037, 144A(a)(c)	127,552
1,350,000	SoFi Professional Loan Program Trust, Series 2020-A, Class BFX, 3.120%, 5/15/2046, 144A(a)	1,331,030

		15,801,683

	ABS Whole Business — 2.9%
4,229,102	Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.810%, 11/15/2048, 144A(a)	4,299,203
3,278,600	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/2047, 144A(a)	3,136,090
496,250	DB Master Finance LLC, Series 2019-1A, Class A23, 4.352%, 5/20/2049, 144A	536,610
2,836,275	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 7/25/2047, 144A(a)	3,058,923
211,238	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2I, 4.116%, 7/25/2048, 144A(a)	224,871
1,479,800	Driven Brands Funding LLC, Series 2018-1A, Class A2, 4.739%, 4/20/2048, 144A	1,566,087
2,972,063	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I, 4.262%, 9/05/2048, 144A	2,985,021
2,562,125	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049, 144A	2,207,168
2,575,200	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.540%, 2/25/2044, 144A(a)	2,696,299
5,516,000	Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.318%, 11/25/2048, 144A(a)	5,633,380
3,358,875	Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/2048, 144A(a)	3,547,509
720,300	Wendy’s Funding LLC, Series 2019-1A, Class A2II, 4.080%, 6/15/2049, 144A	770,201
891,000	Wingstop Funding LLC, Series 2018-1, Class A2, 4.970%, 12/05/2048, 144A	928,778

		31,590,140

	Aerospace & Defense — 2.4%
1,635,000	Boeing Co. (The), 2.250%, 6/15/2026	1,580,208
3,035,000	Boeing Co. (The), 2.700%, 5/01/2022(a)	3,072,955
700,000	Boeing Co. (The), 2.950%, 2/01/2030	689,890
70,000	Boeing Co. (The), 3.100%, 5/01/2026	71,329
30,000	Boeing Co. (The), 3.550%, 3/01/2038	27,321
15,000	Boeing Co. (The), 3.625%, 3/01/2048	13,181
385,000	Boeing Co. (The), 3.750%, 2/01/2050	345,672
325,000	Boeing Co. (The), 3.850%, 11/01/2048	290,607
575,000	Boeing Co. (The), 3.950%, 8/01/2059	503,884
3,185,000	Boeing Co. (The), 5.150%, 5/01/2030(a)	3,551,370
3,185,000	Boeing Co. (The), 5.805%, 5/01/2050(a)	3,761,439

21 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Aerospace & Defense — continued
$1,985,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	$1,757,718
1,105,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	977,925
2,550,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	2,954,124
305,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	246,288
2,580,000	Spirit AeroSystems, Inc., 7.500%, 4/15/2025, 144A	2,544,525
125,000	TransDigm, Inc., 5.500%, 11/15/2027	109,088
3,010,000	TransDigm, Inc., 6.250%, 3/15/2026, 144A	3,002,535
410,000	TransDigm, Inc., 8.000%, 12/15/2025, 144A	430,906

		25,930,965

	Airlines — 0.6%
3,570,329	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025	1,811,942
6,950,000	United Airlines Pass Through Trust, Series 2019-2, Class B, 3.500%, 11/01/2029(a)	4,934,500

		6,746,442

	Automotive — 3.9%
2,960,000	FCE Bank PLC, EMTN, 0.869%, 9/13/2021, (EUR)	3,210,029
370,000	FCE Bank PLC, EMTN, 1.134%, 2/10/2022, (EUR)	399,305
1,580,000	FCE Bank PLC, EMTN, 1.875%, 6/24/2021, (EUR)	1,734,195
1,530,000	Ford Motor Co., 8.500%, 4/21/2023	1,617,975
1,800,000	Ford Motor Co., 9.000%, 4/22/2025	1,947,960
400,000	Ford Motor Co., 9.625%, 4/22/2030	473,720
655,000	Ford Motor Credit Co. LLC, 1.514%, 2/17/2023, (EUR)	688,864
1,515,000	General Motors Co., 6.800%, 10/01/2027	1,765,369
3,585,000	General Motors Financial Co., Inc., 3-month LIBOR + 0.850%, 2.170%, 4/09/2021(a)(b)	3,563,612
2,870,000	General Motors Financial Co., Inc., EMTN, 1.694%, 3/26/2025, (EUR)	2,988,795
3,250,000	General Motors Financial Co., Inc., EMTN, 2.200%, 4/01/2024, (EUR)(a)	3,576,834
2,625,000	Hyundai Capital America, 2.375%, 2/10/2023, 144A(a)	2,644,638
7,750,000	Hyundai Capital America, 3.950%, 2/01/2022, 144A(a)	7,971,513
6,865,000	Nissan Motor Acceptance Corp., 3.650%, 9/21/2021, 144A(a)	6,881,491
2,245,000	Volkswagen Group of America Finance LLC, 3.350%, 5/13/2025, 144A(a)	2,395,944

		41,860,244

	Banking — 2.2%
345,000	Ally Financial, Inc., 3.875%, 5/21/2024	356,721
325,000	Ally Financial, Inc., 4.625%, 3/30/2025	346,879
2,000,000	Ally Financial, Inc., 5.750%, 11/20/2025	2,140,077
2,350,000	Ally Financial, Inc., 5.800%, 5/01/2025	2,618,271
44,570,000	Banco Hipotecario S.A., Argentina Deposit Rates Badlar Pvt Banks + 4.000%, 33.750%, 11/07/2022, 144A, (ARS)(b)	332,012
21,970,000	Banco Macro S.A., 17.500%, 5/08/2022, 144A, (ARS)	129,651
23,000,000	Banco Supervielle S.A., Argentina Deposit Rates Badlar Pvt Banks + 4.500%, 24.833%, 8/09/2020, 144A, (ARS)(b)	200,788
1,430,000	Danske Bank A/S, (fixed rate to 12/20/2024, variable rate thereafter), 3.244%, 12/20/2025, 144A(a)	1,486,668
6,690,000	JPMorgan Chase & Co., (fixed rate to 3/24/2030, variable rate thereafter), 4.493%, 3/24/2031(a)	8,155,594

See accompanying notes to financial statements.	| 22

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Banking — continued
$6,720,000	Mitsubishi UFJ Financial Group, Inc., 3-month LIBOR + 0.650%, 1.641%, 7/26/2021(a)(b)	$6,743,533
1,100,000	Standard Chartered PLC, (fixed rate to 4/01/2030, variable rate thereafter), 4.644%, 4/01/2031, 144A(a)	1,243,194

		23,753,388

	Brokerage — 0.2%
2,500,000	Jefferies Group LLC, 5.125%, 1/20/2023	2,713,051

	Building Materials — 0.7%
1,915,000	Builders FirstSource, Inc., 6.750%, 6/01/2027, 144A	1,960,481
200,000	CEMEX Finance LLC, 6.000%, 4/01/2024, 144A	197,940
1,725,000	Cemex SAB de CV, 5.450%, 11/19/2029, 144A	1,593,382
615,000	Cemex SAB de CV, 5.700%, 1/11/2025, 144A	601,162
210,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	214,400
1,970,000	Standard Industries, Inc., 4.375%, 7/15/2030, 144A	1,965,075
805,000	Vulcan Materials Co., 3.500%, 6/01/2030	876,910

		7,409,350

	Cable Satellite — 1.4%
1,585,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030, 144A	1,616,700
175,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032, 144A	177,187
310,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029, 144A	327,050
1,610,000	CSC Holdings LLC, 4.125%, 12/01/2030, 144A	1,595,912
2,710,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	2,632,386
1,060,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	1,159,375
265,000	Sirius XM Radio, Inc., 4.625%, 7/15/2024, 144A	271,625
1,355,000	Sirius XM Radio, Inc., 5.000%, 8/01/2027, 144A	1,384,905
255,000	Sirius XM Radio, Inc., 5.375%, 4/15/2025, 144A	261,885
485,000	Sirius XM Radio, Inc., 5.375%, 7/15/2026, 144A	500,879
110,000	Sirius XM Radio, Inc., 5.500%, 7/01/2029, 144A	115,788
1,660,000	Virgin Media Finance PLC, 5.000%, 7/15/2030, 144A	1,622,999
1,225,000	Virgin Media Secured Finance PLC, 5.500%, 8/15/2026, 144A	1,253,101
1,725,000	Ziggo BV, 4.875%, 1/15/2030, 144A	1,725,052
900,000	Ziggo BV, 5.500%, 1/15/2027, 144A	911,305

		15,556,149

	Chemicals — 0.1%
1,540,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	1,409,100

	Construction Machinery — 0.5%
5,460,000	United Rentals North America, Inc., 4.000%, 7/15/2030	5,281,076

	Consumer Cyclical Services — 2.6%
2,045,000	Booking Holdings, Inc., 4.500%, 4/13/2027(a)	2,348,815
3,325,000	Booking Holdings, Inc., 4.625%, 4/13/2030(a)	3,924,564
270,000	eBay, Inc., 4.000%, 7/15/2042(a)	293,874
4,220,000	Expedia Group, Inc., 3.250%, 2/15/2030	3,934,496
4,395,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	4,681,876
2,250,000	Expedia Group, Inc., 7.000%, 5/01/2025, 144A	2,338,768
515,000	Uber Technologies, Inc., 7.500%, 5/15/2025, 144A	518,862

23 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Consumer Cyclical Services — continued
$4,580,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	$4,591,450
5,160,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	5,250,300

		27,883,005

	Consumer Products — 0.1%
930,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031, 144A	936,956

	Diversified Manufacturing — 0.2%
1,515,000	General Electric Co., 3.625%, 5/01/2030(a)	1,516,713
720,000	General Electric Co., 4.350%, 5/01/2050(a)	712,083

		2,228,796

	Electric — 1.8%
965,000	AES Corp. (The), 3.950%, 7/15/2030, 144A	1,020,488
985,000	AES Corp. (The), 5.125%, 9/01/2027	1,021,938
325,000	AES Corp. (The), 5.500%, 4/15/2025	333,414
115,000	AES Corp. (The), 6.000%, 5/15/2026	119,456
2,445,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A(a)	2,778,033
270,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030, 144A	292,512
480,000	NRG Energy, Inc., 5.250%, 6/15/2029, 144A	504,000
1,075,000	NRG Energy, Inc., 5.750%, 1/15/2028	1,134,125
1,785,000	Pacific Gas & Electric Co., 3.500%, 8/01/2050	1,725,167
10,765,000	Vistra Operations Co. LLC, 3.700%, 1/30/2027, 144A(a)	11,086,110

		20,015,243

	Finance Companies — 3.6%
905,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.650%, 7/21/2027	801,322
2,430,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.875%, 1/23/2028	2,194,839
2,745,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.500%, 9/15/2023	2,745,322
1,140,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.500%, 7/15/2025	1,195,295
2,755,000	Air Lease Corp., 3.375%, 7/01/2025	2,759,711
6,000,000	Aircastle Ltd., 4.250%, 6/15/2026(a)	5,506,551
4,695,000	Ares Capital Corp., 3.250%, 7/15/2025(a)	4,556,554
5,755,000	GE Capital Funding LLC, 4.400%, 5/15/2030, 144A(a)	5,988,682
90,000	Navient Corp., 5.875%, 10/25/2024	84,544
5,865,000	Quicken Loans LLC, 5.250%, 1/15/2028, 144A	6,051,976
875,000	Quicken Loans LLC, 5.750%, 5/01/2025, 144A	894,504
280,000	Springleaf Finance Corp., 5.375%, 11/15/2029	261,800
190,000	Springleaf Finance Corp., 6.625%, 1/15/2028	188,100
5,000	Springleaf Finance Corp., 6.875%, 3/15/2025	5,130
3,218,000	Springleaf Finance Corp., 7.125%, 3/15/2026	3,330,598
1,855,000	Springleaf Finance Corp., 8.875%, 6/01/2025	1,983,088

		38,548,016

	Financial Other — 0.5%
2,595,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.750%, 9/15/2024	2,439,819
2,525,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	2,436,625
485,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.250%, 5/15/2026	485,339

		5,361,783

See accompanying notes to financial statements.	| 24

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Food & Beverage — 2.3%
$5,290,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.900%, 2/01/2046(a)	$6,473,295
5,200,000	Anheuser-Busch InBev Worldwide, Inc., 4.500%, 6/01/2050(a)	6,164,704
990,000	Anheuser-Busch InBev Worldwide, Inc., 4.600%, 4/15/2048(a)	1,158,911
3,256,000	Fomento Economico Mexicano SAB de CV, 3.500%, 1/16/2050	3,360,714
1,455,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	1,427,559
2,305,000	Kraft Heinz Foods Co., 4.875%, 10/01/2049, 144A	2,347,217
715,000	Kraft Heinz Foods Co., 5.000%, 6/04/2042	753,328
680,000	Lamb Weston Holdings, Inc., 4.875%, 5/15/2028, 144A	720,467
2,735,000	NBM U.S Holdings, Inc., 7.000%, 5/14/2026, 144A	2,739,950

		25,146,145

	Gaming — 0.3%
3,825,000	Boyd Gaming Corp., 4.750%, 12/01/2027, 144A	3,289,500

	Government Owned – No Guarantee — 2.3%
4,120,000	Export-Import Bank of Korea, 3-month LIBOR + 0.525%, 0.822%, 6/25/2022(a)(b)	4,114,123
18,670,000,000	Financiera de Desarrollo Territorial S.A., 7.875%, 8/12/2024, 144A, (COP)(a)	5,264,529
12,050,000	Petroleos Mexicanos, 5.950%, 1/28/2031, 144A	9,943,058
5,290,000	Petroleos Mexicanos, 6.625%, 6/15/2035(a)	4,304,473
1,770,000	YPF S.A., 6.950%, 7/21/2027, 144A	1,239,000
1,930,000	YPF S.A., Argentina Deposit Rates Badlar Pvt Banks + 4.000%, 32.229%, 7/07/2020, 144A(b)	360,044

		25,225,227

	Government Sponsored — 0.1%
950,000	Petrobras Global Finance BV, 7.250%, 3/17/2044	1,030,750

	Health Insurance — 0.0%
300,000	Centene Corp., 4.625%, 12/15/2029	316,500

	Healthcare — 0.5%
380,000	Encompass Health Corp., 4.750%, 2/01/2030	362,900
735,000	IQVIA, Inc., 5.000%, 5/15/2027, 144A	753,145
2,790,000	Rede D’or Finance S.a.r.l., 4.500%, 1/22/2030, 144A	2,455,200
890,000	Tenet Healthcare Corp., 4.625%, 6/15/2028, 144A	867,038
340,000	Tenet Healthcare Corp., 4.875%, 1/01/2026, 144A	331,075
135,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	130,303
255,000	Tenet Healthcare Corp., 6.250%, 2/01/2027, 144A	253,088

		5,152,749

	Home Construction — 0.2%
320,000	Kaisa Group Holding Ltd., 11.950%, 10/22/2022, 144A	332,400
1,361,000	Lennar Corp., 4.750%, 11/29/2027	1,476,685
310,000	Lennar Corp., 4.875%, 12/15/2023	327,050
30,000	Lennar Corp., 5.000%, 6/15/2027	32,400
340,000	Yuzhou Properties Co. Ltd., 8.300%, 5/27/2025	335,995

		2,504,530

25 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Independent Energy — 0.8%
$4,360,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	$4,095,016
4,155,000	Bruin E&P Partners LLC, 8.875%, 8/01/2023, 144A(f)(g)	83,100
5,895,000	California Resources Corp., 8.000%, 12/15/2022, 144A(f)(g)(j)	232,086
925,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	895,927
1,300,000	Hess Corp., 5.600%, 2/15/2041	1,365,600
640,000	Occidental Petroleum Corp., 2.700%, 8/15/2022	595,808
140,000	Occidental Petroleum Corp., 2.700%, 2/15/2023	127,575
885,000	Occidental Petroleum Corp., 2.900%, 8/15/2024	756,215
340,000	Occidental Petroleum Corp., 3.500%, 6/15/2025	287,300
75,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	68,453
2,075,000	Whiting Petroleum Corp., 6.625%, 1/15/2026(f)(g)(j)	368,313

		8,875,393

	Industrial Other — 0.3%
3,080,000	HTA Group Ltd. Co., 7.000%, 12/18/2025, 144A	3,114,989

	Life Insurance — 1.2%
5,240,000	American International Group, Inc., 4.375%, 6/30/2050(a)	6,059,738
6,780,000	New York Life Global Funding, 3-month LIBOR + 0.320%, 0.821%, 8/06/2021, 144A(a)(b)	6,796,822

		12,856,560

	Local Authorities — 0.2%
67,000,000	Provincia de Buenos Aires, Argentina Deposit Rates Badlar Pvt Banks + 3.750%, 24.253%, 4/12/2025, 144A, (ARS)(b)	490,805
216,360,000	Provincia de Buenos Aires, Argentina Deposit Rates Badlar Pvt Banks + 3.830%, 32.741%, 5/31/2022, (ARS)(b)	1,719,841

		2,210,646

	Lodging — 0.7%
360,000	Hyatt Hotels Corp., 5.375%, 4/23/2025	381,477
665,000	Hyatt Hotels Corp., 5.750%, 4/23/2030	731,181
440,000	Marriott International, Inc., 5.750%, 5/01/2025	477,997
5,145,000	Marriott International, Inc., 3-month LIBOR + 0.650%, 0.968%, 3/08/2021(b)	5,095,556
695,000	Marriott International, Inc., 4.625%, 6/15/2030	721,143

		7,407,354

	Media Entertainment — 2.5%
2,745,000	Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/2027, 144A	2,635,200
2,830,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	2,610,675
2,205,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	2,111,287
750,000	iHeartCommunications, Inc., 6.375%, 5/01/2026	742,500
3,150,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	2,886,565
415,000	Lamar Media Corp., 3.750%, 2/15/2028, 144A	391,262
825,000	Lamar Media Corp., 4.000%, 2/15/2030, 144A	789,690
855,000	Lamar Media Corp., 5.000%, 5/01/2023	859,275
135,000	Netflix, Inc., 4.875%, 4/15/2028	144,351
1,470,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	1,576,575
490,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	536,648

See accompanying notes to financial statements.	| 26

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Media Entertainment — continued
$1,075,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.625%, 3/15/2030, 144A	$972,875
610,000	ViacomCBS, Inc., 4.200%, 6/01/2029	683,632
3,575,000	ViacomCBS, Inc., 4.200%, 5/19/2032	4,019,704
935,000	ViacomCBS, Inc., 4.375%, 3/15/2043	977,734
270,000	ViacomCBS, Inc., 4.900%, 8/15/2044	293,717
4,030,000	ViacomCBS, Inc., 4.950%, 1/15/2031(a)	4,758,904
270,000	ViacomCBS, Inc., 5.850%, 9/01/2043	317,716

		27,308,310

	Metals & Mining — 1.0%
2,655,000	ABJA Investment Co. Pte Ltd., 5.450%, 1/24/2028	2,455,530
400,000	ABJA Investment Co. Pte Ltd., 5.950%, 7/31/2024	394,900
4,515,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	4,277,962
425,000	First Quantum Minerals Ltd., 7.250%, 4/01/2023, 144A	405,875
1,755,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	1,680,412
1,155,000	Newcrest Finance Pty Ltd., 3.250%, 5/13/2030, 144A	1,240,593

		10,455,272

	Midstream — 1.0%
5,460,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029, 144A	5,570,684
300,000	Kinder Morgan, Inc., 5.050%, 2/15/2046	344,169
3,745,000	Sabine Pass Liquefaction LLC, 4.500%, 5/15/2030, 144A	4,157,715
800,000	Tennessee Gas Pipeline Co. LLC, 7.000%, 3/15/2027	976,712

		11,049,280

	Non-Agency Commercial Mortgage-Backed Securities — 3.6%
4,565,000	CFCRE Commercial Mortgage Trust, Series 2011-C1, Class D, 6.292%, 4/15/2044, 144A(a)(c)	4,436,006
140,000	Commercial Mortgage Trust, Series 2012-LC4, Class C, 5.721%, 12/10/2044(a)(c)	114,514
790,000	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class D, 1-month LIBOR + 3.600%, 3.785%, 1/15/2034, 144A(b)	696,048
5,680,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	4,272,090
750,000	DBUBS Mortgage Trust, Series 2017-BRBK, Class D, 3.648%, 10/10/2034, 144A(c)	763,431
2,552,340	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.876%, 11/10/2046, 144A(a)(c)	2,464,440
3,195,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class D, 3.668%, 3/05/2033, 144A(c)	2,503,703
2,170,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.555%, 8/10/2044, 144A(c)	1,609,762
1,606,402	Hospitality Mortgage Trust, Series 2019-HIT, Class C, 1-month LIBOR + 1.600%, 1.785%, 11/15/2036, 144A(a)(b)	1,469,696
1,570,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.661%, 6/15/2044, 144A(a)(c)	1,161,221
2,515,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.661%, 6/15/2044, 144A(c)	1,503,291

27 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$3,868,554	Motel 6 Trust, Series 2017-M6MZ, Class M, 1-month LIBOR + 6.927%, 7.111%, 8/15/2024, 144A(b)	$3,235,794
1,060,000	Starwood Retail Property Trust, Series 2014-STAR, Class C, 1-month LIBOR + 2.750%, 2.935%, 11/15/2027, 144A(b)(f)(g)	725,705
4,243,654	Starwood Retail Property Trust, Series 2014-STAR, Class D, 1-month LIBOR + 3.500%, 3.685%, 11/15/2027, 144A(b)(f)(g)	2,672,626
3,575,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, 1-month LIBOR + 4.400%, 4.585%, 11/15/2027, 144A(b)(d)(e)(f)	1,623,134
1,370,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class E, 5.046%, 5/10/2063, 144A(c)(f)(g)	511,158
4,885,000	Wells Fargo Commercial Mortgage Trust, Series 2019-JWDR, Class C, 3.139%, 9/15/2031, 144A(a)(c)	4,550,970
2,987,500	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class D, 5.850%, 2/15/2044, 144A(a)(c)	2,928,918
1,809,189	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.852%, 3/15/2044, 144A(c)	929,086
605,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class C, 4.966%, 6/15/2045(a)(c)	416,611
950,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.966%, 6/15/2045, 144A(c)	394,761

		38,982,965

	Pharmaceuticals — 1.9%
2,320,000	Bausch Health Cos., Inc., 4.500%, 5/15/2023, (EUR)	2,576,674
2,070,000	Bausch Health Cos., Inc., 6.250%, 2/15/2029, 144A	2,080,350
645,000	Perrigo Finance UnLtd. Co., 3.150%, 6/15/2030	651,911
1,665,000	Teva Pharmaceutical Finance Netherlands II BV, 6.000%, 1/31/2025, 144A, (EUR)	1,973,399
10,035,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	8,429,400
1,860,000	Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/2025, 144A	1,979,951
2,445,000	Upjohn, Inc., 4.000%, 6/22/2050, 144A	2,600,466

		20,292,151

	REITs – Mortgage — 0.5%
5,245,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.250%, 2/01/2027, 144A	4,196,000
405,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 3/15/2022, 144A	384,750
1,120,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	965,664

		5,546,414

	Restaurants — 0.9%
435,000	1011778 B.C. ULC/New Red Finance, Inc., 3.875%, 1/15/2028, 144A	422,024
5,765,000	1011778 B.C. ULC/New Red Finance, Inc., 4.375%, 1/15/2028, 144A	5,650,795
2,115,000	McDonald’s Corp., MTN, 3.625%, 9/01/2049(a)	2,320,652
920,000	Yum! Brands, Inc., 4.750%, 1/15/2030, 144A	933,800

		9,327,271

See accompanying notes to financial statements.	| 28

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Retailers — 0.3%
$525,000	AutoNation, Inc., 4.750%, 6/01/2030	$568,873
400,000	Dollar General Corp., 3.500%, 4/03/2030	449,297
2,065,000	Levi Strauss & Co., 5.000%, 5/01/2025, 144A	2,072,765

		3,090,935

	Supermarkets — 0.2%
2,515,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC, 5.750%, 3/15/2025	2,570,028

	Technology — 4.1%
100,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.500%, 1/15/2028	105,825
360,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	389,022
115,000	Broadcom, Inc., 4.250%, 4/15/2026, 144A	127,984
6,185,000	Broadcom, Inc., 4.300%, 11/15/2032, 144A	6,786,049
6,220,000	Broadcom, Inc., 4.750%, 4/15/2029, 144A(a)	7,060,539
1,655,000	Broadcom, Inc., 5.000%, 4/15/2030, 144A	1,902,212
1,650,000	CDW LLC/CDW Finance Corp., 4.125%, 5/01/2025	1,652,062
2,070,000	CommScope, Inc., 6.000%, 3/01/2026, 144A	2,121,750
3,610,000	CommScope, Inc., 7.125%, 7/01/2028, 144A	3,601,336
3,610,000	Equinix, Inc., 2.150%, 7/15/2030	3,578,340
375,000	Equinix, Inc., 3.200%, 11/18/2029	407,835
1,375,000	Iron Mountain, Inc., 5.000%, 7/15/2028, 144A	1,347,088
1,375,000	Iron Mountain, Inc., 5.250%, 7/15/2030, 144A	1,354,375
5,645,000	Micron Technology, Inc., 5.327%, 2/06/2029	6,753,744
2,305,000	MSCI, Inc., 3.625%, 9/01/2030, 144A	2,293,475
1,660,000	Nokia OYJ, EMTN, 2.000%, 3/11/2026, (EUR)	1,846,956
575,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.150%, 5/01/2027, 144A	609,547
330,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.400%, 5/01/2030, 144A	355,063
570,000	Open Text Corp., 3.875%, 2/15/2028, 144A	548,528
530,000	Open Text Holdings, Inc., 4.125%, 2/15/2030, 144A	520,725
240,000	Sabre GLBL, Inc., 9.250%, 4/15/2025, 144A	252,900
810,000	Seagate HDD Cayman, 4.125%, 1/15/2031, 144A	851,129
535,000	SS&C Technologies, Inc., 5.500%, 9/30/2027, 144A	542,832

		45,009,316

	Transportation Services — 0.7%
1,645,000	GMR Hyderabad International Airport Ltd., 5.375%, 4/10/2024	1,590,369
5,805,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.650%, 7/29/2021, 144A(a)	5,941,608

		7,531,977

	Treasuries — 1.5%
338,660,000	Republic of South Africa Government Bond, Series 2037, 8.500%, 1/31/2037, (ZAR)	15,775,261

	Wireless — 2.8%
2,375,000	American Tower Corp., 2.100%, 6/15/2030	2,380,841
860,000	Bharti Airtel Ltd., 4.375%, 6/10/2025	887,517
5,430,000	Crown Castle International Corp., 2.250%, 1/15/2031	5,479,527
1,985,000	IHS Netherlands Holdco BV, 7.125%, 3/18/2025, 144A	2,006,120
3,170,000	Kenbourne Invest S.A., 6.875%, 11/26/2024, 144A	3,203,887

29 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wireless — continued
$730,000	Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	$733,796
330,000	Sprint Capital Corp., 6.875%, 11/15/2028	401,775
575,000	Sprint Communications, Inc., 7.000%, 8/15/2020	577,329
12,470,000	T-Mobile USA, Inc., 3.875%, 4/15/2030, 144A(a)	13,878,611
550,000	T-Mobile USA, Inc., 4.500%, 2/01/2026	556,578

		30,105,981

	Wirelines — 0.4%
2,760,000	AT&T, Inc., 3.650%, 6/01/2051	2,889,778
470,000	Level 3 Financing, Inc., 4.625%, 9/15/2027, 144A	473,525
1,150,000	Level 3 Financing, Inc., 5.375%, 8/15/2022	1,151,035

		4,514,338

	Total Non-Convertible Bonds (Identified Cost $870,372,372)	834,102,107

Convertible Bonds — 1.6%
	Cable Satellite — 0.9%
4,280,000	DISH Network Corp., 2.375%, 3/15/2024	3,829,943
6,680,000	DISH Network Corp., 3.375%, 8/15/2026	6,136,346

		9,966,289

	Diversified Manufacturing — 0.1%
600,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024	493,783

	Independent Energy — 0.0%
1,280,000	Chesapeake Energy Corp., 5.500%, 9/15/2026(f)(g)(j)	33,766

	Pharmaceuticals — 0.4%
2,570,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	3,140,692
1,000,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027, 144A	1,163,772

		4,304,464

	Technology — 0.2%
2,255,000	CalAmp Corp., 2.000%, 8/01/2025	1,771,506

	Total Convertible Bonds (Identified Cost $17,916,698)	16,569,808

	Total Bonds and Notes (Identified Cost $888,289,070)	850,671,915

Senior Loans — 0.5%
	Cable Satellite — 0.2%
1,930,000	Ziggo BV, 2019 EUR Term Loan H, 6-month EURIBOR + 3.000%, 3.000%, 1/31/2029, (EUR)(b)	2,090,575

	Independent Energy — 0.0%
811,000	California Resources Corp., 2017 1st Lien Term Loan, 12/31/2022(f)(g)(j)	276,754
3,740,000	Gavilan Resources LLC, 2nd Lien Term Loan, 3/01/2024(f)(g)(j)	9,350

		286,104

See accompanying notes to financial statements.	| 30

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Technology — 0.2%
$1,805,000	Cardtronics USA, Inc., Term Loan B, 6/25/2027(k)	$1,768,900

	Wireless — 0.1%
1,600,000	T-Mobile USA, Inc., 2020 Term Loan, 1-month LIBOR + 3.000%, 3.178%, 4/01/2027(b)	1,596,544

	Total Senior Loans (Identified Cost $9,984,047)	5,742,123

Collateralized Loan Obligations — 5.0%
1,740,000	AGL CLO 3 Ltd., Series 2020-3A, Class D, 3-month LIBOR + 3.300%, 4.190%, 1/15/2033, 144A(b)	1,582,095
1,350,000	AGL CLO 3 Ltd., Series 2020-3A, Class C, 3-month LIBOR + 2.150%, 3.040%, 1/15/2033, 144A(a)(b)	1,284,858
865,000	Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class DR, 3-month LIBOR + 4.000%, 5.219%, 7/15/2032, 144A(b)	828,443
480,000	Apidos CLO XX, Series 2015-20A, Class BRR, 3-month LIBOR + 1.950%, 3.126%, 7/16/2031, 144A(a)(b)	451,526
3,175,000	Apidos CLO XXIII, Series 2015-23A, Class CR, 3-month LIBOR + 2.000%, 3.601%, 4/15/2033, 144A(a)(b)	3,006,888
475,000	Apidos CLO XXXII, Series 2019-32A, Class D, 3-month LIBOR + 3.500%, 5.183%, 1/20/2033, 144A(b)	452,446
1,790,000	ARES LI CLO Ltd., Series 2019-51A, Class C, 3-month LIBOR + 2.700%, 3.919%, 4/15/2031, 144A(a)(b)	1,768,185
400,000	Ballyrock CLO Ltd., Series 2018-1A, Class C, 3-month LIBOR + 3.150%, 4.285%, 4/20/2031, 144A(b)	350,471
850,000	Barings CLO Ltd., Series 2019-4A, Class C, 3-month LIBOR + 2.800%, 4.405%, 1/15/2033, 144A(a)(b)	837,426
500,000	Battalion CLO XVI Ltd., Series 2019-16A, Class D, 3-month LIBOR + 4.360%, 6.263%, 12/19/2032, 144A(b)	480,176
1,915,000	BlueMountain CLO XXIV Ltd., Series 2019-24A, Class C, 3-month LIBOR + 2.700%, 3.835%, 4/20/2031, 144A(a)(b)	1,892,653
915,000	Bristol Park CLO Ltd., Series 2016-1A, Class CR, 3-month LIBOR + 1.950%, 3.169%, 4/15/2029, 144A(a)(b)	872,689
455,000	Burnham Park CLO Ltd., Series 2016-1A, Class CR, 3-month LIBOR + 2.150%, 3.285%, 10/20/2029, 144A(a)(b)	449,611
400,000	Carbone CLO Ltd., Series 2017-1A, Class B, 3-month LIBOR + 1.800%, 2.935%, 1/20/2031, 144A(a)(b)	374,593
1,575,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-2A, Class CR, 3-month LIBOR + 2.250%, 3.241%, 4/27/2027, 144A(b)	1,390,561
500,000	Catamaran CLO Ltd., Series 2013-1A, Class CR, 3-month LIBOR + 1.800%, 2.791%, 1/27/2028, 144A(a)(b)	472,331
265,000	CIFC Funding II Ltd., Series 2014-2RA, Class A3, 3-month LIBOR + 1.900%, 2.920%, 4/24/2030, 144A(a)(b)	250,416
730,000	CIFC Funding II Ltd., Series 2013-2A, Class A3LR, 3-month LIBOR + 1.950%, 3.085%, 10/18/2030, 144A(a)(b)	687,446
2,410,000	Cole Park CLO Ltd., Series 2015-1A, Class DR, 3-month LIBOR + 3.150%, 4.285%, 10/20/2028, 144A(b)	2,223,978
875,000	Dryden 45 Senior Loan Fund, Series 2016-45A, Class ER, 3-month LIBOR + 5.850%, 7.069%, 10/15/2030, 144A(b)	752,759

31 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Collateralized Loan Obligations — (continued)
$615,000	Dryden 80 CLO Ltd., Series 2019-80A, Class D1, 3-month LIBOR + 4.100%, 5.984%, 1/17/2033, 144A(b)	$593,994
250,000	Dryden CLO Ltd., Series 2018-64A, Class C, 3-month LIBOR + 1.750%, 2.885%, 4/18/2031, 144A(a)(b)	233,323
300,000	Dryden XXVI Senior Loan Fund, Series 2013-26A, Class CR, 3-month LIBOR + 1.850%, 3.069%, 4/15/2029, 144A(a)(b)	275,569
230,823	Galaxy XXIX CLO Ltd., Series 2018-29A, Class A, 3-month LIBOR + 0.790%, 1.182%, 11/15/2026, 144A(a)(b)	226,770
330,000	Galaxy XXIX CLO Ltd., Series 2018-29A, Class D, 3-month LIBOR + 2.400%, 2.792%, 11/15/2026, 144A(b)	315,346
1,405,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class E, 3-month LIBOR + 5.850%, 6.208%, 11/22/2031, 144A(b)	1,107,389
650,000	Gilbert Park CLO Ltd., Series 2017-1A, Class D, 3-month LIBOR + 2.950%, 4.169%, 10/15/2030, 144A(b)	585,879
320,000	Goldentree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class C, 3-month LIBOR + 1.900%, 3.035%, 4/20/2030, 144A(a)(b)	301,121
1,110,000	LCM 30 Ltd., Series 30A, Class D, 3-month LIBOR + 3.750%, 4.885%, 4/20/2031, 144A(b)	1,032,923
475,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class C, 3-month LIBOR + 2.150%, 3.193%, 1/23/2031, 144A(a)(b)	447,411
300,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D, 3-month LIBOR + 3.000%, 4.043%, 1/23/2031, 144A(b)	267,052
3,300,000	Neuberger Berman CLO Ltd., Series 2013-14A, Class CR2, 3-month LIBOR + 1.900%, 2.787%, 1/28/2030, 144A(a)(b)	3,151,599
725,000	Neuberger Berman Loan Advisers CLO Ltd., Series 2018-30A, Class E, 3-month LIBOR + 6.750%, 7.885%, 1/20/2031, 144A(b)	627,591
495,000	Octagon Investment Partners 39 Ltd., Series 2018-3A, Class E, 3-month LIBOR + 5.750%, 6.885%, 10/20/2030, 144A(b)	432,468
1,420,000	Octagon Investment Partners 40 Ltd., Series 2019-1A, Class D, 3-month LIBOR + 3.800%, 4.935%, 4/20/2031, 144A(b)	1,335,440
920,000	Octagon Investment Partners XXII Ltd., Series 2014-1A, Class CRR, 3-month LIBOR + 1.900%, 2.998%, 1/22/2030, 144A(a)(b)	850,037
1,745,000	OHA Credit Funding 5 Ltd., Series 2020-5A, Class C, 3-month LIBOR + 2.000%, 3.306%, 4/18/2033, 144A(a)(b)	1,622,746
2,245,000	OHA Loan Funding Ltd., Series 2013-1A, Class DR2, 3-month LIBOR + 3.050%, 4.093%, 7/23/2031, 144A(b)	2,007,906
1,570,000	OHA Loan Funding Ltd., Series 2016-1A, Class CR, 3-month LIBOR + 1.950%, 3.085%, 1/20/2033, 144A(a)(b)	1,463,461
247,294	OZLM XIII Ltd., Series 2015-13A, Class A1R, 3-month LIBOR + 1.080%, 1.840%, 7/30/2027, 144A(a)(b)	243,915
325,000	Palmer Square CLO Ltd., Series 2015-1A, Class CR2, 3-month LIBOR + 3.150%, 3.524%, 5/21/2029, 144A(b)	298,360
300,000	Palmer Square CLO Ltd., Series 2015-2A, Class BR2, 3-month LIBOR + 1.950%, 3.085%, 7/20/2030, 144A(a)(b)	286,366
2,610,000	Parallel Ltd., Series 2017-1A, Class CR, 3-month LIBOR + 2.000%, 3.135%, 7/20/2029, 144A(a)(b)	2,388,495
1,645,000	Parallel Ltd., Series 2018-2A, Class B, 3-month LIBOR + 2.150%, 3.285%, 10/20/2031, 144A(a)(b)	1,535,245

See accompanying notes to financial statements.	| 32

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Collateralized Loan Obligations — (continued)
$1,045,000	Pikes Peak CLO 1, Series 2018-1A, Class D, 3-month LIBOR + 3.150%, 4.170%, 7/24/2031, 144A(b)	$926,340
340,000	Recette CLO LLC, Series 2015-1A, Class DR, 3-month LIBOR + 2.750%, 3.885%, 10/20/2027, 144A(a)(b)	330,781
920,000	Regatta XIII Funding Ltd., Series 2018-2A, Class C, 3-month LIBOR + 3.100%, 4.319%, 7/15/2031, 144A(b)	838,906
2,565,000	Rockford Tower CLO Ltd., Series 2017-2A, Class CR, 3-month LIBOR + 1.900%, 3.119%, 10/15/2029, 144A(a)(b)	2,447,764
740,000	Symphony CLO XX Ltd., Series 2018-20A, Class D, 3-month LIBOR + 3.860%, 5.036%, 1/16/2032, 144A(b)	734,427
920,000	TCW CLO Ltd., Series 2018-1, Class D, 3-month LIBOR + 2.910%, 3.901%, 4/25/2031, 144A(b)	819,878
1,030,000	TICP CLO VII Ltd., Series 2017-7A, Class CR, 3-month LIBOR + 2.150%, 3.660%, 4/15/2033, 144A(a)(b)	981,162
610,000	TICP CLO XV Ltd., Series 2020-15A, Class C, 3-month LIBOR + 2.150%, 3.785%, 4/20/2033, 144A(a)(b)	574,194
895,000	TRESTLES CLO II Ltd., Series 2018-2A, Class D, 3-month LIBOR + 5.750%, 6.741%, 7/25/2031, 144A(b)	707,526
780,000	VERDE CLO Ltd., Series 2019-1A, Class E, 3-month LIBOR + 6.900%, 8.119%, 4/15/2032, 144A(b)	721,669
695,000	Voya CLO Ltd, Series 2019-3A, Class D, 3-month LIBOR + 3.850%, 4.985%, 10/17/2032, 144A(b)	657,160
2,435,000	York CLO-7 Ltd., Series 2019-2A, Class D, 3-month LIBOR + 3.800%, 5.592%, 1/22/2033, 144A(b)	2,230,002

	Total Collateralized Loan Obligations (Identified Cost $53,430,067)	54,009,766

Loan Participations — 0.0%
	ABS Other — 0.0%
1,061,479	Harbour Aircraft Investments Ltd., Series 2017-1, Class C, 8.000%, 11/15/2037 (d)(e) (Identified Cost $1,059,184)	480,319

Shares
Common Stocks — 2.1%
	Aerospace & Defense — 0.0%
428	Lockheed Martin Corp.	156,186
218	Northrop Grumman Corp.	67,022

		223,208

	Air Freight & Logistics — 0.1%
8,781	Expeditors International of Washington, Inc.	667,707

	Banks — 0.0%
4,334	Truist Financial Corp.	162,742

	Beverages — 0.0%
628	PepsiCo, Inc.	83,059

33 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Shares	Description	Value (†)
	Biotechnology — 0.0%
1,835	AbbVie, Inc.	$180,160
722	Amgen, Inc.	170,291

		350,451

	Building Products — 0.0%
4,994	Johnson Controls International PLC	170,495

	Capital Markets — 0.1%
857	CME Group, Inc.	139,297
1,859	Intercontinental Exchange, Inc.	170,284
539	S&P Global, Inc.	177,590

		487,171

	Chemicals — 0.1%
138,555	Hexion Holdings Corp., Class B(i)	978,614

	Communications Equipment — 0.0%
3,847	Cisco Systems, Inc.	179,424

	Construction Materials — 0.2%
673,076	Cemex SAB de CV, Sponsored ADR	1,938,459

	Diversified Telecommunication Services — 0.2%
75,762	AT&T, Inc.	2,290,285
3,101	Verizon Communications, Inc.	170,958

		2,461,243

	Electric Utilities — 0.0%
1,925	Duke Energy Corp.	153,788
619	Entergy Corp.	58,069

		211,857

	Entertainment — 0.0%
2,466	Activision Blizzard, Inc.	187,169

	Food & Staples Retailing — 0.0%
1,243	Walmart, Inc.	148,887

	Health Care Providers & Services — 0.1%
1,823	AmerisourceBergen Corp.	183,704
665	Anthem, Inc.	174,881
926	Cigna Corp.	173,764
453	Humana, Inc.	175,651
575	UnitedHealth Group, Inc.	169,596

		877,596

	Hotels, Restaurants & Leisure — 0.1%
444	Domino’s Pizza, Inc.	164,031
928	McDonald’s Corp.	171,188
6,587	Starbucks Corp.	484,737
1,505	Yum! Brands, Inc.	130,800

		950,756

	Household Durables — 0.0%
3,043	DR Horton, Inc.	168,734

See accompanying notes to financial statements.	| 34

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Shares	Description	Value (†)
	Household Products — 0.0%
1,158	Kimberly-Clark Corp.	$163,683
1,478	Procter & Gamble Co. (The)	176,725

		340,408

	Independent Power & Renewable Electricity Producers — 0.0%
8,267	AES Corp. (The)	119,789

	Industrial Conglomerates — 0.0%
1,087	Honeywell International, Inc.	157,169

	Insurance — 0.1%
1,789	Allstate Corp. (The)	173,515
1,491	Lincoln National Corp.	54,854
4,577	MetLife, Inc.	167,152
2,006	Progressive Corp. (The)	160,701
10,189	Unum Group	169,035

		725,257

	Internet & Direct Marketing Retail — 0.1%
337	Booking Holdings, Inc.(i)	536,618
3,606	eBay, Inc.	189,135

		725,753

	IT Services — 0.1%
870	Accenture PLC, Class A	186,806
1,656	Leidos Holdings, Inc.	155,118
586	MasterCard, Inc., Class A	173,280
158	Visa, Inc., Class A	30,521

		545,725

	Media — 0.0%
4,589	Comcast Corp., Class A	178,879
3,086	Fox Corp., Class A	82,767
2,544	Omnicom Group, Inc.	138,902

		400,548

	Metals & Mining — 0.0%
2,759	Newmont Corp.	170,341

	Multiline Retail — 0.0%
922	Dollar General Corp.	175,650
448	Target Corp.	53,729

		229,379

	Oil, Gas & Consumable Fuels — 0.1%
1,884	Dommo Energia S.A., Sponsored ADR(d)(e)(i)	5,474
9,081	Enterprise Products Partners LP	165,002
11,126	Kinder Morgan, Inc.	168,781
9,018	Williams Cos., Inc. (The)	171,522

		510,779

	Personal Products — 0.1%
3,082	Estee Lauder Cos., Inc. (The), Class A	581,512

	Pharmaceuticals — 0.1%
3,141	Bristol-Myers Squibb Co.	184,691

35 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Shares	Description	Value (†)
	Pharmaceuticals — continued
1,055	Eli Lilly & Co.	$173,210
1,221	Johnson & Johnson	171,709
2,323	Merck & Co., Inc.	179,638

		709,248

	REITs – Diversified — 0.0%
679	American Tower Corp.	175,549

	Road & Rail — 0.0%
1,696	CSX Corp.	118,279
1,002	Union Pacific Corp.	169,408

		287,687

	Semiconductors & Semiconductor Equipment — 0.2%
3,018	Applied Materials, Inc.	182,438
554	Broadcom, Inc.	174,848
2,912	Intel Corp.	174,225
3,478	KLA Corp.	676,401
554	Lam Research Corp.	179,197
478	NVIDIA Corp.	181,597
8,486	QUALCOMM, Inc.	774,008

		2,342,714

	Software — 0.1%
618	Intuit, Inc.	183,045
897	Microsoft Corp.	182,549
6,653	NortonLifeLock, Inc.	131,929
3,317	Oracle Corp.	183,331

		680,854

	Specialty Retail — 0.1%
2,264	Best Buy Co., Inc.	197,579
705	Home Depot, Inc. (The)	176,610
1,297	Lowe’s Cos., Inc.	175,251

		549,440

	Technology Hardware, Storage & Peripherals — 0.1%
2,674	Apple, Inc.	975,475
10,505	HP, Inc.	183,102

		1,158,577

	Textiles, Apparel & Luxury Goods — 0.1%
1,414	LVMH Moet Hennessy Louis Vuitton SE	624,274
6,477	NIKE, Inc., Class B	635,070

		1,259,344

	Tobacco — 0.0%
4,256	Altria Group, Inc.	167,048
2,297	Philip Morris International, Inc.	160,928

		327,976

	Total Common Stocks (Identified Cost $37,243,546)	22,245,621

See accompanying notes to financial statements.	| 36

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Shares	Description	Value (†)
Preferred Stocks — 0.8%
Convertible Preferred Stocks — 0.4%
	Banking — 0.1%
811	Bank of America Corp., Series L, 7.250%	$1,088,524

	Food & Beverage — 0.3%
42,272	Bunge Ltd., 4.875%	3,770,663

	Midstream — 0.0%
1,714	Chesapeake Energy Corp., 5.750%(d)(e)(f)	—
2,329	El Paso Energy Capital Trust I, 4.750%	103,547

		103,547

	Total Convertible Preferred Stocks (Identified Cost $6,307,289)	4,962,734

Non-Convertible Preferred Stocks — 0.4%
	Cable Satellite — 0.4%
4,040,000	NBCUniversal Enterprise, Inc., 5.250%, 144A(a) (Identified Cost $4,040,000)	4,050,100

	Total Preferred Stocks (Identified Cost $10,347,289)	9,012,834

Principal Amount (‡)
Other Investments — 0.1%
	Aircraft ABS — 0.1%
$900	ECAF I Blocker Ltd.(d)(e)(f)(h) (Identified Cost $9,000,000)	1,129,500

Short-Term Investments — 8.2%
35,525,583	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2020 at 0.000% to be repurchased at $35,525,583 on 7/01/2020 collateralized by $31,735,700 U.S. Treasury Note 2.875% due 7/31/2025 valued at $36,236,124 including accrued interest (Note 2 of Notes to Financial Statements)	35,525,583
15,915,000	U.S. Treasury Bills, 0.137%, 11/05/2020(l)	15,906,017
10,785,000	U.S. Treasury Bills, 0.143%, 11/19/2020(l)	10,778,136
10,840,000	U.S. Treasury Bills, 0.161%, 11/27/2020(l)(m)	10,832,597
15,915,000	U.S. Treasury Cash Management Bills, 0.141%, 10/13/2020(l)	15,907,644

	Total Short-Term Investments (Identified Cost $88,953,168)	88,949,977

	Total Investments — 95.3% (Identified Cost $1,098,306,371)	1,032,242,055
	Other assets less liabilities — 4.7%	50,688,162

	Net Assets — 100.0%	$1,082,930,217

37 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Written Options — (0.0%)

Description	Expiration Date	Exercise Price	Shares (††)	Notional Amount	Premiums (Received)	Value (†)
Options on Securities — (0.0%)
AbbVie, Inc., Call	8/21/2020	105.00	(1,200)	$(117,816)	$(1,568)	$(1,824)
Accenture PLC, Call	8/21/2020	215.00	(500)	(107,360)	(2,114)	(4,275)
Activision Blizzard, Inc. Call	8/21/2020	82.50	(1,700)	(129,030)	(4,058)	(3,026)
AES Corp. (The), Call	8/21/2020	16.00	(3,300)	(47,817)	(810)	(1,320)
Allstate Corp. (The), Call	8/21/2020	105.00	(800)	(77,592)	(1,982)	(1,392)
Altria Group, Inc., Call	8/21/2020	45.00	(1,700)	(66,725)	(981)	(399)
American Tower Corp., Call	8/21/2020	280.00	(400)	(103,416)	(2,827)	(2,120)
AmerisourceBergen Corp., Call	8/21/2020	110.00	(1,000)	(100,770)	(2,167)	(1,700)
Amgen, Inc., Call	8/21/2020	250.00	(500)	(117,930)	(2,933)	(2,225)
Anthem, Inc., Call	8/21/2020	300.00	(400)	(105,192)	(1,547)	(1,208)
Apple, Inc., Call	8/21/2020	380.00	(200)	(72,960)	(1,733)	(2,210)
Applied Materials, Inc., Call	8/21/2020	70.00	(2,400)	(145,080)	(3,089)	(2,016)
AT&T, Inc., Call	8/21/2020	33.00	(3,400)	(102,782)	(1,418)	(1,207)
Best Buy Co., Inc., Call	8/21/2020	90.00	(1,500)	(130,905)	(4,211)	(6,375)
Bristol-Myers Squibb Co., Call	8/21/2020	62.50	(1,200)	(70,560)	(980)	(1,464)
Broadcom Ltd., Call	8/21/2020	350.00	(300)	(94,683)	(1,160)	(1,185)
Cisco Systems, Inc., Call	8/21/2020	50.00	(1,500)	(69,960)	(1,001)	(1,290)
CME GROUP, Inc., Call	8/21/2020	200.00	(300)	(48,762)	(398)	(67)
CSX Corp., Call	8/21/2020	80.00	(800)	(55,792)	(366)	(540)
Dollar General Corp., Call	8/21/2020	200.00	(500)	(95,255)	(1,834)	(1,575)
Domino’s Pizza, Inc., Call	8/21/2020	410.00	(200)	(73,888)	(2,473)	(1,200)
DR Horton, Inc., Call	8/21/2020	65.00	(2,400)	(133,080)	(2,465)	(1,836)
Duke Energy Corp., Call	8/21/2020	92.50	(900)	(71,901)	(528)	(157)
eBay, Inc., Call	8/21/2020	50.00	(1,400)	(73,430)	(3,286)	(6,090)
Eli Lilly & Co., Call	8/21/2020	170.00	(400)	(65,672)	(1,527)	(2,060)
Entergy Corp., Call	8/21/2020	110.00	(300)	(28,143)	(236)	(105)
Fox Corp., Call	8/21/2020	33.00	(1,500)	(40,230)	(581)	(412)
Home Depot, Inc. (The), Call	8/21/2020	275.00	(400)	(100,204)	(1,207)	(998)
Honeywell International, Inc., Call	8/21/2020	165.00	(500)	(72,295)	(444)	(515)
HP, Inc., Call	8/21/2020	20.00	(8,400)	(146,412)	(2,435)	(2,982)
Humana, Inc., Call	8/21/2020	420.00	(300)	(116,325)	(1,490)	(2,175)
Intel Corp., Call	8/21/2020	67.50	(1,400)	(83,762)	(1,158)	(798)
Intercontinental Exchange, Inc., Call	8/21/2020	100.00	(1,300)	(119,080)	(2,442)	(1,008)
Intuit, Inc., Call	8/21/2020	310.00	(400)	(118,476)	(2,867)	(3,640)
Johnson & Johnson, Call	8/21/2020	155.00	(900)	(126,567)	(1,266)	(743)
Johnson Controls International PLC, Call	8/21/2020	39.00	(2,900)	(99,006)	(1,558)	(1,349)
Kimberly-Clark Corp., Call	8/21/2020	150.00	(600)	(84,810)	(1,510)	(1,080)
Kinder Morgan, Inc., Call	8/21/2020	18.00	(4,400)	(66,748)	(559)	(396)
Lam Research Corp., Call	8/21/2020	375.00	(400)	(129,384)	(2,467)	(2,610)
Leidos Holdings, Inc., Call	8/21/2020	110.00	(600)	(56,202)	(826)	(375)
Lincoln National Corp., Call	8/21/2020	50.00	(800)	(29,432)	(710)	(312)
Lockheed Martin Corp., Call	8/21/2020	420.00	(200)	(72,984)	(993)	(305)
Lowe’s Cos., Inc., Call	8/21/2020	150.00	(1,100)	(148,632)	(2,021)	(1,870)
MasterCard, Inc., Call	8/21/2020	340.00	(400)	(118,280)	(1,347)	(482)

See accompanying notes to financial statements.	| 38

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Written Options — (continued)

Description	Expiration Date	Exercise Price	Shares (††)	Notional Amount	Premiums (Received)	Value (†)
Options on Securities — (continued)
McDonald’s Corp., Call	8/21/2020	200.00	(300)	$(55,341)	$(1,055)	$(657)
Merck & Co., Inc., Call	8/21/2020	82.50	(1,100)	(85,063)	(1,416)	(1,348)
Microsoft Corp., Call	8/21/2020	220.00	(700)	(142,457)	(1,909)	(2,153)
Newmont Corp., Call	8/21/2020	65.00	(1,600)	(98,784)	(3,403)	(4,792)
Northrop Grumman Corp., Call	8/21/2020	350.00	(100)	(30,744)	(367)	(232)
NVIDIA Corp., Call	8/21/2020	435.00	(300)	(113,973)	(2,795)	(2,483)
Omnicom Group, Inc., Call	8/21/2020	62.50	(1,500)	(81,900)	(806)	(1,500)
Oracle Corp., Call	8/21/2020	57.50	(2,300)	(127,121)	(2,408)	(2,852)
PepsiCo, Inc., Call	8/21/2020	140.00	(200)	(26,452)	(355)	(286)
Philip Morris International, Inc., Call	8/21/2020	80.00	(1,100)	(77,066)	(976)	(511)
Procter & Gamble Co. (The), Call	8/21/2020	130.00	(1,300)	(155,441)	(945)	(871)
Progressive Corp. (The), Call	8/21/2020	85.00	(1,400)	(112,154)	(3,594)	(2,240)
QUALCOMM, Inc., Call	8/21/2020	100.00	(1,500)	(136,815)	(2,771)	(3,150)
S&P Global, Inc., Call	8/21/2020	350.00	(300)	(98,844)	(2,390)	(2,580)
Target Corp., Call	8/21/2020	130.00	(300)	(35,979)	(725)	(587)
Truist Financial Corp., Call	8/21/2020	47.50	(2,100)	(78,855)	(1,548)	(504)
Union Pacific Corp., Call	8/21/2020	185.00	(600)	(101,442)	(1,960)	(1,650)
UnitedHealth Group, Inc., Call	8/21/2020	320.00	(200)	(58,990)	(953)	(1,105)
Unum Group, Call	8/21/2020	20.00	(4,000)	(66,360)	(1,548)	(1,100)
Verizon Communications, Inc., Call	8/21/2020	60.00	(2,100)	(115,773)	(855)	(462)
Williams Cos., Inc. (The), Call	8/21/2020	23.00	(3,600)	(68,472)	(854)	(432)
Yum Brands, Inc., Call	8/21/2020	100.00	(600)	(52,146)	(532)	(390)

Total					$(107,738)	$(102,801)

(‡)	Principal Amount/Par Value stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Options on securities are expressed as shares.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Variable rate security. Rate as of June 30, 2020 is disclosed.
(c)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2020 is disclosed.
(d)	Fair valued by the Fund’s adviser. At June 30, 2020, the value of these securities amounted to $5,143,031 or 0.5% of net assets. See Note 2 of Notes to Financial Statements.
(e)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(f)	Illiquid security.
(g)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2020, the value of these securities amounted to $8,944,645 or 0.8% of net assets. See Note 2 of Notes to Financial Statements.

39 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

(h)	Securities subject to restriction on resale. At June 30, 2020, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
ECAF I Blocker Ltd.	6/18/2015	$9,000,000	$1,129,500	0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class C	12/18/2014	2,211,228	682,739	0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class D	12/18/2014	989,736	101,092	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class E	12/18/2014	2,657,606	—	—

(i)	Non-income producing security.
(j)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(k)	Position is unsettled. Contract rate was not determined at June 30, 2020 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(m)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the value of Rule 144A holdings amounted to $566,285,650 or 52.3% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ARS	Auction Rate Security
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SAFEX	South African Futures Exchange
SLM	Sallie Mae

ARS	Argentine Peso
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	British Pound
THB	Thai Baht
ZAR	South African Rand

See accompanying notes to financial statements.	| 40

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

At June 30, 2020, the Fund had the following open bilateral credit default swap agreements:

Buy Protection
Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate[1]	Expiration Date	Notional Value(‡)		Unamortized Up Front Premium Paid/ (Received)	Market Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	Enel SpA	(1.00%)	6/20/2023	550,000	EUR	$(191)	$(11,116)	$(10,925)
Bank of America, N.A.	United Mexican States	(1.00%)	6/20/2025	1,945,000		168,731	52,563	(116,168)
Bank of America, N.A.	United Mexican States	(1.00%)	6/20/2025	9,720,000		843,358	262,680	(580,678)
Bank of America, N.A.	United Mexican States	(1.00%)	6/20/2025	9,860,000		932,438	266,462	(665,976)
Morgan Stanley Capital Services, Inc.	China Government International Bond	(1.00%)	6/20/2025	10,750,000		(204,679)	(268,985)	(64,306)
Morgan Stanley Capital Services, Inc.	China Government International Bond	(1.00%)	6/20/2025	10,700,000		(245,567)	(267,734)	(22,167)
Morgan Stanley Capital Services, Inc.	Enel SpA	(1.00%)	12/20/2023	6,115,000	EUR	28,568	(127,656)	(156,224)

Total							$(93,786)	$(1,616,444)

At June 30, 2020, the Fund had the following open centrally cleared interest rate swap agreements:

Notional Value	Currency	Expiration Date	Fund Pays[1]	Fund Receives[1]	Market Value	Unrealized Appreciation (Depreciation)[2]
330,000,000	ZAR	5/07/2030	7.580%	3-month SAFEX-JIBAR	$(943,318)	$(944,793)

At June 30, 2020, the Fund had the following open centrally cleared credit default swap agreements:

Sell Protection
Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)	Unamortized Up Front Premium Paid/ (Received)	Market Value	Unrealized Appreciation (Depreciation)
CDX.NA.HY* Series 34 500, 5-Year	5.00%	06/20/2025	5.16%	94,259,000	$(4,665,005)	$(532,375)	$4,132,630

(‡)	Notional value stated in U.S. dollars unless otherwise noted.

41 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

[1]	Payments are made quarterly.
[2]	Differences between unrealized appreciation (depreciation) and market value, if any, are due to interest booked as part of the initial trades.
^

Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

*	CDX.NA.HY is an index composed of North American high yield credit default swaps.

At June 30, 2020, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	7/23/2020	CAD	S	3,020,000	$2,126,392	$2,224,642	$(98,250)
Bank of America, N.A.	7/23/2020	EUR	S	1,665,000	1,809,192	1,871,471	(62,279)
Barclays Bank PLC	7/23/2020	EUR	S	1,955,000	2,124,319	2,197,433	(73,114)
Deutsche Bank AG	7/31/2020	GBP	S	1,400,000	1,741,446	1,735,070	6,376
HSBC Bank USA	8/13/2020	EUR	S	590,000	639,140	663,470	(24,330)
JPMorgan Chase Bank N.A.	7/06/2020	EUR	S	4,900,000	5,306,491	5,505,596	(199,105)
Morgan Stanley Capital Services, Inc.	7/08/2020	COP	S	18,400,000,000	4,535,371	4,893,610	(358,239)
Morgan Stanley Capital Services, Inc.	9/16/2020	EUR	S	1,550,000	1,755,406	1,744,337	11,069
Morgan Stanley Capital Services, Inc.	9/30/2020	EUR	S	1,480,000	1,663,254	1,666,093	(2,839)
Morgan Stanley Capital Services, Inc.	7/31/2020	ZAR	S	315,790,000	16,750,949	18,140,339	(1,389,390)
Standard Chartered Bank	7/02/2020	EUR	B	5,280,000	5,924,688	5,932,078	7,390
Standard Chartered Bank	7/02/2020	EUR	S	5,280,000	5,747,038	5,932,078	(185,040)
Standard Chartered Bank	10/02/2020	EUR	S	5,280,000	5,936,700	5,944,169	(7,469)
UBS AG	7/22/2020	THB	B	471,555,000	14,708,515	15,256,206	547,691
UBS AG	7/22/2020	THB	S	471,555,000	14,494,667	15,256,206	(761,539)

Total							$(2,589,068)

At June 30, 2020, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long U.S. Treasury Bond	9/21/2020	72	$15,704,410	$15,707,250	$(2,840)

See accompanying notes to financial statements.	| 42

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Industry Summary at June 30, 2020 (Unaudited)

ABS Home Equity	7.7%
ABS Car Loan	7.4
ABS Other	5.2
Technology	4.5
Automotive	3.9
Non-Agency Commercial Mortgage-Backed Securities	3.6
Finance Companies	3.6
Wireless	2.9
Cable Satellite	2.9
ABS Whole Business	2.9
Food & Beverage	2.6
Consumer Cyclical Services	2.6
Media Entertainment	2.5
Aerospace & Defense	2.4
Pharmaceuticals	2.4
Government Owned – No Guarantee	2.3
Banking	2.3
Other Investments, less than 2% each	20.4
Short-Term Investments	8.2
Collateralized Loan Obligations	5.0

Total Investments	95.3
Other assets less liabilities (including open written options, swap agreements, forward foreign currency and futures contracts)	4.7

Net Assets	100.0%

43 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)
Common Stocks — 97.0% of Net Assets
	Aerospace & Defense — 2.1%
93,323	Boeing Co. (The)	$17,106,106

	Air Freight & Logistics — 1.8%
202,263	Expeditors International of Washington, Inc.	15,380,079

	Automobiles — 1.0%
327,700	General Motors Co.	8,290,810

	Banks — 4.3%
604,160	Bank of America Corp.	14,348,800
287,005	Citigroup, Inc.	14,665,956
255,400	Wells Fargo & Co.	6,538,240

		35,552,996

	Beverages — 4.1%
66,391	Constellation Brands, Inc., Class A	11,615,106
324,142	Monster Beverage Corp.(a)	22,469,523

		34,084,629

	Biotechnology — 4.0%
80,761	BioMarin Pharmaceutical, Inc.(a)	9,961,062
36,771	Regeneron Pharmaceuticals, Inc.(a)	22,932,234

		32,893,296

	Capital Markets — 7.2%
333,245	Charles Schwab Corp. (The)	11,243,686
28,218	FactSet Research Systems, Inc.	9,268,766
38,000	Moody’s Corp.	10,439,740
23,875	MSCI, Inc.	7,969,953
173,594	SEI Investments Co.	9,544,198
179,111	State Street Corp.	11,382,504

		59,848,847

	Communications Equipment — 1.1%
202,377	Cisco Systems, Inc.	9,438,863

	Consumer Finance — 2.4%
77,800	American Express Co.	7,406,560
201,985	Capital One Financial Corp.	12,642,241

		20,048,801

	Electronic Equipment, Instruments & Components — 0.8%
81,400	TE Connectivity Ltd.	6,638,170

	Energy Equipment & Services — 0.5%
210,651	Schlumberger Ltd.	3,873,872

	Entertainment — 2.9%
31,330	Netflix, Inc.(a)	14,256,403
89,702	Walt Disney Co. (The)	10,002,670

		24,259,073

	Health Care Equipment & Supplies — 0.9%
8,779	Intuitive Surgical, Inc.(a)	5,002,538

See accompanying notes to financial statements.	| 44

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Natixis U.S. Equity Opportunities Fund – (continued)

Shares	Description	Value (†)
	Health Care Equipment & Supplies — continued
23,368	Varian Medical Systems, Inc.(a)	$2,863,047

		7,865,585

	Health Care Providers & Services — 2.9%
127,200	CVS Health Corp.	8,264,184
66,600	HCA Healthcare, Inc.	6,464,196
24,390	Humana, Inc.	9,457,223

		24,185,603

	Health Care Technology — 1.2%
147,555	Cerner Corp.	10,114,895

	Hotels, Restaurants & Leisure — 3.5%
99,800	Hilton Worldwide Holdings, Inc.	7,330,310
114,060	Starbucks Corp.	8,393,675
171,698	Yum China Holdings, Inc.	8,253,523
61,872	Yum! Brands, Inc.	5,377,296

		29,354,804

	Household Products — 0.7%
85,073	Colgate-Palmolive Co.	6,232,448

	Industrial Conglomerates — 0.8%
949,250	General Electric Co.	6,483,378

	Insurance — 1.2%
325,155	American International Group, Inc.	10,138,333

	Interactive Media & Services — 10.2%
20,387	Alphabet, Inc., Class A(a)	28,909,785
8,312	Alphabet, Inc., Class C(a)	11,749,926
194,025	Facebook, Inc., Class A(a)	44,057,257

		84,716,968

	Internet & Direct Marketing Retail — 10.1%
132,410	Alibaba Group Holding Ltd., Sponsored ADR(a)	28,560,837
14,851	Amazon.com, Inc.(a)	40,971,236
7,300	Booking Holdings, Inc.(a)	11,624,082
290,543	Qurate Retail, Inc., Class A(a)	2,760,158

		83,916,313

	IT Services — 5.7%
25,806	Automatic Data Processing, Inc.	3,842,255
353,800	DXC Technology Co.	5,837,700
21,000	MasterCard, Inc., Class A	6,209,700
162,904	Visa, Inc., Class A	31,468,166

		47,357,821

	Life Sciences Tools & Services — 1.1%
25,008	Illumina, Inc.(a)	9,261,713

	Machinery — 2.5%
62,900	Caterpillar, Inc.	7,956,850
83,000	Deere & Co.	13,043,450

		21,000,300

45 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Natixis U.S. Equity Opportunities Fund – (continued)

Shares	Description	Value (†)
	Media — 2.6%
17,425	Charter Communications, Inc., Class A(a)	$8,887,447
321,980	Comcast Corp., Class A	12,550,780

		21,438,227

	Oil, Gas & Consumable Fuels — 2.0%
525,541	Apache Corp.	7,094,804
182,938	EOG Resources, Inc.	9,267,639

		16,362,443

	Pharmaceuticals — 3.4%
86,558	Novartis AG, Sponsored ADR	7,559,976
73,273	Novo Nordisk A/S, Sponsored ADR	4,797,916
373,493	Roche Holding AG, Sponsored ADR	16,202,126

		28,560,018

	Semiconductors & Semiconductor Equipment — 4.0%
61,765	NVIDIA Corp.	23,465,141
109,692	QUALCOMM, Inc.	10,005,007

		33,470,148

	Software — 11.2%
114,816	Autodesk, Inc.(a)	27,462,839
75,511	Microsoft Corp.	15,367,243
373,078	Oracle Corp.	20,620,021
82,233	salesforce.com, Inc.(a)	15,404,708
78,069	Workday, Inc., Class A(a)	14,627,008

		93,481,819

	Textiles, Apparel & Luxury Goods — 0.8%
641,510	Under Armour, Inc., Class A(a)	6,248,307

	Total Common Stocks (Identified Cost $609,264,324)	807,604,665

Principal Amount
Short-Term Investments — 2.8%
$23,154,685	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2020 at 0.000% to be repurchased at $23,154,685 on 7/01/2020 collateralized by $19,549,300 U.S. Treasury Note, 2.250% due 11/15/2027 valued at $22,094,531; $1,415,200 U.S. Treasury Note, 1.625% due 2/15/2026 valued at $1,523,354 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $23,154,685)	23,154,685

	Total Investments — 99.8% (Identified Cost $632,419,009)	830,759,350
	Other assets less liabilities — 0.2%	1,913,665

	Net Assets — 100.0%	$832,673,015

See accompanying notes to financial statements.	| 46

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Natixis U.S. Equity Opportunities Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at June 30, 2020 (Unaudited)

Software	11.2%
Interactive Media & Services	10.2
Internet & Direct Marketing Retail	10.1
Capital Markets	7.2
IT Services	5.7
Banks	4.3
Beverages	4.1
Semiconductors & Semiconductor Equipment	4.0
Biotechnology	4.0
Hotels, Restaurants & Leisure	3.5
Pharmaceuticals	3.4
Entertainment	2.9
Health Care Providers & Services	2.9
Media	2.6
Machinery	2.5
Consumer Finance	2.4
Aerospace & Defense	2.1
Oil, Gas & Consumable Fuels	2.0
Other Investments, less than 2% each	11.9
Short-Term Investments	2.8

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

47 |	See accompanying notes to financial statements.

Statements of Assets and Liabilities

June 30, 2020 (Unaudited)

	Loomis Sayles Strategic Alpha Fund	Natixis U.S. Equity Opportunities Fund
ASSETS
Investments at cost	$1,098,306,371	$632,419,009
Net unrealized appreciation (depreciation)	(66,064,316)	198,340,341

Investments at value	1,032,242,055	830,759,350
Cash	734,586	114
Due from brokers (Note 2)	33,684,214	—
Foreign currency at value (identified cost $2,003,205 and $0, respectively)	2,001,921	—
Receivable for Fund shares sold	1,788,102	293,294
Receivable for securities sold	21,298,389	3,354,064
Collateral received for open forward foreign currency contracts, options or swap agreements (Notes 2 and 4)	495,789	—
Dividends and interest receivable	8,431,539	335,003
Unrealized appreciation on forward foreign currency contracts (Note 2)	572,526	—
Tax reclaims receivable	—	470,047
Receivable for variation margin on centrally cleared swap agreements (Note 2)	831,023	—
Unamortized upfront premiums paid on bilateral swap agreements (Note 2)	1,973,095	—
Prepaid expenses (Note 8)	207	150

TOTAL ASSETS	1,104,053,446	835,212,022

LIABILITIES
Options written, at value (premiums received $107,738 and $0, respectively) (Note 2)	102,801	—
Payable for securities purchased	11,900,869	—
Unrealized depreciation on bilateral swap agreements (Note 2)	1,616,444	—
Payable for Fund shares redeemed	2,419,121	1,392,120
Unrealized depreciation on forward foreign currency contracts (Note 2)	3,161,594	—
Unamortized upfront premiums received on bilateral swap agreements (Note 2)	450,437	—
Due to brokers (Note 2)	495,789	—
Payable for variation margin on futures contracts (Note 2)	98,503	—
Management fees payable (Note 6)	536,692	520,025
Deferred Trustees’ fees (Note 6)	169,308	441,480
Administrative fees payable (Note 6)	38,005	30,595
Payable to distributor (Note 6d)	189	1,999
Other accounts payable and accrued expenses	133,477	152,788

TOTAL LIABILITIES	21,123,229	2,539,007

NET ASSETS	$1,082,930,217	$832,673,015

NET ASSETS CONSIST OF:
Paid-in capital	$1,184,510,624	$586,609,498
Accumulated earnings (loss)	(101,580,407)	246,063,517

NET ASSETS	$1,082,930,217	$832,673,015

See accompanying notes to financial statements.	| 48

Statements of Assets and Liabilities (continued)

June 30, 2020 (Unaudited)

	Loomis Sayles Strategic Alpha Fund	Natixis U.S. Equity Opportunities Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$31,161,205	$552,514,857

Shares of beneficial interest	3,186,047	15,821,825

Net asset value and redemption price per share	$9.78	$34.92

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$10.21	$37.05

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$14,072,009	$63,193,224

Shares of beneficial interest	1,443,756	2,981,952

Net asset value and offering price per share	$9.75	$21.19

Class N shares:
Net assets	$434,462,863	$326,948

Shares of beneficial interest	44,519,555	7,794

Net asset value, offering and redemption price per share	$9.76	$41.95

Class Y shares:
Net assets	$603,234,140	$216,637,986

Shares of beneficial interest	61,843,240	5,172,425

Net asset value, offering and redemption price per share	$9.75	$41.88

49 |	See accompanying notes to financial statements.

Statements of Operations

For the Six Months Ended June 30, 2020 (Unaudited)

	Loomis Sayles Strategic Alpha Fund	Natixis U.S. Equity Opportunities Fund
INVESTMENT INCOME
Dividends	$1,751,757	$5,597,257
Interest	22,100,987	30,834
Less net foreign taxes withheld	—	(127,914)

	23,852,744	5,500,177

Expenses
Management fees (Note 6)	3,471,713	3,186,374
Service and distribution fees (Note 6)	119,235	1,017,358
Administrative fees (Note 6)	257,765	188,856
Trustees’ fees and expenses (Note 6)	29,033	19,083
Transfer agent fees and expenses (Notes 6 and 7)	220,039	357,642
Audit and tax services fees	41,398	20,773
Custodian fees and expenses	35,029	27,353
Legal fees (Note 8)	14,326	10,705
Registration fees	31,088	57,907
Shareholder reporting expenses	30,175	42,374
Miscellaneous expenses (Note 8)	49,989	25,081

Total expenses	4,299,790	4,953,506
Less waiver and/or expense reimbursement (Note 6)	—	(735)

Net expenses	4,299,790	4,952,771

Net investment income	19,552,954	547,406

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN, SWAP AGREEMENTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	407,173	49,184,271
Futures contracts	6,650,842	—
Options written	46,838	—
Swap agreements	2,272,156	—
Forward foreign currency contracts (Note 2d)	3,694,970	—
Foreign currency transactions (Note 2c)	(719,582)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(17,230,775)	(79,610,039)
Futures contracts	372	—
Options written	(2,379)	—
Swap agreements	1,775,256	—
Forward foreign currency contracts (Note 2d)	(1,483,978)	—
Foreign currency translations (Note 2c)	82,158	—

Net realized and unrealized loss on investments, futures contracts, options written, swap agreements, forward foreign currency contracts and foreign currency transactions	(4,506,949)	(30,425,768)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,046,005	$(29,878,362)

See accompanying notes to financial statements.	| 50

Statements of Changes in Net Assets

	Loomis Sayles Strategic Alpha Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$19,552,954	$49,850,113
Net realized gain (loss) on investments, futures contracts, options written, swap agreements, forward foreign currency contracts and foreign currency transactions	12,352,397	(8,071,488)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, options written, swap agreements, forward foreign currency contracts and foreign currency translations	(16,859,346)	15,971,337

Net increase in net assets resulting from operations	15,046,005	57,749,962

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(323,429)	(1,581,199)
Class C	(99,859)	(411,487)
Class N	(5,301,837)	(8,768,965)
Class Y	(7,349,120)	(34,262,581)

Total distributions	(13,074,245)	(45,024,232)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(219,764,298)	(216,962,192)

Net decrease in net assets	(217,792,538)	(204,236,462)
NET ASSETS
Beginning of the period	1,300,722,755	1,504,959,217

End of the period	$1,082,930,217	$1,300,722,755

51 |	See accompanying notes to financial statements.

Statements of Changes in Net Assets (continued)

	Natixis U.S. Equity Opportunities Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$547,406	$4,347,188
Net realized gain on investments	49,184,271	90,186,547
Net change in unrealized appreciation (depreciation) on investments	(79,610,039)	167,414,696

Net increase (decrease) in net assets resulting from operations	(29,878,362)	261,948,431

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(13,750,474)	(63,482,836)
Class C	(2,699,204)	(12,360,421)
Class N	(7,287)	(44,503)
Class Y	(4,631,193)	(26,597,489)

Total distributions	(21,088,158)	(102,485,249)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(95,724,860)	(78,802,617)

Net increase (decrease) in net assets	(146,691,380)	80,660,565
NET ASSETS
Beginning of the period	979,364,395	898,703,830

End of the period	$832,673,015	$979,364,395

See accompanying notes to financial statements.	| 52

Financial Highlights

For a share outstanding throughout each period.

	Loomis Sayles Strategic Alpha Fund—Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value, beginning of the period	$9.69		$9.62		$9.92		$9.86		$9.45	$9.96

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.30		0.33		0.32		0.30	0.26
Net realized and unrealized gain (loss)	0.04	(b)	0.04		(0.30)		(0.01)		0.31	(0.42)

Total from Investment Operations	0.19		0.34		0.03		0.31		0.61	(0.16)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)		(0.27)		(0.33)		(0.25)		(0.20)	(0.35)

Net asset value, end of the period	$9.78		$9.69		$9.62		$9.92		$9.86	$9.45

Total return(c)	2.01	%(d)	3.58%		0.39%		3.22	%(e)	6.57%	(1.68)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$31,161		$48,815		$36,528		$28,020		$67,746	$116,055
Net expenses	0.99	%(f)	0.99%		1.00	%(g)	1.05	%(h)(i)	1.10%	1.10%
Gross expenses	0.99	%(f)	0.99%		1.00	%(g)	1.06%		1.10%	1.10%
Net investment income	3.11	%(f)	3.10%		3.29%		3.26%		3.14%	2.66%
Portfolio turnover rate	245%		414	%(j)	379	%(j)	178	%(k)	72%	72%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Effective July 1, 2017, the expense limit decreased from 1.30% to 1.00%.
(j)

The variation in the Fund’s turnover rate from 2017 to 2018 was primarily due to a repositioning of the portfolio. During 2019, turnover has remained elevated due to a larger volume of short duration securities held by the Fund.

(k)	The variation in the Fund’s turnover rate from 2016 to 2017 was primarily due to a repositioning of the portfolio.

53 |	See accompanying notes to financial statements.

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Strategic Alpha Fund—Class C
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value, beginning of the period	$9.66		$9.58		$9.88		$9.82		$9.42	$9.93

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.23		0.26		0.25		0.23	0.19
Net realized and unrealized gain (loss)	0.05	(b)	0.04		(0.31)		0.00	(b)(c)	0.30	(0.43)

Total from Investment Operations	0.16		0.27		(0.05)		0.25		0.53	(0.24)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)		(0.19)		(0.25)		(0.19)		(0.13)	(0.27)

Net asset value, end of the period	$9.75		$9.66		$9.58		$9.88		$9.82	$9.42

Total return(d)	1.65	%(e)	2.87	%(f)	(0.42)%		2.53%		5.70%	(2.44)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$14,072		$16,337		$26,883		$33,759		$45,674	$62,453
Net expenses	1.74	%(g)	1.73	%(h)	1.75	%(i)	1.81	%(j)	1.85%	1.85%
Gross expenses	1.74	%(g)	1.74%		1.75	%(i)	1.81%		1.85%	1.85%
Net investment income	2.38	%(g)	2.33%		2.61%		2.52%		2.40%	1.91%
Portfolio turnover rate	245%		414	%(k)	379	%(k)	178	%(l)	72%	72%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Computed on an annualized basis for periods less than one year.
(h)	The administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Includes fee/expense recovery of less than 0.01%.
(j)	Effective July 1, 2017, the expense limit decreased from 2.05% to 1.75%.
(k)

The variation in the Fund’s turnover rate from 2017 to 2018 was primarily due to a repositioning of the portfolio. During 2019, turnover has remained elevated due to a larger volume of short duration securities held by the Fund.

(l)	The variation in the Fund’s turnover rate from 2016 to 2017 was primarily due to a repositioning of the portfolio.

See accompanying notes to financial statements.	| 54

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Strategic Alpha Fund—Class N
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Year Ended December 31, 2018		Period Ended December 31, 2017*
Net asset value, beginning of the period	$9.67		$9.60		$9.90		$9.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.33		0.34		0.25
Net realized and unrealized gain (loss)	0.04	(b)	0.04		(0.28)		(0.04)

Total from Investment Operations	0.21		0.37		0.06		0.21

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.30)		(0.36)		(0.21)

Net asset value, end of the period	$9.76		$9.67		$9.60		$9.90

Total return	2.19	%(c)	3.92%		0.68%		2.11	%(c)(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$434,463		$297,300		$255,226		$59,282
Net expenses	0.68	%(e)	0.67%		0.70	%(f)	0.70	%(e)(g)(h)
Gross expenses	0.68	%(e)	0.67%		0.70	%(f)	0.72	%(e)
Net investment income	3.49	%(e)	3.39%		3.44%		3.83	%(e)
Portfolio turnover rate	245%		414	%(i)	379	%(i)	178	%(j)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of 0.01%.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Effective July 1, 2017, the expense limit decreased from 1.00% to 0.70%.
(i)

The variation in the Fund’s turnover rate from 2017 to 2018 was primarily due to a repositioning of the portfolio. During 2019, turnover has remained elevated due to a larger volume of short duration securities held by the Fund.

(j)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

55 |	See accompanying notes to financial statements.

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Strategic Alpha Fund—Class Y
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value, beginning of the period	$9.67		$9.59		$9.90		$9.85		$9.44	$9.95

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.32		0.35		0.35		0.32	0.29
Net realized and unrealized gain (loss)	0.03	(b)	0.06		(0.31)		(0.01)		0.32	(0.43)

Total from Investment Operations	0.19		0.38		0.04		0.34		0.64	(0.14)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.30)		(0.35)		(0.29)		(0.23)	(0.37)

Net asset value, end of the period	$9.75		$9.67		$9.59		$9.90		$9.85	$9.44

Total return	2.06	%(c)	3.96%		0.53%		3.48	%(d)	6.86%	(1.43)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$603,234		$938,271		$1,186,322		$1,031,537		$1,083,527	$1,183,723
Net expenses	0.74	%(e)	0.74%		0.75	%(f)	0.80	%(g)(h)	0.85%	0.85%
Gross expenses	0.74	%(e)	0.74%		0.75	%(f)	0.81%		0.85%	0.85%
Net investment income	3.34	%(e)	3.33%		3.51%		3.53%		3.39%	2.91%
Portfolio turnover rate	245%		414	%(i)	379	%(i)	178	%(j)	72%	72%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of less than 0.01%.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Effective July 1, 2017, the expense limit decreased from 1.05% to 0.75%.
(i)

The variation in the Fund’s turnover rate from 2017 to 2018 was primarily due to a repositioning of the portfolio. During 2019, turnover has remained elevated due to a larger volume of short duration securities held by the Fund.

(j)	The variation in the Fund’s turnover rate from 2016 to 2017 was primarily due to a repositioning of the portfolio.

See accompanying notes to financial statements.	| 56

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015
Net asset value, beginning of the period	$36.53		$31.00		$36.90	$30.27		$27.60		$27.40

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.02		0.15	(b)	0.08	0.06		0.12		0.06
Net realized and unrealized gain (loss)	(0.77)		9.34		(2.51)	7.88		3.12		1.55

Total from Investment Operations	(0.75)		9.49		(2.43)	7.94		3.24		1.61

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.17)		(0.05)	(0.06)		(0.12)		—
Net realized capital gains	(0.86)		(3.79)		(3.42)	(1.25)		(0.45)		(1.41)

Total Distributions	(0.86)		(3.96)		(3.47)	(1.31)		(0.57)		(1.41)

Net asset value, end of the period	$34.92		$36.53		$31.00	$36.90		$30.27		$27.60

Total return(c)	(1.68	)%(d)	31.03	%(b)	(6.48)%	26.28%		11.86%		5.86%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$552,515		$616,922		$523,665	$604,330		$472,436		$422,069
Net expenses	1.18	%(e)	1.17%		1.16%	1.21	%(f)	1.23	%(g)	1.25	%(h)
Gross expenses	1.18	%(e)	1.17%		1.16%	1.21%		1.23	%(g)	1.25%
Net investment income	0.12	%(e)	0.42	%(b)	0.20%	0.16%		0.42%		0.21%
Portfolio turnover rate	17%		12%		23%	17%		17%		20%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.09, total return would have been 30.87% and the ratio of net investment income to average net assets would have been 0.26%.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2017, the expense limit decreased from 1.25% to 1.20%.
(g)	Includes fee/expense recovery of less than 0.01%.
(h)	Effective July 1, 2015, the expense limit decreased from 1.30% to 1.25%.

57 |	See accompanying notes to financial statements.

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class C
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015
Net asset value, beginning of the period	$22.65		$20.42		$25.73	$21.54		$19.86		$20.24

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.07)		(0.07	)(b)	(0.14)	(0.14)		(0.07)		(0.11)
Net realized and unrealized gain (loss)	(0.53)		6.10		(1.75)	5.58		2.22		1.14

Total from Investment Operations	(0.60)		6.03		(1.89)	5.44		2.15		1.03

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.01)		—	(0.00	)(c)	(0.02)		—
Net realized capital gains	(0.86)		(3.79)		(3.42)	(1.25)		(0.45)		(1.41)

Total Distributions	(0.86)		(3.80)		(3.42)	(1.25)		(0.47)		(1.41)

Net asset value, end of the period	$21.19		$22.65		$20.42	$25.73		$21.54		$19.86

Total return(d)	(2.06	)%(e)	30.06	%(b)	(7.18)%	25.35%		11.02%		5.06%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$63,193		$77,924		$78,783	$112,615		$72,768		$61,864
Net expenses	1.93	%(f)	1.92%		1.91%	1.96	%(g)	1.98	%(h)	2.00	%(i)
Gross expenses	1.93	%(f)	1.92%		1.91%	1.96%		1.98	%(h)	2.00%
Net investment loss	(0.63	)%(f)	(0.31	)%(b)	(0.54)%	(0.59)%		(0.33)%		(0.54)%
Portfolio turnover rate	17%		12%		23%	17%		17%		20%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without this dividend, net investment loss per share would have been $(0.11), total return would have been 29.85% and the ratio of net investment loss to average net assets would have been (0.48)%.

(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2017, the expense limit decreased from 2.00% to 1.95%.
(h)	Includes fee/expense recovery of less than 0.01%.
(i)	Effective July 1, 2015, the expense limit decreased from 2.05% to 2.00%.

See accompanying notes to financial statements.	| 58

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class N
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$43.61		$36.37		$42.63	$37.62

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.19	(b)	0.25	0.12
Net realized and unrealized gain (loss)	(0.90)		11.14		(2.91)	6.20

Total from Investment Operations	(0.80)		11.33		(2.66)	6.32

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.30)		(0.18)	(0.16)
Net realized capital gains	(0.86)		(3.79)		(3.42)	(1.15)

Total Distributions	(0.86)		(4.09)		(3.60)	(1.31)

Net asset value, end of the period	$41.95		$43.61		$36.37	$42.63

Total return(c)	(1.50	)%(d)	31.44	%(b)	(6.11)%	16.78	%(d)
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$327		$654		$1	$1
Net expenses(e)	0.84	%(f)	0.83%		0.76%	0.78	%(f)(g)
Gross expenses	1.16	%(f)	1.42%		13.35%	13.41	%(f)
Net investment income	0.52	%(f)	0.44	%(b)	0.56%	0.44	%(f)
Portfolio turnover rate	17%		12%		23%	17	%(h)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.19, total return would have been 31.27% and the ratio of net investment income to average net assets would have been 0.44%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2017, the expense limit decreased from 0.95% to 0.90%.
(h)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

59 |	See accompanying notes to financial statements.

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class Y
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015
Net asset value, beginning of the period	$43.56		$36.33		$42.61	$34.77		$31.61		$31.18

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.29	(b)	0.20	0.16		0.21		0.15
Net realized and unrealized gain (loss)	(0.90)		10.99		(2.92)	9.07		3.59		1.76

Total from Investment Operations	(0.82)		11.28		(2.72)	9.23		3.80		1.91

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.26)		(0.14)	(0.14)		(0.19)		(0.07)
Net realized capital gains	(0.86)		(3.79)		(3.42)	(1.25)		(0.45)		(1.41)

Total Distributions	(0.86)		(4.05)		(3.56)	(1.39)		(0.64)		(1.48)

Net asset value, end of the period	$41.88		$43.56		$36.33	$42.61		$34.77		$31.61

Total return	(1.57	)%(c)	31.36	%(b)(d)	(6.24)%	26.60%		12.13%		6.11%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$216,638		$283,864		$296,255	$285,008		$143,231		$70,643
Net expenses	0.92	%(e)	0.91	%(f)	0.91%	0.95	%(g)	0.98	%(h)	1.00	%(i)
Gross expenses	0.92	%(e)	0.92%		0.91%	0.95%		0.98	%(h)	1.00%
Net investment income	0.38	%(e)	0.69	%(b)	0.45%	0.40%		0.63%		0.46%
Portfolio turnover rate	17%		12%		23%	17%		17%		20%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.22, total return would have been 31.16% and the ratio of net investment income to average net assets would have been 0.53%.

(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2017, the expense limit decreased from 1.00% to 0.95%.
(h)	Includes fee/expense recovery of less than 0.01%.
(i)	Effective July 1, 2015, the expense limit decreased from 1.05% to 1.00%.

See accompanying notes to financial statements.	| 60

Notes to Financial Statements

June 30, 2020 (Unaudited)

1.  Organization.   Natixis Funds Trust I and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust I:

Natixis U.S. Equity Opportunities Fund (the “U.S. Equity Opportunities Fund”)

Natixis Funds Trust II:

Loomis Sayles Strategic Alpha Fund (the “Strategic Alpha Fund”)

The U.S. Equity Opportunities Fund is a diversified investment company and the Strategic Alpha Fund is a non-diversified investment company.

Each Fund offers Class A, Class C, Class N and Class Y shares.

Class A shares are sold with a maximum front-end sales charge of 4.25% for Strategic Alpha Fund and 5.75% for U.S. Equity Opportunities Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for ten years (at which point they automatically convert to Class A shares) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fee applicable to Class A and Class C) and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

61 |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available. Equity linked notes are valued using broker-dealer bid prices. Broker-dealer bid prices may be used to value debt, unlisted equity securities, senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing

| 62

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Centrally cleared swap agreements are valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps are valued based on prices supplied by an independent pricing source. Domestic exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively. Option contracts on foreign indices are priced at the most recent settlement price. Other exchange-traded options are valued at the average of the closing bid and ask quotations on the exchange on which, over time, they are traded most extensively. Over-the-counter (“OTC”) currency options and swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available. Other OTC option contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on quotations obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

63 |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

As of June 30, 2020, securities and other investments of the funds included in net assets were fair valued as follows:

Fund	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
Strategic Alpha Fund	$8,944,645	0.8%	$5,143,031	0.5%

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Dividends reinvested are reflected as non-cash dividends on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of the investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign

| 64

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

For the six months ended June 30, 2020, the amount of income available to be distributed has been reduced by the following amounts as a result of losses arising from changes in exchange rates:

Strategic Alpha Fund	$5,476,755

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

65 |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

e.  Futures Contracts.  The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Option Contracts.  The Funds may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to

| 66

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option.

Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced. OTC options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.

g.  Swaptions.  The Funds may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate. The notional amounts of swaptions are not recorded in the financial statements.

When a Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked-to-market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When a Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. A Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

OTC interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption.

67 |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

There were no swaptions held by the Funds as of June 30, 2020.

h.  Swap Agreements.  The Funds may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily, and fluctuations in value are recorded

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Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Funds face the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Funds based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Funds’ counterparty credit risk is reduced as the CCP stands between the Funds and the counterparty. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

i.  Due to/from Brokers.  Transactions and positions in certain options, futures, forward foreign currency contracts and swap agreements are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Strategic Alpha Fund represents cash pledged as collateral for forward foreign currency contracts, options, bilateral swap agreements and as initial margin for futures contracts and centrally cleared swap agreements. The due to brokers balance in the Statements of Assets and Liabilities for Strategic Alpha Fund represents cash received as collateral for forward foreign currency contracts. In certain circumstances the Fund’s use of cash, securities and/or foreign currency held at brokers is restricted by regulation or broker mandated limits.

j.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2020 and has concluded that no provisions for income tax are required. The Funds’

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federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

k.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as paydown gains and losses, partnership basis adjustments, capital gains taxes, defaulted and/or non-income producing securities, swap adjustments, foreign currency gains and losses, convertible bond adjustments, distribution redesignations and premium amortization. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, premium amortization, trust preferred securities, partnership basis adjustments, defaulted and/or non-income producing securities, swap adjustments, wash sales, convertible bond adjustments, forward foreign currency contract mark-to-market, straddle loss deferrals and corporate actions. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times

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during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2019 was as follows:

	2019 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Strategic Alpha Fund	$45,024,232	$—	$45,024,232
U.S. Equity Opportunities Fund	6,527,175	95,958,074	102,485,249

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of December 31, 2019, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	Strategic Alpha Fund	U.S. Equity Opportunities Fund
Capital loss carryforward:
Short-term:
No expiration date	$(32,119,936)	$—
Long-term:
No expiration date	(18,331,675)	—

Total capital loss carryforward	$(50,451,611)	$—

Late-year ordinary and post-October capital loss deferrals*	$(2,056,475)	$—

*

Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Strategic Alpha Fund is deferring foreign currency losses.

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As of June 30, 2020, unrealized appreciation (depreciation) on a tax basis was approximately as follows:

	Strategic Alpha Fund	U.S. Equity Opportunities Fund
Unrealized appreciation (depreciation)
Investments	$(33,203,770)	$198,340,341
Foreign currency translations	(34,207,122)	—

Total unrealized appreciation (depreciation)	$(67,410,892)	$198,340,341

As of June 30, 2020, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Strategic Alpha Fund	U.S. Equity Opportunities Fund
Federal tax cost	$1,098,598,855	$632,419,009

Gross tax appreciation	$49,422,835	$261,507,576
Gross tax depreciation	(116,795,213)	(63,167,235)

Net tax appreciation (depreciation)	$(67,372,378)	$198,340,341

The difference between these amounts and those reported in the preceding table are primarily attributable to foreign currency mark-to-market.

Amounts in the tables above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.

l.  Senior Loans.  Strategic Alpha Fund may invest in senior loans to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. The Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. Senior loans outstanding at the end of the period are listed in the Fund’s Portfolio of Investments.

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m.  Loan Participations.  Strategic Alpha Fund’s investments in senior loans may be in the form of participations in loans. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, the Fund may be subject to credit risk from both the party from whom it purchased the loan participation and the borrower. Additionally, the Fund may have minimal control over the terms of any loan modification. Loan participations outstanding at the end of the period, are listed in the Fund’s Portfolio of Investments.

n.  Collateralized Loan Obligations.  Strategic Alpha Fund may invest in collateralized loan obligations (“CLOs”). A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. The intent of the Funds when investing in CLOs is to purchase only higher level, investment grade level select tranches. CLOs outstanding at the end of the period are listed in the Fund’s Portfolio of Investments.

o.  Equity Linked Notes.  Strategic Alpha Fund may invest in equity linked notes. An equity linked note is a structured product that differs from a standard debt instrument where the cash payouts will be based on the return of an underlying equity. An equity linked note is typically purchased at a full nominal amount and includes a coupon with an enhanced yield relative to the dividend yield of the underlying security. At maturity the Fund will receive a redemption amount based on the final price of the underlying equity. The risk of investment in an equity linked note depends on the principal protection offered. Some equity linked notes may guarantee total principal or partial principal amounts while others may not provide any guarantee of principal. The maturity value may also be impacted to the extent of any limit on the return value as part of the note structure. Equity linked notes outstanding at the end of the period, if any, are listed in the Fund’s Portfolio of Investments.

p.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon

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a Fund’s ability to dispose of the underlying securities. As of June 30, 2020, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

q.  When-Issued and Delayed Delivery Transactions.  The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

There were no when-issued or delayed delivery securities held by the Funds as of June 30, 2020.

r.  Stripped Securities.  Each Fund may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its investments in IOs.

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s.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended June 30, 2020, the Funds did not loan securities under this agreement.

t.  Unfunded Loan Commitments.  The Funds may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower. Unfunded loan commitments represent a future obligation, in full, even though a percentage of the committed amount may not be utilized by the borrower. Unfunded loan commitments, and the obligation for future funding, are recorded as a liability on the Statements of Assets and Liabilities at par value at the time the commitment is entered into. Purchases of unfunded loan commitments may have a similar effect on the Fund’s NAV as if the Fund had created a degree of leverage in the portfolio. Market risk exists with these commitments to the same extent as if the securities were owned on a settled basis. Losses may arise due to changes in the value of the unfunded loan commitments.

As of June 30, 2020, the Funds did not have any unfunded loan commitments.

u.  Indemnifications.  Under the Trusts’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

v.  New Accounting Pronouncement.  In March 2020, the Financial Accounting Standards Board issued Accounting Standard Update 2020-04, Reference Rate Reform

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Notes to Financial Statements (continued)

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(Topic 848) (“ASU 2020-04”). In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of the London Interbank Offered Rate (“LIBOR”), which is expected to occur no later than December 31, 2021, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2020-04 amendments offer optional expedients for contract modifications that would allow an entity to account for such modifications by prospectively adjusting the effective interest rate, instead of evaluating each contract, in accordance with existing accounting standards, as to whether reference rate modifications constitute the establishment of new contracts or the continuation of existing contracts. ASU 2020-04 amendments are currently effective and an entity may elect to apply its provisions as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020. No Fund contracts have yet been impacted by reference rate reform. Management expects to apply the optional expedients when appropriate.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does

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Notes to Financial Statements (continued)

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not provide a reliable price for a security. The Funds’ adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2020, at value:

Strategic Alpha Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$82,207,978	$1,120,773	(b)	$83,328,751
ABS Other	—	54,868,995	1,410,371	(c)(d)	56,279,366
Non-Agency Commercial Mortgage-Backed Securities	—	37,359,831	1,623,134	(b)	38,982,965
All Other Non-Convertible Bonds(a)	—	655,511,025	—		655,511,025

Total Non-Convertible Bonds	—	829,947,829	4,154,278		834,102,107

Convertible Bonds(a)	—	16,569,808	—		16,569,808

Total Bonds and Notes	—	846,517,637	4,154,278		850,671,915

Senior Loans(a)	—	5,742,123	—		5,742,123
Collateralized Loan Obligations	—	54,009,766	—		54,009,766
Loan Participations(a)	—	—	480,319	(b)	480,319
Common Stocks
Chemicals	—	978,614	—		978,614
Oil, Gas & Consumable Fuels	505,305	—	5,474	(b)	510,779
Textiles, Apparel & Luxury Goods	635,070	624,274	—		1,259,344
Other Common Stocks(a)	19,496,884	—	—		19,496,884

Total Common Stocks	20,637,259	1,602,888	5,474		22,245,621

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Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

Strategic Alpha Fund (continued)

Asset Valuation Inputs (continued)

Description	Level 1	Level 2	Level 3		Total
Preferred Stocks
Convertible Preferred Stocks
Banking	$1,088,524	$—	$—		$1,088,524
Food & Beverage	—	3,770,663	—		3,770,663
Midstream	103,547	—	—	(d)	103,547

Total Convertible Preferred Stocks	1,192,071	3,770,663	—		4,962,734

Non-Convertible Preferred Stocks(a)	—	4,050,100	—		4,050,100

Total Preferred Stocks	1,192,071	7,820,763	—		9,012,834

Other Investments(a)	—	—	1,129,500	(b)	1,129,500
Short-Term Investments	—	88,949,977	—		88,949,977

Total Investments	21,829,330	1,004,643,154	5,769,571		1,032,242,055

Centrally Cleared Credit Default Swap Agreements (unrealized appreciation)	—	4,132,630	—		4,132,630
Forward Foreign Currency Contracts (unrealized appreciation)	—	572,526	—		572,526

Total	$21,829,330	$1,009,348,310	$5,769,571		$1,036,947,211

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Written Options(a)	$(102,801)	$—	$—		$(102,801)
Bilateral Credit Default Swap Agreements (unrealized depreciation)	—	(1,616,444)	—		(1,616,444)
Centrally Cleared Interest Rate Swap Agreements (unrealized depreciation)	—	(944,793)	—		(944,793)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(3,161,594)	—		(3,161,594)
Futures Contracts (unrealized depreciation)	(2,840)	—	—		(2,840)

Total	$(105,641)	$(5,722,831)	$—		$(5,828,472)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.

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(c)	Fair valued by the Fund’s adviser using a broker dealer bid price provided by a single market maker ($783,831) or valued using broker-dealer bid prices ($626,540).
(d)	Includes securities fair valued at zero by the Fund’s adviser using level 3 inputs.

U.S. Equity Opportunities Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$807,604,665	$—	$—	$807,604,665
Short-Term Investments	—	23,154,685	—	23,154,685

Total	$807,604,665	$23,154,685	$—	$830,759,350

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2019 and/or June 30, 2020:

Strategic Alpha Fund

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2019		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$801,522		$—	$5,345	$(30,775)	$—
ABS Other	2,337,230	(a)	—	28	(1,831,035)	122,937
Independent Energy	523,200	(a)	22,686	(1,472,185)	926,299	—
Non-Agency Commercial Mortgage-Backed Securities	2,770,066		—	—	(1,146,932)	—
Collateralized Loan Obligations	475,000		—	—	—	—
Loan Participations
ABS Other	—		91	14,429	(598,152)	—
Common Stocks
Oil, Gas & Consumable Fuels	-	(a)	—	(439,289)	436,379	—
Preferred Stocks
Midstream	293,900		—	—	(293,900)	—
Other Investments
Aircraft ABS	7,776,000		—	—	(6,646,500)	—
Equity Linked Notes	688,113		—	36,124	(30,859)	—

Total	$15,665,031		$22,777	$(1,855,548)	$(9,215,475)	$122,937

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Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2020		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2020
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$(237,425)	$582,106	$—	$1,120,773		$(25,782)
ABS Other	(81,328)	862,539	—	1,410,371	(a)	(1,831,035)
Independent Energy	—	—	—	—		—
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	1,623,134		(1,146,932)
Collateralized Loan Obligations	—	—	(475,000)	—		—
Loan Participations
ABS Other	(3,939,608)	5,003,559	—	480,319		(598,152)
Common Stocks
Oil, Gas & Consumable Fuels	—	8,384	—	5,474		(2,910)
Preferred Stocks
Midstream	—	—	—	—	(a)	(293,900)
Other Investments
Aircraft ABS	—	—	—	1,129,500		(6,646,500)
Equity Linked Notes	(693,378)	—	—	—		—

Total	$(4,951,739)	$6,456,588	$(475,000)	$5,769,571		$(10,545,211)

(a)	Includes securities fair valued at zero using level 3 inputs.

A debt security valued at $582,106 was transferred from Level 2 to Level 3 during the period ended June 30, 2020. At December 31, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2020, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

A debt security valued at $862,539 was transferred from Level 2 to Level 3 during the period ended June 30, 2020. At December 31, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2020, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities.

A debt security valued at $5,003,559 was transferred from Level 2 to Level 3 during the period ended June 30, 2020. At December 31, 2019, this security was valued at a bid

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price furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2020, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

A debt security valued at $475,000 was transferred from Level 3 to Level 2 during the period ended June 30, 2020. At December 31, 2019, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At June 30, 2020 this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A common stock valued at $8,384 was transferred from Level 1 to Level 3 during the period ended June 30, 2020. At December 31, 2019, this security was valued at the market price in accordance with the Fund’s valuation policies. At June 30,2020, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service was unable to price the security.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Strategic Alpha Fund used during the period include forward foreign currency contracts, futures contracts, option contracts and swap agreements.

Strategic Alpha Fund seeks to achieve positive total returns over a full market cycle. The Fund pursues its objective by utilizing a flexible investment approach that allocates investments across a global range of investment opportunities related to credit, currencies and interest rates, while employing risk management techniques to mitigate downside risk. At times, the Fund expects to gain its investment exposure substantially through the use of derivatives, including forward foreign currency contracts, futures and option contracts, interest rate swaptions and swap agreements. During the six months ended June 30, 2020, the Fund used futures, forward foreign currency contracts, option contracts, interest rate swap agreements and credit default swap agreements (as a protection seller) to gain investment exposures in accordance with its objective.

Strategic Alpha Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts and option contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the six months ended June 30, 2020, the Fund engaged in forward foreign currency contracts for hedging purposes.

Strategic Alpha Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the

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Notes to Financial Statements (continued)

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Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. During the six months ended June 30, 2020, the Fund engaged in credit default swap agreements (as a protection buyer) to hedge its credit exposure.

Strategic Alpha Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts and interest rate swap agreements to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended June 30, 2020, the Fund engaged in interest rate swap agreements for hedging purposes.

Strategic Alpha Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use futures contracts, purchased put options and written call options to hedge against a decline in value of an equity security that it owns. The Fund may also write put options to offset the cost of options used for hedging purposes. During the six months ended June 30, 2020, the Fund engaged in futures and option contracts for hedging purposes.

The following is a summary of derivative instruments for Strategic Alpha Fund as of June 30, 2020, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts	Swap agreements at value[1]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$572,526	$—	$572,526
Credit contracts	—	581,705	581,705

Total over-the counter asset derivatives	$572,526	$581,705	$1,154,231

Total asset derivatives	$572,526	$581,705	$1,154,231

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Notes to Financial Statements (continued)

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Liabilities	Options written at value	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[2]	Swap agreements at value[1]	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$—	$(3,161,594)	$—	$—	$(3,161,594)
Credit contracts	—	—	—	(675,491)	(675,491)

Total over-the counter liability derivatives	$—	$(3,161,594)	$—	$(675,491)	$(3,837,085)

Exchange-traded/cleared liability derivatives
Interest rate contracts	$—	$—	$(2,840)	$(943,318)	$(946,158)
Credit contracts	—	—	—	(532,375)	(532,375)
Equity contracts	(102,801)	—	—	—	(102,801)

Total exchange-traded/cleared liability derivatives	$(102,801)	$—	$(2,840)	$(1,475,693)	$(1,581,334)

Total liability derivatives	$(102,801)	$(3,161,594)	$(2,840)	$(2,151,184)	$(5,418,419)

[1]

Represents swap agreements, at value. Market value of swap agreements is reported in the Portfolio of Investments along with the unamortized upfront premium paid (received), if any, and unrealized appreciation (depreciation) on each individual contract. Unrealized appreciation (depreciation) and upfront premiums paid (received) for bilateral swap agreements are reported within the Statements of Assets and Liabilities.

[2]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

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Notes to Financial Statements (continued)

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Transactions in derivative instruments for Strategic Alpha Fund during the six months ended June 30, 2020, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Investments[3]	Futures contracts	Options written	Swap agreements	Forward foreign currency contracts
Interest rate contracts	$—	$5,071,738	$—	$2,168	$—
Foreign exchange contracts	—	—	—	—	3,694,970
Credit contracts	—	—	—	2,269,988	—
Equity contracts	(94,053)	1,579,104	46,838	—	—

Total	$(94,053)	$6,650,842	$46,838	$2,272,156	$3,694,970

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[3]	Futures contracts	Options written	Swap agreements	Forward foreign currency contracts
Interest rate contracts	$—	$372	$—	$(87,385)	$—
Foreign exchange contracts	—	—	—	—	(1,483,978)
Credit contracts	—	—	—	1,862,641	—
Equity contracts	21,464	—	(2,379)	—	—

Total	$21,464	$372	$(2,379)	$1,775,256	$(1,483,978)

[3]	Represents realized loss and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

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Notes to Financial Statements (continued)

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The volume of forward foreign currency contract, futures contract and swap agreement activity, as a percentage of net assets for Strategic Alpha Fund, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2020:

Strategic Alpha Fund	Forwards	Futures	Credit Default Swaps	Interest Rate Swaps
Average Notional Amount Outstanding	15.04%	2.92%	8.62%	0.46%
Highest Notional Amount Outstanding	25.04%	3.68%	13.60%	1.76%
Lowest Notional Amount Outstanding	5.57%	1.45%	6.52%	0.00%
Notional Amount Outstanding as of June 30, 2020	8.22%	1.45%	13.36%	1.76%

Unrealized gain and/or loss on open forwards, futures and swaps is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward, futures and swap contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Fund’s net assets.

The volume of option contract activity, as a percentage of net assets for Strategic Alpha Fund, based on the month-end market values of instruments underlying purchased and written options, at absolute value, was as follows for the six months ended June 30, 2020:

Strategic Alpha Fund	Put Options Purchased*	Call Options Written*
Average Market Value of Underlying Instruments	1.23%	0.35%
Highest Market Value of Underlying Instruments	4.18%	0.55%
Lowest Market Value of Underlying Instruments	0.00%	0.23%
Market Value of Underlying Instruments as of June 30, 2020	0.00%	0.55%

*

Market value of underlying instruments is determined as follows: for securities by multiplying option shares by the price of the option’s underlying security, for currencies by multiplying par value by the strike price and dividing by the foreign currency exchange rate, for foreign indices by multiplying the number of contracts by the contract multiplier by the price of the underlying index and dividing by the foreign currency exchange rate and for futures by multiplying the number of contracts by the contract multiplier by the price of the underlying futures contract.

Amounts outstanding at the end of the prior period are included in the average amount outstanding.

Over-the-counter derivatives, including forward foreign currency contracts and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their

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Notes to Financial Statements (continued)

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counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

As of June 30, 2020, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Strategic Alpha Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$581,705	$(171,645)	$410,060	$(410,060)	$—
Deutsche Bank AG	6,376	—	6,376	—	6,376
Morgan Stanley Capital Services, Inc.	11,069	(11,069)	—	—	—
Standard Chartered Bank	7,390	(7,390)	—	—	—
UBS AG	547,691	(547,691)	—	—	—

	$1,154,231	$(737,795)	$416,436	$(410,060)	$6,376

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$(171,645)	$171,645	$—	$—	$—
Barclays Bank PLC	(73,114)	—	(73,114)	—	(73,114)
HSBC Bank USA	(24,330)	—	(24,330)	—	(24,330)
JPMorgan	(199,105)	—	(199,105)	—	(199,105)
Morgan Stanley Capital Services, Inc.	(2,414,843)	11,069	(2,403,774)	2,403,774	—
Standard Chartered Bank	(192,509)	7,390	(185,119)	—	(185,119)
UBS AG	(761,539)	547,691	(213,848)	130,000	(83,848)

	$(3,837,085)	$737,795	$(3,099,290)	$2,533,774	$(565,516)

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Notes to Financial Statements (continued)

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The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to over collateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2020:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Strategic Alpha Fund	$39,741,685	$36,060,056

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Notes to Financial Statements (continued)

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Net loss amount reflects securities received as collateral of $495,789, which is recorded on the Statements of Assets and Liabilities. Securities received as collateral are valued in accordance with the Fund’s valuation policies.

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2020, purchases and sales of securities (excluding short-term investments and option/swaption contracts and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Strategic Alpha Fund	$1,978,137,685	$1,978,781,831	$580,069,793	$810,692,063
U.S. Equity Opportunities Fund	—	—	141,667,509	266,749,558

6.   Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Natixis Advisors, L.P. (“Natixis Advisors”) serves as investment adviser to U.S. Equity Opportunities Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.75% of the Fund’s average daily net assets, calculated daily and payable monthly.

Natixis Advisors has entered into subadvisory agreements for the Fund as listed below.

U.S. Equity Opportunities Fund	Harris Associates L.P. (“Harris”)
Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis. Harris is a wholly-owned subsidiary of Natixis.

Under the terms of the subadvisory agreements, the Fund has agreed to pay its subadvisers a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on each Segment’s average daily net assets:

Fund	Subadviser	Percentage of Average Daily Net Assets
U.S. Equity Opportunities Fund
Large Cap Value Segment	Harris	0.52%
All Cap Growth Segment	Loomis Sayles	0.35%

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Notes to Financial Statements (continued)

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Payments to Natixis Advisors are reduced by the amounts of payments to the subadvisers, as calculated based on the table above.

Loomis Sayles is the investment adviser to Strategic Alpha Fund. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.60% of the first $1.25 billion and 0.55% in excess of $1.25 billion of the Fund’s average daily net assets, calculated daily and payable monthly.

Natixis Advisors and Loomis Sayles have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2021, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended June 30, 2020, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Strategic Alpha Fund	1.00%	1.75%	0.70%	0.75%
U.S. Equity Opportunities Fund	1.20%	1.95%	0.90%	0.95%

Natixis Advisors and Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2020, the management fees for each Fund were as follows:

Fund	Gross Management Fees	Percentage of Average Daily Net Assets
Strategic Alpha Fund	$3,471,713	0.60%
U.S. Equity Opportunities Fund	3,186,374	0.75%

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Notes to Financial Statements (continued)

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No expenses were recovered for either Fund during the six months ended June 30, 2020 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended June 30, 2020, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Strategic Alpha Fund	$45,114	$18,530	$55,591
U.S. Equity Opportunities Fund	684,083	83,319	249,956

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

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Notes to Financial Statements (continued)

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For the six months ended June 30, 2020, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Strategic Alpha Fund	$257,765
U.S. Equity Opportunities Fund	188,856

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the six months ended June 30, 2020, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Strategic Alpha Fund	$206,135
U.S. Equity Opportunities Fund	206,889

As of June 30, 2020, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Strategic Alpha Fund	$189
U.S. Equity Opportunities Fund	1,999

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

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Notes to Financial Statements (continued)

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e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended June 30, 2020 were as follows:

Fund	Commissions
Strategic Alpha Fund	$96
U.S. Equity Opportunities Fund	13,039

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $199,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.

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Notes to Financial Statements (continued)

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g.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to U.S. Equity Opportunities Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through April 30, 2021 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended June 30, 2020, Natixis Advisors reimbursed the Fund $735 for transfer agency expenses.

h.  Affiliated Ownership.  As of June 30, 2020, the Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of Strategic Alpha Fund representing 0.25% of the Fund’s net assets.

Investment activities of affiliated shareholders could have material impacts on the Fund.

i.  Interfund Transactions.  A Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common Trustees. For the six months ended June 30, 2020, U.S. Equity Opportunities Fund engaged in purchase transactions of $16,443 with an affiliate of Natixis in compliance with Rule 17a-7 of the 1940 Act pursuant to procedures adopted by the Board of Trustees.

7.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C, and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended June 30, 2020, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Strategic Alpha Fund	$10,664	$4,343	$1,086	$203,946
U.S. Equity Opportunities Fund	230,511	28,037	735	98,359

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the

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Notes to Financial Statements (continued)

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agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended June 30, 2020, neither Fund had borrowings under this agreement.

9.  Risk.  Each Fund’s investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Funds’ investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Strategic Alpha Fund is non-diversified, which means it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

Global markets have experienced periods of high volatility triggered by the rapidly evolving public health emergency known as coronavirus (“COVID-19”). As the situation continues to unfold, the extent and duration of the impact that the COVID-19 outbreak may have on financial markets and the economy as a whole remains highly uncertain. If the effects of the COVID-19 outbreak on financial markets and the economy continue for an extended period of time, the Funds’ future financial and investment results may be adversely affected.

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2020, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Account Holders	Percentage of Ownership
Strategic Alpha Fund	4	51.15%

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Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

11.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
Strategic Alpha Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	387,143	$3,678,184	4,057,576	$39,431,401
Issued in connection with the reinvestment of distributions	31,493	293,249	153,689	1,492,303
Redeemed	(2,269,796)	(21,919,988)	(2,971,674)	(28,966,949)

Net change	(1,851,160)	$(17,948,555)	1,239,591	$11,956,755

Class C
Issued from the sale of shares	90,087	$857,558	166,733	$1,611,447
Issued in connection with the reinvestment of distributions	5,942	55,163	26,221	253,548
Redeemed	(343,473)	(3,261,320)	(1,308,080)	(12,656,029)

Net change	(247,444)	$(2,348,599)	(1,115,126)	$(10,791,034)

Class N
Issued from the sale of shares	20,996,996	$203,614,083	3,995,830	$38,781,677
Issued in connection with the reinvestment of distributions	391,492	3,630,872	905,302	8,768,965
Redeemed	(7,608,616)	(71,071,353)	(750,043)	(7,281,454)

Net change	13,779,872	$136,173,602	4,151,089	$40,269,188

Class Y
Issued from the sale of shares	8,901,676	$85,107,964	33,476,137	$325,247,908
Issued in connection with the reinvestment of distributions	729,957	6,752,426	2,397,834	23,222,284
Redeemed	(44,845,141)	(427,501,136)	(62,461,312)	(606,867,293)

Net change	(35,213,508)	$(335,640,746)	(26,587,341)	$(258,397,101)

Decrease from capital share transactions	(23,532,240)	$(219,764,298)	(22,311,787)	$(216,962,192)

95 |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
U.S. Equity Opportunities Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	409,422	$13,227,163	1,147,417	$39,768,929
Issued in connection with the reinvestment of distributions	432,483	13,035,014	1,642,521	59,555,999
Redeemed	(1,907,189)	(62,392,380)	(2,797,920)	(100,075,167)

Net change	(1,065,284)	$(36,130,203)	(7,982)	$(750,239)

Class C
Issued from the sale of shares	158,507	$3,132,183	409,399	$9,361,060
Issued in connection with the reinvestment of distributions	118,950	2,179,158	443,035	10,083,593
Redeemed	(736,050)	(14,725,630)	(1,269,592)	(29,351,029)

Net change	(458,593)	$(9,414,289)	(417,158)	$(9,906,376)

Class N
Issued from the sale of shares	909	$36,105	14,461	$605,261
Issued in connection with the reinvestment of distributions	201	7,287	1,020	44,503
Redeemed	(8,321)	(295,429)	(506)	(22,193)

Net change	(7,211)	$(252,037)	14,975	$627,571

Class Y
Issued from the sale of shares	1,167,168	$48,413,441	1,739,715	$72,112,902
Issued in connection with the reinvestment of distributions	106,921	3,863,059	514,088	22,126,509
Redeemed	(2,618,308)	(102,204,831)	(3,890,590)	(163,012,984)

Net change	(1,344,219)	$(49,928,331)	(1,636,787)	$(68,773,573)

Decrease from capital share transactions	(2,875,307)	$(95,724,860)	(2,046,952)	$(78,802,617)

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Semiannual Report

June 30, 2020

Loomis Sayles High Income Fund

Loomis Sayles Intermediate Municipal Bond Fund

Loomis Sayles Investment Grade Bond Fund

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-225-5478. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/natixisfunds.

LOOMIS SAYLES HIGH INCOME FUND

Managers	Symbols

Matthew J. Eagan, CFA®	Class A NEFHX

Brian P. Kennedy	Class C NEHCX

Elaine M. Stokes	Class N LSHNX

Todd P. Vandam, CFA®	Class Y NEHYX

Loomis, Sayles & Company, L.P.

Investment Goal

The Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return.

1  |

Average Annual Total Returns — June 30, 20203

						Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 2/29/08)
NAV	-4.39%	-1.90%	3.34%	5.79%	—	0.93%	0.75%

Class A (Inception 2/22/84)
NAV	-4.27	-2.14	3.07	5.54	—	1.18	1.00
With 4.25% Maximum Sales Charge	-8.37	-6.32	2.18	5.07	—

Class C (Inception 3/2/98)
NAV	-4.85	-2.89	2.28	4.73	—	1.93	1.75
With CDSC[1]	-5.77	-3.82	2.28	4.73	—

Class N (Inception 11/30/16)
NAV	-4.13	-1.85	—	—	3.80	0.82	0.70

Comparative Performance
Bloomberg Barclays U.S. Corporate High-Yield Bond Index[2]	-3.80	0.03	4.79	6.68	4.69

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2

The Bloomberg Barclays U.S. Corporate High-Yield Bond Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below, excluding emerging market debt. The Bloomberg Barclays U.S. Corporate High-Yield Bond Index was created in 1986, with history backfilled to July 1, 1983, and rolls up into the Bloomberg Barclays U.S. Universal and Global High-Yield Indices.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  2

LOOMIS SAYLES INTERMEDIATE MUNICIPAL BOND FUND

Managers	Symbols

Dawn Mangerson	Class A MIMAX

James Grabovac, CFA®	Class C MIMCX

Lawrence Jones	Class Y MIMYX

Loomis, Sayles & Company, L.P.

Investment Goal

The Fund seeks a high level of federal tax-exempt current income, consistent with the preservation of capital.

3  |

Average Annual Total Returns — June 30, 20204

					Expense Ratios[5]
	6 Months	1 Year	5 Years	Life of Fund	Gross	Net

Class Y (Inception 12/31/12)[1]
NAV	1.27%	3.35%	3.14%	2.61%	1.61%	0.46%

Class A (Inception 12/31/12)[1]
NAV	1.24	3.10	2.88	2.32	1.85	0.71
With 3.00% Maximum Sales Charge	-1.78	0.00	2.25	1.90

Class C (Inception 12/31/12)[1]
NAV	0.88	2.34	2.12	1.57	2.61	1.46
With CDSC[2]	-0.12	1.34	2.12	1.57

Comparative Performance
Bloomberg Barclays Municipal Bond Index[3]	2.08	4.45	3.93	3.44

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

December 31, 2012 represents the date shares were first registered for public sale under the Securities Act of 1933. November 16, 2012 represents commencement of operations for accounting and financial reporting purposes only.

2	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3	Bloomberg Barclays Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  4

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

Managers	Symbols

Matthew J. Eagan, CFA®	Class A	LIGRX

Brian P. Kennedy	Class C	LGBCX

Elaine M. Stokes	Class N	LGBNX

Loomis, Sayles & Company, L.P.	Class Y	LSIIX

	Admin Class	LIGAX

Investment Goal

The Fund seeks high total investment return through a combination of current income and capital appreciation.

5  |

Average Annual Total Returns — June 30, 20203

						Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 12/31/96)
NAV	5.59%	8.31%	4.76%	5.11%	—	0.56%	0.51%

Class A (Inception 12/31/96)
NAV	5.47	8.05	4.50	4.84	—	0.81	0.76
With 4.25% Maximum Sales Charge	1.01	3.45	3.60	4.39	—

Class C (Inception 9/12/03)
NAV	5.06	7.23	3.70	4.06	—	1.56	1.51
With CDSC[1]	4.06	6.23	3.70	4.06	—

Class N (Inception 2/1/13)
NAV	5.62	8.37	4.84	—	3.74	0.47	0.46

Admin Class (Inception 2/1/10)
NAV	5.36	7.80	4.26	4.60	—	1.06	1.01

Comparative Performance
Bloomberg Barclays U.S. Government/Credit Bond Index[2]	7.21	10.02	4.74	4.13	3.74

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

The Bloomberg Barclays U.S. Government/Credit Bond Index is the non-securitized component of the U.S. Aggregate Index and was the first macro index launched by Barclays Capital. The U.S. Government/Credit Bond Index includes investment grade, US dollar denominated, fixed rate Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and corporate securities. The U.S. Government/Credit Index was launched on January 1, 1979, with index history backfilled to 1973, and is a subset of the Bloomberg Barclays U.S. Aggregate Index.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  6

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT reports are available on the SEC’s website at www.sec.gov.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

7  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectuses. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2020 through June 30, 2020. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

|  8

LOOMIS SAYLES HIGH INCOME FUND	BEGINNING ACCOUNT VALUE 1/1/2020	ENDING ACCOUNT VALUE 6/30/2020	EXPENSES PAID DURING PERIOD* 1/1/2020 – 6/30/2020
Class A
Actual	$1,000.00	$957.30	$4.87
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$5.02
Class C
Actual	$1,000.00	$951.50	$8.49
Hypothetical (5% return before expenses)	$1,000.00	$1,016.16	$8.77
Class N
Actual	$1,000.00	$958.70	$3.41
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	$3.52
Class Y
Actual	$1,000.00	$956.10	$3.65
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	$3.77

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.00%, 1.75%, 0.70% and 0.75% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period).

LOOMIS SAYLES INTERMEDIATE MUNICIPAL BOND FUND	BEGINNING ACCOUNT VALUE 1/1/2020	ENDING ACCOUNT VALUE 6/30/2020	EXPENSES PAID DURING PERIOD* 1/1/2020 – 6/30/2020
Class A
Actual	$1,000.00	$1,012.40	$3.50
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	$3.52
Class C
Actual	$1,000.00	$1,008.80	$7.24
Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.27
Class Y
Actual	$1,000.00	$1,012.70	$2.25
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.26

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.70%, 1.45% and 0.45% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period).

9  |

LOOMIS SAYLES INVESTMENT GRADE BOND FUND	BEGINNING ACCOUNT VALUE 1/1/2020	ENDING ACCOUNT VALUE 6/30/2020	EXPENSES PAID DURING PERIOD* 1/1/2020 – 6/30/2020
Class A
Actual	$1,000.00	$1,054.70	$3.88
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.82
Class C
Actual	$1,000.00	$1,050.60	$7.70
Hypothetical (5% return before expenses)	$1,000.00	$1,017.36	$7.57
Class N
Actual	$1,000.00	$1,056.20	$2.35
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.31
Class Y
Actual	$1,000.00	$1,055.90	$2.61
Hypothetical (5% return before expenses)	$1,000.00	$1,022.33	$2.56
Admin Class
Actual	$1,000.00	$1,053.60	$5.16
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.07

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.76%, 1.51%, 0.46%, 0.51% and 1.01% for Class A, C, N, Y and Admin Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement and Loomis Sayles Intermediate Municipal Bond Fund’s sub-advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers, as applicable (collectively, the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ advisory fees and sub-advisory fees, if any, to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, the use of “soft” commission dollars to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category where available, performance ratings provided by a third-party, total return information for

11 |

various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings. These updates have increased in frequency during the COVID-19 crisis.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2020. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by Natixis Advisors, L.P. (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration increases in the services provided resulting from new regulatory requirements.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

| 12

The Board noted that, through December 31, 2019, each Fund’s one-, three- and five-year performance stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Loomis Sayles High Income Fund	70%	62%	80%
Loomis Sayles Intermediate Municipal Bond Fund	50%	46%	55%
Loomis Sayles Investment Grade Bond Fund	61%	11%	70%

In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third-party for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that more recent performance of the Loomis Sayles Intermediate Municipal Bond Fund has been stronger relative to its category; and (3) that the Loomis Sayles Investment Grade Bond Fund’s mid-term performance was strong relative to its category. The Board also considered information about the Funds’ more recent performance, including how that performance had been impacted by the COVID-19 crisis.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services, as applicable, as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory and sub-advisory fees, as applicable, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Advisers to offer competitive compensation and the potential need to expend additional

13 |

resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that the Funds have expense limitations in place, and they considered the amounts waived or reimbursed by the Adviser for a Fund under their respective expense limitation agreements. They further noted that management had proposed to reduce the expense limitation for Loomis Sayles Investment Grade Bond Fund on all share classes, effective as of July 1, 2020.

The Trustees noted that each of Loomis Sayles High Income Fund and Loomis Sayles Investment Grade Bond Fund had a total advisory fee rate that was above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher advisory fee rate, including that: (1) the advisory fee was only one basis point higher than the median of a peer group of funds for Loomis Sayles High Income Fund; (2) Loomis Sayles High Income Fund had an expense limitation reduction last year that was not fully captured in the comparison data; and (3) management had proposed to further reduce the expense limitation of Loomis Sayles Investment Grade Bond Fund, which had also been reduced last year.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations. With respect to economies of scale, the Trustees noted that Loomis Sayles Investment Grade Bond Fund has a breakpoint in its advisory fees and that each of the Funds was subject to an expense limitation. The Trustees also considered management’s proposal to reduce the expense limitation for Loomis Sayles Investment Grade Bond Fund. In considering these issues, the Trustees also took note of

| 14

the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment each Adviser has made into its business.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events, including but not limited to the COVID-19 crisis, on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2021.

15 |

LIQUIDITY RISK MANAGEMENT PROGRAM

Annual Report for the Period Commencing on December 1, 2018 and ending December 31, 2019 (including updates through June 30, 2020)

Effective December 1, 2018, the Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Rule requires registered open-end funds, including mutual funds and exchange-traded funds to establish liquidity risk management programs in order to effectively manage fund liquidity and mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the Funds to assess, manage and review their liquidity risk considering applicable factors during normal and foreseeable stressed conditions. In fulfilling this requirement, each Fund assesses and reviews (where applicable and amongst other matters) its investment strategy, portfolio holdings, possible investment concentrations, use of derivatives, short-term and long-term cash flow projections, use of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Each Program has established a Program Administrator (“Administrator”) which is the adviser or sub-adviser of the Fund.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

Each Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. If a Fund does not hold a majority of highly liquid investments in its portfolio, then the Fund is required to establish a highly liquid investment minimum (“HLIM”). The Loomis Sayles High Income Fund and the Loomis Sayles Investment Grade Bond Fund have established an HLIM.

During the period from December 1, 2018 to December 31, 2019, there were no material changes to the Program and no material events that impacted the operation of the Funds’ Programs. During the period, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any HLIM or illiquid security violations during the period.

During the period January 1, 2020 through June 30, 2020, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any HLIM or illiquid security violations.

Annual Program Assessment and Conclusion

In the opinion of the Program Administrators, the Program of each Fund approved by the Funds’ Board has been implemented effectively. The Program Administrator has also monitored, assessed and managed each Fund’s liquidity risk regularly and has determined that the Program is operating effectively.

Pursuant to the Rule’s requirements, the Board has received and reviewed a written report prepared by each Fund’s Program Administrator that addressed the operation of the Program, assessed its adequacy and effectiveness and described any material changes made to the Program.

| 16

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 91.9% of Net Assets
Non-Convertible Bonds — 88.8%
	ABS Car Loan — 0.1%
$100,000	Prestige Auto Receivables Trust, Series 2019-1A, Class E, 3.900%, 5/15/2026, 144A	$96,734

	ABS Home Equity — 0.1%
147,019	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.330%, 0.524%, 9/19/2045(a)	107,331

	Aerospace & Defense — 4.7%
20,000	Boeing Co. (The), 3.250%, 2/01/2035	18,236
55,000	Boeing Co. (The), 3.375%, 6/15/2046	45,596
45,000	Boeing Co. (The), 3.500%, 3/01/2039	40,080
20,000	Boeing Co. (The), 3.550%, 3/01/2038	18,214
25,000	Boeing Co. (The), 3.625%, 3/01/2048	21,968
5,000	Boeing Co. (The), 3.650%, 3/01/2047	4,342
30,000	Boeing Co. (The), 3.750%, 2/01/2050	26,936
535,000	Boeing Co. (The), 5.150%, 5/01/2030	596,541
535,000	Boeing Co. (The), 5.805%, 5/01/2050	631,827
640,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	448,000
360,000	Bombardier, Inc., 6.125%, 1/15/2023, 144A	247,608
135,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	119,543
25,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	22,125
638,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	739,110
383,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	482,224
60,000	Moog, Inc., 4.250%, 12/15/2027, 144A	58,200
175,000	Signature Aviation U.S. Holdings, Inc., 4.000%, 3/01/2028, 144A	158,156
295,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	238,213
365,000	Spirit AeroSystems, Inc., 7.500%, 4/15/2025, 144A	359,981
945,000	TransDigm, Inc., 6.250%, 3/15/2026, 144A	942,656
70,000	Wolverine Escrow LLC, 9.000%, 11/15/2026, 144A	50,400

		5,269,956

	Airlines — 0.4%
30,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	17,400
205,000	American Airlines, Inc., 11.750%, 7/15/2025, 144A	194,174
535,000	Latam Finance Ltd., 6.875%, 4/11/2024, 144A(b)	153,524
200,000	Latam Finance Ltd., 7.000%, 3/01/2026, 144A(b)	56,632

		421,730

	Automotive — 5.0%
145,000	American Axle & Manufacturing, Inc., 6.250%, 4/01/2025	142,463
260,000	Clarios Global LP/Clarios U.S. Finance Co.., 8.500%, 5/15/2027, 144A	261,287
170,000	Dana Financing Luxembourg S.a.r.l., 5.750%, 4/15/2025, 144A	172,550
20,000	Dana, Inc., 5.625%, 6/15/2028	19,854
255,000	Delphi Technologies PLC, 5.000%, 10/01/2025, 144A	273,806
685,000	Ford Motor Co., 8.500%, 4/21/2023	724,387
1,510,000	Ford Motor Co., 9.000%, 4/22/2025	1,634,122
200,000	Ford Motor Credit Co. LLC, 3.219%, 1/09/2022	194,542

17 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Automotive — continued
$200,000	Ford Motor Credit Co. LLC, 4.250%, 9/20/2022	$196,042
200,000	Ford Motor Credit Co. LLC, 4.542%, 8/01/2026	189,500
200,000	Ford Motor Credit Co. LLC, 5.113%, 5/03/2029	194,366
200,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	190,436
65,000	General Motors Co., 5.000%, 4/01/2035	64,927
70,000	General Motors Co., 5.150%, 4/01/2038	67,093
450,000	General Motors Co., 6.250%, 10/02/2043	478,203
150,000	General Motors Co., 6.750%, 4/01/2046	163,388
90,000	General Motors Co., 6.800%, 10/01/2027	104,873
150,000	General Motors Financial Co., Inc., 3.700%, 5/09/2023	154,152
180,000	General Motors Financial Co., Inc., 3.950%, 4/13/2024	186,210
10,000	General Motors Financial Co., Inc., 4.250%, 5/15/2023	10,442
115,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	107,123

		5,529,766

	Banking — 1.3%
505,000	Ally Financial, Inc., 5.750%, 11/20/2025	540,370
400,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	371,596
265,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	279,245
200,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	201,626

		1,392,837

	Building Materials — 2.0%
260,000	American Builders & Contractors Supply Co., Inc., 4.000%, 1/15/2028, 144A	252,660
265,000	Builders FirstSource, Inc., 5.000%, 3/01/2030, 144A	249,100
230,000	Cemex SAB de CV, 5.700%, 1/11/2025, 144A	224,825
445,000	James Hardie International Finance DAC, 5.000%, 1/15/2028, 144A	453,900
360,000	JELD-WEN, Inc., 4.625%, 12/15/2025, 144A	345,600
160,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	153,600
565,000	U.S. Concrete, Inc., 6.375%, 6/01/2024	557,938

		2,237,623

	Cable Satellite — 5.3%
350,000	Altice Financing S.A., 5.000%, 1/15/2028, 144A	347,676
80,000	Block Communications, Inc., 4.875%, 3/01/2028, 144A	79,023
230,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030, 144A	234,600
165,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032, 144A	167,063
315,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030, 144A	322,305
205,000	Connect Finco S.a.r.l./Connect U.S. Finco LLC, 6.750%, 10/01/2026, 144A	194,237
605,000	CSC Holdings LLC, 4.125%, 12/01/2030, 144A	599,706
775,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	752,804
150,000	DISH DBS Corp., 7.375%, 7/01/2028, 144A	150,185
415,000	DISH DBS Corp., 7.750%, 7/01/2026	439,900
600,000	Sirius XM Radio, Inc., 4.125%, 7/01/2030, 144A	593,376
1,000,000	Telenet Finance Luxembourg Notes S.a.r.l., 5.500%, 3/01/2028, 144A	1,040,170
235,000	ViaSat, Inc., 6.500%, 7/15/2028, 144A	235,049
225,000	Virgin Media Finance PLC, 5.000%, 7/15/2030, 144A	219,985

See accompanying notes to financial statements.	| 18

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Cable Satellite — continued
$536,000	Ziggo BV, 5.500%, 1/15/2027, 144A	$542,732

		5,918,811

	Chemicals — 2.3%
250,000	Chemours Co. (The), 5.375%, 5/15/2027	225,922
50,000	Chemours Co. (The), 7.000%, 5/15/2025	47,797
1,510,000	Hercules LLC, 6.500%, 6/30/2029	1,476,342
140,000	Hexion, Inc., 7.875%, 7/15/2027, 144A	127,400
20,000	Methanex Corp., 5.250%, 12/15/2029	17,644
230,000	Methanex Corp., 5.650%, 12/01/2044	181,194
185,000	Olin Corp., 5.000%, 2/01/2030	163,725
65,000	Olin Corp., 5.125%, 9/15/2027	60,775
5,000	Olin Corp., 5.625%, 8/01/2029	4,600
200,000	PolyOne Corp., 5.750%, 5/15/2025, 144A	205,750

		2,511,149

	Construction Machinery — 0.3%
280,000	United Rentals North America, Inc., 4.625%, 10/15/2025	281,400

	Consumer Cyclical Services — 4.4%
335,000	Expedia Group, Inc., 3.250%, 2/15/2030	312,335
405,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	431,436
205,000	Expedia Group, Inc., 7.000%, 5/01/2025, 144A	213,088
420,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.250%, 1/15/2028, 144A	395,850
10,000	QVC, Inc., 4.450%, 2/15/2025	9,803
10,000	QVC, Inc., 4.850%, 4/01/2024	10,066
135,000	Realogy Group LLC/Realogy Co-Issuer Corp., 7.625%, 6/15/2025, 144A	135,027
350,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	378,770
300,000	Staples, Inc., 7.500%, 4/15/2026, 144A	235,725
410,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	411,025
2,315,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	2,355,512

		4,888,637

	Consumer Products — 0.4%
115,000	Mattel, Inc., 5.875%, 12/15/2027, 144A	118,450
65,000	Newell Brands, Inc., 4.875%, 6/01/2025	68,074
175,000	Prestige Brands, Inc., 5.125%, 1/15/2028, 144A	172,375
85,000	Valvoline, Inc., 4.375%, 8/15/2025, 144A	85,425

		444,324

	Diversified Manufacturing — 0.5%
200,000	Vertical U.S. Newco, Inc., 5.250%, 7/15/2027, 144A	200,000
155,000	WESCO Distribution, Inc., 7.125%, 6/15/2025, 144A	163,235
215,000	WESCO Distribution, Inc., 7.250%, 6/15/2028, 144A	227,363

		590,598

	Electric — 2.0%
125,000	AES Corp. (The), 5.125%, 9/01/2027	129,688
150,000	AES Corp. (The), 6.000%, 5/15/2026	155,812

19 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Electric — continued
$720,000	Calpine Corp., 5.125%, 3/15/2028, 144A	$705,600
602,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A	683,998
35,000	NRG Energy, Inc., 5.250%, 6/15/2029, 144A	36,750
80,000	NRG Energy, Inc., 5.750%, 1/15/2028	84,400
140,000	PG&E Corp., 5.000%, 7/01/2028	139,958
135,000	PG&E Corp., 5.250%, 7/01/2030	135,770
160,000	Talen Energy Supply LLC, 10.500%, 1/15/2026, 144A	126,400

		2,198,376

	Finance Companies — 3.6%
180,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.500%, 7/15/2025	188,731
120,000	Navient Corp., 5.000%, 3/15/2027	100,800
465,000	Navient Corp., 6.500%, 6/15/2022	456,863
320,000	Navient Corp., 6.750%, 6/25/2025	305,200
315,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025, 144A	294,525
1,355,000	Quicken Loans LLC, 5.250%, 1/15/2028, 144A	1,398,197
15,000	Springleaf Finance Corp., 5.375%, 11/15/2029	14,025
10,000	Springleaf Finance Corp., 6.625%, 1/15/2028	9,900
700,000	Springleaf Finance Corp., 7.125%, 3/15/2026	724,493
120,000	Springleaf Finance Corp., 8.875%, 6/01/2025	128,286
405,000	Unifin Financiera SAB de CV, 7.250%, 9/27/2023, 144A	328,852

		3,949,872

	Financial Other — 1.9%
230,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.750%, 9/15/2024	216,246
1,320,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	1,273,800
120,000	Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027, 144A	114,000
175,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023, 144A	179,585
330,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	348,767

		2,132,398

	Food & Beverage — 2.6%
45,000	Aramark Services, Inc., 4.750%, 6/01/2026	43,312
65,000	Aramark Services, Inc., 5.000%, 2/01/2028, 144A	61,750
165,000	Aramark Services, Inc., 6.375%, 5/01/2025, 144A	170,384
330,000	JBS USA LUX S.A./JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	334,125
495,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	485,664
545,000	Kraft Heinz Foods Co., 4.875%, 10/01/2049, 144A	554,982
275,000	Kraft Heinz Foods Co., 5.000%, 6/04/2042	289,742
10,000	Kraft Heinz Foods Co., 5.200%, 7/15/2045	10,845
75,000	Kraft Heinz Foods Co., 5.500%, 6/01/2050, 144A	79,947
70,000	Lamb Weston Holdings, Inc., 4.875%, 5/15/2028, 144A	74,166
200,000	NBM U.S Holdings, Inc., 6.625%, 8/06/2029, 144A	202,940
225,000	Performance Food Group, Inc., 5.500%, 10/15/2027, 144A	217,125
15,000	Post Holdings, Inc., 5.500%, 12/15/2029, 144A	15,512
335,000	Post Holdings, Inc., 5.750%, 3/01/2027, 144A	345,887

		2,886,381

See accompanying notes to financial statements.	| 20

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Gaming — 3.3%
$375,000	Boyd Gaming Corp., 4.750%, 12/01/2027, 144A	$322,500
175,000	Boyd Gaming Corp., 6.375%, 4/01/2026	166,250
140,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.250%, 10/15/2025, 144A	121,800
100,000	Colt Merger Sub, Inc., 5.750%, 7/01/2025, 144A	100,570
220,000	Colt Merger Sub, Inc., 6.250%, 7/01/2025, 144A	218,625
120,000	Colt Merger Sub, Inc., 8.125%, 7/01/2027, 144A	115,950
290,000	International Game Technology PLC, 5.250%, 1/15/2029, 144A	283,243
200,000	International Game Technology PLC, 6.250%, 1/15/2027, 144A	205,000
205,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.500%, 1/15/2028	194,750
70,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 5.750%, 2/01/2027	71,750
350,000	MGM Resorts International, 5.500%, 4/15/2027	336,875
155,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	124,000
160,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	128,000
270,000	VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/2030, 144A	257,513
575,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 3/01/2025, 144A	526,125
250,000	Wynn Macau Ltd., 5.125%, 12/15/2029, 144A	242,500
215,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029, 144A	192,156

		3,607,607

	Government Owned – No Guarantee — 0.6%
260,000	Petroleos Mexicanos, 5.950%, 1/28/2031, 144A	214,539
130,000	Petroleos Mexicanos, 6.625%, 6/15/2035	105,781
530,000	YPF S.A., 6.950%, 7/21/2027, 144A	371,000

		691,320

	Healthcare — 5.2%
65,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	61,181
745,000	CHS/Community Health Systems, Inc., 6.625%, 2/15/2025, 144A	700,300
300,000	CHS/Community Health Systems, Inc., 8.000%, 3/15/2026, 144A	283,560
300,000	Encompass Health Corp., 4.500%, 2/01/2028	287,736
170,000	HCA, Inc., 7.050%, 12/01/2027	190,400
655,000	HCA, Inc., 7.500%, 12/15/2023	730,325
145,000	HCA, Inc., 7.500%, 11/06/2033	176,175
480,000	HCA, Inc., 8.360%, 4/15/2024	552,000
515,000	HCA, Inc., MTN, 7.750%, 7/15/2036	605,125
290,000	MPH Acquisition Holdings LLC, 7.125%, 6/01/2024, 144A	269,700
125,000	Polaris Intermediate Corp., 8.500%, (9.250% PIK or 8.500% Cash), 12/01/2022, 144A(c)	110,000
655,000	Rede D’or Finance S.a.r.l., 4.500%, 1/22/2030, 144A	576,400
90,000	Select Medical Corp., 6.250%, 8/15/2026, 144A	90,986
100,000	Tenet Healthcare Corp., 4.625%, 6/15/2028, 144A	97,420
390,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	376,432
510,000	Tenet Healthcare Corp., 5.125%, 11/01/2027, 144A	503,217
210,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	208,425

		5,819,382

21 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Home Construction — 0.8%
$215,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S Corp., 4.875%, 2/15/2030, 144A	$179,666
1,200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(b)(d)(e)(f)	—
230,000	KB Home, 4.800%, 11/15/2029	225,975
245,000	Mattamy Group Corp., 4.625%, 3/01/2030, 144A	236,214
185,000	Taylor Morrison Communities, Inc., 5.750%, 1/15/2028, 144A	190,550
90,000	TRI Pointe Group, Inc., 5.700%, 6/15/2028	91,350

		923,755

	Independent Energy — 6.4%
460,000	Aker BP ASA, 5.875%, 3/31/2025, 144A	467,521
255,000	Apache Corp., 4.250%, 1/15/2030	220,437
300,000	Apache Corp., 4.250%, 1/15/2044	228,098
125,000	Apache Corp., 4.750%, 4/15/2043	100,636
55,000	Apache Corp., 5.100%, 9/01/2040	45,185
1,025,000	Bruin E&P Partners LLC, 8.875%, 8/01/2023, 144A(f)(g)	20,500
90,000	California Resources Corp., 5.500%, 9/15/2021(f)(g)(h)	900
41,000	California Resources Corp., 6.000%, 11/15/2024(b)(f)(g)	410
950,000	California Resources Corp., 8.000%, 12/15/2022, 144A(b)(f)(g)	37,402
195,000	Centennial Resource Production LLC, 8.000%, 6/01/2025, 144A	165,766
130,000	Comstock Resources, Inc., 9.750%, 8/15/2026	121,225
185,000	Continental Resources, Inc., 3.800%, 6/01/2024	172,979
255,000	Continental Resources, Inc., 4.375%, 1/15/2028	224,456
120,000	Continental Resources, Inc., 4.500%, 4/15/2023	114,864
160,000	Continental Resources, Inc., 4.900%, 6/01/2044	127,400
25,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	24,214
55,000	EQT Corp., 6.125%, 2/01/2025	54,809
175,000	EQT Corp., 7.000%, 2/01/2030	180,255
200,000	Hess Corp., 5.600%, 2/15/2041	210,092
130,000	MEG Energy Corp., 7.125%, 2/01/2027, 144A	108,063
425,000	Montage Resources Corp., 8.875%, 7/15/2023	335,750
130,000	Murphy Oil Corp., 6.375%, 12/01/2042	100,867
302,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022(f)(g)	49,830
215,000	Occidental Petroleum Corp., 2.700%, 8/15/2022	200,154
240,000	Occidental Petroleum Corp., 2.700%, 2/15/2023	218,700
840,000	Occidental Petroleum Corp., 2.900%, 8/15/2024	717,763
40,000	Occidental Petroleum Corp., 3.000%, 2/15/2027	31,008
20,000	Occidental Petroleum Corp., 3.400%, 4/15/2026	16,250
620,000	Occidental Petroleum Corp., 3.500%, 6/15/2025	523,900
70,000	Occidental Petroleum Corp., 3.500%, 8/15/2029	51,212
70,000	Occidental Petroleum Corp., 4.400%, 8/15/2049	48,300
145,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	132,343
110,000	Occidental Petroleum Corp., 8.500%, 7/15/2027	109,862
100,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	99,875
90,000	Parsley Energy LLC/Parsley Finance Corp., 5.250%, 8/15/2025, 144A	86,432
110,000	Parsley Energy LLC/Parsley Finance Corp., 5.375%, 1/15/2025, 144A	107,008
265,000	Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027, 144A	261,025
50,000	Range Resources Corp., 5.000%, 3/15/2023	43,000

See accompanying notes to financial statements.	| 22

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Independent Energy — continued
$85,000	Range Resources Corp., 9.250%, 2/01/2026, 144A	$76,420
305,000	Seven Generations Energy Ltd., 5.375%, 9/30/2025, 144A	268,400
206,000	SM Energy Co., 10.000%, 1/15/2025, 144A	195,706
200,000	Southwestern Energy Co., 6.200%, 1/23/2025	171,250
30,000	Southwestern Energy Co., 7.500%, 4/01/2026	26,259
20,000	Southwestern Energy Co., 7.750%, 10/01/2027	17,400
210,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.750%, 4/15/2023, 144A	127,050
50,000	Viper Energy Partners LP, 5.375%, 11/01/2027, 144A	49,046
405,000	Whiting Petroleum Corp., 5.750%, 3/15/2021(b)(f)(g)	77,963
50,000	Whiting Petroleum Corp., 6.250%, 4/01/2023(b)(f)(g)	8,679
805,000	Whiting Petroleum Corp., 6.625%, 1/15/2026(b)(f)(g)	142,887
60,000	WPX Energy, Inc., 5.250%, 10/15/2027	56,051
100,000	WPX Energy, Inc., 5.875%, 6/15/2028	96,095

		7,071,697

	Industrial Other — 0.5%
65,000	Hillenbrand, Inc., 5.750%, 6/15/2025	67,275
325,000	HTA Group Ltd. Co., 7.000%, 12/18/2025, 144A	328,692
130,000	Installed Building Products, Inc., 5.750%, 2/01/2028, 144A	130,000

		525,967

	Integrated Energy — 0.4%
85,000	Cenovus Energy, Inc., 3.000%, 8/15/2022	82,658
30,000	Cenovus Energy, Inc., 4.250%, 4/15/2027	27,171
20,000	Cenovus Energy, Inc., 5.250%, 6/15/2037	17,295
200,000	Cenovus Energy, Inc., 5.400%, 6/15/2047	171,695
200,000	Geopark Ltd., 6.500%, 9/21/2024, 144A	182,638

		481,457

	Leisure — 0.5%
330,000	Live Nation Entertainment, Inc., 4.750%, 10/15/2027, 144A	283,869
300,000	Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/01/2027, 144A	273,000

		556,869

	Lodging — 1.3%
75,000	Hyatt Hotels Corp., 5.375%, 4/23/2025	79,475
135,000	Hyatt Hotels Corp., 5.750%, 4/23/2030	148,435
145,000	Marriott International, Inc., 4.625%, 6/15/2030	150,454
605,000	Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028, 144A	549,267
10,000	Marriott Ownership Resorts, Inc., 6.125%, 9/15/2025, 144A	10,225
275,000	Marriott Ownership Resorts, Inc./ILG LLC, 6.500%, 9/15/2026	277,063
20,000	Wyndham Destinations, Inc., 3.900%, 3/01/2023	18,671
255,000	Wyndham Destinations, Inc., 4.625%, 3/01/2030, 144A	234,600

		1,468,190

	Media Entertainment — 4.1%
160,000	Clear Channel Worldwide Holdings, Inc., 9.250%, 2/15/2024	148,416
720,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026, 144A	521,100
120,000	Gray Television, Inc., 5.125%, 10/15/2024, 144A	120,000

23 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Media Entertainment — continued
$275,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	$253,687
119,931	iHeartCommunications, Inc., 6.375%, 5/01/2026	118,732
1,171,125	iHeartCommunications, Inc., 8.375%, 5/01/2027	1,073,184
335,000	Lamar Media Corp., 3.750%, 2/15/2028, 144A	315,838
125,000	Lamar Media Corp., 4.000%, 2/15/2030, 144A	119,650
305,000	Meredith Corp., 6.875%, 2/01/2026	253,611
915,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	981,337
105,000	Nexstar Broadcasting, Inc., 5.625%, 7/15/2027, 144A	104,219
120,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.625%, 3/15/2030, 144A	108,600
160,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.250%, 6/15/2025, 144A	161,048
170,000	Terrier Media Buyer, Inc., 8.875%, 12/15/2027, 144A	162,987
100,000	Univision Communications, Inc., 6.625%, 6/01/2027, 144A	95,500

		4,537,909

	Metals & Mining — 4.5%
205,000	ABJA Investment Co. Pte Ltd., 5.450%, 1/24/2028	189,598
60,000	Allegheny Technologies, Inc., 5.875%, 12/01/2027	55,500
245,000	ArcelorMittal S.A., 7.000%, 3/01/2041	286,540
65,000	ArcelorMittal S.A., 7.250%, 10/15/2039	77,675
435,000	Cleveland-Cliffs, Inc., 9.875%, 10/17/2025, 144A	456,293
190,000	Commercial Metals Co., 4.875%, 5/15/2023	191,425
265,000	First Quantum Minerals Ltd., 6.500%, 3/01/2024, 144A	250,094
1,035,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	980,662
210,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	201,075
265,000	FMG Resources (August 2006) Pty Ltd., 5.125%, 5/15/2024, 144A	272,950
470,000	Freeport-McMoRan, Inc., 4.125%, 3/01/2028	455,900
555,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	538,350
435,000	Mineral Resources Ltd., 8.125%, 5/01/2027, 144A	462,188
440,000	Novelis Corp., 4.750%, 1/30/2030, 144A	420,200
125,000	United States Steel Corp., 6.250%, 3/15/2026	79,063
75,000	United States Steel Corp., 6.875%, 8/15/2025	51,000

		4,968,513

	Midstream — 4.3%
80,000	Buckeye Partners LP, 5.600%, 10/15/2044	64,000
55,000	Buckeye Partners LP, 5.850%, 11/15/2043	47,729
40,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	38,375
70,000	DCP Midstream Operating LP, 5.375%, 7/15/2025	69,475
230,000	DCP Midstream Operating LP, 5.625%, 7/15/2027	231,438
75,000	Enable Midstream Partners LP, 4.400%, 3/15/2027	69,862
160,000	Enable Midstream Partners LP, 4.950%, 5/15/2028	148,207
185,000	Energy Transfer Operating LP, 5.000%, 5/15/2050	175,706
385,000	EnLink Midstream Partners LP, 5.050%, 4/01/2045	239,778
205,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	127,059
435,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	265,350
195,000	EQM Midstream Partners LP, 6.000%, 7/01/2025, 144A	197,519
200,000	EQM Midstream Partners LP, 6.500%, 7/01/2027, 144A	204,844
80,000	EQM Midstream Partners LP, Series 10Y, 5.500%, 7/15/2028	76,200

See accompanying notes to financial statements.	| 24

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Midstream — continued
$320,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.750%, 2/01/2028	$284,800
840,000	Hess Midstream Operations LP, 5.625%, 2/15/2026, 144A	831,172
105,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	79,275
115,000	Sunoco Logistics Partners Operations LP, 5.400%, 10/01/2047	115,059
335,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.000%, 3/01/2027, 144A	297,312
95,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	90,725
285,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	277,875
255,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030, 144A	246,233
360,000	Western Midstream Operating LP, 3.100%, 2/01/2025	341,100
200,000	Western Midstream Operating LP, 4.050%, 2/01/2030	192,518
5,000	Western Midstream Operating LP, 5.250%, 2/01/2050	4,327
20,000	Western Midstream Operating LP, 5.450%, 4/01/2044	16,656

		4,732,594

	Non-Agency Commercial Mortgage-Backed Securities — 1.3%
100,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1-month LIBOR + 3.500%, 3.685%, 11/15/2031, 144A(a)(f)(g)	70,136
225,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1-month LIBOR + 4.500%, 4.685%, 11/15/2031, 144A(a)(f)(g)	141,220
1,020,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	767,171
380,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, 1-month LIBOR + 3.500%, 3.685%, 11/15/2027, 144A(a)(f)(g)	239,322
420,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, 1-month LIBOR + 4.400%, 4.585%, 11/15/2027, 144A(a)(d)(e)(f)	190,690
125,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.966%, 6/15/2045, 144A(i)	51,942

		1,460,481

	Oil Field Services — 0.6%
935,000	McDermott Technology Americas, Inc./McDermott Technology U.S., Inc., 10.625%, 5/01/2024, 144A(b)	60,775
160,000	Noble Holding International Ltd., 5.250%, 3/15/2042(f)(g)	4,800
620,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	279,000
212,925	Transocean Guardian Ltd., 5.875%, 1/15/2024, 144A	185,189
110,500	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	100,555

		630,319

	Packaging — 1.2%
570,000	ARD Finance S.A., 6.500%, (7.250% PIK or 6.500% Cash), 6/30/2027, 144A(c)	563,944
500,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.250%, 8/15/2027, 144A	491,190
290,000	Mauser Packaging Solutions Holding Co., 7.250%, 4/15/2025, 144A	262,963

		1,318,097

25 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Pharmaceuticals — 4.2%
$30,000	Bausch Health Americas, Inc., 8.500%, 1/31/2027, 144A	$31,838
400,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	376,596
910,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	863,363
40,000	Bausch Health Cos., Inc., 5.500%, 3/01/2023, 144A	40,000
36,000	Bausch Health Cos., Inc., 5.875%, 5/15/2023, 144A	35,910
420,000	Bausch Health Cos., Inc., 6.250%, 2/15/2029, 144A	422,100
145,000	Bausch Health Cos., Inc., 7.250%, 5/30/2029, 144A	152,250
280,000	Catalent Pharma Solutions, Inc., 4.875%, 1/15/2026, 144A	284,256
315,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.000%, 6/30/2028, 144A	203,175
206,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.500%, 7/31/2027, 144A	217,886
170,000	Jaguar Holding Co. II/PPD Development LP, 5.000%, 6/15/2028, 144A	174,038
77,000	Par Pharmaceutical, Inc., 7.500%, 4/01/2027, 144A	79,017
180,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	160,718
1,970,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	1,654,800

		4,695,947

	Property & Casualty Insurance — 1.0%
45,000	AmWINS Group, Inc., 7.750%, 7/01/2026, 144A	47,250
200,000	Ardonagh Midco 2 PLC, 11.500%, 1/15/2027, 144A	201,000
780,000	Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	814,710

		1,062,960

	Refining — 0.5%
405,000	Parkland Corp., 5.875%, 7/15/2027, 144A	420,188
135,000	Parkland Corp., 6.000%, 4/01/2026, 144A	138,375

		558,563

	REITs – Diversified — 0.3%
350,000	iStar, Inc., 5.250%, 9/15/2022	339,500

	REITs – Hotels — 0.3%
5,000	Service Properties Trust, 4.350%, 10/01/2024	4,506
5,000	Service Properties Trust, 4.500%, 6/15/2023	4,787
5,000	Service Properties Trust, 4.650%, 3/15/2024	4,519
290,000	Service Properties Trust, 4.750%, 10/01/2026	256,565
30,000	Service Properties Trust, 7.500%, 9/15/2025	31,606

		301,983

	REITs – Mortgage — 1.0%
285,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.250%, 2/01/2027, 144A	228,000
10,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 3/15/2022, 144A	9,500
725,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	625,095
285,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	282,150

		1,144,745

See accompanying notes to financial statements.	| 26

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	REITs – Regional Malls — 0.5%
$645,000	Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.750%, 5/15/2026, 144A	$545,025

	Restaurants — 0.6%
400,000	1011778 B.C. ULC/New Red Finance, Inc., 4.375%, 1/15/2028, 144A	392,076
270,000	Yum! Brands, Inc., 4.750%, 1/15/2030, 144A	274,050

		666,126

	Retailers — 1.6%
75,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028, 144A	72,750
83,000	Asbury Automotive Group, Inc., 4.750%, 3/01/2030, 144A	80,925
55,000	AutoNation, Inc., 4.750%, 6/01/2030	59,596
140,000	L Brands, Inc., 5.250%, 2/01/2028	110,763
105,000	L Brands, Inc., 6.750%, 7/01/2036	86,100
390,000	L Brands, Inc., 6.875%, 11/01/2035	324,441
105,000	Murphy Oil USA, Inc., 4.750%, 9/15/2029	107,363
805,000	PetSmart, Inc., 7.125%, 3/15/2023, 144A	793,634
40,000	PetSmart, Inc., 8.875%, 6/01/2025, 144A	40,098
125,000	William Carter Co. (The), 5.625%, 3/15/2027, 144A	128,750

		1,804,420

	Supermarkets — 0.3%
365,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/2030, 144A	373,442

	Technology — 4.0%
180,000	Broadcom, Inc., 4.300%, 11/15/2032, 144A	197,492
335,000	Camelot Finance S.A., 4.500%, 11/01/2026, 144A	335,000
290,000	CDW LLC/CDM Finance Corp., 4.250%, 4/01/2028	295,527
825,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	743,077
100,000	CommScope Technologies LLC, 6.000%, 6/15/2025, 144A	96,570
385,000	CommScope, Inc., 7.125%, 7/01/2028, 144A	384,076
160,000	Dun & Bradstreet Corp. (The), 6.875%, 8/15/2026, 144A	168,650
245,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	238,263
50,000	NCR Corp., 8.125%, 4/15/2025, 144A	53,000
530,000	Nokia OYJ, 4.375%, 6/12/2027	560,009
110,000	Presidio Holdings, Inc., 4.875%, 2/01/2027, 144A	107,525
110,000	Presidio Holdings, Inc., 8.250%, 2/01/2028, 144A	110,000
170,000	PTC, Inc., 3.625%, 2/15/2025, 144A	168,725
245,000	PTC, Inc., 4.000%, 2/15/2028, 144A	242,579
275,000	Sabre GLBL, Inc., 5.250%, 11/15/2023, 144A	253,000
370,000	Sabre GLBL, Inc., 9.250%, 4/15/2025, 144A	389,887
15,000	Science Applications International Corp., 4.875%, 4/01/2028, 144A	14,911
55,000	Seagate HDD Cayman, 4.125%, 1/15/2031, 144A	57,793

		4,416,084

	Wireless — 2.0%
710,000	Altice France Holding S.A., 10.500%, 5/15/2027, 144A	784,756
265,000	IHS Netherlands Holdco BV, 8.000%, 9/18/2027, 144A	270,295
345,000	Kenbourne Invest S.A., 6.875%, 11/26/2024, 144A	348,688

27 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Wireless — continued
$200,000	Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	$201,040
550,000	Sprint Capital Corp., 6.875%, 11/15/2028	669,625

		2,274,404

	Wirelines — 0.6%
25,000	CenturyLink, Inc., 5.125%, 12/15/2026, 144A	24,938
130,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	125,369
120,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	142,800
130,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/2025, 144A	131,725
235,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 8.250%, 10/15/2023	222,075

		646,907

	Total Non-Convertible Bonds (Identified Cost $103,265,446)	98,482,186

Convertible Bonds — 3.1%
	Cable Satellite — 1.4%
335,000	DISH Network Corp., 2.375%, 3/15/2024	299,774
1,365,000	DISH Network Corp., 3.375%, 8/15/2026	1,253,909

		1,553,683

	Diversified Manufacturing — 0.3%
455,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024	374,452

	Healthcare — 0.2%
260,000	Integra LifeSciences Holdings Corp., 0.500%, 8/15/2025, 144A	236,834

	Independent Energy — 0.0%
645,000	Chesapeake Energy Corp., 5.500%, 9/15/2026(b)(f)(g)	17,015

	Oil Field Services — 0.3%
315,000	Nabors Industries, Inc., 0.750%, 1/15/2024	113,551
395,000	Oil States International, Inc., 1.500%, 2/15/2023	198,148

		311,699

	Pharmaceuticals — 0.5%
145,000	Aerie Pharmaceuticals, Inc., 1.500%, 10/01/2024, 144A	128,700
165,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	201,640
70,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027, 144A	81,464
130,000	Flexion Therapeutics, Inc., 3.375%, 5/01/2024	107,006

		518,810

	Technology — 0.4%
185,000	Avaya Holdings Corp., 2.250%, 6/15/2023	151,785
370,000	CalAmp Corp., 2.000%, 8/01/2025	290,669

		442,454

	Total Convertible Bonds (Identified Cost $4,791,096)	3,454,947

	Total Bonds and Notes (Identified Cost $108,056,542)	101,937,133

See accompanying notes to financial statements.	| 28

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
Collateralized Loan Obligations — 0.2%
$250,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-2A, Class CR, 3-month LIBOR + 2.250%, 3.241%, 4/27/2027, 144A(a) (Identified Cost $220,000)	$220,724

Loan Participations — 0.1%
	ABS Other — 0.1%w
294,855	Harbour Aircraft Investments Ltd., Series 2017-1, Class C, 8.000%, 11/15/2037 (d)(e) (Identified Cost $294,218)	133,422

Shares
Preferred Stocks — 1.4%
	Banking — 0.1%
83	Bank of America Corp., Series L, 7.250%	111,402

	Food & Beverage — 1.3%
16,069	Bunge Ltd., 4.875%	1,433,355

	Midstream — 0.0%
137	Chesapeake Energy Corp., 5.750%(d)(e)(f)	—
20	Chesapeake Energy Corp., 5.750%, 144A(d)(e)(f)	—
988	Chesapeake Energy Corp., 5.750%(d)(e)(f)	—

		—

	Total Preferred Stocks (Identified Cost $2,503,819)	1,544,757

Common Stocks — 0.3%
	Chemicals — 0.1%
12,177	Hexion Holdings Corp., Class B(h)	86,006

	Media — 0.2%
41,970	Clear Channel Outdoor Holdings, Inc.(h)	43,649
17,204	iHeartMedia, Inc., Class A(h)	143,653

		187,302

	Oil, Gas & Consumable Fuels — 0.0%
3,650	Battalion Oil Corp.(h)	34,675

	Total Common Stocks (Identified Cost $1,402,430)	307,983

Other Investments — 0.1%
	Aircraft ABS — 0.1%
100	ECAF I Blocker Ltd.(d)(e)(f)(j) (Identified Cost $1,000,000)	125,500

Warrants — 0.0%
466	iHeartMedia, Inc., Expiration on 5/1/2039(h) (Identified Cost $7,398)	4,078

29 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 6.1%
$6,786,496	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2020 at 0.000% to be repurchased at $6,786,496 on 7/01/2020 collateralized by $6,430,800 U.S. Treasury Note,1.625% due 2/15/2026 valued at $6,922,264 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $6,786,496)	$6,786,496

	Total Investments — 100.1% (Identified Cost $120,270,903)	111,060,093
	Other assets less liabilities — (0.1)%	(125,484)

	Net Assets — 100.0%	$110,934,609

(†)	See Note 2 of Notes to Financial Statements.
(a)	Variable rate security. Rate as of June 30, 2020 is disclosed.
(b)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(c)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended June 30, 2020, interest payments were made in cash.
(d)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(e)	Fair valued by the Fund’s adviser. At June 30, 2020, the value of these securities amounted to $449,612 or 0.4% of net assets. See Note 2 of Notes to Financial Statements.
(f)	Illiquid security.
(g)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2020, the value of these securities amounted to $811,064 or 0.7% of net assets. See Note 2 of Notes to Financial Statements.
(h)	Non-income producing security.
(i)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2020 is disclosed.
(j)	Securities subject to restriction on resale. At June 30, 2020, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
ECAF I Blocker Ltd.	12/20/2016	$1,000,000	$125,500	0.1%

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the value of Rule 144A holdings amounted to $60,232,990 or 54.3% of net assets.

ABS	Asset-Backed Securities
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.	| 30

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Industry Summary at June 30, 2020 (Unaudited)

Cable Satellite	6.7%
Independent Energy	6.4
Healthcare	5.4
Automotive	5.0
Aerospace & Defense	4.7
Pharmaceuticals	4.7
Metals & Mining	4.5
Consumer Cyclical Services	4.4
Technology	4.4
Midstream	4.3
Media Entertainment	4.1
Food & Beverage	3.9
Finance Companies	3.6
Gaming	3.3
Chemicals	2.4
Wireless	2.0
Building Materials	2.0
Electric	2.0
Other Investments, less than 2% each	20.0
Short-Term Investments	6.1
Collateralized Loan Obligations	0.2

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

31 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Intermediate Municipal Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 97.5% of Net Assets
Municipals — 97.5%
	Colorado — 9.0%
$260,000	Colorado Springs Utilities System Revenue, Series B-2, 5.000%, 11/15/2033	$296,650
400,000	Denver City & County School District No. 1, GO, Prerefunded 12/01/2022@100, Series B, (State Aid Withholding), 5.000%, 12/01/2026	444,668
250,000	Denver City & County, Airport System Revenue, Series A, AMT, 5.000%, 11/15/2030	305,842
500,000	Regional Transportation District Sales Tax Revenue, Series A, 5.000%, 11/01/2028	652,515
500,000	State of Colorado, Certificate of Participation, Series A, 4.000%, 12/15/2035	609,270

		2,308,945

	Connecticut — 1.6%
375,000	Connecticut State Health & Educational Facilities Authority, University of New Haven, Series K-1, 5.000%, 7/01/2033	403,462

	Delaware — 1.5%
250,000	University of Delaware, Revenue Bond, 5.000%, 11/01/2043	391,100

	Florida — 12.4%
500,000	Alachua County School Board, Certificate of Participation, (AGM Insured), 5.000%, 7/01/2028	636,705
340,000	Bay County School Board, Certificate of Participation, Series A, (AGM Insured), 5.000%, 7/01/2033	436,750
235,000	City of Cape Coral FL Utility Improvement Assessment, Various Areas, Water & Sewer Revenue, (AGM Insured), 3.000%, 9/01/2027	262,448
95,000	City of Cape Coral FL Utility Improvement Assessment, Various Areas, Water & Sewer Revenue, (AGM Insured), 3.000%, 9/01/2028	107,167
200,000	Clay County, Sales Surtax Revenue, 4.000%, 10/01/2039	232,212
500,000	Fernandina Beach Utility System Revenue, Refunding, Series A, 5.000%, 9/01/2027	567,530
400,000	Sarasota County Utility System Revenue, 5.000%, 10/01/2023	460,076
400,000	Volusia County Educational Facility Authority Revenue, Embry-Riddle Aeronautical University, Inc., Series B, 5.000%, 10/15/2025	467,564

		3,170,452

	Georgia — 1.1%
250,000	Savannah Hospital Authority Revenue, St. Joseph’s/Candler Health System Obligated Group, Series A, 5.500%, 7/01/2027	277,725

	Illinois — 4.5%
540,000	Chicago Midway International Airport Revenue, Second Lien, Refunding, Series A, AMT, 5.000%, 1/01/2031	592,051
500,000	Chicago O’Hare International Airport, Series C, AMT, 5.000%, 1/01/2046	550,730

		1,142,781

	Louisiana — 2.0%
200,000	New Orleans Aviation Board, General Airport Revenue, North Terminal Project, Series B, AMT, 5.000%, 1/01/2035	233,034
250,000	New Orleans Aviation Board, General Airport Revenue, North Terminal Project, Series B, AMT, 5.000%, 1/01/2036	290,347

		523,381

See accompanying notes to financial statements.	| 32

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Intermediate Municipal Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Michigan — 2.9%
$600,000	University of Michigan, 5.000%, 4/01/2032	$732,960

	Nebraska — 1.3%
250,000	Douglas County Hospital Authority No. 2, Series A, 5.000%, 11/15/2030	323,575

	Nevada — 4.3%
500,000	City of Henderson, GO, Various Purpose, Refunding, 5.000%, 6/01/2026	589,230
240,000	Las Vegas Convention & Visitors Authority, Refunding, Series C, 5.000%, 7/01/2032	260,266
200,000	Washoe County School District, GO, Series A, 5.000%, 10/01/2025	241,310

		1,090,806

	New Jersey — 3.4%
265,000	New Jersey Health Care Facilities Financing Authority Revenue, Refunding, Virtua Health, Inc., 5.000%, 7/01/2023	301,334
500,000	New Jersey State Turnpike Authority Revenue, Series A, 5.000%, 1/01/2032	568,330

		869,664

	New Mexico — 2.3%
500,000	New Mexico Hospital Equipment Loan Council Revenue, Presbyterian Healthcare Services Obligated Group, Refunding, 5.000%, 8/01/2031	580,920

	New York — 3.0%
500,000	Metropolitan Transportation Authority, Series D, 4.000%, 11/15/2032	530,600
200,000	New York State Dormitory Authority, Series D, 4.000%, 2/15/2038	234,518

		765,118

	North Carolina — 2.5%
180,000	Buncombe County, Limited Obligation, Revenue, Series A, 4.000%, 6/01/2034	218,162
400,000	North Carolina Agricultural & Technical University System Revenue, Series A, 4.000%, 10/01/2045	418,240

		636,402

	Ohio — 7.0%
500,000	Columbus, GO, Various Purpose, Series A, 5.000%, 8/15/2023	572,000
500,000	Hamilton County Hospital Facilities Revenue, UC Health Obligated Group, 5.000%, 2/01/2024	568,230
500,000	Ohio State University (The), Series A, 5.000%, 12/01/2026	634,880

		1,775,110

	Pennsylvania — 1.2%
270,000	Allegheny County Higher Education Building Authority, Refunding, Series A, 5.000%, 3/01/2029	305,743

	Rhode Island — 2.2%
500,000	Rhode Island Clean Water Finance Agency Pollution Control Agency Revolving Fund-Pooled Loan, Series A, 5.000%, 10/01/2024	573,695

	Tennessee — 2.3%
500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Vanderbilt University Medical Center Obligated Group, Series A, 5.000%, 7/01/2030	588,255

33 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Intermediate Municipal Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Texas — 22.2%
$1,000,000	Bexar County TX, GO, Series B, Prerefunded 6/15/2023@100, 5.000%, 6/15/2043	$1,137,430
500,000	Dallas TX Waterworks & Sewer System Revenue, Series C, 4.000%, 10/01/2037	611,690
500,000	Grand Parkway Transportation Corp, Series A, Prerefunded 10/01/2023@100, 5.500%, 4/01/2053	582,715
1,000,000	Houston TX Combined Utility System Revenue, Refunding, Series A, (AGM Insured), Zero Coupon, 12/01/2025	951,240
300,000	Lower Colorado River Authority, Refunding, 5.000%, 5/15/2030	390,822
500,000	New Braunfels TX Utility System Revenue, 5.000%, 7/01/2029	650,515
400,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue, Methodist Hospitals of Dallas, 5.000%, 10/01/2024	452,344
250,000	Texas City Independent School District, GO, (PSF-GTD), 4.000%, 8/15/2034	298,010
500,000	Texas Public Finance Authority, Refunding, 4.000%, 2/01/2034	606,640

		5,681,406

	Utah — 3.1%
500,000	Utah County Hospital Revenue, IHC Health Services, Inc., Series A, 4.000%, 5/15/2043	582,425
180,000	Utah Transit Authority Sales Tax Revenue, Series A, Prerefunded 06/15/2025@100, 5.000%, 6/15/2038	220,466

		802,891

	Washington — 6.7%
500,000	King County Public Hospital District No. 2, GO, Evergreen Healthcare, Series B, 5.000%, 12/01/2032	590,005
500,000	Port of Seattle Revenue, AMT, 5.000%, 7/01/2029	546,730
500,000	Snohomish County School District No. 15 Edmonds, GO, 5.000%, 12/01/2031	578,025

		1,714,760

	Wisconsin — 1.0%
225,000	Wisconsin Health & Educational Facilities Authority Revenue, Aspirus, Inc. Obligated Group, Refunding, Series A, 5.000%, 8/15/2031	257,112

	Total Bonds and Notes (Identified Cost $23,713,768)	24,916,263

Short-Term Investments — 6.6%
1,673,044	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2020 at 0.000% to be repurchased at $1,673,044 on 7/01/2020 collateralized by $1,512,300 U.S. Treasury Note, 2.500% due 2/28/2026 valued at $1,706,605 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,673,044)	1,673,044

	Total Investments — 104.1% (Identified Cost $25,386,812)	26,589,307
	Other assets less liabilities — (4.1)%	(1,044,767)

	Net Assets — 100.0%	$25,544,540

(†)	See Note 2 of Notes to Financial Statements.

AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
GO	General Obligation

See accompanying notes to financial statements.	| 34

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Intermediate Municipal Bond Fund – (continued)

Industry Summary at June 30, 2020 (Unaudited)

Hospitals	15.5%
Higher Education	13.2
Water and Sewer	11.5
Primary Secondary Education	11.3
General Purpose Public Improvement	11.1
Airports	9.8
Mass Rapid Transportation	5.4
Toll Roads, Streets & Highways	4.5
Pre-Refunded	4.4
Combined Utilities	3.7
Other Transportation	2.4
Pollution Control	2.2
Other Investments, less than 2% each	2.5
Short-Term Investments	6.6

Total Investments	104.1
Other assets less liabilities	(4.1)

Net Assets	100.0%

35 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 92.9% of Net Assets
Non-Convertible Bonds — 92.0%
	ABS Car Loan — 6.5%
$763,318	Ally Auto Receivables Trust, Series 2017-3, Class A3, 1.740%, 9/15/2021	$763,721
16,590,000	Ally Auto Receivables Trust, Series 2019-1, Class A3, 2.910%, 9/15/2023	17,018,342
7,865,000	American Credit Acceptance Receivables Trust, Series 2019-3, Class D, 2.890%, 9/12/2025, 144A	7,896,770
1,965,000	AmeriCredit Automobile Receivables Trust, Series 2018-2, Class D, 4.010%, 7/18/2024	2,043,910
10,515,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class D, 4.040%, 11/18/2024	10,902,556
25,880,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class D, 3.620%, 3/18/2025	26,540,714
12,340,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class D, 2.990%, 6/18/2025	12,422,230
3,655,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A, 2.970%, 3/20/2024, 144A	3,666,553
3,650,000	CarMax Auto Owner Trust, Series 2018-3, Class D, 3.910%, 1/15/2025	3,681,129
13,585,000	CarMax Auto Owner Trust, Series 2019-1, Class D, 4.040%, 8/15/2025	13,747,424
5,811,000	CarMax Auto Owner Trust, Series 2019-2, Class D, 3.410%, 10/15/2025	5,797,043
2,315,000	CarMax Auto Owner Trust, Series 2019-3, Class D, 2.850%, 1/15/2026	2,338,494
4,625,000	CarMax Auto Owner Trust, Series 2020-1, Class D, 2.640%, 7/15/2026	4,459,966
1,800,000	Credit Acceptance Auto Loan Trust, Series 2017-3A, Class C, 3.480%, 10/15/2026, 144A	1,800,880
23,320,000	Credit Acceptance Auto Loan Trust, Series 2019-1A, Class C, 3.940%, 6/15/2028, 144A	23,989,377
6,555,000	Drive Auto Receivables Trust, Series 2018-5, Class D, 4.300%, 4/15/2026	6,833,239
16,395,000	Drive Auto Receivables Trust, Series 2019-1, Class D, 4.090%, 6/15/2026	16,712,502
3,700,000	Drive Auto Receivables Trust, Series 2019-2, Class D, 3.690%, 8/17/2026	3,759,946
10,760,000	DT Auto Owner Trust, Series 2019-1A, Class D, 3.870%, 11/15/2024, 144A	11,083,520
3,950,000	DT Auto Owner Trust, Series 2019-2A, Class D, 3.480%, 2/18/2025, 144A	3,972,953
3,400,000	DT Auto Owner Trust, Series 2019-3A, Class D, 2.960%, 4/15/2025, 144A	3,415,596
3,790,000	First Investors Auto Owner Trust, Series 2019-1A, Class D, 3.550%, 4/15/2025, 144A	3,868,708
4,610,000	Flagship Credit Auto Trust, Series 2019-3, Class D, 2.860%, 12/15/2025, 144A	4,629,558
601,916	Ford Credit Auto Owner Trust, Series 2017-B, Class A3, 1.690%, 11/15/2021	603,537
30,600,000	Ford Credit Auto Owner Trust, Series 2020-B, Class A3, 0.560%, 10/15/2024	30,642,409
8,555,000	GLS Auto Receivables Trust, Series 2019-2A, Class C, 3.540%, 2/18/2025, 144A	8,731,520
15,645,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-1, Class A3, 2.970%, 11/16/2023	15,989,409
6,255,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A3, 1.840%, 9/16/2024	6,400,717
355,594	Honda Auto Receivables Owner Trust, Series 2017-2, Class A3, 1.680%, 8/16/2021	356,566
3,925,000	Honda Auto Receivables Owner Trust, Series 2017-2, Class A4, 1.870%, 9/15/2023	3,945,383

See accompanying notes to financial statements.	| 36

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$5,925,000	Honda Auto Receivables Owner Trust, Series 2019-1, Class A3, 2.830%, 3/20/2023	$6,087,342
6,655,000	Nissan Auto Receivables Owner Trust, Series 2019-C, Class A3, 1.930%, 7/15/2024	6,840,128
18,955,000	Nissan Auto Receivables Owner Trust, Series 2020-B, Class A3, 0.550%, 7/15/2024	18,963,606
12,815,000	Santander Drive Auto Receivables Trust, Series 2020-1, Class D, 5.350%, 3/15/2028	14,085,248
27,665,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class D, 3.650%, 4/15/2025	28,453,898
6,995,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.220%, 7/15/2025	7,175,442
8,455,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class D, 2.680%, 10/15/2025	8,438,261
1,570,837	Toyota Auto Receivables Owner Trust, Series 2017-B, Class A3, 1.760%, 7/15/2021	1,573,127
545,122	Toyota Auto Receivables Owner Trust, Series 2018-C, Class A2A, 2.770%, 8/16/2021	546,338
15,495,000	Westlake Automobile Receivables Trust, Series 2019-1A, Class D, 3.670%, 3/15/2024, 144A	15,950,231

		366,128,293

	ABS Credit Card — 0.5%
8,000,000	American Express Credit Account Master Trust, Series 2019-1, Class A, 2.870%, 10/15/2024	8,334,768
6,170,000	Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4, 1.990%, 7/17/2023	6,190,246
11,730,000	Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1, 2.840%, 12/15/2024	12,186,732

		26,711,746

	ABS Home Equity — 5.0%
15,451,000	American Homes 4 Rent, Series 2015-SFR1, Class E, 5.639%, 4/17/2052, 144A	17,042,325
2,894,558	Bayview Opportunity Master Fund IVb Trust, Series 2019-RN4, Class A1, 3.278%, 10/28/2034, 144A(a)	2,867,549
1,250,000	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class B2, 4.750%, 1/28/2055, 144A(a)	1,323,291
5,241,121	Brass PLC, Series 8A, Class A1, 3-month LIBOR + 0.700%, 1.086%, 11/16/2066, 144A(b)	5,196,619
1,938,472	Citigroup Mortgage Loan Trust, Series 2019-E, Class A1, 3.228%, 11/25/2070, 144A(a)	1,943,039
458,277	Citigroup Mortgage Loan Trust, Series 2018-A, Class A1, 4.000%, 1/25/2068, 144A(a)	461,569
5,190,085	Citigroup Mortgage Loan Trust, Series 2019-B, Class A1, 3.258%, 4/25/2066, 144A(a)	5,175,078
7,194,564	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class A1, 3.500%, 1/25/2066, 144A(a)	7,612,685

37 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Home Equity — continued
$2,434,000	CoreVest American Finance Trust, Series 2019-1, Class D, 4.818%, 3/15/2052, 144A	$2,366,276
5,473,728	CoreVest American Finance Trust, Series 2019-3, Class A, 2.705%, 10/15/2052, 144A	5,615,185
2,929,000	CoreVest American Finance Trust, Series 2019-3, Class B, 3.163%, 10/15/2052, 144A	2,888,401
1,259,000	CoreVest American Finance Trust, Series 2020-2, Class C, 4.845%, 5/15/2052, 144A(a)	1,186,786
3,910,531	GCAT LLC, Series 2019-3, Class A1, 3.352%, 10/25/2049, 144A(a)	3,810,287
4,210,451	GCAT LLC, Series 2020-1, Class A1, 2.981%, 1/26/2060, 144A(a)	4,070,443
8,490,559	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068, 144A(a)	8,782,596
748,516	Gosforth Funding PLC, Series 2018-1A, Class A1, 3-month LIBOR + 0.450%, 0.810%, 8/25/2060, 144A(b)	747,239
1,761,450	Grand Avenue Mortgage Loan Trust, Series 2017-RPL1, Class A1, 3.250%, 8/25/2064, 144A	1,712,230
1,538,294	Home Partners of America Trust, Series 2018-1, Class A, 1-month LIBOR + 0.900%, 1.094%, 7/17/2037, 144A(b)	1,515,692
2,812,947	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/2039, 144A	2,778,145
2,597,969	Home Partners of America Trust, Series 2019-2, Class D, 3.121%, 10/19/2039, 144A	2,498,389
3,050,000	Invitation Homes Trust, Series 2018-SFR4, Class D, 1-month LIBOR + 1.650%, 1.844%, 1/17/2038, 144A(b)	2,977,721
7,020,000	Lanark Master Issuer PLC, Series 2019-2A, Class 1A, 2.710%, 12/22/2069, 144A(a)	7,176,918
895,000	Lanark Master Issuer PLC, Series 2020-1A, Class 1A, 2.277%, 12/22/2069, 144A(a)	913,192
11,095,973	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.250%, 11/25/2059, 144A(a)	11,036,285
3,914,770	Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, 3.750%, 4/25/2059, 144A(a)	3,974,261
7,998,613	Legacy Mortgage Asset Trust, Series 2020-GS1, Class A1, 2.882%, 10/25/2059, 144A(a)	7,922,290
1,467,786	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058, 144A(a)	1,540,116
2,744,944	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069, 144A(a)	2,856,265
4,606,568	Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.250%, 10/25/2069, 144A(a)	4,849,648
11,456,919	Mill City Mortgage Loan Trust, Series 2019-GS1, Class A1, 2.750%, 7/25/2059, 144A(a)	11,989,577
5,822,501	OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072%, 12/26/2059, 144A(a)	5,881,077
3,036,667	Preston Ridge Partners Mortgage LLC, Series 2019-3A, Class A1, 3.351%, 7/25/2024, 144A(a)	3,052,399
5,221,311	Preston Ridge Partners Mortgage LLC, Series 2019-4A, Class A1, 3.351%, 11/25/2024, 144A(a)	5,225,870

See accompanying notes to financial statements.	| 38

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Home Equity — continued
$12,047,619	Preston Ridge Partners Mortgage LLC, Series 2020-1A, Class A1, 2.981%, 2/25/2025, 144A(a)	$11,971,388
3,708,000	Progress Residential Trust, Series 2017-SFR2, Class E, 4.142%, 12/17/2034, 144A	3,748,331
1,332,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/2035, 144A	1,364,485
2,290,000	Progress Residential Trust, Series 2018-SFR3, Class D, 4.427%, 10/17/2035, 144A	2,358,052
2,830,000	Progress Residential Trust, Series 2019-SFR1, Class D, 4.168%, 8/17/2035, 144A	2,927,886
4,732,000	Progress Residential Trust, Series 2019-SFR2, Class D, 3.794%, 5/17/2036, 144A	4,862,426
3,860,000	Progress Residential Trust, Series 2019-SFR4, Class D, 3.136%, 10/17/2036, 144A	3,926,105
155,000	Progress Residential Trust, Series 2020-SFR2, Class C, 3.077%, 6/18/2037, 144A	155,165
5,660,150	RCO V Mortgage LLC, Series 2019-1, Class A1, 3.721%, 5/24/2024, 144A(a)	5,672,417
2,539,340	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.000%, 12/25/2047, 144A(a)	2,635,458
4,764,141	Sequoia Mortgage Trust, Series 2019-CH2, Class A1, 4.500%, 8/25/2049, 144A(a)	4,896,513
4,930,000	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057, 144A(a)	5,024,527
6,390,000	Towd Point Mortgage Trust, Series 2017-5, Class M2, 1-month LIBOR + 1.500%, 1.685%, 2/25/2057, 144A(b)	5,876,229
2,912,729	Towd Point Mortgage Trust, Series 2015-2, Class 1A13, 2.500%, 11/25/2060, 144A(a)	2,933,853
1,176,765	Towd Point Mortgage Trust, Series 2016-1, Class A1B, 2.750%, 2/25/2055, 144A(a)	1,190,729
1,775,000	Towd Point Mortgage Trust, Series 2018-4, Class A2, 3.000%, 6/25/2058, 144A(a)	1,793,704
12,015,000	Towd Point Mortgage Trust, Series 2019-2, Class M1, 3.750%, 12/25/2058, 144A(a)	12,189,900
10,140,609	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059, 144A(a)	10,666,885
3,325,000	Towd Point Mortgage Trust, Series 2020-1, Class A2B, 3.250%, 1/25/2060, 144A(a)	3,087,578
2,575,000	Tricon American Homes Trust, Series 2019-SFR1, Class D, 3.198%, 3/17/2038, 144A	2,574,809
11,350,088	Vericrest Opportunity Loan Trust, Series 2019-NPL8, Class A1A, 3.278%, 11/25/2049, 144A(a)	11,337,259
11,338,972	Vericrest Opportunity Loan Trust, Series 2019-NPL5, Class A1A, 3.352%, 9/25/2049, 144A(a)	11,342,950
4,333,836	Vericrest Opportunity Loan Trust, Series 2019-NPL9, Class A1A, 3.327%, 11/26/2049, 144A(a)	4,326,198
8,738,496	Vericrest Opportunity Loan Trust, Series 2020-NPL1, Class A1A, 3.228%, 1/25/2050, 144A(a)	8,684,198

39 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Home Equity — continued
$5,805,726	Vericrest Opportunity Loan Trust, Series 2020-NPL2, Class A1A, 2.981%, 2/25/2050, 144A(a)	$5,750,362

		280,286,850

	ABS Other — 3.2%
39,262,848	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(c)(d)(e)	26,306,108
12,075,372	Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038, 144A	10,894,630
2,854,171	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039, 144A	2,510,593
1,975,000	HPEFS Equipment Trust, Series 2019-1A, Class C, 2.490%, 9/20/2029, 144A	1,970,686
3,645,000	HPEFS Equipment Trust, Series 2020-1A, Class D, 2.260%, 2/20/2030, 144A	3,574,076
1,980,000	HPEFS Equipment Trust, Series 2020-2A, Class C, 2.000%, 7/22/2030, 144A	2,013,238
7,716,390	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038, 144A	6,443,246
13,651,536	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043, 144A	11,932,818
3,966,854	MAPS Ltd., Series 2019-1A, Class A, 4.458%, 3/15/2044, 144A	3,490,205
13,610,000	Mariner Finance Issuance Trust, Series 2018-AA, Class A, 4.200%, 11/20/2030, 144A	13,624,074
3,774,682	Marlette Funding Trust, Series 2019-4A, Class A, 2.390%, 12/17/2029, 144A	3,789,292
1,516,541	Marlette Funding Trust, Series 2019-1A, Class A, 3.440%, 4/16/2029, 144A	1,530,679
8,040,000	OneMain Financial Issuance Trust, Series 2019-1A, Class D, 4.220%, 2/14/2031, 144A	7,618,928
7,292,000	OneMain Financial Issuance Trust, Series 2020-1A, Class B, 4.830%, 5/14/2032, 144A	7,640,179
15,030,945	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	13,298,105
840,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28-day ARS, 3.685%, 9/15/2032(b)	803,271
1,295,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28-day ARS, 3.671%, 9/15/2032(b)	1,230,597
13,765,000	SoFi Consumer Loan Program Trust, Series 2019-1, Class C, 3.730%, 2/25/2028, 144A	13,895,011
3,659,000	SoFi Consumer Loan Program Trust, Series 2018-1, Class B, 3.650%, 2/25/2027, 144A	3,681,057
6,720,000	SoFi Consumer Loan Program Trust, Series 2018-4, Class C, 4.170%, 11/26/2027, 144A	6,652,470
6,805,000	SoFi Consumer Loan Program Trust, Series 2019-2, Class C, 3.460%, 4/25/2028, 144A	6,820,117
12,755,000	SoFi Consumer Loan Program Trust, Series 2019-3, Class C, 3.350%, 5/25/2028, 144A	12,797,525
7,370,000	SoFi Consumer Loan Program Trust, Series 2019-4, Class C, 2.840%, 8/25/2028, 144A	7,306,729
11,358,397	SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.200%, 5/27/2036, 144A	11,427,581

		181,251,215

See accompanying notes to financial statements.	| 40

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Student Loan — 0.9%
$9,239,552	ELFI Graduate Loan Program LLC, Series 2019-A, Class A, 2.540%, 3/25/2044, 144A	$9,469,418
6,910,000	Navient Student Loan Trust, Series 2018-EA, Class A2, 4.000%, 12/15/2059, 144A	7,197,238
699,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28-day ARS, 3.694%, 6/15/2032(b)	664,827
519,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28-day ARS, 3.679%, 6/15/2032(b)	496,731
1,020,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28-day ARS, 3.678%, 3/15/2033(b)	1,007,419
696,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28-day ARS, 3.674%, 3/15/2033(b)	662,133
2,500,000	SMB Private Education Loan Trust, Series 2015-C, Class B, 3.500%, 9/15/2043, 144A	2,570,920
565,000	SMB Private Education Loan Trust, Series 2018-B, Class B, 4.000%, 7/15/2042, 144A	558,730
1,525,000	SMB Private Education Loan Trust, Series 2018-C, Class B, 4.000%, 11/17/2042, 144A	1,539,663
10,385,000	SMB Private Education Loan Trust, Series 2019-A, Class A2A, 3.440%, 7/15/2036, 144A	10,854,564
16,265,000	SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.840%, 6/15/2037, 144A	16,798,731

		51,820,374

	ABS Whole Business — 1.8%
10,147,903	Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.810%, 11/15/2048, 144A	10,316,112
3,595,000	Adams Outdoor Advertising LP, Series 2018-1, Class B, 5.653%, 11/15/2048, 144A	3,573,963
26,044,500	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/2047, 144A	24,912,432
7,242,273	DB Master Finance LLC, Series 2019-1A, Class A23, 4.352%, 5/20/2049, 144A	7,831,286
2,371,200	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 7/25/2047, 144A	2,557,339
132,638	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2I, 4.116%, 7/25/2048, 144A	141,198
5,218,058	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048, 144A	5,675,159
4,014,825	Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/2049, 144A	4,205,891
1,229,900	Driven Brands Funding LLC, Series 2018-1A, Class A2, 4.739%, 4/20/2048, 144A	1,301,615
3,441,438	Driven Brands Funding LLC, Series 2019-1A, Class A2, 4.641%, 4/20/2049, 144A	3,640,972
741,275	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049, 144A	638,579
17,493,600	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.540%, 2/25/2044, 144A	18,316,238
13,391,075	Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.318%, 11/25/2048, 144A	13,676,037

41 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Whole Business — continued
$3,663,000	Wingstop Funding LLC, Series 2018-1, Class A2, 4.970%, 12/05/2048, 144A	$3,818,311

		100,605,132

	Aerospace & Defense — 3.6%
13,620,000	BAE Systems PLC, 3.400%, 4/15/2030, 144A	14,834,461
3,780,000	Boeing Co. (The), 2.250%, 6/15/2026	3,653,325
4,874,000	Boeing Co. (The), 2.950%, 2/01/2030	4,803,606
655,000	Boeing Co. (The), 3.100%, 5/01/2026	667,434
3,225,000	Boeing Co. (The), 3.200%, 3/01/2029	3,192,908
540,000	Boeing Co. (The), 3.250%, 2/01/2035	492,373
1,615,000	Boeing Co. (The), 3.375%, 6/15/2046	1,338,870
1,427,000	Boeing Co. (The), 3.500%, 3/01/2039	1,270,969
850,000	Boeing Co. (The), 3.550%, 3/01/2038	774,094
838,000	Boeing Co. (The), 3.625%, 3/01/2048	736,378
146,000	Boeing Co. (The), 3.650%, 3/01/2047	126,797
5,350,000	Boeing Co. (The), 3.750%, 2/01/2050	4,803,497
2,981,000	Boeing Co. (The), 3.850%, 11/01/2048	2,665,536
4,795,000	Boeing Co. (The), 3.950%, 8/01/2059	4,201,956
8,060,000	Boeing Co. (The), 5.150%, 5/01/2030	8,987,141
8,060,000	Boeing Co. (The), 5.805%, 5/01/2050	9,518,744
6,600,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	5,844,300
5,385,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	4,765,725
6,885,000	Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025, 144A	7,475,903
4,245,000	Huntington Ingalls Industries, Inc., 4.200%, 5/01/2030, 144A	4,730,141
650,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039	818,396
1,335,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	1,078,012
29,075,000	Textron, Inc., 3.000%, 6/01/2030	28,946,269
78,795,000	Textron, Inc., 5.950%, 9/21/2021	81,641,105
225,000	TransDigm, Inc., 5.500%, 11/15/2027	196,358
2,705,000	TransDigm, Inc., 6.250%, 3/15/2026, 144A	2,698,292
895,000	TransDigm, Inc., 8.000%, 12/15/2025, 144A	940,636

		201,203,226

	Airlines — 1.0%
2,610,811	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	2,362,810
7,501,343	American Airlines Pass Through Certificates, Series 2016-1, Class B, 5.250%, 7/15/2025	4,961,986
13,114,780	American Airlines Pass Through Certificates, Series 2016-3, Class A, 3.250%, 4/15/2030	10,716,518
1,597,035	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	1,119,505
5,519,963	American Airlines Pass Through Certificates, Series 2017-2, Class A, 3.600%, 4/15/2031	4,489,166
3,557,335	American Airlines Pass Through Certificates, Series 2017-2, Class B, 3.700%, 4/15/2027	2,470,897
1,882,463	American Airlines Pass Through Trust, Series 2015-2, Class B, 4.400%, 3/22/2025	1,319,117

See accompanying notes to financial statements.	| 42

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Airlines — continued
$22,651,757	American Airlines Pass Through Trust, Series 2019-1, Class B, 3.850%, 8/15/2029	$15,755,203
6,826,572	British Airways Pass Through Trust, Series 2019-1, Class A, 3.350%, 12/15/2030, 144A	5,641,001
324,173	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	326,342
999,864	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	975,957
4,442,801	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	4,168,629
858,872	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025	435,878
2,654,461	United Airlines Pass Through Trust, Series 2018-1, Class A, 3.700%, 9/01/2031	2,116,578

		56,859,587

	Automotive — 2.4%
18,836,000	Cummins, Inc., 5.650%, 3/01/2098	22,001,390
5,274,000	Cummins, Inc., 6.750%, 2/15/2027	6,707,896
13,420,000	General Motors Co., 6.250%, 10/02/2043	14,261,069
1,780,000	General Motors Co., 6.800%, 10/01/2027	2,074,163
5,825,000	General Motors Financial Co., Inc., 3.150%, 6/30/2022	5,926,185
3,150,000	General Motors Financial Co., Inc., 3.450%, 1/14/2022	3,201,608
3,469,000	General Motors Financial Co., Inc., 3.550%, 7/08/2022	3,556,640
15,120,000	General Motors Financial Co., Inc., 3.950%, 4/13/2024	15,641,670
1,595,000	General Motors Financial Co., Inc., 4.300%, 7/13/2025	1,662,884
38,060,000	Toyota Motor Credit Corp., MTN, 2.650%, 4/12/2022	39,426,908
4,750,000	Volkswagen Group of America Finance LLC, 2.500%, 9/24/2021, 144A	4,825,676
12,005,000	Volkswagen Group of America Finance LLC, 2.700%, 9/26/2022, 144A	12,401,122
2,895,000	Volkswagen Group of America Finance LLC, 3.350%, 5/13/2025, 144A	3,089,648

		134,776,859

	Banking — 7.9%
300,000	Ally Financial, Inc., 3.875%, 5/21/2024	310,192
39,613,000	Ally Financial, Inc., 4.625%, 3/30/2025	42,279,697
2,835,000	Ally Financial, Inc., 5.750%, 11/20/2025	3,033,559
1,468,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,856,298
10,155,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 4/17/2025, 144A	11,113,632
49,304,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	54,917,360
100,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	114,706
25,627,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	29,329,021
4,287,000	Barclays PLC, (fixed rate to 6/20/2029, variable rate thereafter), 5.088%, 6/20/2030	4,866,663
22,500,000	BNP Paribas S.A., (fixed rate to 3/01/2028, variable rate thereafter), 4.375%, 3/01/2033, 144A	25,083,612
460,000	Capital One Financial Corp., 4.200%, 10/29/2025	510,980
1,230,000	Citigroup, Inc., 4.125%, 7/25/2028	1,393,248
7,155,000	Credit Agricole S.A., (fixed rate to 1/10/2028, variable rate thereafter), 4.000%, 1/10/2033, 144A	7,867,137
14,200,000	Danske Bank A/S, 5.375%, 1/12/2024, 144A	15,802,080

43 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Banking — continued
$3,390,000	Danske Bank A/S, (fixed rate to 12/20/2024, variable rate thereafter), 3.244%, 12/20/2025, 144A	$3,524,339
13,075,000	Danske Bank A/S, (fixed rate to 9/20/2021, variable rate thereafter), 3.001%, 9/20/2022, 144A	13,278,295
2,640,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	2,452,534
70,245,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	81,755,965
28,715,000	JPMorgan Chase & Co., (fixed rate to 3/24/2030, variable rate thereafter), 4.493%, 3/24/2031	35,005,665
100,000	KeyBank NA, 6.950%, 2/01/2028	129,079
5,900,000	Morgan Stanley, 5.750%, 1/25/2021	6,076,185
1,845,000	Morgan Stanley, GMTN, 4.350%, 9/08/2026	2,127,433
20,695,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	22,365,460
15,160,000	Santander Holdings USA, Inc., 3.244%, 10/05/2026	15,750,042
20,295,000	Societe Generale S.A., 4.250%, 4/14/2025, 144A	21,507,626
21,340,000	Standard Chartered PLC, 3-month LIBOR + 1.150%, 2.285%, 1/20/2023, 144A(b)	21,331,037
7,090,000	Standard Chartered PLC, (fixed rate to 4/01/2030, variable rate thereafter), 4.644%, 4/01/2031, 144A	8,012,950
7,580,000	Synchrony Financial, 2.850%, 7/25/2022	7,709,499
3,865,000	Synchrony Financial, 4.375%, 3/19/2024	4,045,523

		443,549,817

	Brokerage — 1.6%
50,270,000	Jefferies Group LLC, 5.125%, 1/20/2023	54,554,030
19,498,000	Jefferies Group LLC, 6.250%, 1/15/2036	22,338,589
8,760,000	Jefferies Group LLC, 6.450%, 6/08/2027	10,279,611

		87,172,230

	Building Materials — 0.8%
835,000	CEMEX Finance LLC, 6.000%, 4/01/2024, 144A	826,400
5,955,000	Cemex SAB de CV, 5.450%, 11/19/2029, 144A	5,500,633
1,665,000	Cemex SAB de CV, 5.700%, 1/11/2025, 144A	1,627,538
460,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	469,637
3,285,000	Ferguson Finance PLC, 3.250%, 6/02/2030, 144A	3,365,484
23,975,000	Owens Corning, 7.000%, 12/01/2036	30,634,214
2,655,000	Vulcan Materials Co., 3.500%, 6/01/2030	2,892,167

		45,316,073

	Cable Satellite — 2.4%
2,826,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030, 144A	2,882,520
315,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032, 144A	318,938
550,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029, 144A	580,250
2,711,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.750%, 2/15/2028	2,955,294
567,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.200%, 3/15/2028	635,994
30,810,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.800%, 3/01/2050	34,101,183

See accompanying notes to financial statements.	| 44

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Cable Satellite — continued
$860,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	$1,015,150
6,695,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.750%, 4/01/2048	8,334,261
10,320,000	Cox Communications, Inc., 4.500%, 6/30/2043, 144A	12,193,769
5,820,000	Cox Communications, Inc., 4.700%, 12/15/2042, 144A	7,186,075
240,000	CSC Holdings LLC, 5.750%, 1/15/2030, 144A	249,960
2,360,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	2,581,250
745,000	CSC Holdings LLC, 7.750%, 7/15/2025, 144A	774,874
470,000	Sirius XM Radio, Inc., 4.625%, 7/15/2024, 144A	481,750
2,416,000	Sirius XM Radio, Inc., 5.000%, 8/01/2027, 144A	2,469,321
455,000	Sirius XM Radio, Inc., 5.375%, 4/15/2025, 144A	467,285
865,000	Sirius XM Radio, Inc., 5.375%, 7/15/2026, 144A	893,320
200,000	Sirius XM Radio, Inc., 5.500%, 7/01/2029, 144A	210,524
13,630,000	Time Warner Cable LLC, 4.125%, 2/15/2021	13,786,252
17,891,000	Time Warner Cable LLC, 4.500%, 9/15/2042	19,048,586
15,815,000	Time Warner Cable LLC, 5.500%, 9/01/2041	19,075,395
800,000	Videotron Ltd., 5.000%, 7/15/2022	826,000
2,185,000	Virgin Media Secured Finance PLC, 5.500%, 8/15/2026, 144A	2,235,124
1,600,000	Ziggo BV, 5.500%, 1/15/2027, 144A	1,620,096

		134,923,171

	Chemicals — 0.9%
6,990,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	6,395,850
27,205,000	CF Industries, Inc., 4.500%, 12/01/2026, 144A	29,916,128
3,740,000	FMC Corp., 3.450%, 10/01/2029	4,055,407
2,075,000	FMC Corp., 4.500%, 10/01/2049	2,438,270
8,145,000	LYB International Finance III LLC, 4.200%, 10/15/2049	8,760,965

		51,566,620

	Consumer Cyclical Services — 1.4%
20,300,000	Amazon.com, Inc., 2.500%, 6/03/2050	20,840,382
9,850,000	Booking Holdings, Inc., 4.500%, 4/13/2027	11,313,363
16,000,000	Booking Holdings, Inc., 4.625%, 4/13/2030	18,885,120
1,205,000	eBay, Inc., 4.000%, 7/15/2042	1,311,549
15,200,000	Expedia Group, Inc., 3.250%, 2/15/2030	14,171,643
5,385,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	5,736,496
2,755,000	Expedia Group, Inc., 7.000%, 5/01/2025, 144A	2,863,692
4,402,000	IHS Markit Ltd., 4.250%, 5/01/2029	5,060,495

		80,182,740

	Consumer Products — 0.3%
7,458,000	Hasbro, Inc., 6.600%, 7/15/2028	9,072,600
4,580,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031, 144A	4,614,259

		13,686,859

	Diversified Manufacturing — 0.7%
15,225,000	Carrier Global Corp., 2.722%, 2/15/2030, 144A	15,291,115
10,335,000	Carrier Global Corp., 3.577%, 4/05/2050, 144A	10,172,861

45 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Diversified Manufacturing — continued
$6,010,000	General Electric Co., 3.625%, 5/01/2030	$6,016,795
2,865,000	General Electric Co., 4.350%, 5/01/2050	2,833,498
5,305,000	General Electric Co., Series A, MTN, 3-month LIBOR + 0.300%, 1.519%, 5/13/2024(b)	4,953,647

		39,267,916

	Electric — 2.7%
3,695,000	AES Corp. (The), 3.950%, 7/15/2030, 144A	3,907,463
1,850,000	AES Corp. (The), 5.125%, 9/01/2027	1,919,375
585,000	AES Corp. (The), 5.500%, 4/15/2025	600,146
200,000	AES Corp. (The), 6.000%, 5/15/2026	207,750
18,590,692	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	22,495,751
13,025,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	17,343,145
9,007,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	12,488,727
21,030,000	FirstEnergy Corp., Series C, 3.400%, 3/01/2050	22,205,936
2,355,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030, 144A	2,551,357
9,641,000	NRG Energy, Inc., 4.450%, 6/15/2029, 144A	10,118,759
1,435,000	NRG Energy, Inc., 5.250%, 6/15/2029, 144A	1,506,750
4,437,000	NRG Energy, Inc., 5.750%, 1/15/2028	4,681,035
8,915,000	Pacific Gas & Electric Co., 3.500%, 8/01/2050	8,616,169
40,595,000	Vistra Operations Co. LLC, 3.700%, 1/30/2027, 144A	41,805,910
990,000	Vistra Operations Co. LLC, 4.300%, 7/15/2029, 144A	1,040,838

		151,489,111

	Finance Companies — 2.0%
1,245,000	Air Lease Corp., 2.250%, 1/15/2023	1,230,571
905,000	Air Lease Corp., 3.250%, 10/01/2029	859,776
10,270,000	Air Lease Corp., 3.375%, 7/01/2025	10,287,562
345,000	Air Lease Corp., 4.625%, 10/01/2028	352,950
5,021,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	4,653,941
12,430,000	Aircastle Ltd., 4.125%, 5/01/2024	11,677,326
20,595,000	Aircastle Ltd., 4.400%, 9/25/2023	19,978,957
8,160,000	Aircastle Ltd., 5.000%, 4/01/2023	7,950,481
6,700,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	6,426,581
9,530,000	GE Capital Funding LLC, 4.400%, 5/15/2030, 144A	9,916,965
3,460,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	3,517,966
18,830,000	International Lease Finance Corp., 4.625%, 4/15/2021	19,031,844
3,425,000	Navient Corp., 5.000%, 3/15/2027	2,877,000
50,000	Navient Corp., 5.875%, 10/25/2024	46,969
35,000	Navient Corp., 6.500%, 6/15/2022	34,388
145,000	Navient Corp., 6.750%, 6/15/2026	134,125
370,000	Navient Corp., 7.250%, 9/25/2023	361,634
20,000	Navient Corp., MTN, 6.125%, 3/25/2024	19,000
165,000	Navient Corp., MTN, 7.250%, 1/25/2022	165,413
7,805,000	Quicken Loans LLC, 5.250%, 1/15/2028, 144A	8,053,823
6,392,000	Quicken Loans LLC, 5.750%, 5/01/2025, 144A	6,534,478

		114,111,750

See accompanying notes to financial statements.	| 46

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Financial Other — 0.1%
$2,415,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.750%, 9/15/2024	$2,270,583
3,182,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	3,070,630

		5,341,213

	Food & Beverage — 2.9%
2,040,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.900%, 2/01/2046	2,496,318
40,580,000	Anheuser-Busch InBev Worldwide, Inc., 4.500%, 6/01/2050	48,108,398
6,002,000	Anheuser-Busch InBev Worldwide, Inc., 4.600%, 4/15/2048	7,026,041
15,285,000	Fomento Economico Mexicano SAB de CV, 3.500%, 1/16/2050	15,776,572
8,595,000	JBS USA LUX S.A./JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	8,702,437
4,910,000	JBS USA LUX S.A./JBS USA Finance, Inc., 6.750%, 2/15/2028, 144A	5,186,237
10,660,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.500%, 1/15/2030, 144A	10,926,500
10,465,000	NBM U.S Holdings, Inc., 7.000%, 5/14/2026, 144A	10,483,942
9,535,000	PepsiCo, Inc., 1.700%, 10/06/2021	9,687,868
45,980,000	PepsiCo, Inc., 2.000%, 4/15/2021	46,569,449

		164,963,762

	Government Owned – No Guarantee — 0.2%
8,080,000	Equinor ASA, 3.700%, 4/06/2050	9,236,280

	Government Sponsored — 0.1%
6,130,000	Petrobras Global Finance BV, 6.900%, 3/19/2049	6,451,825

	Health Insurance — 0.0%
565,000	Centene Corp., 4.625%, 12/15/2029	596,075

	Healthcare — 2.2%
19,420,000	Cigna Corp., 4.375%, 10/15/2028	22,983,355
1,261,000	Cigna Corp., 7.875%, 5/15/2027, 144A	1,688,762
7,210,000	CVS Health Corp., 3.250%, 8/15/2029	7,966,175
13,765,000	CVS Health Corp., 4.100%, 3/25/2025	15,567,420
685,000	Encompass Health Corp., 4.750%, 2/01/2030	654,175
8,810,000	HCA, Inc., 4.125%, 6/15/2029	9,718,201
16,050,000	HCA, Inc., 4.500%, 2/15/2027	17,895,280
22,730,000	HCA, Inc., 5.250%, 6/15/2049	27,232,020
4,806,000	HCA, Inc., 7.050%, 12/01/2027	5,382,720
1,592,000	HCA, Inc., 7.500%, 11/06/2033	1,934,280
1,295,000	HCA, Inc., 7.690%, 6/15/2025	1,476,300
2,480,000	HCA, Inc., MTN, 7.580%, 9/15/2025	2,852,000
3,068,000	HCA, Inc., MTN, 7.750%, 7/15/2036	3,604,900
7,280,000	Rede D’or Finance S.a.r.l., 4.500%, 1/22/2030, 144A	6,406,400

		125,361,988

	Home Construction – 0.1%
2,450,000	Lennar Corp., 4.750%, 11/29/2027	2,658,250
560,000	Lennar Corp., 4.875%, 12/15/2023	590,800
55,000	Lennar Corp., 5.000%, 6/15/2027	59,400

		3,308,450

47 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Independent Energy — 1.3%
$3,195,000	Aker BP ASA, 3.000%, 1/15/2025, 144A	$3,111,657
9,925,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	9,321,797
9,310,000	Continental Resources, Inc., 3.800%, 6/01/2024	8,705,036
20,900,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	20,243,113
10,475,000	Hess Corp., 4.300%, 4/01/2027	10,847,570
14,450,000	Newfield Exploration Co., 5.625%, 7/01/2024	13,807,673
6,090,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	5,558,404
1,885,000	Viper Energy Partners LP, 5.375%, 11/01/2027, 144A	1,849,034
60,000	Whiting Petroleum Corp., 6.250%, 4/01/2023(c)(d)(f)	10,414

		73,454,698

	Integrated Energy — 0.9%
52,303,000	Shell International Finance BV, 1.875%, 5/10/2021	52,861,648

	Life Insurance — 3.4%
5,653,000	American International Group, Inc., 4.200%, 4/01/2028	6,402,226
1,475,000	American International Group, Inc., 4.875%, 6/01/2022	1,592,046
8,255,000	CNO Financial Group, Inc., 5.250%, 5/30/2029	8,866,283
19,600,000	Fidelity & Guaranty Life Holdings, Inc., 5.500%, 5/01/2025, 144A	21,168,000
15,000,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	15,696,352
2,565,000	Massachusetts Mutual Life Insurance Co., 3.375%, 4/15/2050, 144A	2,636,994
5,895,000	Metropolitan Life Global Funding I, 3-month LIBOR + 0.230%, 1.582%, 1/08/2021, 144A(b)	5,900,910
30,030,000	Metropolitan Life Global Funding I, 3.375%, 1/11/2022, 144A	31,346,569
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	11,513,903
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(c)(d)	43,460,189
5,760,000	New York Life Insurance Co., 3.750%, 5/15/2050, 144A	6,504,950
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(c)(d)	8,322,927
2,872,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	3,456,537
14,489,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	20,850,119

		187,718,005

	Lodging – 0.0%
1,795,000	Marriott International, Inc., 4.625%, 6/15/2030	1,862,519

	Media Entertainment – 1.6%
23,830,000	Discovery Communications LLC, 4.650%, 5/15/2050	27,189,134
3,115,000	Fox Corp., 3.050%, 4/07/2025	3,371,130
5,045,000	Fox Corp., 3.500%, 4/08/2030	5,633,707
3,225,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	3,087,938
1,530,000	iHeartCommunications, Inc., 6.375%, 5/01/2026	1,514,700
4,640,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	4,251,957
245,000	Netflix, Inc., 4.875%, 4/15/2028	261,971
2,625,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	2,815,313
870,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	952,824
2,700,000	ViacomCBS, Inc., 4.200%, 6/01/2029	3,025,910
6,400,000	ViacomCBS, Inc., 4.200%, 5/19/2032	7,196,113
4,275,000	ViacomCBS, Inc., 4.375%, 3/15/2043	4,470,386
1,180,000	ViacomCBS, Inc., 4.900%, 8/15/2044	1,283,651

See accompanying notes to financial statements.	| 48

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Media Entertainment — continued
$18,215,000	ViacomCBS, Inc., 4.950%, 1/15/2031	$21,509,536
1,180,000	ViacomCBS, Inc., 5.850%, 9/01/2043	1,388,539

		87,952,809

	Metals & Mining — 3.8%
6,260,000	Anglo American Capital PLC, 4.000%, 9/11/2027, 144A	6,692,706
34,334,000	Anglo American Capital PLC, 4.500%, 3/15/2028, 144A	37,657,314
8,785,000	Anglo American Capital PLC, 4.750%, 4/10/2027, 144A	9,777,829
47,920,000	ArcelorMittal S.A., 7.000%, 3/01/2041	56,044,836
19,365,000	ArcelorMittal S.A., 7.250%, 10/15/2039	23,141,175
7,688,000	Glencore Funding LLC, 3.875%, 10/27/2027, 144A	8,198,406
39,092,000	Glencore Funding LLC, 4.000%, 3/27/2027, 144A	41,898,110
11,700,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	12,539,502
4,280,000	Newcrest Finance Pty Ltd., 3.250%, 5/13/2030, 144A	4,597,174
395,000	Steel Dynamics, Inc., 3.250%, 1/15/2031	402,879
14,125,000	Steel Dynamics, Inc., 3.450%, 4/15/2030	14,765,870

		215,715,801

	Midstream — 2.9%
22,495,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029, 144A	22,951,012
650,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	585,000
7,000,000	Energy Transfer Operating LP, 4.950%, 6/15/2028	7,517,261
36,405,000	Energy Transfer Operating LP, 5.250%, 4/15/2029	39,890,695
35,165,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	21,795,267
7,695,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	4,693,950
14,660,000	Kinder Morgan Energy Partners LP, 3.500%, 9/01/2023	15,645,615
85,000	Kinder Morgan Energy Partners LP, 5.000%, 8/15/2042	95,463
3,105,000	Kinder Morgan Energy Partners LP, 5.300%, 9/15/2020	3,131,063
7,461,000	Kinder Morgan Energy Partners LP, 5.800%, 3/01/2021	7,704,316
375,000	Kinder Morgan, Inc., 5.050%, 2/15/2046	430,211
14,040,000	MPLX LP, 4.250%, 12/01/2027	15,221,703
85,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	103,742
225,000	Plains All American Pipeline LP/PAA Finance Corp., 2.850%, 1/31/2023	227,574
12,445,000	Sabine Pass Liquefaction LLC, 4.500%, 5/15/2030, 144A	13,816,492
8,405,000	Williams Cos., Inc. (The), 3.350%, 8/15/2022	8,742,372

		162,551,736

	Mortgage Related — 0.0%
1,377	FNMA, 6.000%, 7/01/2029	1,557

	Non-Agency Commercial Mortgage-Backed Securities — 0.7%
405,000	Commercial Mortgage Trust, Series 2012-LC4, Class C, 5.721%, 12/10/2044(a)	331,273
3,205,000	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class D, 1-month LIBOR + 3.600%, 3.785%, 1/15/2034, 144A(b)	2,823,839
12,790,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037, 144A	9,873,975
5,095,000	DBUBS Mortgage Trust, Series 2017-BRBK, Class D, 3.648%, 10/10/2034, 144A(a)	5,186,241

49 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$9,406,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class D, 3.668%, 3/05/2033, 144A(a)	$7,370,839
3,456,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.661%, 6/15/2044, 144A(a)	2,065,754
6,706,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class E, 5.046%, 5/10/2063, 144A(a)(c)(d)	2,502,064
3,557,000	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class D, 5.850%, 2/15/2044, 144A(a)	3,487,251
2,125,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.852%, 3/15/2044, 144A(a)	1,091,266
1,746,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class C, 4.966%, 6/15/2045(a)	1,202,320
865,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.966%, 6/15/2045, 144A(a)	359,440

		36,294,262

	Paper — 0.4%
16,595,000	Weyerhaeuser Co., 4.000%, 4/15/2030	18,780,392
2,745,000	WRKCo, Inc., 3.000%, 6/15/2033	2,859,138

		21,639,530

	Pharmaceuticals — 1.3%
8,370,000	Merck & Co., Inc., 2.450%, 6/24/2050	8,412,685
12,646,000	Mylan NV, 5.250%, 6/15/2046	15,680,539
2,459,000	Mylan, Inc., 5.200%, 4/15/2048	3,052,726
9,724,000	Mylan, Inc., 5.400%, 11/29/2043	12,170,113
3,100,000	Perrigo Finance UnLtd. Co., 3.150%, 6/15/2030	3,133,213
9,335,000	Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/2023	8,823,162
8,790,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	7,848,415
2,390,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	2,007,600
11,805,000	Upjohn, Inc., 4.000%, 6/22/2050, 144A	12,555,622

		73,684,075

	Property & Casualty Insurance — 0.5%
16,635,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	17,317,761
2,740,000	Fidelity National Financial, Inc., 5.500%, 9/01/2022	2,947,335
3,159,000	Sirius International Group Ltd., 4.600%, 11/01/2026, 144A	2,969,207
1,605,000	Travelers Cos., Inc. (The), 2.550%, 4/27/2050	1,596,576

		24,830,879

	REITs – Health Care — 0.1%
5,972,000	Welltower, Inc., 6.500%, 3/15/2041	7,593,616

	REITs – Mortgage — 0.3%
12,311,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.250%, 2/01/2027, 144A	9,848,800
8,565,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 3/15/2022, 144A	8,136,750

		17,985,550

See accompanying notes to financial statements.	| 50

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	REITs – Shopping Centers — 0.0%
$2,280,000	Brixmor Operating Partnership LP, 4.050%, 7/01/2030	$2,331,901

	Restaurants — 0.1%
2,375,000	Yum! Brands, Inc., 4.750%, 1/15/2030, 144A	2,410,625
1,890,000	Yum! Brands, Inc., 7.750%, 4/01/2025, 144A	2,038,838

		4,449,463

	Retailers — 1.1%
1,960,000	AutoNation, Inc., 4.750%, 6/01/2030	2,123,794
9,720,000	AutoZone, Inc., 3.625%, 4/15/2025	10,838,783
14,585,000	AutoZone, Inc., 4.000%, 4/15/2030	16,909,811
381,212	CVS Pass-Through Trust, 5.773%, 1/10/2033, 144A	428,539
411,407	CVS Pass-Through Trust, 6.036%, 12/10/2028	463,968
11,392,261	CVS Pass-Through Trust, Series 2013, 4.704%, 1/10/2036, 144A	12,149,277
1,194,535	CVS Pass-Through Trust, Series 2014, 4.163%, 8/11/2036, 144A	1,254,727
5,620,000	Dollar General Corp., 3.500%, 4/03/2030	6,312,622
8,064,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	7,967,313
3,755,000	PVH Corp., 7.750%, 11/15/2023	4,094,227

		62,543,061

	Supermarkets — 0.0%
325,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	440,383

	Technology — 4.9%
27,985,000	Avnet, Inc., 4.625%, 4/15/2026	31,676,446
1,300,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.500%, 1/15/2028	1,375,721
5,156,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	5,571,657
5,002,000	Broadcom, Inc., 4.250%, 4/15/2026, 144A	5,566,751
17,895,000	Broadcom, Inc., 4.300%, 11/15/2032, 144A	19,634,010
31,450,000	Broadcom, Inc., 4.750%, 4/15/2029, 144A	35,699,992
12,400,000	Broadcom, Inc., 5.000%, 4/15/2030, 144A	14,252,223
3,900,000	CommScope, Inc., 6.000%, 3/01/2026, 144A	3,997,500
3,745,000	CommScope, Inc., 7.125%, 7/01/2028, 144A	3,736,012
13,560,000	Equifax, Inc., 3.600%, 8/15/2021	13,995,287
10,115,000	Equinix, Inc., 2.150%, 7/15/2030	10,026,291
17,195,000	Equinix, Inc., 3.200%, 11/18/2029	18,700,594
7,440,000	Jabil, Inc., 4.700%, 9/15/2022	7,902,396
16,735,000	KLA Corp., 5.650%, 11/01/2034	21,780,124
15,428,000	Micron Technology, Inc., 4.663%, 2/15/2030	17,905,495
10,622,000	Micron Technology, Inc., 5.327%, 2/06/2029	12,708,285
3,980,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.150%, 5/01/2027, 144A	4,219,124
2,225,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.400%, 5/01/2030, 144A	2,393,985
1,055,000	Open Text Corp., 3.875%, 2/15/2028, 144A	1,015,258
1,015,000	Open Text Holdings, Inc., 4.125%, 2/15/2030, 144A	997,238
25,480,000	Oracle Corp., 3.600%, 4/01/2050	28,356,173
2,675,000	Seagate HDD Cayman, 4.125%, 1/15/2031, 144A	2,810,826
970,000	SS&C Technologies, Inc., 5.500%, 9/30/2027, 144A	984,201
9,135,000	Verisk Analytics, Inc., 4.125%, 3/15/2029	10,673,277

		275,978,866

51 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Treasuries — 12.4%
$27,405,000	U.S. Treasury Bond, 2.000%, 2/15/2050	$31,385,148
22,710,000	U.S. Treasury Bond, 3.000%, 8/15/2048	31,231,573
30,680,000	U.S. Treasury Bond, 3.000%, 2/15/2049	42,357,575
267,555,000	U.S. Treasury Note, 0.125%, 4/30/2022	267,345,973
209,930,000	U.S. Treasury Note, 0.375%, 3/31/2022	210,676,236
42,565,000	U.S. Treasury Note, 1.375%, 1/31/2022	43,369,744
67,000,000	U.S. Treasury Note, 1.500%, 11/30/2021	68,256,250

		694,622,499

	Wireless — 2.4%
21,805,000	American Tower Corp., 2.100%, 6/15/2030	21,858,629
375,000	Bharti Airtel Ltd., 4.375%, 6/10/2025	386,998
2,295,000	Crown Castle International Corp., 2.250%, 1/15/2031	2,315,933
3,725,000	Crown Castle International Corp., 3.300%, 7/01/2030	4,096,948
22,660,000	Crown Castle International Corp., 3.650%, 9/01/2027	25,323,198
6,615,000	Crown Castle International Corp., 4.000%, 3/01/2027	7,518,526
730,000	Crown Castle International Corp., 4.150%, 7/01/2050	842,894
610,000	Sprint Capital Corp., 6.875%, 11/15/2028	742,675
1,030,000	Sprint Communications, Inc., 7.000%, 8/15/2020	1,034,171
1,545,000	Sprint Corp., 7.250%, 9/15/2021	1,619,701
1,810,000	T-Mobile USA, Inc., 2.550%, 2/15/2031, 144A	1,816,371
59,470,000	T-Mobile USA, Inc., 3.875%, 4/15/2030, 144A	66,187,731
980,000	T-Mobile USA, Inc., 4.500%, 2/01/2026	991,721

		134,735,496

	Wirelines — 2.7%
20,495,000	AT&T, Inc., 3.650%, 6/01/2051	21,458,698
61,415,000	AT&T, Inc., 4.300%, 2/15/2030	71,975,238
435,000	AT&T, Inc., 4.350%, 6/15/2045	489,522
3,105,000	AT&T, Inc., 4.500%, 3/09/2048	3,670,358
7,980,000	AT&T, Inc., 4.850%, 3/01/2039	9,624,863
857,000	Level 3 Financing, Inc., 4.625%, 9/15/2027, 144A	863,428
2,070,000	Level 3 Financing, Inc., 5.375%, 8/15/2022	2,071,863
33,105,000	Telefonica Emisiones S.A., 5.520%, 3/01/2049	43,275,187

		153,429,157

	Total Non-Convertible Bonds (Identified Cost $4,831,381,968)	5,168,846,673

Convertible Bonds — 0.8%
	Cable Satellite — 0.4%
9,050,000	DISH Network Corp., 2.375%, 3/15/2024	8,098,361
11,855,000	DISH Network Corp., 3.375%, 8/15/2026	10,890,177

		18,988,538

	Diversified Manufacturing — 0.1%
5,165,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024	4,250,650

	Electric — 0.0%
2,035,000	NRG Energy, Inc., 2.750%, 6/01/2048	2,057,411

See accompanying notes to financial statements.	| 52

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Independent Energy — 0.0%
$6,390,000	Chesapeake Energy Corp., 5.500%, 9/15/2026(c)(d)(f)	$168,568

	Pharmaceuticals — 0.3%
10,340,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	12,636,090
4,125,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027, 144A	4,800,560

		17,436,650

	Total Convertible Bonds (Identified Cost $47,477,443)	42,901,817

Municipals — 0.1%
	Michigan — 0.0%
1,515,000	Michigan Tobacco Settlement Finance Authority, Series A, 7.309%, 6/01/2034	1,517,424

	Virginia — 0.1%
7,515,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	7,195,688

	Total Municipals (Identified Cost $8,767,083)	8,713,112

	Total Bonds and Notes (Identified Cost $4,887,626,494)	5,220,461,602

Collateralized Loan Obligations — 2.4%
4,650,000	Allegro CLO VIII Ltd., Series 2018-2A, Class B1, 3-month LIBOR + 1.670%, 2.889%, 7/15/2031, 144A(b)	4,482,030
4,075,000	Ares XXXVII CLO Ltd., Series 2015-4A, Class A3R, 3-month LIBOR + 1.500%, 2.719%, 10/15/2030, 144A(b)	3,905,900
2,881,177	Atrium XII, Series 12A, Class AR, 3-month LIBOR + 0.830%, 1.928%, 4/22/2027, 144A(b)	2,849,458
83,001	Avery Point IV CLO Ltd., Series 2014-1A, Class AR, 3-month LIBOR + 1.100%, 2.091%, 4/25/2026, 144A(b)	82,611
2,525,000	Canyon CLO Ltd., Series 2018-1A, Class B, 3-month LIBOR + 1.700%, 2.919%, 7/15/2031, 144A(b)	2,438,173
6,500,000	CIFC Funding Ltd., Series 2014-5A, Class BR2, 3-month LIBOR + 1.800%, 2.935%, 10/17/2031, 144A(b)	6,315,935
4,959,151	CVP Cascade CLO Ltd., Series 2014-2A, Class A1R, 3-month LIBOR + 1.200%, 2.335%, 7/18/2026, 144A(b)	4,938,247
3,335,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3-month LIBOR + 1.400%, 2.619%, 1/15/2031, 144A(b)	3,134,887
4,678,651	Elevation CLO Ltd., Series 2015-4A, Class AR, 3-month LIBOR + 0.990%, 2.125%, 4/18/2027, 144A(b)	4,655,551
1,349,007	Flatiron CLO Ltd., Series 2015-1A, Class AR, 3-month LIBOR + 0.890%, 2.109%, 4/15/2027, 144A(b)	1,339,120
189,199	Galaxy XXIX CLO Ltd., Series 2018-29A, Class A, 3-month LIBOR + 0.790%, 1.182%, 11/15/2026, 144A(b)	185,877
5,405,000	Goldentree Loan Management U.S CLO 3 Ltd., Series 2018-3A, Class B1, 3-month LIBOR + 1.550%, 2.685%, 4/20/2030, 144A(b)	5,194,286
324,683	Halcyon Loan Advisors Funding Ltd., Series 2014-2A, Class A1BR, 3-month LIBOR + 1.180%, 2.067%, 4/28/2025, 144A(b)	324,473
5,490,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A, Class B1R, 3-month LIBOR + 1.700%, 2.798%, 10/22/2025, 144A(b)	5,429,759

53 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
Collateralized Loan Obligations — continued
$1,000,000	Jamestown CLO IX Ltd., Series 2016-9A, Class A2R, 3-month LIBOR + 1.850%, 2.985%, 10/20/2028, 144A(b)	$978,282
9,058,838	Jamestown CLO VII Ltd., Series 2015-7A, Class A1R, 3-month LIBOR + 0.830%, 1.821%, 7/25/2027, 144A(b)	8,909,769
536,723	Limerock CLO III LLC, Series 2014-3A, Class A1R, 3-month LIBOR + 1.200%, 2.335%, 10/20/2026, 144A(b)	534,072
4,475,000	Madison Park Funding XII Ltd., Series 2014-12A, Class CR, 3-month LIBOR + 2.350%, 3.485%, 7/20/2026, 144A(b)	4,461,743
2,770,000	Madison Park Funding XVI Ltd., Series 2015-16A, Class A2R, 3-month LIBOR + 1.900%, 3.035%, 4/20/2026, 144A(b)	2,714,633
1,450,000	Marble Point CLO X Ltd., Series 2017-1A, Class B, 3-month LIBOR + 1.800%, 3.019%, 10/15/2030, 144A(b)	1,408,435
7,275,000	Marble Point CLO XIV Ltd., Series 2018-2A, Class A1, 3-month LIBOR + 1.330%, 2.465%, 1/20/2032, 144A(b)	7,049,819
12,487,749	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 3-month LIBOR + 0.820%, 2.131%, 10/13/2027, 144A(b)	12,383,306
11,433,715	OCP CLO Ltd., Series 2015-10A, Class A1R, 3-month LIBOR + 0.820%, 1.811%, 10/26/2027, 144A(b)	11,272,380
725,360	OFSI Fund VII Ltd., Series 2014-7A, Class AR, 3-month LIBOR + 0.900%, 2.035%, 10/18/2026, 144A(b)	723,022
3,605,000	OZLM XXIV Ltd., Series 2019-24A, Class A2A, 3-month LIBOR + 2.250%, 3.385%, 7/20/2032, 144A(b)	3,499,529
8,927,360	Parallel Ltd., Series 2015-1A, Class AR, 3-month LIBOR + 0.850%, 1.985%, 7/20/2027, 144A(b)	8,705,431
4,605,208	Recette CLO Ltd., Series 2015-1A, Class AR, 3-month LIBOR + 0.920%, 2.055%, 10/20/2027, 144A(b)	4,539,270
1,000,000	Recette CLO Ltd., Series 2015-1A, Class CR, 3-month LIBOR + 1.700%, 2.835%, 10/20/2027, 144A(b)	962,080
1,015,000	Regatta XV Funding Ltd., Series 2018-4A, Class A2, 3-month LIBOR + 1.850%, 2.841%, 10/25/2031, 144A(b)	988,097
4,674,417	Venture XII CLO Ltd., Series 2012-12A, Class ARR, 3-month LIBOR + 0.800%, 1.171%, 2/28/2026, 144A(b)	4,566,235
3,020,980	Venture XX CLO Ltd., Series 2015-20A, Class AR, 3-month LIBOR + 0.820%, 2.039%, 4/15/2027, 144A(b)	2,956,638
7,012,309	Venture XXI CLO Ltd., Series 2015-21A, Class AR, 3-month LIBOR + 0.880%, 2.099%, 7/15/2027, 144A(b)	6,948,678
3,335,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3-month LIBOR + 1.700%, 2.835%, 10/18/2031, 144A(b)	3,214,917
272,598	Voya CLO Ltd., Series 2014-3A, Class A1R, 3-month LIBOR + 0.720%, 1.711%, 7/25/2026, 144A(b)	268,934
2,949,388	West CLO Ltd., Series 2014-1A, Class A1R, 3-month LIBOR + 0.920%, 2.055%, 7/18/2026, 144A(b)	2,934,526

	Total Collateralized Loan Obligations (Identified Cost $134,112,956)	135,296,103

See accompanying notes to financial statements.	| 54

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Shares	Description	Value (†)
Preferred Stocks – 0.5%
	Banking – 0.2%
8,233	Bank of America Corp., Series L, 7.250%	$11,050,333

	Electric – 0.1%
59,423	NextEra Energy, Inc., 5.279%	2,522,506

	Food & Beverage – 0.2%
138,889	Bunge Ltd., 4.875%	12,388,899

	Independent Energy – 0.0%
40,860	Chesapeake Energy Corp., 5.000%(c)(e)(g)	—

	Total Preferred Stocks (Identified Cost $31,254,224)	25,961,738

Principal Amount
Short-Term Investments – 3.5%
$197,572,546	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2020 at 0.000% to be repurchased at $197,572,546 on 7/01/2020 collateralized by $61,729,200 U.S. Treasury Note, 2.750% due 8/31/2025 valued at $70,017,755; $115,173,600 U.S. Treasury Note, 2.875% due 7/31/2025 valued at $131,506,311 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $197,572,546)	197,572,546

	Total Investments — 99.3% (Identified Cost $5,250,566,220)	5,579,291,989
	Other assets less liabilities — 0.7%	36,811,982

	Net Assets — 100.0%	$5,616,103,971

(†)	See Note 2 of Notes to Financial Statements.
(a)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2020 is disclosed.
(b)	Variable rate security. Rate as of June 30, 2020 is disclosed.
(c)	Illiquid security.
(d)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2020, the value of these securities amounted to $80,770,270 or 1.4% of net assets. See Note 2 of Notes to Financial Statements.
(e)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Fair valued by the Fund’s adviser. At June 30, 2020, the value of this security amounted to $0 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the value of Rule 144A holdings amounted to $1,943,739,611 or 34.6% of net assets.

55 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

ABS	Asset-Backed Securities
ARS	Auction Rate Security
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SLM	Sallie Mae

At June 30, 2020, the Fund had the following open centrally cleared credit default swap agreements:

Sell Protection
Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)	Unamortized Up Front Premium Paid/ (Received)	Market Value	Unrealized Appreciation (Depreciation)
CDX.NA.HY* Series 34 500, 5-Year	5.00%	06/20/2025	5.16%	105,735,000	$(4,418,627)	$(608,707)	$3,809,920
CDX.NA.HY* Series 34 500, 5-Year	5.00%	06/20/2025	5.16%	125,115,000	(7,021,981)	(558,439)	6,463,542

Total						$(1,167,146)	$10,273,462

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
^

Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement..

*	CDX.NA.HY is an index composed of North American high yield credit default swaps.

See accompanying notes to financial statements.	| 56

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Industry Summary at June 30, 2020 (Unaudited)

Treasuries	12.4%
Banking	8.1
ABS Car Loan	6.5
ABS Home Equity	5.0
Technology	4.9
Metals & Mining	3.8
Aerospace & Defense	3.6
Life Insurance	3.4
ABS Other	3.2
Food & Beverage	3.1
Midstream	2.9
Electric	2.8
Cable Satellite	2.8
Wirelines	2.7
Automotive	2.4
Wireless	2.4
Healthcare	2.2
Finance Companies	2.0
Other Investments, less than 2% each	19.2
Short-Term Investments	3.5
Collateralized Loan Obligations	2.4

Total Investments	99.3
Other assets less liabilities (including swap agreements)	0.7

Net Assets	100.0%

57 |	See accompanying notes to financial statements.

Statements of Assets and Liabilities

June 30, 2020 (Unaudited)

	High Income Fund	Intermediate Municipal Bond Fund	Investment Grade Bond Fund
ASSETS
Investments at cost	$120,270,903	$25,386,812	$5,250,566,220
Net unrealized appreciation (depreciation)	(9,210,810)	1,202,495	328,725,769

Investments at value	111,060,093	26,589,307	5,579,291,989
Cash	1,367	—	—
Due from brokers (Note 2)	—	—	32,050,000
Receivable for Fund shares sold	223,960	880	14,050,692
Receivable from investment adviser (Note 6)	—	2,255	—
Receivable for securities sold	732,093	—	1,685,880
Dividends and interest receivable	1,580,679	248,412	40,347,683
Receivable for variation margin on centrally cleared swap agreements (Note 2)	—	—	1,985,481
Prepaid expenses (Note 8)	22	2	937

TOTAL ASSETS	113,598,214	26,840,856	5,669,412,662

LIABILITIES
Payable for securities purchased	2,330,555	1,184,880	16,916,428
Payable for Fund shares redeemed	53,273	3,150	7,234,192
Payable to custodian bank (Note 9)	—	—	25,949,394
Management fees payable (Note 6)	29,171	—	1,654,387
Deferred Trustees’ fees (Note 6)	178,319	56,132	942,022
Administrative fees payable (Note 6)	3,730	928	194,832
Payable to distributor (Note 6d)	846	39	37,329
Other accounts payable and accrued expenses	67,711	51,187	380,107

TOTAL LIABILITIES	2,663,605	1,296,316	53,308,691

NET ASSETS	$110,934,609	$25,544,540	$5,616,103,971

NET ASSETS CONSIST OF:
Paid-in capital	$129,330,438	$24,757,888	$5,094,077,203
Accumulated earnings (loss)	(18,395,829)	786,652	522,026,768

NET ASSETS	$110,934,609	$25,544,540	$5,616,103,971

See accompanying notes to financial statements.	| 58

Statements of Assets and Liabilities (continued)

June 30, 2020 (Unaudited)

	High Income Fund	Intermediate Municipal Bond Fund	Investment Grade Bond Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$19,179,051	$8,377,282	$809,447,554

Shares of beneficial interest	4,848,585	805,591	69,174,902

Net asset value and redemption price per share	$3.96	$10.40	$11.70

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$4.14	$10.72	$12.22

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$2,512,268	$1,555,966	$176,067,763

Shares of beneficial interest	632,731	149,600	15,225,692

Net asset value and offering price per share	$3.97	$10.40	$11.56

Class N shares:
Net assets	$12,805,120	$—	$1,197,188,467

Shares of beneficial interest	3,235,241	—	102,297,340

Net asset value, offering and redemption price per share	$3.96	$—	$11.70

Class Y shares:
Net assets	$76,438,170	$15,611,292	$3,321,439,680

Shares of beneficial interest	19,354,842	1,499,101	283,638,812

Net asset value, offering and redemption price per share	$3.95	$10.41	$11.71

Admin Class shares:
Net assets	$—	$—	$111,960,507

Shares of beneficial interest	—	—	9,594,436

Net asset value, offering and redemption price per share	$—	$—	$11.67

59 |	See accompanying notes to financial statements.

Statements of Operations

For the Six Months Ended June 30, 2020 (Unaudited)

	High Income Fund	Intermediate Municipal Bond Fund	Investment Grade Bond Fund
INVESTMENT INCOME
Interest	$3,811,859	$238,859	$99,342,769
Dividends	217,033	5,583	514,857

	4,028,892	244,442	99,857,626

Expenses
Management fees (Note 6)	372,021	35,851	10,827,404
Service and distribution fees (Note 6)	39,833	17,327	2,165,802
Administrative fees (Note 6)	27,561	3,992	1,198,887
Trustees’ fees and expenses (Note 6)	9,351	9,273	97,808
Transfer agent fees and expenses (Notes 6 and 7)	60,989	6,571	1,718,708
Audit and tax services fees	25,959	26,030	31,338
Custodian fees and expenses	8,154	2,587	87,921
Legal fees (Note 8)	1,888	471	63,228
Registration fees	45,363	12,268	93,719
Shareholder reporting expenses	15,352	2,572	166,711
Miscellaneous expenses (Note 8)	17,185	13,683	106,724

Total expenses	623,656	130,625	16,558,250
Less waiver and/or expense reimbursement (Note 6)	(121,218)	(72,917)	(880,120)

Net expenses	502,438	57,708	15,678,130

Net investment income	3,526,454	186,734	84,179,496

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAP AGREEMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(3,477,969)	159,075	184,315,002
Swap agreements	—	—	3,403,409
Foreign currency transactions (Note 2c)	—	—	120,794
Net change in unrealized appreciation (depreciation) on:
Investments	(9,395,373)	30,604	11,156,956
Swap agreements	—	—	10,273,462
Foreign currency translations (Note 2c)	—	—	(514)

Net realized and unrealized gain (loss) on investments, swap agreements and foreign currency transactions	(12,873,342)	189,679	209,269,109

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,346,888)	$376,413	$293,448,605

See accompanying notes to financial statements.	| 60

Statements of Changes in Net Assets

	High Income Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$3,526,454	$7,362,208
Net realized loss on investments	(3,477,969)	(430,482)
Net change in unrealized appreciation (depreciation) on investments	(9,395,373)	9,756,973

Net increase (decrease) in net assets resulting from operations	(9,346,888)	16,688,699

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(525,078)	(1,135,803)
Class C	(65,965)	(194,240)
Class N	(337,742)	(609,528)
Class Y	(2,473,008)	(5,638,962)

Total distributions	(3,401,793)	(7,578,533)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(23,643,694)	1,738,584

Net increase (decrease) in net assets	(36,392,375)	10,848,750
NET ASSETS
Beginning of the period	147,326,984	136,478,234

End of the period	$110,934,609	$147,326,984

61 |	See accompanying notes to financial statements.

Statements of Changes in Net Assets (continued)

	Intermediate Municipal Bond Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$186,734	$488,192
Net realized gain on investments	159,075	156,434
Net change in unrealized appreciation (depreciation) on investments	30,604	682,883

Net increase in net assets resulting from operations	376,413	1,327,509

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(84,918)	(157,363)
Class C	(9,819)	(23,074)
Class Y	(92,091)	(307,772)

Total distributions	(186,828)	(488,209)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	6,329,951	(4,018,800)

Net increase (decrease) in net assets	6,519,536	(3,179,500)
NET ASSETS
Beginning of the period	19,025,004	22,204,504

End of the period	$25,544,540	$19,025,004

See accompanying notes to financial statements.	| 62

Statements of Changes in Net Assets (continued)

	Investment Grade Bond Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$84,179,496	$180,954,803
Net realized gain on investments, swap agreements and foreign currency transactions	187,839,205	74,860,931
Net change in unrealized appreciation (depreciation) on investments, swap agreements and foreign currency translations	21,429,904	216,386,447

Net increase in net assets resulting from operations	293,448,605	472,202,181

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(15,845,145)	(25,364,474)
Class C	(3,191,679)	(6,942,862)
Class N	(26,150,948)	(47,788,079)
Class Y	(68,479,496)	(111,238,434)
Admin Class	(2,163,866)	(3,581,152)

Total distributions	(115,831,134)	(194,915,001)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(135,509,597)	(31,559,822)

Net increase in net assets	42,107,874	245,727,358
NET ASSETS
Beginning of the period	5,573,996,097	5,328,268,739

End of the period	$5,616,103,971	$5,573,996,097

63 |	See accompanying notes to financial statements.

Financial Highlights

For a share outstanding throughout each period.

	High Income Fund—Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018	Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$4.25		$3.99		$4.25		$4.37	$4.23		$3.99	$4.49

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.20		0.05		0.20	0.22		0.20	0.19
Net realized and unrealized gain (loss)	(0.29)		0.27		(0.24)		(0.14)	0.12		0.21	(0.39)

Total from Investment Operations	(0.18)		0.47		(0.19)		0.06	0.34		0.41	(0.20)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.21)		(0.06)		(0.18)	(0.20)		(0.16)	(0.19)
Net realized capital gains	—		—		(0.01)		—	—		(0.01)	(0.11)

Total Distributions	(0.11)		(0.21)		(0.07)		(0.18)	(0.20)		(0.17)	(0.30)

Net asset value, end of the period	$3.96		$4.25		$3.99		$4.25	$4.37		$4.23	$3.99

Total return(b)(c)	(4.27	)%(d)	11.94%		(4.54	)%(d)	1.41%	8.17%		10.66%	(4.78)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$19,179		$23,199		$23,125		$26,175	$34,039		$34,820	$37,870
Net expenses(e)	1.00	%(f)	1.03	%(g)	1.05	%(f)	1.05%	1.09	%(h)	1.10%	1.11	%(i)
Gross expenses	1.20	%(f)	1.18%		1.27	%(f)	1.16%	1.15%		1.14%	1.13%
Net investment income	5.51	%(f)	4.84%		5.13	%(f)	4.73%	5.03%		5.16%	4.41%
Portfolio turnover rate	53%		48%		17%		55%	46%		38%	69%

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2019, the expense limit decreased from 1.05% to 1.00%.
(h)	Effective July 1, 2017, the expense limit decreased to 1.05%.
(i)	Effective July 1, 2015, the expense limit decreased to 1.10%.

See accompanying notes to financial statements.	| 64

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class C
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018	Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$4.27		$4.00		$4.27		$4.38	$4.24		$4.00	$4.50

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.17		0.05		0.17	0.18		0.18	0.16
Net realized and unrealized gain (loss)	(0.30)		0.28		(0.26)		(0.13)	0.12		0.20	(0.39)

Total from Investment Operations	(0.21)		0.45		(0.21)		0.04	0.30		0.38	(0.23)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)		(0.18)		(0.05)		(0.15)	(0.16)		(0.13)	(0.16)
Net realized capital gains	—		—		(0.01)		—	—		(0.01)	(0.11)

Total Distributions	(0.09)		(0.18)		(0.06)		(0.15)	(0.16)		(0.14)	(0.27)

Net asset value, end of the period	$3.97		$4.27		$4.00		$4.27	$4.38		$4.24	$4.00

Total return(b)(c)	(4.85	)%(d)	11.32%		(4.95	)%(d)	0.86%	7.33%		9.81%	(5.48)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,512		$3,836		$5,351		$6,248	$11,227		$12,288	$12,609
Net expenses(e)	1.75	%(f)	1.78	%(g)	1.80	%(f)	1.80%	1.84	%(h)	1.85%	1.86	%(i)
Gross expenses	1.95	%(f)	1.93%		2.02	%(f)	1.91%	1.90%		1.89%	1.88%
Net investment income	4.72	%(f)	4.11%		4.38	%(f)	3.99%	4.29%		4.43%	3.68%
Portfolio turnover rate	53%		48%		17%		55%	46%		38%	69%

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2019, the expense limit decreased from 1.80% to 1.75%.
(h)	Effective July 1, 2017, the expense limit decreased to 1.80%.
(i)	Effective July 1, 2015, the expense limit decreased to 1.85%.

65 |	See accompanying notes to financial statements.

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class N
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018	Period Ended September 30, 2017**
Net asset value, beginning of the period	$4.25		$3.99		$4.25		$4.36	$4.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.22		0.06		0.20	0.19
Net realized and unrealized gain (loss)	(0.30)		0.26		(0.25)		(0.12)	0.18

Total from Investment Operations	(0.18)		0.48		(0.19)		0.08	0.37

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.22)		(0.06)		(0.19)	(0.17)
Net realized capital gains	—		—		(0.01)		—	—

Total Distributions	(0.11)		(0.22)		(0.07)		(0.19)	(0.17)

Net asset value, end of the period	$3.96		$4.25		$3.99		$4.25	$4.36

Total return(b)	(4.13	)%(c)	12.28%		(4.47	)%(c)	1.96%	8.99	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$12,805		$11,977		$10,417		$10,338	$1
Net expenses(d)	0.70	%(e)	0.72	%(f)	0.75	%(e)	0.75%	0.75	%(e)(g)
Gross expenses	0.86	%(e)	0.82%		0.89	%(e)	0.79%	31.73	%(e)
Net investment income	5.85	%(e)	5.13%		5.45	%(e)	4.65%	5.19	%(e)
Portfolio turnover rate	53%		48%		17%		55%	46	%(h)

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
**	From commencement of Class operations on November 30, 2016 through September 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2019, the expense limit decreased from 0.75% to 0.70%.
(g)	Effective July 1, 2017, the expense limit decreased to 0.75%.
(h)	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.

See accompanying notes to financial statements.	| 66

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class Y
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018	Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$4.25		$3.98		$4.24		$4.36	$4.22		$3.98	$4.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.21		0.06		0.21	0.23		0.21	0.20
Net realized and unrealized gain (loss)	(0.30)		0.28		(0.25)		(0.14)	0.12		0.21	(0.39)

Total from Investment Operations	(0.19)		0.49		(0.19)		0.07	0.35		0.42	(0.19)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.22)		(0.06)		(0.19)	(0.21)		(0.17)	(0.20)
Net realized capital gains	—		—		(0.01)		—	—		(0.01)	(0.11)

Total Distributions	(0.11)		(0.22)		(0.07)		(0.19)	(0.21)		(0.18)	(0.31)

Net asset value, end of the period	$3.95		$4.25		$3.98		$4.24	$4.36		$4.22	$3.98

Total return(b)	(4.39	)%(c)	12.52%		(4.49	)%(c)	1.68%	8.47%		10.98%	(4.54)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$76,438		$108,315		$97,585		$127,699	$133,940		$129,169	$116,837
Net expenses(d)	0.75	%(e)	0.77	%(f)	0.80	%(e)	0.80%	0.84	%(g)	0.85%	0.86	%(h)
Gross expenses	0.95	%(e)	0.93%		1.02	%(e)	0.91%	0.90%		0.89%	0.88%
Net investment income	5.74	%(e)	5.07%		5.39	%(e)	4.98%	5.28%		5.43%	4.67%
Portfolio turnover rate	53%		48%		17%		55%	46%		38%	69%

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2019, the expense limit decreased from 0.80% to 0.75%.
(g)	Effective July 1, 2017, the expense limit decreased to 0.80%.
(h)	Effective July 1, 2015, the expense limit decreased to 0.85%.

67 |	See accompanying notes to financial statements.

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Municipal Bond Fund—Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value, beginning of the period	$10.38		$9.97	$10.17	$9.89	$10.09	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.24	0.22	0.19	0.12	0.13
Net realized and unrealized gain (loss)	0.02		0.41	(0.19)	0.28	(0.20)	0.10

Total from Investment Operations	0.13		0.65	0.03	0.47	(0.08)	0.23

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.24)	(0.23)	(0.19)	(0.12)	(0.14)

Net asset value, end of the period	$10.40		$10.38	$9.97	$10.17	$9.89	$10.09

Total return(b)(c)	1.24	%(d)	6.54%	0.33%	4.77%	(0.79)%	2.28%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$8,377		$7,567	$6,019	$6,004	$5,474	$6,427
Net expenses(e)	0.70	%(f)	0.70%	0.70%	0.70%	0.70%	0.74	%(g)
Gross expenses	1.52	%(f)	1.84%	1.30%	1.10%	0.88%	1.12%
Net investment income	2.10	%(f)	2.31%	2.24%	1.87%	1.19%	1.27%
Portfolio turnover rate	41%		11%	65%	34%	48%	20%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2015, the expense limit decreased from 0.80% to 0.70%.

See accompanying notes to financial statements.	| 68

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Municipal Bond Fund—Class C
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value, beginning of the period	$10.38		$9.98	$10.18	$9.90	$10.09	$9.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.16	0.15	0.11	0.04	0.05
Net realized and unrealized gain (loss)	0.02		0.40	(0.19)	0.28	(0.18)	0.11

Total from Investment Operations	0.09		0.56	(0.04)	0.39	(0.14)	0.16

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)		(0.16)	(0.16)	(0.11)	(0.05)	(0.06)

Net asset value, end of the period	$10.40		$10.38	$9.98	$10.18	$9.90	$10.09

Total return(b)(c)	0.88	%(d)	5.64%	(0.42)%	3.98%	(1.44)%	1.63%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,556		$1,420	$1,675	$2,395	$4,015	$6,355
Net expenses(e)	1.45	%(f)	1.45%	1.45%	1.45%	1.45%	1.49	%(g)
Gross expenses	2.27	%(f)	2.60%	2.05%	1.83%	1.63%	1.88%
Net investment income	1.34	%(f)	1.57%	1.49%	1.10%	0.44%	0.52%
Portfolio turnover rate	41%		11%	65%	34%	48%	20%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2015, the expense limit decreased from 1.55% to 1.45%.

69 |	See accompanying notes to financial statements.

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Municipal Bond Fund—Class Y
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value, beginning of the period	$10.40		$9.99	$10.19	$9.90	$10.10	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.26	0.25	0.21	0.15	0.15
Net realized and unrealized gain (loss)	0.02		0.41	(0.20)	0.29	(0.20)	0.11

Total from Investment Operations	0.13		0.67	0.05	0.50	(0.05)	0.26

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.26)	(0.25)	(0.21)	(0.15)	(0.16)

Net asset value, end of the period	$10.41		$10.40	$9.99	$10.19	$9.90	$10.10

Total return(b)	1.27	%(c)	6.80%	0.58%	5.13%	(0.55)%	2.63%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$15,611		$10,039	$14,510	$28,960	$49,179	$66,713
Net expenses(d)	0.45	%(e)	0.45%	0.45%	0.45%	0.45%	0.49	%(f)
Gross expenses	1.26	%(e)	1.60%	1.04%	0.83%	0.63%	0.85%
Net investment income	2.19	%(e)	2.57%	2.47%	2.09%	1.44%	1.48%
Portfolio turnover rate	41%		11%	65%	34%	48%	20%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2015, the expense limit decreased from 0.55% to 0.45%.

See accompanying notes to financial statements.	| 70

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$11.33		$10.77		$10.98		$11.30		$11.59		$11.10	$12.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.35		0.08		0.30		0.36		0.39	0.40
Net realized and unrealized gain (loss)	0.43		0.58		(0.16)		(0.28)		0.05		0.48	(0.95)

Total from Investment Operations	0.60		0.93		(0.08)		0.02		0.41		0.87	(0.55)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		(0.36)		(0.08)		(0.21)		(0.26)		(0.23)	(0.34)
Net realized capital gains	(0.07)		(0.01)		(0.05)		(0.13)		(0.44)		(0.15)	(0.12)

Total Distributions	(0.23)		(0.37)		(0.13)		(0.34)		(0.70)		(0.38)	(0.46)

Net asset value, end of the period	$11.70		$11.33		$10.77		$10.98		$11.30		$11.59	$11.10

Total return(b)	5.47	%(c)(d)	8.78	%(c)	(0.66	)%(c)(d)	0.19	%(c)	3.88%		8.06%	(4.72)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$809,448		$772,485		$721,110		$777,391		$902,955		$1,130,260	$1,628,216
Net expenses	0.76	%(e)(f)	0.77	%(e)(g)	0.78	%(e)(f)	0.80	%(e)(h)	0.82	%(i)	0.85%	0.83%
Gross expenses	0.80	%(f)	0.81%		0.82	%(f)	0.82%		0.82%		0.85%	0.83%
Net investment income	2.93	%(f)	3.10%		3.09	%(f)	2.73%		3.23%		3.49%	3.38%
Portfolio turnover rate	45%		44	%(j)	39	%(j)	3%		10%		11%	23%

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2019, the expense limit decreased from 0.78% to 0.76%.
(h)	Effective July 1, 2018, the expense limit decreased to 0.78%.
(i)	Effective July 1, 2017, the expense limit decreased to 0.80%.
(j)

The variation in the Fund’s turnover rate from the year ended September 30, 2018 to the period ended December 31, 2018 was primarily due to changes in the investment strategy and portfolio management team of the Fund. During 2019, turnover has remained elevated due to a continued repositioning of the Fund.

71 |	See accompanying notes to financial statements.

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class C
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$11.20		$10.65		$10.86		$11.19		$11.48		$11.00	$12.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.26		0.06		0.22		0.27		0.30	0.31
Net realized and unrealized gain (loss)	0.43		0.58		(0.16)		(0.28)		0.06		0.47	(0.94)

Total from Investment Operations	0.55		0.84		(0.10)		(0.06)		0.33		0.77	(0.63)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.28)		(0.06)		(0.14)		(0.18)		(0.14)	(0.25)
Net realized capital gains	(0.07)		(0.01)		(0.05)		(0.13)		(0.44)		(0.15)	(0.12)

Total Distributions	(0.19)		(0.29)		(0.11)		(0.27)		(0.62)		(0.29)	(0.37)

Net asset value, end of the period	$11.56		$11.20		$10.65		$10.86		$11.19		$11.48	$11.00

Total return(b)	5.06	%(c)(d)	7.94	%(c)	(0.86	)%(c)(d)	(0.53	)%(c)	3.12%		7.18%	(5.40)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$176,068		$204,395		$366,068		$412,788		$689,798		$1,001,522	$1,219,687
Net expenses	1.51	%(e)(f)	1.52	%(e)(g)	1.53	%(e)(f)	1.55	%(e)(h)	1.57	%(i)	1.60%	1.58%
Gross expenses	1.55	%(f)	1.56%		1.57	%(f)	1.57%		1.57%		1.60%	1.58%
Net investment income	2.17	%(f)	2.35%		2.34	%(f)	1.96%		2.49%		2.74%	2.63%
Portfolio turnover rate	45%		44	%(j)	39	%(j)	3%		10%		11%	23%

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2019, the expense limit decreased from 1.53% to 1.51%.
(h)	Effective July 1, 2018, the expense limit decreased to 1.53%.
(i)	Effective July 1, 2017, the expense limit decreased to 1.55%.
(j)

The variation in the Fund’s turnover rate from the year ended September 30, 2018 to the period ended December 31, 2018 was primarily due to changes in the investment strategy and portfolio management team of the Fund. During 2019, turnover has remained elevated due to a continued repositioning of the Fund.

See accompanying notes to financial statements.	| 72

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class N
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$11.33		$10.78		$10.98		$11.30		$11.58		$11.11	$12.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.38		0.09		0.34		0.39		0.43	0.44
Net realized and unrealized gain (loss)	0.44		0.58		(0.15)		(0.28)		0.07		0.47	(0.93)

Total from Investment Operations	0.62		0.96		(0.06)		0.06		0.46		0.90	(0.49)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.40)		(0.09)		(0.25)		(0.30)		(0.28)	(0.39)
Net realized capital gains	(0.07)		(0.01)		(0.05)		(0.13)		(0.44)		(0.15)	(0.12)

Total Distributions	(0.25)		(0.41)		(0.14)		(0.38)		(0.74)		(0.43)	(0.51)

Net asset value, end of the period	$11.70		$11.33		$10.78		$10.98		$11.30		$11.58	$11.11

Total return	5.62	%(b)(c)	9.11%		(0.58	)%(c)	0.50%		4.34%		8.31%	(4.28)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,197,188		$1,367,172		$1,216,690		$1,251,189		$1,203,169		$47,343	$21,851
Net expenses	0.46	%(d)(e)	0.47	%(f)	0.48	%(e)	0.47	%(g)	0.48	%(h)	0.47%	0.47%
Gross expenses	0.47	%(e)	0.47%		0.48	%(e)	0.47%		0.48%		0.47%	0.47%
Net investment income	3.22	%(e)	3.40%		3.40	%(e)	3.05%		3.51%		3.88%	3.78%
Portfolio turnover rate	45%		44	%(i)	39	%(i)	3%		10%		11%	23%

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2019, the expense limit decreased from 0.48% to 0.46%.
(g)	Effective July 1, 2018, the expense limit decreased to 0.48%.
(h)	Effective July 1, 2017, the expense limit decreased to 0.50%.
(i)

The variation in the Fund’s turnover rate from the year ended September 30, 2018 to the period ended December 31, 2018 was primarily due to changes in the investment strategy and portfolio management team of the Fund. During 2019, turnover has remained elevated due to a continued repositioning of the Fund.

73 |	See accompanying notes to financial statements.

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class Y
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$11.34		$10.78		$10.99		$11.31		$11.59		$11.11	$12.12

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.37		0.09		0.33		0.39		0.42	0.43
Net realized and unrealized gain (loss)	0.44		0.59		(0.16)		(0.28)		0.06		0.47	(0.95)

Total from Investment Operations	0.62		0.96		(0.07)		0.05		0.45		0.89	(0.52)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.39)		(0.09)		(0.24)		(0.29)		(0.26)	(0.37)
Net realized capital gains	(0.07)		(0.01)		(0.05)		(0.13)		(0.44)		(0.15)	(0.12)

Total Distributions	(0.25)		(0.40)		(0.14)		(0.37)		(0.73)		(0.41)	(0.49)

Net asset value, end of the period	$11.71		$11.34		$10.78		$10.99		$11.31		$11.59	$11.11

Total return	5.59	%(b)(c)	9.04	%(b)	(0.59	)%(b)(c)	0.43	%(b)	4.24%		8.25%	(4.47)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,321,440		$3,118,505		$2,912,537		$3,001,906		$3,453,137		$4,571,167	$6,081,536
Net expenses	0.51	%(d)(e)	0.52	%(d)(f)	0.53	%(d)(e)	0.55	%(d)(g)	0.57	%(h)	0.60%	0.58%
Gross expenses	0.55	%(e)	0.56%		0.57	%(e)	0.57%		0.57%		0.60%	0.58%
Net investment income	3.18	%(e)	3.35%		3.35	%(e)	2.98%		3.48%		3.74%	3.63%
Portfolio turnover rate	45%		44	%(i)	39	%(i)	3%		10%		11%	23%

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2019, the expense limit decreased from 0.53% to 0.51%.
(g)	Effective July 1, 2018, the expense limit decreased to 0.53%.
(h)	Effective July 1, 2017, the expense limit decreased to 0.55%.
(i)

The variation in the Fund’s turnover rate from the year ended September 30, 2018 to the period ended December 31, 2018 was primarily due to changes in the investment strategy and portfolio management team of the Fund. During 2019, turnover has remained elevated due to a continued repositioning of the Fund.

See accompanying notes to financial statements.	| 74

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Admin Class
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016		Year Ended September 30, 2015
Net asset value, beginning of the period	$11.30		$10.75		$10.95		$11.28		$11.56		$11.08		$12.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.32		0.08		0.28		0.34		0.37		0.37
Net realized and unrealized gain (loss)	0.44		0.58		(0.15)		(0.28)		0.06		0.47		(0.95)

Total from Investment Operations	0.59		0.90		(0.07)		0.00	(b)	0.40		0.84		(0.58)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.34)		(0.08)		(0.20)		(0.24)		(0.21)		(0.31)
Net realized capital gains	(0.07)		(0.01)		(0.05)		(0.13)		(0.44)		(0.15)		(0.12)

Total Distributions	(0.22)		(0.35)		(0.13)		(0.33)		(0.68)		(0.36)		(0.43)

Net asset value, end of the period	$11.67		$11.30		$10.75		$10.95		$11.28		$11.56		$11.08

Total return	5.36	%(c)(d)	8.43	%(c)	(0.63	)%(c)(d)	(0.07	)%(c)	3.76	%(c)	7.73%		(4.95)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$111,961		$111,439		$111,864		$115,301		$25,521		$35,294		$37,355
Net expenses	1.01	%(e)(f)	1.02	%(e)(g)	1.03	%(e)(f)	1.02	%(e)(h)(i)	1.02	%(e)(j)(k)	1.07	%(l)	1.08%
Gross expenses	1.05	%(f)	1.06%		1.07	%(f)	1.05	%(h)	1.03	%(j)	1.07	%(l)	1.08%
Net investment income	2.68	%(f)	2.85%		2.85	%(f)	2.56%		3.03%		3.27%		3.14%
Portfolio turnover rate	45%		44	%(m)	39	%(m)	3%		10%		11%		23%

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2019, the expense limit decreased from 1.03% to 1.01%.
(h)	Includes refund of prior year service fee of 0.02%.
(i)	Effective July 1, 2018, the expense limit decreased to 1.03%.
(j)	Includes refund of prior year service fee of 0.05%.
(k)	Effective July 1, 2017, the expense limit decreased to 1.05%.
(l)	Includes refund of prior year service fee of 0.03%.
(m)

The variation in the Fund’s turnover rate from the year ended September 30, 2018 to the period ended December 31, 2018 was primarily due to changes in the investment strategy and portfolio management team of the Fund. During 2019, turnover has remained elevated due to a continued repositioning of the Fund.

75 |	See accompanying notes to financial statements.

Notes to Financial Statements

June 30, 2020 (Unaudited)

1.  Organization.  Natixis Funds Trust II and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust II:

Loomis Sayles Intermediate Municipal Bond Fund (the “Intermediate Municipal Bond Fund”)

Loomis Sayles Funds II:

Loomis Sayles High Income Fund (the “High Income Fund”)

Loomis Sayles Investment Grade Bond Fund (the “Investment Grade Bond Fund”)

Each Fund is a diversified investment company.

Each Fund offers Class A, Class C and Class Y shares. High Income Fund and Investment Grade Bond Fund also offer Class N shares. In addition, Investment Grade Bond Fund also offers Admin Class shares.

Class A shares are sold with a maximum front-end sales charge of 4.25% for High Income Fund and Investment Grade Bond Fund and 3.00% for Intermediate Municipal Bond Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for ten years (at which point they automatically convert to Class A shares) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus. Admin Class shares do not pay a front-end sales charge or a CDSC, but do pay a Rule 12b-1 fee. Admin Class shares are offered exclusively through intermediaries.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A, Class C and Admin Class), and transfer agent fees are borne collectively for Class A,

| 76

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

Class C, Class Y, and Admin Class and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be

77 |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Centrally cleared swap agreements are valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

As of June 30, 2020, securities held by the Funds were fair valued as follows:

Fund	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
High Income Fund	$811,064	0.7%	$449,612	0.4%
Investment Grade Bond Fund	80,770,270	1.4%	—	Less than 0.1%

| 78

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and

79 |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

No forward foreign currency contracts were held by the Fund during the six months ended June 30, 2020.

e.  Futures Contracts.  The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a

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Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

No futures contracts were held by the Funds during the six months ended June 30, 2020.

f.  Swap Agreements.  The Funds may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s

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credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily, and fluctuations in value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

g.  When-Issued and Delayed Delivery Transactions.  The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are

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recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

There were no when-issued or delayed delivery securities held by the Funds as of June 30, 2020.

h.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2020 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where

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reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

i.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as contingent payment debt instruments, convertible bonds, defaulted and/or non-income producing securities, capital gains taxes, distributions in excess of income and/or capital gain, return of capital distributions received, perpetual bond adjustments, distribution re-designations, foreign currency gains and losses, passive foreign investment company adjustments, paydown gains and losses and premium amortization. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to convertible bonds, defaulted and/or non-income producing securities, deferred Trustees’ fees, premium amortization, perpetual bond adjustments and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2019 was as follows:

	2019 Distributions Paid From:
Fund	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Total
High Income Fund	$7,578,533	$—	$—	$7,578,533
Intermediate Municipal Bond Fund	3,751	484,458	—	488,209
Investment Grade Bond Fund	194,915,001	—	—	194,915,001

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Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of December 31, 2019, capital loss carryforwards were as follows:

	High Income Fund	Intermediate Municipal Bond Fund	Investment Grade Bond Fund
Capital loss carryforward:
Short-term:
No expiration date	$(525,013)	$(527,783)	$—
Long-term:
No expiration date	(4,818,541)	—	—

Total capital loss carryforward	$(5,343,554)	$(527,783)	$—

As of June 30, 2020, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	High Income Fund	Intermediate Municipal Bond Fund	Investment Grade Bond Fund
Federal tax cost	$120,408,870	$25,386,812	$5,254,777,750

Gross tax appreciation	$5,228,426	$1,223,599	$424,581,520
Gross tax depreciation	(14,577,203)	(21,104)	(89,793,819)

Net tax appreciation (depreciation)	$(9,348,777)	$1,202,495	$334,787,701

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales.

j.  Senior Loans.  Each Fund may invest in senior loans to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement.

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Large loans may be shared or syndicated among several lenders. A Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

k.  Loan Participations.  A Fund’s investments in senior loans may be in the form of participations in loans. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk from both the party from whom it purchased the loan participation and the borrower. Additionally, a Fund may have minimal control over the terms of any loan modification. Loan participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

l.  Collateralized Loan Obligations.  Each Fund may invest in collateralized loan obligations (“CLOs”). A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateral securities and the class of the instrument in which a Fund invests. The intent of the Funds when investing in CLOs is to purchase only higher level, investment grade level select tranches. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

m.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2020, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

n.  Due from Brokers.  Transactions and positions in certain swap agreements are maintained and cleared by registered U.S. broker/dealers pursuant to customer

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agreements between the Funds and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Investment Grade Bond Fund represents cash pledged as initial margin for centrally cleared swap agreements. In certain circumstances the Funds’ use of cash held at brokers is restricted by regulation or broker mandated limits.

o.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended June 30, 2020, none of the Funds had loaned securities under this agreement.

p.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

q.  New Accounting Pronouncement.  In March 2020, the FASB issued Accounting Standard Update 2020-04, Reference Rate Reform (Topic 848) (“ASU 2020-04”). In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of the London Interbank Offered Rate (“LIBOR”), which is expected to occur no later than December 31, 2021, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have

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contracts that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2020-04 amendments offer optional expedients for contract modifications that would allow an entity to account for such modifications by prospectively adjusting the effective interest rate, instead of evaluating each contract, in accordance with existing accounting standards, as to whether reference rate modifications constitute the establishment of new contracts or the continuation of existing contracts. ASU 2020-04 amendments are currently effective and an entity may elect to apply its provisions as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020. No Fund contracts have yet been impacted by reference rate reform. Management expects to apply the optional expedients when appropriate.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Funds’ adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

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Notes to Financial Statements (continued)

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The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2020, at value:

High Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	$923,755	$—	(b)	$923,755
Non-Agency Commercial Mortgage-Backed Securities	—	1,269,791	190,690	(c)	1,460,481
All Other Non-Convertible Bonds(a)	—	96,097,950	—		96,097,950

Total Non-Convertible Bonds	—	98,291,496	190,690		98,482,186

Convertible Bonds(a)	—	3,454,947	—		3,454,947

Total Bonds and Notes	—	101,746,443	190,690		101,937,133

Collateralized Loan Obligations	—	220,724	—		220,724
Loan Participations(a)	—	—	133,422	(c)	133,422
Preferred Stocks
Banking	111,402	—	—		111,402
Food & Beverage	—	1,433,355	—		1,433,355
Midstream	—	—	—	(b)	—

Total Preferred Stocks	111,402	1,433,355	—		1,544,757

Common Stocks
Chemicals	—	86,006	—		86,006
All Other Common Stocks(a)	221,977	—	—		221,977

Total Common Stocks	221,977	86,006	—		307,983

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Notes to Financial Statements (continued)

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High Income Fund (continued)

Asset Valuation Inputs (continued)

Description	Level 1	Level 2	Level 3		Total
Other Investments(a)	$—	$—	$125,500	(c)	$125,500
Warrants	—	4,078	—		4,078
Short-Term Investments	—	6,786,496	—		6,786,496

Total	$333,379	$110,277,102	$449,612		$111,060,093

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Includes securities fair valued at zero by the Fund’s adviser using level 3 inputs.
(c)	Fair valued by the Fund’s adviser.

Intermediate Municipal Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$24,916,263	$—	$24,916,263
Short-Term Investments	—	1,673,044	—	1,673,044

Total	$—	$26,589,307	$—	$26,589,307

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Investment Grade Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds ABS Other	$—	$154,945,107	$26,306,108	(b)	$181,251,215
All Other Non-Convertible Bonds(a)	—	4,987,595,458	—		4,987,595,458

Total Non-Convertible Bonds	—	5,142,540,565	26,306,108		5,168,846,673

Convertible Bonds(a)	—	42,901,817	—		42,901,817
Municipals(a)	—	8,713,112	—		8,713,112

Total Bonds and Notes	—	5,194,155,494	26,306,108		5,220,461,602

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Investment Grade Bond Fund (continued)

Asset Valuation Inputs (continued)

Description	Level 1	Level 2	Level 3		Total
Collateralized Loan Obligations	—	135,296,103	—		135,296,103
Preferred Stocks
Food & Beverage	—	12,388,899	—		12,388,899
Independent Energy	—	—	—	(c)	—
All Other Preferred Stocks(a)	13,572,839	—	—		13,572,839

Total Preferred Stocks	13,572,839	12,388,899	—		25,961,738

Short-Term Investments	—	197,572,546	—		197,572,546
Centrally Cleared Credit Default Swap Agreements (unrealized appreciation)	—	10,273,462	—		10,273,462

Total	$13,572,839	$5,549,686,504	$26,306,108		$5,589,565,451

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.
(c)	Includes a security fair valued at zero by the Fund’s adviser using level 3 inputs.

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Notes to Financial Statements (continued)

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The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2019 and/or June 30, 2020:

High Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2019		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	(a)	$67,865	$1,050,446	$(1,118,311)	$—
Non-Agency Commercial Mortgage-Backed Securities	325,435		—	—	(134,745)	—
Loan Participations
ABS Other	—		13	226	(162,332)	—
Preferred Stocks
Convertible Preferred Stocks
Midstream	196,350		—	—	(196,350)	—
Common Stocks
Oil, Gas & Consumable Fuels	52,304		—	—	—	—
Other Investments
Aircraft ABS	864,000		—	—	(738,500)	—

Total	$1,438,089		$67,878	$1,050,672	$(2,350,238)	$—

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Notes to Financial Statements (continued)

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High Income Fund (continued)

Asset Valuation Inputs (continued)

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2020		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2020
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	$—	$—	$—	(a)	$(1,118,311)
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	190,690		(134,745)
Loan Participations
ABS Other	(102,858)	398,373	—	133,422		(162,332)
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	—	—	—	(a)	(196,350)
Common Stocks
Oil, Gas & Consumable Fuels	—	—	(52,304)	—		—
Other Investments
Aircraft ABS	—	—	—	125,500		(738,500)

Total	$(102,858)	$398,373	$(52,304)	$449,612		$(2,350,238)

(a)	Includes a security fair valued at zero using level 3 inputs.

A debt security valued at $398,373 was transferred from Level 2 to Level 3 during the period ended June 30, 2020. At December 31, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2020, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service was unable to price the security.

A common stock valued at $52,304 was transferred from Level 3 to Level 1 during the period ended June 30, 2020. At December 31, 2019, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At June 30, 2020, this security was valued at the market price in the in accordance with the Fund’s valuation policies.

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Notes to Financial Statements (continued)

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Investment Grade Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds ABS Other	$—	$—	$—	$(12,955,633)	$—
Preferred Stocks
Independent Energy	721,179	—	—	(721,179)	—

Total	$721,179	$—	$—	$(13,676,812)	$—

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2020	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2020
Bonds and Notes
Non-Convertible Bonds ABS Other	$—	$39,261,741	$—	$26,306,108	$(12,955,633)
Preferred Stocks
Independent Energy	—	—	—	— (a)	(721,179)

Total	$—	$39,261,741	$—	$26,306,108	$(13,676,812)

(a)	Includes a security fair valued at zero using level 3 inputs.

A debt security valued at $39,261,741 was transferred from Level 2 to Level 3 during the period ended June 30, 2020. At December 31, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2020, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

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Notes to Financial Statements (continued)

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4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Investment Grade Bond Fund used during the period include swap agreements.

The Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. The Fund may also use credit default swaps, as a protection seller, to gain investment exposure. During the six months ended June 30, 2020, the Fund engaged in credit default swap transactions (as a protection seller) to gain investment exposure.

The following is a summary of derivative instruments for Investment Grade Bond Fund as of June 30, 2020, as reflected within the Statements of Assets and Liabilities:

Liabilities	Swap agreements at value[1]
Exchange-traded/cleared liability derivatives Credit contracts	$(1,167,146)

[1]

Represents swap agreements, at value. Market value of swap agreements is reported in the Portfolio of Investments along with the unamortized upfront premium paid (received), if any, and unrealized appreciation (depreciation) on each individual contract.

Transactions in derivative instruments for Investment Grade Bond Fund during the six month ended June 30, 2020, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Swap agreements
Credit contracts	$3,403,409

Net Change in Unrealized Appreciation (Depreciation) on:	Swap agreements
Credit contracts	$10,273,462

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

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Notes to Financial Statements (continued)

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The volume of swap agreement activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2020:

Investment Grade Bond Fund	Credit Default Swaps
Average Notional Amount Outstanding	2.18%
Highest Notional Amount Outstanding	4.77%
Lowest Notional Amount Outstanding	0.00%
Notional Amount Outstanding as of June 30, 2020	4.11%

Unrealized gain and/or loss on open swaps is recorded in the Statements of Assets and Liabilities. The aggregate notional values of swap contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Investment Grade Bond Fund	$34,035,481	$34,035,481

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Notes to Financial Statements (continued)

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5.  Purchases and Sales of Securities.  For the six months ended June 30, 2020, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
High Income Fund	$—	$719,832	$63,309,214	$89,893,916
Intermediate Municipal Bond Fund	—	—	13,609,141	7,325,408
Investment Grade Bond Fund	684,785,144	1,176,103,559	1,648,891,653	1,364,172,077

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to High Income Fund and Investment Grade Bond Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $15 billion	Over $15 billion
High Income Fund	0.60%	0.60%
Investment Grade Bond Fund	0.40%	0.38%

Natixis Advisors, L.P. (“Natixis Advisors”) serves as investment adviser to Intermediate Municipal Bond Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis.

Under the terms of the management agreement, Intermediate Municipal Bond Fund pays a management fee at the annual rate of 0.40% of the Fund’s average daily net assets, calculated daily and payable monthly.

Natixis Advisors has entered into a subadvisory agreement for the Fund with Loomis Sayles. Under the terms of the subadvisory agreement, the Fund has agreed to pay Loomis Sayles a subadvisory fee at the annual rate of 0.20% of the Fund’s average daily net assets, calculated daily and payable monthly.

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Notes to Financial Statements (continued)

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Payments to Natixis Advisors are reduced by the amounts of payments to Loomis Sayles, as calculated based on the above.

Natixis Advisors and Loomis Sayles have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2021, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended June 30, 2020 the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

		Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y	Admin Class
High Income Fund	1.00%	1.75%	0.70%	0.75%	—
Intermediate Municipal Bond Fund	0.70%	1.45%	—	0.45%	—
Investment Grade Bond Fund	0.76%	1.51%	0.46%	0.51%	1.01%

Effective July 1, 2020, the expense limits as a percentage of average daily net assets under the expense limitation agreements for Investment Grade Bond Fund are as follows:

		Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y	Admin Class
Investment Grade Bond Fund	0.75%	1.50%	0.45%	0.50%	1.00%

This new undertaking is in effect until April 30, 2022, may be terminated before then only with the consent of the Funds’ Board of Trustees, and will be reevaluated on an annual basis.

Natixis Advisors and Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more

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Notes to Financial Statements (continued)

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than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2020, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets Gross Net
High Income Fund	$372,021	$120,477	$251,544	0.60%	0.41%
Intermediate Municipal Bond Fund	35,851	35,851	—	0.40%	—%
Investment Grade Bond Fund	10,827,404	880,120	9,947,284	0.40%	0.37%

[1]	Management fee waivers are subject to possible recovery until December 31, 2021.

For the six months ended June 30, 2020, expenses have been reimbursed as follows:

Fund	Reimbursement
Intermediate Municipal Bond Fund	$37,066

No expenses were recovered for any of the Funds during the six months ended June 30, 2020 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”), and Investment Grade Bond Fund has adopted a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

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Notes to Financial Statements (continued)

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Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

Under the Admin Class Plan, Investment Grade Bond Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Admin Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of Investment Grade Bond Fund may pay Natixis Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended June 30, 2020, the service and distribution fees for each Fund were as follows:

	Service Fees			Distribution Fees
Fund	Class A	Class C	Admin Class	Class C	Admin Class
High Income Fund	$24,917	$3,729	$—	$11,187	$—
Intermediate Municipal Bond Fund	10,092	1,809	—	5,426	—
Investment Grade Bond Fund	959,646	232,578	137,922	697,734	137,922

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

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Notes to Financial Statements (continued)

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For the six months ended June 30, 2020, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
High Income Fund	$27,561
Intermediate Municipal Bond Fund	3,992
Investment Grade Bond Fund	1,198,887

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended June 30, 2020, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
High Income Fund	$48,194
Intermediate Municipal Bond Fund	1,606
Investment Grade Bond Fund	1,621,292

As of June 30, 2020, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
High Income Fund	$846
Intermediate Municipal Bond Fund	39
Investment Grade Bond Fund	37,329

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Notes to Financial Statements (continued)

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Sub-transfer agent fees attributable to Class A, Class C, Class Y and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended June 30, 2020, were as follows:

Fund	Commissions
High Income Fund	$1,662
Intermediate Municipal Bond Fund	405
Investment Grade Bond Fund	29,864

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $199,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

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Notes to Financial Statements (continued)

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Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.

g.  Affiliated Ownership.  As of June 30, 2020, Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of Investment Grade Bond Fund representing 0.13% of the Fund’s net assets.

Investment activities of affiliated shareholders could have material impacts on the Fund.

h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to High Income Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through April 30, 2021 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended June 30, 2020, Natixis Advisors reimbursed the Fund $741 for transfer agency expenses related to Class N shares.

7.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses for High Income Fund and Investment Grade Bond Fund attributable to Class A, Class C, Class Y and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

Intermediate Municipal Bond Fund allocates transfer agent fees and expenses on a pro rata basis based on the relative net assets of each class to the total net assets of those classes.

For the six months ended June 30, 2020, High Income Fund and Investment Grade Bond Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y	Admin Class
High Income Fund	$10,590	$1,603	$741	$48,055	$—
Investment Grade Bond Fund	313,599	76,041	3,057	1,280,938	45,073

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of

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Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended June 30, 2020, none of the Funds had borrowings under this agreement.

9.  Payable to Custodian Bank.  The Funds’ custodian bank, State Street Bank, provides overdraft protection to the Funds in the event of a cash shortfall. Cash overdrafts may bear interest at a rate per annum equal to the Federal Funds rate plus a variable spread. At June 30, 2020, Investment Grade Bond Fund had a payable to the custodian bank of $25,949,394 for an overdraft. No interest was incurred as a result of this overdraft.

10.  Risk.  Each Fund’s investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Global markets have experienced periods of high volatility triggered by the rapidly evolving public health emergency known as coronavirus (“COVID-19”). As the situation continues to unfold, the extent and duration of the impact that the COVID-19 outbreak may have on financial markets and the economy as a whole remains highly uncertain. If the effects of the COVID-19 outbreak on financial markets and the economy continue for an extended period of time, the Funds’ future financial and investment results may be adversely affected.

11.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2020, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on

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Notes to Financial Statements (continued)

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accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non- Affiliated Account Holders	Percentage of Non- Affiliated Ownership
High Income Fund	7	58.39%
Intermediate Municipal Bond Fund	4	62.61%
Investment Grade Bond Fund	1	10.77%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

12.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
High Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	265,394	$1,063,888	1,181,562	$4,961,757
Issued in connection with the reinvestment of distributions	114,947	449,219	224,427	943,693
Redeemed	(986,738)	(3,936,894)	(1,744,701)	(7,332,092)

Net change	(606,397)	$(2,423,787)	(338,712)	$(1,426,642)

Class C
Issued from the sale of shares	29,894	$121,962	104,622	$442,064
Issued in connection with the reinvestment of distributions	14,491	56,967	40,123	169,298
Redeemed	(310,456)	(1,228,639)	(582,159)	(2,454,372)

Net change	(266,071)	$(1,049,710)	(437,414)	$(1,843,010)

Class N
Issued from the sale of shares	405,394	$1,502,080	347,075	$1,464,639
Issued in connection with the reinvestment of distributions	86,539	337,742	144,891	609,528
Redeemed	(71,474)	(281,374)	(290,834)	(1,225,972)

Net change	420,459	$1,558,448	201,132	$848,195

Class Y
Issued from the sale of shares	6,226,617	$23,949,671	5,715,875	$23,998,846
Issued in connection with the reinvestment of distributions	557,763	2,175,019	1,050,566	4,412,148
Redeemed	(12,933,715)	(47,853,335)	(5,779,231)	(24,250,953)

Net change	(6,149,335)	$(21,728,645)	987,210	$4,160,041

Increase (decrease) from capital share transactions	(6,601,344)	$(23,643,694)	412,216	$1,738,584

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Notes to Financial Statements (continued)

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12.  Capital Shares (continued).

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
Intermediate Municipal Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	166,782	$1,753,500	172,592	$1,769,797
Issued in connection with the reinvestment of distributions	6,659	68,950	12,521	128,813
Redeemed	(96,715)	(989,249)	(59,824)	(609,217)

Net change	76,726	$833,201	125,289	$1,289,393

Class C
Issued from the sale of shares	25,917	$265,126	43,687	$451,336
Issued in connection with the reinvestment of distributions	475	4,912	967	9,940
Redeemed	(13,506)	(140,116)	(75,820)	(777,366)

Net change	12,886	$129,922	(31,166)	$(316,090)

Class Y
Issued from the sale of shares	1,059,453	$10,852,288	118,355	$1,214,783
Issued in connection with the reinvestment of distributions	6,794	70,542	14,927	153,521
Redeemed	(532,769)	(5,556,002)	(620,551)	(6,360,407)

Net change	533,478	$5,366,828	(487,269)	$(4,992,103)

Increase (decrease) from capital share transactions	623,090	$6,329,951	(393,146)	$(4,018,800)

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Notes to Financial Statements (continued)

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12.  Capital Shares (continued).

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
Investment Grade Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	10,675,215	$121,645,654	21,746,077	$242,390,732
Issued in connection with the reinvestment of distributions	1,108,368	12,306,623	1,759,350	19,703,186
Redeemed	(10,788,878)	(121,715,254)	(22,252,474)	(248,006,281)

Net change	994,705	$12,237,023	1,252,953	$14,087,637

Class C
Issued from the sale of shares	962,822	$10,772,844	1,602,835	$17,702,080
Issued in connection with the reinvestment of distributions	220,821	2,411,261	469,346	5,182,790
Redeemed	(4,207,216)	(47,250,564)	(18,184,031)	(200,209,503)

Net change	(3,023,573)	$(34,066,459)	(16,111,850)	$(177,324,633)

Class N
Issued from the sale of shares	17,018,835	$192,360,564	30,937,052	$345,100,891
Issued in connection with the reinvestment of distributions	2,279,873	25,386,534	4,168,997	46,698,958
Redeemed	(37,658,012)	(425,890,612)	(27,365,168)	(305,705,875)

Net change	(18,359,304)	$(208,143,514)	7,740,881	$86,093,974

Class Y
Issued from the sale of shares	66,426,670	$746,923,151	75,690,305	$842,848,095
Issued in connection with the reinvestment of distributions	5,373,782	59,788,962	8,703,543	97,536,256
Redeemed	(63,218,188)	(709,318,539)	(79,477,156)	(888,490,131)

Net change	8,582,264	$97,393,574	4,916,692	$51,894,220

Admin Class
Issued from the sale of shares	874,180	$9,971,236	1,693,129	$18,816,328
Issued in connection with the reinvestment of distributions	186,370	2,060,207	297,880	3,326,874
Redeemed	(1,327,979)	(14,961,664)	(2,538,140)	(28,454,222)

Net change	(267,429)	$(2,930,221)	(547,131)	$(6,311,020)

Decrease from capital share transactions	(12,073,337)	$(135,509,597)	(2,748,455)	$(31,559,822)

107 |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant's internal control over financial reporting that occurred during the period covered by the report that have materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.
(a)	(1)	Not applicable.
(a)	(2)

Certifications of Principal Executive Officer and Principal Financial Officerpursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)),filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3)	Not applicable.

(b)Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By: /s/ David L. Giunta

Name: David L. Giunta

Title: President and Chief Executive Officer

Date: August 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David L. Giunta

Name: David L. Giunta

Title: President and Chief Executive Officer

Date: August 24, 2020

By: /s/ Michael C. Kardok

Name: Michael C. Kardok

Title: Treasurer and Principal Financial and

Accounting Officer

Date: August 24, 2020